Nuveen All-American Municipal Bond Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X –
MUNICIPAL BONDS - 97 .0 % X 4,290,491,285
Alabama - 1.5%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 $ 3,556,083
3,500 4.000%, 7/01/43 7/28 at 100.00 3,511,516
15,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 16,021,297
10,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 10,760,938
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 2,034,976
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,297,035
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 498,444
20,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 20,909,854
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48
9/29 at 100.00 5,577,507
Total Alabama 67,167,650
Arizona - 2.7%
1,415 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 1,431,076
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 14,944,570
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
1,575 5.250%, 11/01/48 11/32 at 100.00 1,706,092
1,575 5.250%, 11/01/53 11/32 at 100.00 1,691,708
2,660 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 2,707,429
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 9,914,627
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A
:
1,000 5.000%, 9/01/35 9/28 at 100.00 1,073,064
935 5.000%, 9/01/42 9/28 at 100.00 976,278
2,235 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory Put
5/15/28)
5/27 at 101.68 2,418,573

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 80 (c) Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 $ 80,389
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A
:
1,500 5.000%, 7/01/33 7/29 at 100.00 1,652,778
6,380 5.000%, 7/01/35 7/29 at 100.00 6,996,238
1,000 5.000%, 7/01/38 7/29 at 100.00 1,075,940
7,200 5.000%, 7/01/45 7/29 at 100.00 7,575,360
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call 1,984,796
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call 7,509,822
3,500 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Refunding Series
2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 2,947,088
400 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 401,026
25,440 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 29,088,086
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,000 5.250%, 12/01/28 No Opt. Call 1,067,940
13,155 5.000%, 12/01/32 No Opt. Call 14,370,665
7,000 5.000%, 12/01/37 No Opt. Call 7,806,430
Total Arizona 119,419,975
Arkansas - 0.5%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 5,052,967
7,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 7,347,341
Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1
:
2,500 5.000%, 9/01/39 9/30 at 100.00 2,564,210
5,545 5.000%, 9/01/40 9/30 at 100.00 5,664,979
Total Arkansas 20,629,497
California - 10.6%
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 10,832,319
22,580 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 24,461,761
2,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 1,689,775
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 19,703,848
5,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 5,128,948

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 $ 1,703,405
3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,044,688
California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017
:
1,395 5.000%, 2/01/30 2/27 at 100.00 1,482,900
1,105 5.000%, 2/01/31 2/27 at 100.00 1,173,900
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 488,567
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,314,574
4,200 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36, 144A
6/26 at 100.00 4,205,612
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 595,025
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017, 5.000%, 10/01/31
10/27 at 100.00 1,063,121
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
14,185 5.000%, 7/01/42 7/27 at 100.00 14,492,746
1,000 5.000%, 7/01/47 7/27 at 100.00 1,014,074
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 5,108,476
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 14,617,840
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 28,202,517
2,190 5.000%, 12/31/43, (AMT) 6/28 at 100.00 2,248,460
5,425 4.000%, 12/31/47, (AMT) 6/28 at 100.00 5,014,672
3,560 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,640,412
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,000 5.000%, 11/01/30 11/26 at 100.00 1,016,179
1,040 5.250%, 11/01/31 11/26 at 100.00 1,063,259
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 10,900,583
2,950 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 2,903,938
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
8,835 5.000%, 7/01/30, (AMT), 144A 7/24 at 100.00 8,884,684
14,225 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 14,237,273
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019
:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 1,671,221

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 640 5.000%, 11/21/45, 144A 1/29 at 100.00 $ 649,880
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 1,475,497
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A
:
415 5.000%, 11/15/46, 144A 11/29 at 102.00 383,083
810 5.000%, 11/15/51, 144A 11/29 at 102.00 728,127
440 5.000%, 11/15/56, 144A 11/29 at 102.00 387,965
16,245 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/39
11/28 at 100.00 17,868,103
12,000 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 12,277,561
1,585 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 1,589,087
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 614,751
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 3,004,531
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017
:
5,000 5.000%, 5/15/47 5/27 at 100.00 5,050,628
1,750 5.000%, 5/15/50 5/27 at 100.00 1,764,647
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
9 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 9,070
58 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 58,267
22 (d),(e) 5.500%, 7/01/39 1/22 at 100.00 21,987
6,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 4,834,673
3,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 3,047,594
2,700 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/37, (AMT)
5/27 at 100.00 2,853,269
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 6,750,666
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 6,056,657
25,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 26,168,178
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/24 at 100.00 1,012,066

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A
:
$ 2,800 7.000%, 11/01/34 No Opt. Call $ 3,608,790
2,500 6.500%, 11/01/39 No Opt. Call 3,221,470
Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A
:
2,230 5.250%, 8/01/39 - AGM Insured 8/33 at 100.00 2,674,186
1,610 5.250%, 8/01/40 - AGM Insured 8/33 at 100.00 1,920,083
3,810 5.250%, 8/01/41 - AGM Insured 8/33 at 100.00 4,524,917
3,355 5.250%, 8/01/42 - AGM Insured 8/33 at 100.00 3,968,007
5,305 5.250%, 8/01/43 - AGM Insured 8/33 at 100.00 6,262,665
22,535 5.250%, 8/01/48 - AGM Insured 8/33 at 100.00 26,136,769
500 Palm Desert Redevelopment Agency, California, Successor Agency
Redevelopment Project Area, Series 2017A, 5.000%, 10/01/30 - BAM
Insured
4/27 at 100.00 540,046
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 2,809,937
15,000 (f) Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 0.000%, 8/01/41 - AGM
Insured
8/36 at 100.00 18,181,452
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 2,946,529
Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C
:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 3,752,246
11,960 5.000%, 7/01/38, (AMT) 7/28 at 100.00 12,577,846
715 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 717,654
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A
:
8,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 8,244,185
3,020 5.000%, 7/01/47, (AMT) 7/27 at 100.00 3,088,924
San Diego Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Refunding Series 2017A
:
1,815 5.000%, 9/01/36 9/26 at 100.00 1,928,541
6,160 5.000%, 9/01/40 9/26 at 100.00 6,478,280
10,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 11,342,706
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 4,504,684
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B
:
5,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 5,078,952
11,715 5.000%, 5/01/46, (AMT) 5/26 at 100.00 11,851,931
5,050 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 5,203,343

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 $ 3,083,719
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 13,380,458
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 289,922
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 5,452,122
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1
:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call 2,296,354
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,222,891
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call 2,463,917
1,425 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/42
9/26 at 100.00 1,461,489
Total California 470,726,079
Colorado - 4.8%
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 840,306
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
499 4.000%, 12/01/29 9/24 at 103.00 475,928
2,060 5.000%, 12/01/39 9/24 at 103.00 1,990,992
1,350 5.000%, 12/01/48 9/24 at 103.00 1,230,867
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 507,882
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 406,633
9,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
1/24 at 102.00 8,359,789
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
1/24 at 100.00 2,066,213
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
1/24 at 100.00 3,043,013
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 1,396,024
25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 24,791,250
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 2,566,714
6,155 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 6,331,773

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 $ 3,060,029
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
1/24 at 103.00 1,749,824
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 951,456
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/39
3/25 at 103.00 486,849
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call 7,959,343
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 21,105,787
3,350 5.500%, 11/15/38, (AMT) 11/32 at 100.00 3,881,565
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
2/24 at 100.00 5,009,517
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 20,154,861
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
2,955 5.000%, 12/01/28 12/26 at 100.00 3,062,257
3,310 5.000%, 12/01/31 12/26 at 100.00 3,410,171
5,005 5.000%, 12/01/33 12/26 at 100.00 5,136,620
565 5.000%, 12/01/34 12/26 at 100.00 578,260
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call 16,896
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call 322,634
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call 15,209
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call 18,311
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call 8,869,942
1,365 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 1,311,675
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 845,466
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 1,811,291
3,342 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 3,460,248
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
1/24 at 103.00 1,717,617
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 1,358,278
20,250 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 19,622,621
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 626,562

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 $ 792,562
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 4,255,304
1,830 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
1/24 at 103.00 1,780,229
2,495 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
1/24 at 102.00 2,514,026
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
2,170 6.250%, 11/15/28 No Opt. Call 2,323,709
3,080 6.500%, 11/15/38 No Opt. Call 3,884,530
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 1,638,800
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
1,350 3.000%, 7/15/37 1/31 at 100.00 1,200,068
2,000 4.000%, 7/15/39 No Opt. Call 2,014,361
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 469,954
STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A
:
555 4.000%, 12/01/29 12/24 at 103.00 519,844
500 5.000%, 12/01/38 12/24 at 103.00 475,146
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 604,371
4,483 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 3,832,215
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 1/24 at 103.00 501,517
2,000 5.375%, 12/01/39 1/24 at 103.00 2,006,708
5,000 5.500%, 12/01/48 1/24 at 103.00 4,966,199
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 3,090,416
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 2,508,850
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,878,889
Total Colorado 211,808,371
Connecticut - 0.8%
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 665,385

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
$ 2,500 4.000%, 7/01/36 7/29 at 100.00 $ 2,264,899
5,630 4.000%, 7/01/38 7/29 at 100.00 5,032,614
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT
:
5,000 5.000%, 12/01/41 6/26 at 100.00 5,146,882
16,000 5.000%, 12/01/45 6/26 at 100.00 16,358,115
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 1,717,661
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 2,657,432
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 2,651,441
Total Connecticut 36,494,429
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 1,873,257
8,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 8,606,829
Total Delaware 10,480,086
District of Columbia - 0.6%
7,845 District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A,
5.500%, 7/01/47
7/32 at 100.00 9,031,945
2,890 (g) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53,
(UB)
10/29 at 100.00 2,688,066
1,500 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/37
10/29 at 100.00 1,514,926
3,745 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second
Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC Insured
No Opt. Call 2,929,477
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A
:
2,095 5.000%, 10/01/33, (AMT) 10/28 at 100.00 2,260,636
9,375 5.000%, 10/01/34, (AMT) 10/28 at 100.00 10,103,773
Total District of Columbia 28,528,823
Florida - 8.6%
2,300 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/28
1/24 at 100.00 2,300,939
385 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/24 at 100.00 385,175
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 13,603,180
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 3,573,888

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
$ 1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 $ 1,052,675
245 5.000%, 12/15/40, 144A 7/26 at 100.00 224,284
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 6,767,808
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 2,917,389
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A
:
1,500 4.750%, 7/01/40 7/25 at 100.00 1,103,813
1,380 5.000%, 7/01/50 7/25 at 100.00 980,533
11,353 (d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 1,135,321
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
565 5.000%, 6/15/39, 144A 6/26 at 100.00 527,453
610 5.000%, 6/15/49, 144A 6/26 at 100.00 545,471
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2019B, 5.000%, 7/01/49
7/29 at 100.00 7,419,703
3,245 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 3,186,259
2,885 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 2,377,250
865 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 883,090
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 1,576,722
1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 1,502,214
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 265,226
10,100 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 10,186,150
77,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 78,080,940
18,200 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 18,198,400
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 36,668,915
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 1,960,269
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 5,476,486

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 29,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 $ 29,602,855
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1
:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 439,190
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 1,364,691
26,155 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 24,460,820
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 8,550,288
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020
:
1,040 4.000%, 11/01/37 11/29 at 100.00 1,030,915
1,085 4.000%, 11/01/38 11/29 at 100.00 1,068,946
1,650 4.000%, 11/01/39 11/29 at 100.00 1,615,410
2,170 4.000%, 11/01/40 11/29 at 100.00 2,100,955
10,285 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 10,958,179
340 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
1/24 at 100.00 336,468
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
875 5.500%, 6/15/32, 144A 1/24 at 100.00 855,608
1,375 5.750%, 6/15/42, 144A 1/24 at 100.00 1,332,060
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 902,590
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 12,283,042
5,025 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 5,468,622
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
2,870 0.000%, 10/01/37 - BAM Insured No Opt. Call 1,737,578
3,130 0.000%, 10/01/42 - BAM Insured No Opt. Call 1,472,322
10,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/45
7/32 at 100.00 11,054,826
180 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 180,943
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 5,325,929
School Board of Lee County, Florida, Certificates of Participation, Series
2023A
:
1,000 5.000%, 8/01/37 8/33 at 100.00 1,168,880
1,685 5.000%, 8/01/38 8/33 at 100.00 1,946,919
4,465 5.000%, 8/01/39 8/33 at 100.00 5,116,374
2,715 5.000%, 8/01/40 8/33 at 100.00 3,089,433

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
$ 5,000 5.250%, 11/15/39 11/26 at 103.00 $ 4,123,238
1,015 5.500%, 11/15/49 11/26 at 103.00 788,330
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 2,560,999
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
3,885 4.000%, 8/15/42 8/27 at 100.00 3,838,569
2,965 5.000%, 8/15/42 - BAM Insured 8/27 at 100.00 3,089,724
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A
:
500 5.000%, 7/01/29 1/24 at 100.00 500,579
6,860 5.250%, 7/01/44 1/24 at 100.00 6,865,116
270 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
1/24 at 100.00 255,635
290 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
1/24 at 100.00 3
2,640 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A
5/32 at 100.00 2,732,298
4,930 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Refunding Series 2017, 5.000%,
10/15/42
10/27 at 100.00 5,130,967
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 13,210,625
470 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.125%,
5/01/36
5/28 at 100.00 475,489
Total Florida 379,934,968
Georgia - 1.1%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,500 (d) 6.750%, 1/01/35 1/28 at 100.00 1,125,000
1,000 (d) 7.000%, 1/01/40 1/28 at 100.00 450,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,500 5.250%, 7/01/41, (AMT) 7/33 at 100.00 3,922,850
2,400 5.250%, 7/01/42, (AMT) 7/33 at 100.00 2,676,353
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 9,801,673
405 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call 409,179
5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 5,518,929
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call 1,082,175
17,600 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 16,942,031

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 $ 4,548,778
Total Georgia 46,476,968
Hawaii - 0.1%
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
1/24 at 100.00 1,000,517
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 4,583,437
Total Hawaii 5,583,954
Idaho - 0.3%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,455,414
Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016
:
2,300 3.500%, 9/01/33 9/26 at 100.00 2,122,982
205 5.000%, 9/01/37 9/26 at 100.00 207,362
4,200 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 4,422,995
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 1,324,664
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38, 144A
12/26 at 100.00 2,004,711
Total Idaho 11,538,128
Illinois - 10.4%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 70,488,060
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
2,125 5.250%, 4/01/35 4/33 at 100.00 2,375,475
1,250 5.250%, 4/01/37 4/33 at 100.00 1,372,298
1,600 5.000%, 4/01/38 4/33 at 100.00 1,713,076
1,000 5.250%, 4/01/39 4/33 at 100.00 1,085,277
1,960 5.500%, 4/01/42 4/33 at 100.00 2,150,260
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
1/24 at 100.00 618,514
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,215,121
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 36,546,628
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,890 5.500%, 12/01/31 No Opt. Call 4,298,270
15,000 5.000%, 12/01/32 No Opt. Call 16,167,415
10,000 5.000%, 12/01/34 12/33 at 100.00 10,745,252
10,000 5.250%, 12/01/35 12/33 at 100.00 10,885,946
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,250 5.000%, 12/01/45 12/29 at 100.00 1,301,476
2,220 4.000%, 12/01/50 12/29 at 100.00 2,129,801

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 $ 17,594,269
9,845 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 10,149,468
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 3,891,698
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 3,189,371
8,805 (g) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,248,930
13,760 (g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40, (UB)
1/25 at 100.00 13,858,907
7,545 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB)
1/25 at 100.00 7,591,690
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
2,260 5.000%, 1/01/24 No Opt. Call 2,260,000
935 5.000%, 1/01/25 No Opt. Call 947,504
705 5.000%, 1/01/35 1/26 at 100.00 714,396
2,175 (g) 5.000%, 1/01/38, (UB) 1/26 at 100.00 2,186,389
6,000 (g) Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30, (UB)
No Opt. Call 6,522,472
2,200 (g) Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB)
1/25 at 100.00 2,217,319
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
2,155 5.000%, 1/01/28 4/24 at 100.00 2,164,907
5,790 5.000%, 1/01/31 4/24 at 100.00 5,816,617
7,120 5.000%, 1/01/34 1/24 at 100.00 7,152,731
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
5,000 5.000%, 1/01/31 - BAM Insured No Opt. Call 5,574,946
1,700 5.000%, 1/01/32 - BAM Insured No Opt. Call 1,911,743
1,600 5.000%, 1/01/33 - BAM Insured No Opt. Call 1,819,559
Chicago, Illinois, O?Hare Airport Customer Facility Charge Revenue
Bonds, Senior Lien Refunding Series 2023
:
1,195 5.250%, 1/01/39 - BAM Insured 1/33 at 100.00 1,346,560
1,700 5.250%, 1/01/40 - BAM Insured 1/33 at 100.00 1,905,865
1,955 5.250%, 1/01/41 - BAM Insured 1/33 at 100.00 2,182,293
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
1,800 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 2,094,949
450 5.000%, 11/01/37 - AGM Insured 5/32 at 100.00 518,932
1,300 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 1,488,671
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,888,304
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 1,486,033
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 700,231
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 11,057,641

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 $ 13,317,348
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,862,589
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 19,121
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 1,127,120
14,715 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41
2/27 at 100.00 14,733,591
12,286 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 11,406,012
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 7,388,605
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,080,492
14,830 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 15,882,610
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 3,753,526
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 3,515,759
Illinois State, General Obligation Bonds, November Series 2017D
:
11,625 5.000%, 11/01/27 No Opt. Call 12,498,523
3,000 5.000%, 11/01/28 11/27 at 100.00 3,221,522
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call 2,180,700
1,700 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A, 5.000%, 1/01/36, (WI/DD)
7/34 at 100.00 2,068,396
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 7,237,478
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 1,500,551
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
6,450 0.000%, 12/15/52 - AGM Insured No Opt. Call 1,716,439
1,225 5.000%, 6/15/53 12/25 at 100.00 1,237,550
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 6,699,645
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call 14,096,860
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 1,841,080
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call 4,815,307
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 15,523,470
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,520,425
Total Illinois 460,819,983

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 2.0%
$ 2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 $ 1,835,831
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 6,823,174
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 705,153
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 3,766,459
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 6,151,094
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 4,770,224
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,646,449
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 2,096,166
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A
:
10,325 5.000%, 10/01/41 10/26 at 100.00 10,658,940
4,880 5.000%, 10/01/46 10/26 at 100.00 5,016,011
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Forward Delivery Series 2024A
:
1,000 5.000%, 10/01/40 - BAM Insured, (WI/DD) 10/34 at 100.00 1,108,348
1,000 5.000%, 10/01/41 - BAM Insured, (WI/DD) 10/34 at 100.00 1,103,009
1,000 5.000%, 10/01/42 - BAM Insured, (WI/DD) 10/34 at 100.00 1,097,044
1,000 5.000%, 10/01/43 - BAM Insured, (WI/DD) 10/34 at 100.00 1,093,047
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 5,259,237
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,385 5.750%, 3/01/43 3/33 at 100.00 3,729,122
1,815 6.125%, 3/01/57 3/33 at 100.00 1,985,186
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1
:
3,080 5.000%, 3/01/53 - BAM Insured 3/33 at 100.00 3,295,994
3,225 5.000%, 3/01/58 - BAM Insured 3/33 at 100.00 3,428,334
3,000 5.250%, 3/01/67 - BAM Insured 3/33 at 100.00 3,224,484
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013
:
70 5.875%, 1/01/24, (AMT) No Opt. Call 70,000
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 9,203,095
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 8,676,311
Total Indiana 86,742,712
Iowa - 0.8%
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/24 at 100.00 1,970,802

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
$ 6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 $ 6,323,273
25,575 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 26,695,139
Total Iowa 34,989,214
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
1,500 5.000%, 12/01/36 12/26 at 100.00 1,500,683
1,320 5.000%, 12/01/41 12/26 at 100.00 1,237,141
Total Kansas 2,737,824
Kentucky - 1.3%
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 5,405,141
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
2,545 5.000%, 9/01/43 9/28 at 100.00 2,653,805
2,600 5.000%, 9/01/48 9/28 at 100.00 2,700,068
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 6,869,400
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,251,359
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,450 5.000%, 7/01/26 7/25 at 100.00 2,491,250
2,100 5.000%, 7/01/33 7/25 at 100.00 2,136,546
5,655 5.000%, 7/01/37 7/25 at 100.00 5,726,748
725 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2020A. Forward Delivery, 5.000%, 9/01/35
9/29 at 100.00 766,823
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018
:
3,000 5.000%, 5/01/35 5/28 at 100.00 3,245,936
3,500 5.000%, 5/01/36 5/28 at 100.00 3,777,603
2,000 5.000%, 5/01/37 5/28 at 100.00 2,150,699
750 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/37
11/28 at 100.00 762,728
Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare Inc, Series 2016A
:
3,885 5.000%, 10/01/30 10/26 at 100.00 4,044,830
1,850 5.000%, 10/01/31 10/26 at 100.00 1,924,415
2,785 4.000%, 10/01/35 10/26 at 100.00 2,796,570
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%, 10/01/43
- BAM Insured
10/29 at 100.00 4,621,579
Total Kentucky 58,325,500

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.3%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
$ 2,910 5.000%, 12/01/26 No Opt. Call $ 2,922,190
3,210 5.000%, 12/01/28 No Opt. Call 3,198,442
3,930 5.000%, 12/01/29 No Opt. Call 3,909,334
3,950 5.000%, 12/01/34 12/29 at 100.00 3,892,846
22,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
1/24 at 100.00 22,223,682
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
2,375 5.000%, 7/01/41 7/33 at 100.00 2,661,092
2,000 5.000%, 7/01/43 7/33 at 100.00 2,220,583
1,050 (c) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 1,058,525
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 6,923,079
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 545,764
4,325 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,749,374
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 2,990,199
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,561,392
Total Louisiana 58,856,502
Maine - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,930,629
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 978,247
Total Maine 5,908,876
Maryland - 0.8%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
10,000 5.000%, 9/01/39 9/27 at 100.00 9,916,110
1,000 5.000%, 9/01/46 9/27 at 100.00 932,793
710 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 695,260
450 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 467,650
22,850 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42
2/25 at 100.00 23,056,406
Total Maryland 35,068,219
Massachusetts - 1.6%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 6,294,889

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 3,614 (d) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A
1/24 at 100.00 $ 36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E
:
1,200 5.000%, 7/01/35 7/26 at 100.00 1,240,296
5,590 5.000%, 7/01/37 7/26 at 100.00 5,746,838
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 4,102,767
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
5,285 5.000%, 7/01/37 7/28 at 100.00 5,636,892
5,000 5.000%, 7/01/38 7/28 at 100.00 5,303,002
5,000 5.000%, 7/01/43 7/28 at 100.00 5,227,438
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 1,514,067
4,785 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 4,846,603
Massachusetts Port Authority, Revenue Bonds, Series 2021E
:
6,180 5.000%, 7/01/46, (AMT) 7/31 at 100.00 6,538,659
13,320 5.000%, 7/01/51, (AMT) 7/31 at 100.00 13,968,019
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 3,013,938
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 5,259,052
Total Massachusetts 68,728,596
Michigan - 1.3%
3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 4,172,058
1,145 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Senior Lien Series 2023A, 5.000%, 7/01/37
1/34 at 100.00 1,357,774
3,250 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 3,675,112
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2023A
:
1,175 5.000%, 7/01/36 1/34 at 100.00 1,415,776
3,275 5.000%, 7/01/37 1/34 at 100.00 3,908,740
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B
:
3,105 5.250%, 7/01/48 1/34 at 100.00 3,541,610
5,250 5.250%, 7/01/53 1/34 at 100.00 5,936,720
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 2,654,588
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
1/24 at 100.00 1,251,170
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
10,000 5.000%, 11/15/41 11/33 at 100.00 11,597,307

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 10,000 5.000%, 11/15/42 11/33 at 100.00 $ 11,535,813
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B
:
1,550 5.000%, 12/01/33 - AGM Insured, (AMT) No Opt. Call 1,786,431
1,690 5.500%, 12/01/41 - AGM Insured, (AMT) 12/33 at 100.00 1,936,286
1,365 5.500%, 12/01/43 - AGM Insured, (AMT) 12/33 at 100.00 1,550,347
Total Michigan 56,319,732
Minnesota - 0.9%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 259,874
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
150 5.000%, 7/01/36 7/24 at 102.00 141,409
270 5.000%, 7/01/47 7/24 at 102.00 231,677
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 3,381,846
2,805 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
1/24 at 100.00 2,607,664
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A
:
3,295 5.000%, 7/01/41 7/31 at 100.00 3,045,150
11,160 5.000%, 7/01/56 7/31 at 100.00 9,643,229
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 2,296,576
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 409,020
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
1/24 at 100.00 16,238,087
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,500 (c) 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 2,579,665
235 (c) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 242,489
Total Minnesota 41,076,686
Mississippi - 0.3%
1,755 (c) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,774,465
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 1,021,389
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
4,500 (g) 6.000%, 9/01/48, (UB) 9/33 at 100.00 5,209,138
6,200 (g) 6.000%, 9/01/53, (UB) 9/33 at 100.00 7,107,891
Total Mississippi 15,112,883

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 2.0%
$ 3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call $ 3,472,019
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/41
3/31 at 100.00 1,180,232
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 2,909,320
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/39, (AMT)
3/29 at 100.00 5,195,904
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 18,540,574
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 3,570,961
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 2,003,456
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 2,284,524
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 15,300,085
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,729,971
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 8,585,412
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2010A
:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call 3,848,970
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call 5,173,247
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call 4,432,482
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call 4,761,595
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call 3,907,104
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call 1,239,017
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/24 at 100.00 360,640
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
1/24 at 100.00 582,820
Total Missouri 90,078,333
Montana - 0.2%
4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 4,478,015
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 1,955,534
Total Montana 6,433,549

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 0.6%
$ 7,500 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 $ 7,908,505
15,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 17,481,478
Total Nebraska 25,389,983
Nevada - 1.0%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A
:
265 5.000%, 9/01/29 9/27 at 100.00 276,690
750 5.000%, 9/01/30 9/27 at 100.00 781,369
730 5.000%, 9/01/32 9/27 at 100.00 758,543
1,965 5.000%, 9/01/42 9/27 at 100.00 2,010,866
1,150 5.000%, 9/01/47 9/27 at 100.00 1,167,294
Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A
:
7,160 5.000%, 6/01/43 6/28 at 100.00 7,585,239
6,440 5.000%, 5/01/48 6/28 at 100.00 6,774,522
4,765 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 476,500
2,515 (c) Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 2,544,717
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 20,580,634
45 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 4.250%, 6/01/24
1/24 at 103.00 45,100
Total Nevada 43,001,474
New Hampshire - 0.0%
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A
:
1,000 5.000%, 8/01/34 2/28 at 100.00 1,058,817
725 5.000%, 8/01/36 2/28 at 100.00 762,762
Total New Hampshire 1,821,579
New Jersey - 2.0%
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 9,725,060
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 5,259,382
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019MMM
:
1,155 5.000%, 6/15/34 12/29 at 100.00 1,288,459
2,580 4.000%, 6/15/35 12/29 at 100.00 2,680,274
1,650 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1/24 at 100.50 1,653,342
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
3/24 at 101.00 2,274,256

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 2,005 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call $ 2,025,947
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
1,750 5.000%, 9/01/35 3/33 at 100.00 2,049,090
1,000 5.000%, 9/01/37 3/33 at 100.00 1,150,775
1,825 5.000%, 9/01/39 3/33 at 100.00 2,067,586
2,000 5.000%, 9/01/41 3/33 at 100.00 2,247,001
1,200 5.000%, 9/01/42 3/33 at 100.00 1,341,742
1,265 5.000%, 9/01/43 3/33 at 100.00 1,411,031
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021
:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 1,158,501
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 3,645,090
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 1,054,557
15,300 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 8,227,341
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 19,617,416
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 4,586,841
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
5,500 5.000%, 6/15/44 12/28 at 100.00 5,793,822
4,000 5.000%, 6/15/50 12/28 at 100.00 4,170,363
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call 3,336,053
600 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 631,885
Total New Jersey 87,395,814
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020,
4.000%, 9/01/40
9/30 at 100.00 3,856,349
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 731,830
Total New Mexico 4,588,179
New York - 11.3%
1,835 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.400%,
2/01/43
2/33 at 100.00 1,849,961
2,710 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 2,351,310
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A
:
410 4.500%, 6/01/27 6/24 at 103.00 416,509
250 5.000%, 6/01/35 6/24 at 103.00 258,652

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
$ 1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 $ 1,699,287
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 4,259,192
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 1,199,846
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 2,487,190
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 8,233,338
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 96,772
300 5.000%, 12/01/36, 144A 6/27 at 100.00 283,825
Dormitory Authority of the State of New York, Revenue Bonds, Teachers
College, Series 2017
:
500 5.000%, 7/01/29 7/27 at 100.00 539,985
175 5.000%, 7/01/32 7/27 at 100.00 188,881
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/40
9/28 at 100.00 5,347,273
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 7,721,430
3,800 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/35
9/28 at 100.00 4,203,457
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 7,340,982
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B
:
775 4.760%, 2/01/27 No Opt. Call 759,573
1,255 5.570%, 2/01/41 2/30 at 100.00 1,172,356
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 1,333,939
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 937,200
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
475 4.050%, 2/01/31 2/30 at 100.00 438,466
885 4.450%, 2/01/41 2/30 at 100.00 707,263
1,560 4.600%, 2/01/51 2/30 at 100.00 1,168,666
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/41
9/26 at 100.00 6,763,355
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36
11/26 at 100.00 5,226,303
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
10,000 4.750%, 11/15/45 5/30 at 100.00 10,309,521
11,000 (g) 5.250%, 11/15/55, (UB) 5/30 at 100.00 11,670,008

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 4,200 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
5/24 at 100.00 $ 4,215,689
Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2017A
:
1,400 5.000%, 7/01/34 7/27 at 100.00 1,506,181
1,000 5.000%, 7/01/36 7/27 at 100.00 1,069,739
1,000 5.000%, 7/01/37 7/27 at 100.00 1,065,019
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019
:
800 4.000%, 1/01/30 1/26 at 103.00 734,426
1,215 5.000%, 1/01/40 1/26 at 103.00 1,067,272
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
300 5.000%, 7/01/24 No Opt. Call 302,123
210 5.000%, 7/01/26 7/24 at 100.00 211,555
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
3,000 (d) 5.750%, 10/01/37 1/24 at 100.00 2,100,000
1,000 (d) 2.350%, 10/01/46 1/24 at 100.00 700,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 1,038,695
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 10,784,015
6,110 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 6,227,412
3,975 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 4,056,761
15,685 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 16,568,053
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/42
8/28 at 100.00 2,142,056
8,130 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 9,498,978
2,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 3,473,200
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/34
12/30 at 100.00 1,058,036
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 8,301,814
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 3,317,863
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 7,694,569
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
1,455 5.000%, 8/01/41 8/33 at 100.00 1,677,668
2,570 5.000%, 8/01/42 8/33 at 100.00 2,945,691
1,250 5.000%, 8/01/43 8/33 at 100.00 1,425,526
9,895 5.000%, 8/01/44 8/33 at 100.00 11,221,478
3,650 5.000%, 8/01/45 8/33 at 100.00 4,117,904

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,050 New York State Environmental Facilities Corporation, Solid Waste Disposal
Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2020R-2,
5.125%, 9/01/50, (AMT), (Mandatory Put 9/03/30), 144A
6/30 at 100.00 $ 1,065,137
New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A
:
1,000 5.250%, 11/15/40 - AGM Insured 11/33 at 100.00 1,179,708
1,000 5.250%, 11/15/41 - AGM Insured 11/33 at 100.00 1,174,988
500 5.250%, 11/15/42 - AGM Insured 11/33 at 100.00 584,444
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
16,000 5.000%, 3/15/41 9/32 at 100.00 18,305,352
5,615 5.000%, 3/15/42 9/32 at 100.00 6,384,152
New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Bidding Group 4 Series 2023A
:
10,450 5.000%, 3/15/42 9/33 at 100.00 11,947,193
9,570 5.000%, 3/15/44 9/33 at 100.00 10,872,506
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,316,100
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 8,123,021
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 5,005,344
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 3,208,661
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 8,054,014
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
3,200 5.250%, 8/01/31, (AMT) 8/30 at 100.00 3,335,220
9,275 5.375%, 8/01/36, (AMT) 8/30 at 100.00 9,567,853
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
2,000 5.500%, 6/30/38, (AMT) 6/31 at 100.00 2,225,300
780 5.500%, 6/30/42 - AGM Insured, (AMT) 6/31 at 100.00 866,052
1,545 5.000%, 6/30/49 - AGM Insured, (AMT) 6/31 at 100.00 1,614,960
3,220 6.000%, 6/30/54, (AMT) 6/31 at 100.00 3,557,800
8,115 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 8,516,383
12,640 5.375%, 6/30/60, (AMT) 6/31 at 100.00 13,121,480
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A
:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 371,334
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 348,458
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 1,101,459
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 10,237,284

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
$ 14,690 5.000%, 10/01/35, (AMT) 10/30 at 100.00 $ 15,282,465
4,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 4,051,109
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
6,200 6.000%, 4/01/35, (AMT) 4/31 at 100.00 6,919,091
10,965 5.625%, 4/01/40, (AMT) 4/31 at 100.00 11,817,559
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
8,780 5.000%, 12/01/34, (AMT) 12/33 at 100.00 10,214,566
7,790 5.000%, 12/01/35, (AMT) 12/33 at 100.00 8,982,386
1,750 5.000%, 12/01/36, (AMT) 12/33 at 100.00 1,996,309
2,000 5.000%, 12/01/38, (AMT) 12/33 at 100.00 2,235,051
6,505 5.000%, 12/01/40, (AMT) 12/33 at 100.00 7,185,275
5,000 5.000%, 12/01/43, (AMT) 12/33 at 100.00 5,448,632
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 5,795,947
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 1,438,687
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 2,074,935
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 1,789,566
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 1,427,984
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
2,000 5.000%, 11/15/41 11/33 at 100.00 2,302,938
1,965 5.000%, 11/15/42 11/33 at 100.00 2,248,871
1,965 5.000%, 11/15/43 11/33 at 100.00 2,239,073
3,495 5.000%, 11/15/44 11/33 at 100.00 3,962,855
5,645 5.000%, 11/15/45 11/33 at 100.00 6,371,824
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023C
:
10,795 5.000%, 11/15/35 11/33 at 100.00 13,191,372
7,500 5.000%, 11/15/37 11/33 at 100.00 8,940,866
2,140 5.250%, 11/15/39 11/33 at 100.00 2,557,062
7,340 5.250%, 11/15/40 11/33 at 100.00 8,721,938
10,000 5.000%, 11/15/41 11/33 at 100.00 11,514,688
6,465 5.250%, 11/15/42 11/33 at 100.00 7,587,901
2,050 5.000%, 11/15/43 11/33 at 100.00 2,332,231
Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2023TE-1
:
3,865 5.000%, 12/15/40 6/34 at 100.00 4,577,652
4,575 5.000%, 12/15/41 6/34 at 100.00 5,387,213
1,760 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 2,013,543
Total New York 500,180,055

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 0.1%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
$ 715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 $ 801,382
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 946,616
North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016
:
335 5.000%, 10/01/31 10/24 at 102.00 329,906
890 5.000%, 10/01/37 10/24 at 102.00 829,498
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 801,435
Total North Carolina 3,708,837
Ohio - 0.8%
5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy
Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 5,252,781
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 1,613,523
1,860 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,750,619
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 3,750,502
5,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 4,582,706
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 5,650,916
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 3,775,937
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 8,220,799
Total Ohio 34,597,783
Oklahoma - 0.6%
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019
:
1,500 4.000%, 9/01/45 9/29 at 100.00 1,294,125
1,000 5.000%, 9/01/45 9/29 at 100.00 1,020,234
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 1,512,876
8,550 Oklahoma County, Oklahoma, Finance Authority, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 9,249,673
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 14,259,736

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 811 (d) Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 5.000%, 8/01/52
8/27 at 100.00 $ 1,298
Total Oklahoma 27,337,942
Oregon - 0.4%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,855 (c) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,884,246
1,600 (c) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 1,626,391
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
1/24 at 100.00 177,118
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 13,127,593
Total Oregon 16,815,348
Pennsylvania - 4.5%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
1/24 at 100.00 315,000
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.250%, 1/01/36 - AGM Insured, (AMT) 1/33 at 100.00 1,161,352
1,000 5.250%, 1/01/37 - AGM Insured, (AMT) 1/33 at 100.00 1,151,426
1,000 5.250%, 1/01/38 - AGM Insured, (AMT) 1/33 at 100.00 1,132,345
1,250 5.250%, 1/01/40 - AGM Insured, (AMT) 1/33 at 100.00 1,399,338
2,000 5.500%, 1/01/41 - AGM Insured, (AMT) 1/33 at 100.00 2,277,013
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,196,072
1,580 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.375%, 5/01/42, 144A
5/28 at 100.00 1,595,343
10,665 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 10,369,621
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,649,970
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 6,743,141
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 4,103,251
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 6,069,705
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
770 5.000%, 1/01/38 1/25 at 100.00 771,698
625 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 636,928
150 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 152,863

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 $ 9,340,132
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
4,000 4.000%, 9/01/36 9/28 at 100.00 4,064,721
7,630 5.000%, 9/01/43 9/28 at 100.00 7,929,871
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/37
9/29 at 100.00 1,017,892
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
1,860 (c) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 1,900,587
1,310 (c) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,338,585
8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 8,848,700
2,410 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 241
2,410 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 241
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 1,654,890
5,000 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/40, (AMT)
12/32 at 100.00 5,497,504
3,750 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 3,806,027
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 4,008,904
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
1/24 at 100.00 3,120,869
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 3,393,114
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 7,507,880
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
140 5.250%, 12/01/41 12/32 at 100.00 161,485
1,490 5.250%, 12/01/42 12/32 at 100.00 1,704,338
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 16,265,468
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 26,499,665
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 1,241,274

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018
:
$ 2,500 5.000%, 5/01/36 5/28 at 100.00 $ 2,682,540
2,250 5.000%, 5/01/37 5/28 at 100.00 2,406,362
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 652,818
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 2,021,668
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017
:
2,000 5.000%, 7/01/29 7/27 at 100.00 2,079,753
7,450 5.000%, 7/01/30 7/27 at 100.00 7,732,711
4,415 5.000%, 7/01/31 7/27 at 100.00 4,573,278
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A
:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 6,902,431
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 4,809,295
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 6,827,797
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 3,489,869
2,595 The Hospitals and Higher Education Facilities Authority of Philadelphia,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017., 5.000%, 7/01/33
7/27 at 100.00 2,685,986
Total Pennsylvania 197,891,962
Puerto Rico - 1.9%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
10,500 5.000%, 7/01/37, 144A 7/31 at 100.00 10,565,167
2,000 4.000%, 7/01/42, 144A 7/31 at 100.00 1,771,539
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
7,164 4.550%, 7/01/40 7/28 at 100.00 7,216,669
118,500 0.000%, 7/01/51 7/28 at 30.01 27,819,522
15,339 5.000%, 7/01/58 7/28 at 100.00 15,430,872
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,007,352
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
14,500 4.000%, 7/01/37 7/31 at 103.00 13,885,937
5,000 4.000%, 7/01/41 7/31 at 103.00 4,602,526
Total Puerto Rico 82,299,584
South Carolina - 0.4%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 3,500,716
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,624,445
South Carolina State Ports Authority, Revenue Bonds, Series 2018
:
6,760 5.000%, 7/01/31, (AMT) 7/28 at 100.00 7,241,420

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 1,860 5.000%, 7/01/32, (AMT) 7/28 at 100.00 $ 1,986,659
Total South Carolina 15,353,240
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 922,633
Total South Dakota 922,633
Tennessee - 3.1%
1,000 (d) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37
1/25 at 102.00 230,000
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 2,248,771
500 Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds,
Refunding, Series 2015A, 5.000%, 9/01/31
9/25 at 100.00 515,941
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A
:
500 5.000%, 10/01/34 10/24 at 100.00 504,448
1,575 5.000%, 10/01/44 10/24 at 100.00 1,580,000
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 457,931
5,040 Dickson, Tennessee, Electric System Revenue Bonds, Series 2022, 5.250%,
7/01/47
7/32 at 100.00 5,648,009
4,200 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 4,436,181
Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding Series 2018
:
1,000 4.000%, 4/01/35 4/26 at 100.00 1,014,784
1,415 4.000%, 4/01/38 4/26 at 100.00 1,426,716
4,925 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call 5,092,325
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A
:
2,740 5.000%, 4/01/41 10/28 at 100.00 2,855,605
145 (c) 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 160,425
Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Refunding and Improvement Bonds, Johnson City Medical
Center, Series 1998C
:
2,025 (c) 5.125%, 7/01/25 - NPFG Insured, (ETM) 1/24 at 100.00 2,080,188
9,570 (c) 5.250%, 7/01/28 - NPFG Insured, (ETM) 1/24 at 100.00 9,874,003
2,500 Johnson City Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Ballad Health, Long Term Interest Rate Refunding Series 2023A,
5.000%, 7/01/33
No Opt. Call 2,895,543
925 Kingsport Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%,
7/20/29
1/24 at 100.00 925,293
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,000 4.000%, 4/01/36 4/27 at 100.00 1,982,109
310 5.000%, 4/01/36 4/27 at 100.00 319,297

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A
:
$ 2,955 5.000%, 1/01/36 1/27 at 100.00 $ 3,083,915
5,000 5.000%, 1/01/42 1/27 at 100.00 5,128,740
Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2017
:
1,475 4.000%, 1/01/32 1/26 at 100.00 1,501,330
1,000 4.000%, 1/01/35 1/26 at 100.00 1,013,253
1,230 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series
2009, 5.500%, 11/20/39
1/24 at 100.00 1,243,303
195 (d) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 167,550
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
1,480 5.000%, 7/01/36 - AGM Insured 1/34 at 100.00 1,750,465
1,165 5.000%, 7/01/37 - AGM Insured 1/34 at 100.00 1,361,611
2,930 5.000%, 7/01/38 - AGM Insured 1/34 at 100.00 3,372,533
2,500 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 2,857,568
275 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 312,822
2,990 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 3,379,673
4,000 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 4,482,880
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023
:
1,320 5.000%, 5/01/42 5/33 at 100.00 1,444,439
2,000 5.000%, 5/01/43 5/33 at 100.00 2,186,979
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A
:
610 5.000%, 10/01/30 10/26 at 100.00 630,768
640 5.000%, 10/01/31 10/26 at 100.00 661,208
670 5.000%, 10/01/32 10/26 at 100.00 691,479
705 5.000%, 10/01/33 10/26 at 100.00 726,812
745 5.000%, 10/01/34 10/26 at 100.00 766,305
780 5.000%, 10/01/35 10/26 at 100.00 800,605
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 510,895
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
3,965 5.000%, 7/01/40 7/26 at 100.00 4,032,498
5,240 5.000%, 7/01/46 7/26 at 100.00 5,290,550
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 395,069
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
10,805 5.000%, 7/01/28 No Opt. Call 11,762,361
11,625 5.000%, 7/01/33 No Opt. Call 13,537,151

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 $ 2,096,865
725 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
1/24 at 100.00 726,331
Nashville Metropolitan Development and Housing Agency, Tennessee, Tax
increment Bonds, Fifth & Broadway Development Project, Series 2018
:
555 4.500%, 6/01/28, 144A No Opt. Call 558,345
570 5.125%, 6/01/36, 144A 6/28 at 100.00 579,526
Shelby County Health, Educational and Housing Facility Board, Tennessee,
Educational Facilities Revenue Bonds, Rhodes College, Series 2015
:
700 5.000%, 8/01/40 8/25 at 100.00 715,108
1,000 5.000%, 8/01/45 8/25 at 100.00 1,019,424
1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 1,003,599
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,153,397
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C
:
100 5.000%, 2/01/24 No Opt. Call 100,049
5,090 5.000%, 2/01/27 No Opt. Call 5,188,326
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks Revenue
Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 1,728,840
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41
6/24 at 100.00 502,543
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 5,060,033
Total Tennessee 138,772,717
Texas - 7.2%
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A
:
125 5.000%, 12/01/46 12/26 at 100.00 126,265
740 5.000%, 12/01/51 12/26 at 100.00 744,633
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 4,711,938
3,600 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 3,841,798
2,525 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
1/24 at 100.00 2,527,692
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
1/24 at 100.00 1,252,366
5,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 5,518,633
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,732,792
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
1,000 5.000%, 11/01/27, (AMT) No Opt. Call 1,067,208
3,635 5.000%, 11/01/28, (AMT) No Opt. Call 3,937,748
11,725 5.000%, 11/01/29, (AMT) No Opt. Call 12,875,830

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,645 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 $ 3,021,276
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien
Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 2,990,667
2,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
1/24 at 100.00 2,000,178
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023
:
795 5.250%, 8/01/33, (AMT) 2/33 at 100.00 894,629
1,185 5.000%, 8/01/35, (AMT) 2/33 at 100.00 1,301,122
1,000 5.250%, 8/01/37, (AMT) 2/33 at 100.00 1,106,238
795 5.250%, 8/01/38, (AMT) 2/33 at 100.00 871,235
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
1/24 at 100.00 8,187,564
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 4,864,500
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 1,308,088
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 2,818,985
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
9,000 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 10,164,412
6,655 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 7,637,040
6,980 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 7,995,282
2,675 5.000%, 7/01/35 - AGM Insured, (AMT) 7/33 at 100.00 3,049,944
2,500 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 2,827,600
5,000 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 5,625,158
5,000 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 5,582,883
2,500 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 2,787,868
3,475 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 3,847,356
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call 7,158,432
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 1,006,104
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 9,422,411
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014
:
2,560 5.000%, 9/01/32 9/24 at 100.00 2,578,102
335 5.000%, 9/01/34 9/24 at 100.00 337,107
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015
:
1,360 5.000%, 8/15/30 8/25 at 100.00 1,387,236
1,280 5.000%, 8/15/35 8/25 at 100.00 1,301,595

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023
:
$ 10,000 (g) 4.250%, 2/15/53, (UB) 2/33 at 100.00 $ 10,083,945
3,190 5.500%, 2/15/58 - AGM Insured 2/33 at 100.00 3,629,615
4,025 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
1/24 at 100.00 4,026,170
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2018, 5.000%, 5/15/48
5/28 at 100.00 1,883,634
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
665 5.000%, 11/01/46 1/24 at 103.00 523,295
805 5.000%, 11/01/51 1/24 at 103.00 615,208
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 439,607
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 642,622
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 9,536,251
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
20,000 5.250%, 1/01/42 1/28 at 103.00 15,350,524
19,015 5.500%, 1/01/57 1/28 at 103.00 13,652,669
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A
:
30 (c) 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 31,392
360 (c) 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 376,705
65 (c) 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 68,016
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 6,632,390
1,250 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 1,255,000
3,000 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 3,013,481
10,000 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 9,075,000
10,880 (c) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 13,932,070

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 $ 4,479,990
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A
:
655 5.000%, 2/01/29 2/24 at 100.00 655,969
1,805 5.000%, 2/01/34 2/24 at 100.00 1,806,387
385 5.125%, 2/01/39 2/24 at 100.00 385,183
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 679,084
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 6,381,229
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 3,092,934
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 3,728,897
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,750 5.375%, 6/30/37, (AMT) 6/28 at 103.00 1,879,927
1,360 5.375%, 6/30/39, (AMT) 6/28 at 103.00 1,458,642
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,076,742
580 5.500%, 6/30/43, (AMT) 6/28 at 103.00 622,763
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
10,115 5.000%, 12/31/40, (AMT) 12/25 at 100.00 10,199,319
1,000 5.000%, 12/31/50, (AMT) 12/25 at 100.00 1,003,639
5,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 5,059,780
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,000 4.000%, 12/31/34 12/30 at 100.00 1,030,921
1,680 4.000%, 12/31/37 12/30 at 100.00 1,716,130
1,750 4.000%, 6/30/38 12/30 at 100.00 1,785,282
2,845 4.000%, 12/31/38 12/30 at 100.00 2,902,358
1,300 4.000%, 6/30/39 12/30 at 100.00 1,323,224
1,500 4.000%, 12/31/39 12/30 at 100.00 1,526,797
3,690 4.000%, 6/30/40 12/30 at 100.00 3,717,375
15,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 15,022,896
3,340 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/38
10/29 at 100.00 3,466,041
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 1,059,520
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 1,167,632
Total Texas 320,406,170

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 1.2%
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
$ 3,500 4.000%, 6/01/41 9/26 at 103.00 $ 2,824,121
2,280 4.000%, 6/01/52 9/26 at 103.00 1,693,937
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 2,009,123
19,115 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 19,635,748
13,165 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/37, (AMT)
7/28 at 100.00 13,867,574
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 3,078,448
1,700 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,883,870
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 1,611,164
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 7,228,705
Total Utah 53,832,690
Virginia - 1.1%
4,880 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 5,427,895
6,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 6,642,190
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
1/24 at 100.00 3,823,688
5,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2022A, 5.000%,
2/01/40
2/32 at 100.00 5,702,975
2,070 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.000%, 7/01/42
7/33 at 100.00 2,388,707
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 1,792,890
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,193,158
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 13,304,635
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A
:
4,060 4.000%, 1/01/40 7/27 at 103.00 3,934,866
5,695 4.000%, 1/01/45 7/27 at 103.00 5,319,011
Total Virginia 50,530,015
Washington - 2.3%
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 5,538,532

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 80 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call $ 87,631
5,590 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 5,878,757
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 10,743,103
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 7,447,878
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016
:
3,825 5.000%, 12/01/30 12/26 at 100.00 3,898,010
1,950 5.000%, 12/01/31 12/26 at 100.00 1,986,416
4,000 5.000%, 12/01/32 12/26 at 100.00 4,073,617
1,120 5.000%, 12/01/37 12/26 at 100.00 1,129,069
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,584,634
1,600 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 1,610,028
2,960 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,938,163
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 6,094,763
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
3,090 5.000%, 8/15/33 8/27 at 100.00 3,207,907
5,955 5.000%, 8/15/34 8/27 at 100.00 6,170,736
2,695 5.000%, 8/15/35 8/27 at 100.00 2,783,760
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 970,185
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 1,611,717
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 2,965,760
2,280 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/24 at 100.00 1,986,762
14,194 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 12,840,269
4,540 Washington State, General Obligation Bonds, Various Purpose Series
2022A, 5.000%, 8/01/44
8/31 at 100.00 5,056,764
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/43
8/32 at 100.00 7,481,632
Total Washington 100,086,093
West Virginia - 0.5%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 15,857,518
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A
:
1,000 5.000%, 9/01/30 9/29 at 100.00 1,074,191
1,500 5.000%, 9/01/31 9/29 at 100.00 1,608,580

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
$ 1,800 5.000%, 6/01/38 6/33 at 100.00 $ 1,999,377
1,000 5.000%, 6/01/39 6/33 at 100.00 1,105,712
1,715 5.000%, 6/01/41 6/33 at 100.00 1,878,921
Total West Virginia 23,524,299
Wisconsin - 3.0%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 1,202,785
815 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40, 144A
6/30 at 100.00 791,839
200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 166,948
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 1,658,703
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
11 (d) 0.000%, 1/01/47, 144A No Opt. Call 256
10 (d) 0.000%, 1/01/48, 144A No Opt. Call 212
9 (d) 0.000%, 1/01/49, 144A No Opt. Call 196
9 (d) 0.000%, 1/01/50, 144A No Opt. Call 176
9 (d) 0.000%, 1/01/51, 144A No Opt. Call 164
12 (d) 0.000%, 1/01/52, 144A No Opt. Call 198
11 (d) 0.000%, 1/01/53, 144A No Opt. Call 186
11 (d) 0.000%, 1/01/54, 144A No Opt. Call 169
11 (d) 0.000%, 1/01/55, 144A No Opt. Call 156
11 (d) 0.000%, 1/01/56, 144A No Opt. Call 145
579 (d) 5.500%, 7/01/56, 144A 3/28 at 100.00 318,978
12 (d) 0.000%, 1/01/57, 144A No Opt. Call 152
11 (d) 0.000%, 1/01/58, 144A No Opt. Call 140
11 (d) 0.000%, 1/01/59, 144A No Opt. Call 129
11 (d) 0.000%, 1/01/60, 144A No Opt. Call 119
11 (d) 0.000%, 1/01/61, 144A No Opt. Call 111
11 (d) 0.000%, 1/01/62, 144A No Opt. Call 102
10 (d) 0.000%, 1/01/63, 144A No Opt. Call 94
10 (d) 0.000%, 1/01/64, 144A No Opt. Call 88
10 (d) 0.000%, 1/01/65, 144A No Opt. Call 81
11 (d) 0.000%, 1/01/66, 144A No Opt. Call 81
128 (d) 0.000%, 1/01/67, 144A No Opt. Call 881
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
27 (d) 0.000%, 1/01/46, 144A No Opt. Call 678
27 (d) 0.000%, 1/01/47, 144A No Opt. Call 619
26 (d) 0.000%, 1/01/48, 144A No Opt. Call 582
26 (d) 0.000%, 1/01/49, 144A No Opt. Call 545
26 (d) 0.000%, 1/01/50, 144A No Opt. Call 499
28 (d) 0.000%, 1/01/51, 144A No Opt. Call 518
727 (d) 1.000%, 7/01/51, 144A 3/28 at 100.00 413,351
28 (d) 0.000%, 1/01/52, 144A No Opt. Call 478
28 (d) 0.000%, 1/01/53, 144A No Opt. Call 447
28 (d) 0.000%, 1/01/54, 144A No Opt. Call 418
27 (d) 0.000%, 1/01/55, 144A No Opt. Call 390

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 27 (d) 0.000%, 1/01/56, 144A No Opt. Call $ 365
27 (d) 0.000%, 1/01/57, 144A No Opt. Call 342
26 (d) 0.000%, 1/01/58, 144A No Opt. Call 318
26 (d) 0.000%, 1/01/59, 144A No Opt. Call 300
26 (d) 0.000%, 1/01/60, 144A No Opt. Call 280
25 (d) 0.000%, 1/01/61, 144A No Opt. Call 260
25 (d) 0.000%, 1/01/62, 144A No Opt. Call 244
25 (d) 0.000%, 1/01/63, 144A No Opt. Call 228
25 (d) 0.000%, 1/01/64, 144A No Opt. Call 216
24 (d) 0.000%, 1/01/65, 144A No Opt. Call 201
24 (d) 0.000%, 1/01/66, 144A No Opt. Call 183
314 (d) 0.000%, 1/01/67, 144A No Opt. Call 2,156
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
1/24 at 100.00 1,650,851
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 3,407,250
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 13,010,488
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 5,148,161
2,735 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 1,641,000
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 2,297,974
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 2,272,465
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 612,000
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 1,829,250
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 450,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 4,083,558
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A
:
10,050 5.000%, 6/15/38, 144A 6/26 at 100.00 10,123,251
3,360 5.000%, 6/15/48, 144A 6/26 at 100.00 3,334,064
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 6,809,746
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 6,141,538
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
1/24 at 100.00 18,015,242
7,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 7,497,711

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
$ 1,880 5.250%, 10/01/39 1/24 at 101.00 $ 1,705,412
1,000 5.375%, 10/01/44 1/24 at 101.00 885,180
3,500 5.500%, 10/01/49 1/24 at 101.00 3,072,790
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 5,980,769
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 5,035,345
435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 435,191
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A
:
2,980 5.000%, 7/01/34 7/24 at 100.00 2,990,220
2,100 4.350%, 7/01/36 1/24 at 100.00 2,100,497
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
5,000 5.000%, 12/01/34 1/24 at 101.00 4,749,438
4,435 5.000%, 12/01/44 1/24 at 101.00 3,783,468
4,225 5.250%, 12/01/49 1/24 at 101.00 3,632,959
5,352 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 4,784,826
Total Wisconsin 132,047,351
Total Municipal Bonds
(cost $4,211,681,852) 4,290,491,285
Shares Description (a) Value
X –
COMMON STOCKS - 1 .3 % X 58,472,404
Utilities - 1.3%
719,217 (h),(i) Energy Harbor Corp $ 57,573,321
14,639 (i),(j) Talen Energy Supply LLC 899,083
Total Utilities 58,472,404
Total Common Stocks
(cost $14,726,056) 58,472,404
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 4,340,822
$ 4,479 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 $ 4,340,822
Total Asset-Backed and Mortgage-Backed Securities
(cost $4,120,902) 4,340,822

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (k) X 70,482
Capital Goods - 0.0%
$ 322 (d),(e) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 70,482
Total Capital Goods 70,482
Total Variable Rate Senior Loan Interests
(cost $321,690) 70,482
Total Long-Term Investments
(cost $4,230,850,500) 4,353,374,993
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.2%
X –
MUNICIPAL BONDS - 1 .2 % X 54,900,000
National - 1.2%
$ 31,900 (m) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.850%, 12/01/24,
(AMT), (Mandatory Put 12/29/2023), 144A
No Opt. Call $ 31,900,000
23,000 (m) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM., 4.850%, 3/20/24,
(AMT), (Mandatory Put 12/29/2023), 144A
No Opt. Call 23,000,000
Total National 54,900,000
Total Municipal Bonds
(cost $54,900,000) 54,900,000
Total Short-Term Investments
(cost $54,900,000) 54,900,000
Total Investments (cost $ 4,285,750,500 ) - 99 .6% 4,408,274,993
Floating Rate Obligations - (1.4)% (61,645,000)
Other Assets & Liabilities, Net -  1.8% 79,557,309
Net Assets - 100% $ 4,426,187,302

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,290,401,479 $ 89,806 $ 4,290,491,285
Common Stocks – 58,472,404 – 58,472,404
Asset-Backed and Mortgage-Backed
Securities – 4,340,822 – 4,340,822
Variable Rate Senior Loan Interests – – 70,482 70,482
Short-Term Investments:
Municipal Bonds – 54,900,000 – 54,900,000
Total
$ – $ 4,408,114,705 $ 160,288 $ 4,408,274,993
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The
Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”)
announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.2%
X –
MUNICIPAL BONDS - 94.1% X 7,015,088,328
Alabama - 1.8%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 $ 7,996,146
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 5,188,991
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 3,039,800
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 3,624,345
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 6,721,134
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 7,885,147
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 3,204,259
4,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 4,422,105
8,245 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 8,293,002
5,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 5,443,349
Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020
:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,092,725
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call 1,084,500
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call 1,118,544
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 5,521,321
7,410 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 7,153,029
555 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 552,802
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
3,555 5.000%, 3/01/24 No Opt. Call 3,539,747
2,235 5.000%, 3/01/25 No Opt. Call 2,176,019
1,725 5.000%, 3/01/26 No Opt. Call 1,651,319
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,949,411
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 9,989,265
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,977,231

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama (continued)
$ 15,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 $ 15,682,391
430 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call 428,053
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
5,909 4.500%, 5/01/32, 144A 5/29 at 100.00 5,639,678
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 3,929,734
10,000 West Jefferson, Alabama, Industrial Development Board Pollution Control
Revenue Bonds, Alabama Power Company, Refunding Series 1998,
3.650%, 6/01/28, (Mandatory Put 1/21/09)
1/09 at 100.00 10,020,755
Total Alabama 135,324,802
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 1,565,707
Total Alaska 1,565,707
Arizona - 1.3%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2020C.
Forward Delivery, 5.000%, 8/01/26
No Opt. Call 1,041,263
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,665 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 6,044,157
16,880 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 18,468,170
1,330 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,353,714
22,745 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 23,662,979
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call 795,462
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 764,596
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 1,933,400
450 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 5.000%, 9/01/27
No Opt. Call 480,717
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call 5,069,829
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.440%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
1/24 at 100.00 2,909,826
2,570 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 2,349,264

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B
:
$ 3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call $ 3,812,238
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call 4,542,518
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call 4,371,590
Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D
:
625 5.000%, 7/01/36 7/32 at 100.00 733,858
675 5.000%, 7/01/37 7/32 at 100.00 782,412
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A
:
5,000 4.000%, 12/01/33 6/25 at 100.00 5,060,181
5,000 5.000%, 12/01/36 6/25 at 100.00 5,148,320
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,235 5.000%, 12/01/32 No Opt. Call 1,349,127
1,120 5.000%, 12/01/37 No Opt. Call 1,249,029
1,685 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1., 1.500%,
12/01/27
1/24 at 100.00 1,563,968
Total Arizona 93,486,618
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 3,144,958
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,182,303
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 14,310,866
1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 1,787,922
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 12,130,528
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
1/24 at 100.00 1,001,315
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
:
2,305 2.000%, 6/01/29 12/26 at 100.00 2,135,914
2,500 2.000%, 6/01/30 12/26 at 100.00 2,268,134
2,905 2.000%, 6/01/31 12/26 at 100.00 2,574,544
2,280 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 2,286,601
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014
:
1,610 5.000%, 7/01/26 7/24 at 100.00 1,626,054
1,500 5.000%, 7/01/28 7/24 at 100.00 1,514,588
1,935 5.000%, 7/01/29 7/24 at 100.00 1,953,819

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas (continued)
$ 1,005 5.000%, 7/01/30 7/24 at 100.00 $ 1,014,774
4,595 5.000%, 7/01/34 7/24 at 100.00 4,639,915
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
2,175 5.000%, 12/01/25 12/24 at 100.00 2,210,914
1,820 5.000%, 12/01/27 12/24 at 100.00 1,845,318
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A
:
1,245 5.000%, 11/01/34 5/29 at 100.00 1,391,288
1,260 5.000%, 11/01/35 5/29 at 100.00 1,402,358
Total Arkansas 60,422,113
California - 4.0%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 5,292,110
5,240 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 5,816,048
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
1,430 5.000%, 6/01/30 No Opt. Call 1,579,313
1,310 5.000%, 6/01/32 6/30 at 100.00 1,443,901
635 5.000%, 6/01/33 6/30 at 100.00 699,181
350 4.000%, 6/01/34 6/30 at 100.00 364,353
2,190 4.000%, 6/01/36 6/30 at 100.00 2,255,238
3,000 4.000%, 6/01/38 6/30 at 100.00 3,033,742
1,580 4.000%, 6/01/40 6/30 at 100.00 1,584,486
6,815 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
1/24 at 100.00 6,806,207
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
1,205 5.000%, 8/15/35 8/27 at 100.00 1,262,463
1,345 5.000%, 8/15/36 8/27 at 100.00 1,401,918
970 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 995,834
14,573 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call 14,410,353
2,875 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 2,705,820
8,095 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 8,086,191
6,160 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 6,181,296
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 5,777,897
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 4,239,964
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 5,292,640

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT)
:
$ 2,590 5.000%, 7/01/34, (AMT), 144A 7/33 at 100.00 $ 2,803,570
2,500 5.000%, 7/01/35, (AMT), 144A 7/33 at 100.00 2,685,657
2,500 5.000%, 7/01/36, (AMT), 144A 7/33 at 100.00 2,669,398
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 5,997,183
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 24,488,193
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 12,247,277
5,425 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,504,674
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 1,542,243
2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 2,772,564
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 4,283,725
6,180 5.000%, 12/01/41, 144A 6/26 at 100.00 6,174,369
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
885 5.000%, 12/01/28, 144A 6/28 at 100.00 923,609
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 2,620,714
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 3,920,727
915 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 924,710
420 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 473,858
6 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 6,216
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 304,623
2,570 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call 2,899,558
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 4,109,548
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43, 144A
7/32 at 100.00 4,965,012
4,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46, 144A
12/31 at 100.00 3,235,445

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 $ 3,465,780
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020
:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 1,556,533
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 2,394,687
8,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 1,029,585
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,325,124
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call 1,200,397
Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C
:
1,000 5.000%, 9/01/30 9/24 at 100.00 1,012,420
1,015 5.000%, 9/01/32 9/24 at 100.00 1,027,370
465 5.000%, 9/01/34 9/24 at 100.00 470,241
930 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
1/24 at 100.00 930,781
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27
No Opt. Call 1,825,246
7,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/26, (AMT)
No Opt. Call 7,717,052
Los Angeles, California, Special Tax Bonds, Community Facilities District 4,
Playa Vista Phase I, Series 2014
:
1,060 5.000%, 9/01/24 No Opt. Call 1,073,063
1,240 5.000%, 9/01/25 9/24 at 100.00 1,256,491
1,010 5.000%, 9/01/26 9/24 at 100.00 1,023,330
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM Insured
9/25 at 100.00 416,854
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 6,226,656
10,635 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call 11,539,488
8,465 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call 9,184,933
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 9,404,668
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call 3,866,275
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 2,411,289

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B
:
$ 2,115 0.000%, 10/01/34 No Opt. Call $ 1,463,810
2,000 0.000%, 10/01/36 No Opt. Call 1,268,085
5,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call 5,284,679
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
5,075 (c) 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 5,196,409
21,260 (c) 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 21,768,603
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
845 6.250%, 7/01/24 No Opt. Call 858,447
505 (c) 6.250%, 7/01/24, (ETM) No Opt. Call 513,111
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 3,271,273
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A
:
1,540 5.000%, 7/01/24 No Opt. Call 1,548,788
1,415 5.000%, 7/01/25 No Opt. Call 1,439,649
1,450 3.250%, 7/01/27 7/25 at 100.00 1,418,787
1,435 3.500%, 7/01/28 7/25 at 100.00 1,427,098
1,355 3.750%, 7/01/29 7/25 at 100.00 1,356,927
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call 2,629,167
Total California 297,584,924
Colorado - 2.4%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 2,528,363
Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
:
3,015 5.500%, 12/01/32 12/28 at 100.00 3,451,898
1,250 5.500%, 12/01/33 12/28 at 100.00 1,432,136
8,575 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
1/24 at 102.00 8,582,809
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 1,058,502
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 8,862,128
980 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 3.750%,
7/01/26, 144A
No Opt. Call 970,221
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016
:
1,910 5.000%, 10/01/25 No Opt. Call 1,901,356
1,235 5.000%, 10/01/30 10/25 at 100.00 1,227,234
1,715 3.125%, 10/01/31 10/25 at 100.00 1,485,438
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37
11/29 at 100.00 5,522,595

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,235 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call $ 3,343,078
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
4,010 5.000%, 8/01/25 No Opt. Call 4,104,935
4,700 5.000%, 8/01/36 8/29 at 100.00 5,070,603
12,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 12,531,526
33,615 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 34,767,504
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 1,896,543
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 12,056,224
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/36
1/30 at 100.00 1,040,331
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 2,099,632
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 4,851,287
1,025 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
1/24 at 100.00 1,006,714
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 2,064,163
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 1,002,716
5,140 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/35, (AMT)
12/28 at 100.00 5,483,435
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B
:
1,290 5.000%, 11/15/26, (AMT) No Opt. Call 1,352,723
3,590 5.000%, 11/15/27, (AMT) No Opt. Call 3,834,053
9,770 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
1/24 at 100.00 9,769,464
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,500 5.000%, 12/01/31 12/26 at 100.00 1,545,395
500 5.000%, 12/01/32 12/26 at 100.00 514,162
645 5.000%, 12/01/33 12/26 at 100.00 661,962
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,795 5.250%, 12/01/39, 144A 1/24 at 103.00 1,816,137
345 5.250%, 12/01/39, 144A 1/24 at 103.00 349,062
5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 6,005,211
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 895,090

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,945 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 $ 2,318,895
305 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 274,961
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 636,392
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
600 5.000%, 1/15/28 No Opt. Call 635,027
550 5.000%, 7/15/28 No Opt. Call 586,395
750 5.000%, 1/15/29 No Opt. Call 805,472
500 5.000%, 7/15/29 No Opt. Call 540,261
555 5.000%, 1/15/30 No Opt. Call 603,248
445 5.000%, 7/15/30 No Opt. Call 486,399
1,035 5.000%, 1/15/31 No Opt. Call 1,136,746
3,400 4.000%, 7/15/40 No Opt. Call 3,400,838
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
2,100 4.500%, 12/01/32 3/27 at 103.00 1,930,618
9,095 5.000%, 12/01/42 3/27 at 103.00 8,413,529
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 959,608
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 626,806
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,008,475
Total Colorado 179,448,300
Connecticut - 1.6%
4,455 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 4,502,438
640 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 652,394
1,965 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 1,991,692
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,785 5.000%, 7/01/33 7/29 at 100.00 1,843,224
4,730 4.000%, 7/01/34 7/29 at 100.00 4,387,444
10,000 4.000%, 7/01/35 7/29 at 100.00 9,133,127
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1
:
700 4.000%, 7/01/26 No Opt. Call 710,544
925 4.000%, 7/01/27 No Opt. Call 946,551
775 4.000%, 7/01/28 No Opt. Call 798,669
600 4.000%, 7/01/29 No Opt. Call 621,826
14,360 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory Put 2/10/26)
No Opt. Call 14,373,464

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 10,240 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call $ 9,967,929
7,755 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
1/24 at 100.00 7,670,292
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 1,175,490
2,020 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,950,203
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 1,325,566
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 4,855,000
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1
:
5,195 2.450%, 5/15/38 5/29 at 100.00 4,439,286
4,215 3.500%, 11/15/45 5/29 at 100.00 4,150,421
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 3,804,502
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 2,241,633
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 7,571,372
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 8,295,555
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 18,446,517
Connecticut State, General Obligation Bonds, Refunding Series 2023B
:
1,335 5.000%, 8/01/25 No Opt. Call 1,381,592
2,000 5.000%, 8/01/26 No Opt. Call 2,124,512
Total Connecticut 119,361,243
Delaware - 0.2%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 17,271,435
Total Delaware 17,271,435
District of Columbia - 1.6%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
1/24 at 100.00 3,879,994
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
1/24 at 25.23 40,078,021
Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A
:
1,250 5.000%, 10/01/33 10/28 at 100.00 1,363,192
2,750 5.000%, 10/01/34 10/28 at 100.00 2,992,476
1,625 5.000%, 10/01/36 10/28 at 100.00 1,752,217
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A
:
11,500 5.000%, 10/01/28, (AMT) 10/24 at 100.00 11,582,719

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 $ 2,608,631
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 1,919,881
15,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 15,031,569
4,915 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 5,022,362
5,575 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 5,846,636
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/31, (AMT)
10/29 at 100.00 5,491,578
8,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,874,639
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
2,460 5.000%, 10/01/33, (AMT) 10/32 at 100.00 2,825,661
5,000 5.000%, 10/01/34, (AMT) 10/32 at 100.00 5,714,732
2,440 5.000%, 10/01/35, (AMT) 10/32 at 100.00 2,774,152
2,830 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 5.000%, 7/15/27
No Opt. Call 3,078,265
Total District of Columbia 120,836,725
Florida - 4.7%
11,195 Broward County School Board, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/26
No Opt. Call 11,863,457
Broward County, Florida, Airport System Revenue Bonds, Series 2015A
:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 10,213,874
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 15,439,904
5,500 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/34, (AMT)
10/29 at 100.00 5,979,663
3,225 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call 3,106,065
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017
:
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call 1,401,087
1,405 2.750%, 9/01/25 - AGM Insured No Opt. Call 1,397,365
900 2.750%, 9/01/26 - AGM Insured No Opt. Call 900,529
545 3.000%, 9/01/27 - AGM Insured No Opt. Call 549,030
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2015
:
9,685 5.000%, 10/01/32 10/25 at 100.00 9,956,977
7,325 5.000%, 10/01/33 10/25 at 100.00 7,530,703
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 4,070,020
320 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 320,429
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,199,507
30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 30,224,880

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 17,615 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 $ 17,613,452
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 43,129,628
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 30,041,125
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 14,786,513
24,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 24,498,914
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2016
:
1,305 5.000%, 4/01/32 4/26 at 100.00 1,351,106
1,885 5.000%, 4/01/33 4/26 at 100.00 1,951,579
6,015 5.000%, 4/01/34 4/26 at 100.00 6,234,217
4,290 5.000%, 4/01/35 4/26 at 100.00 4,441,896
715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 661,178
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 1,881,523
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 3,921,173
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 5,732,563
1,495 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 1,567,833
9,715 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C, 4.000%, 6/01/32
6/24 at 100.00 9,744,728
10,180 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,272,978
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 5,393,518
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 5,535,662
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 6,109,810
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 5,229,405
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B
:
2,830 5.000%, 7/01/24 No Opt. Call 2,851,409
2,175 5.000%, 7/01/27 7/24 at 100.00 2,192,840
11,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 11,041,295
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36
8/30 at 103.00 7,539,040

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
$ 4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 $ 4,272,906
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 2,148,212
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 1,012,864
2,525 (c) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 2,567,640
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 3,696,937
585 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 465,433
Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A
:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 281,117
425 4.000%, 6/15/41, 144A 6/31 at 100.00 349,054
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 5,067,263
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 1,150,476
Total Florida 348,888,777
Georgia - 2.2%
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
6,000 5.000%, 7/01/33, (AMT) No Opt. Call 6,960,026
7,000 5.000%, 7/01/34, (AMT) 7/33 at 100.00 8,105,082
7,000 5.000%, 7/01/35, (AMT) 7/33 at 100.00 8,067,574
1,625 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2013A,
1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call 1,561,954
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
1/24 at 100.00 3,242,537
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
1,315 3.600%, 12/01/33 6/27 at 100.00 1,323,057
1,235 3.850%, 12/01/38 6/27 at 100.00 1,152,833
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019A
:
2,940 3.050%, 12/01/34 6/28 at 100.00 2,805,353
4,000 3.350%, 12/01/39 6/28 at 100.00 3,746,291
8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 7,309,005
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 3,356,046
960 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 994,344
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 5,453,428

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
Georgia State, General Obligation Bonds, Series 2015A
:
$ 5,000 4.000%, 2/01/32 2/25 at 100.00 $ 5,047,707
5,000 4.000%, 2/01/33 2/25 at 100.00 5,047,189
Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B
:
10,000 5.000%, 8/01/25 No Opt. Call 10,333,316
7,565 5.000%, 8/01/26 No Opt. Call 8,057,442
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 26,666,423
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 3,687,752
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,735,975
12,160 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 12,840,222
18,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,712,123
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 5,333,831
4,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 4,307,437
Total Georgia 163,846,947
Hawaii - 0.7%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 8,912,686
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 7,679,609
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A
:
5,515 5.000%, 7/01/26 7/25 at 100.00 5,678,654
4,510 5.000%, 7/01/27 7/25 at 100.00 4,636,267
7,050 5.000%, 7/01/28 7/25 at 100.00 7,244,760
9,130 5.000%, 7/01/29 7/25 at 100.00 9,381,229
15,000 Hawaiin Electric Company Inc. and Its Subsidiaries, Special Purpose
Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii,
Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 12,392,884
Total Hawaii 55,926,089
Idaho - 0.4%
360 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 360,869
1,455 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 1,420,378
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 2,786,299
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 1,100,489
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 1,007,972

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
$ 950 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 $ 806,044
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 11,834,350
14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 11,194,453
Total Idaho 30,510,854
Illinois - 10.0%
900 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
12/23 at 100.00 900,000
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 4,717,227
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
439 2.350%, 3/01/24 - BAM Insured No Opt. Call 438,027
942 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 937,599
1,028 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,028,200
947 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 947,394
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
603 2.350%, 3/01/24 - BAM Insured No Opt. Call 601,663
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 927,645
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 1,395,272
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 1,423,592
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 30,757,954
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
1,860 5.000%, 4/01/33 4/27 at 100.00 1,919,906
1,000 5.000%, 4/01/42 4/27 at 100.00 1,010,357
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 1,189,383
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 11,830,019
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
:
3,125 5.000%, 12/01/27 No Opt. Call 3,262,305
12,385 5.000%, 12/01/30 12/27 at 100.00 12,692,109
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 2,663,193
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,753,362
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 9,035,902
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
:
1,000 5.000%, 12/01/33 12/28 at 100.00 1,026,966
1,500 5.000%, 12/01/35 12/28 at 100.00 1,532,652
2,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 2,316,869

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 2,545 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call $ 2,273,538
3,930 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 4,084,457
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 21,111,189
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
3,000 5.000%, 12/01/30 No Opt. Call 3,192,758
11,110 5.500%, 12/01/31 No Opt. Call 12,276,035
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 6,195,025
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A
:
5,720 5.000%, 1/01/33 1/25 at 100.00 5,769,664
4,225 5.000%, 1/01/34 1/25 at 100.00 4,261,123
6,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/37
1/29 at 100.00 6,558,211
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 1,011,658
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.250%, 1/01/38
1/32 at 100.00 3,613,495
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,765,718
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
7,600 5.000%, 1/01/24 No Opt. Call 7,600,000
4,470 5.000%, 1/01/25 No Opt. Call 4,529,777
2,045 5.000%, 1/01/26 No Opt. Call 2,107,179
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
3,330 5.000%, 1/01/27 4/24 at 100.00 3,345,308
9,985 5.000%, 1/01/28 4/24 at 100.00 10,030,902
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
4,740 5.000%, 1/01/29 - BAM Insured No Opt. Call 5,156,307
7,965 5.000%, 1/01/30 - BAM Insured No Opt. Call 8,789,953
1,525 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24
1/24 at 100.00 1,526,334
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 3,460,856
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 4,650,724
Effingham and Clay Counties Community Unit School District Number 40,
Effingham,  Illinois, General Obligation Bonds, School Series 2019A
:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 1,049,088
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 1,036,192
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 1,433,886
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 1,486,243
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call 497,383

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017
:
$ 922 2.600%, 3/01/24 - BAM Insured No Opt. Call $ 920,425
1,020 3.000%, 3/01/26 - BAM Insured No Opt. Call 1,023,722
1,050 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 1,056,442
5,675 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 5,807,545
6,215 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call 6,565,957
7,080 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 7,245,666
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 6,456,036
2,105 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 2,195,204
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
2,365 3.625%, 2/15/32 2/27 at 100.00 2,369,374
10,000 3.750%, 2/15/34 2/27 at 100.00 10,042,634
30,010 4.000%, 2/15/41 2/27 at 100.00 29,730,577
1,505 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,560,252
70 (c) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 72,570
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
475 (c) 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 481,010
1,205 (c) 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 1,220,247
775 (c) 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 784,806
2,450 (c) 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 2,480,999
3,015 (c) 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 3,045,813
7,055 (c) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 7,144,265
Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series
2019
:
2,505 5.000%, 4/01/31 4/29 at 100.00 2,715,129
1,300 5.000%, 4/01/32 4/29 at 100.00 1,406,191
4,500 5.000%, 4/01/34 4/29 at 100.00 4,852,012
7,610 5.000%, 4/01/36 4/29 at 100.00 8,141,581
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call 5,479,771
Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A
:
2,370 (c) 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 2,506,207
3,170 (c) 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 3,352,185
5,000 (c) 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 5,287,358
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A
:
1,000 5.000%, 11/15/27 11/25 at 100.00 1,031,699
1,890 5.000%, 11/15/28 11/25 at 100.00 1,949,708
2,000 5.000%, 11/15/29 11/25 at 100.00 2,059,948
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
1/24 at 100.00 2,905,025
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
2,215 5.000%, 8/15/35 8/25 at 100.00 2,259,341

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,000 5.000%, 8/15/44 8/25 at 100.00 $ 5,069,292
Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C
:
1,545 5.000%, 3/01/32 3/27 at 100.00 1,612,435
2,750 5.000%, 3/01/33 3/27 at 100.00 2,869,039
1,650 5.000%, 3/01/34 3/27 at 100.00 1,720,653
1,815 4.000%, 3/01/35 3/27 at 100.00 1,817,650
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 3,341,334
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 3,362,692
4,570 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 5,130,319
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 15,801,694
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 517,055
Illinois State, General Obligation Bonds, February Series 2014
:
5,815 5.000%, 2/01/24 No Opt. Call 5,821,801
4,985 5.000%, 2/01/25 2/24 at 100.00 4,989,869
4,675 5.000%, 2/01/26 2/24 at 100.00 4,679,861
6,275 5.000%, 2/01/27 2/24 at 100.00 6,282,017
Illinois State, General Obligation Bonds, June Series 2016
:
1,000 5.000%, 6/01/28 6/26 at 100.00 1,039,219
3,040 3.500%, 6/01/29 6/26 at 100.00 3,042,900
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 2,239,798
Illinois State, General Obligation Bonds, May Series 2014
:
1,500 5.000%, 5/01/27 5/24 at 100.00 1,507,278
1,000 5.000%, 5/01/28 5/24 at 100.00 1,004,950
1,800 5.000%, 5/01/32 5/24 at 100.00 1,808,104
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call 12,854,321
5,210 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,580,178
Illinois State, General Obligation Bonds, November Series 2017D
:
3,155 5.000%, 11/01/25 No Opt. Call 3,262,865
3,995 3.250%, 11/01/26 No Opt. Call 3,983,562
10,020 5.000%, 11/01/26 No Opt. Call 10,568,689
20,700 5.000%, 11/01/27 No Opt. Call 22,255,435
610 5.000%, 11/01/28 11/27 at 100.00 655,043
2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 2,178,103
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call 4,159,637
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 1,723,377
4,110 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 1/01/33
4/24 at 100.00 4,129,707

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A
:
$ 6,890 5.000%, 12/01/31 1/26 at 100.00 $ 7,181,005
7,015 5.000%, 12/01/32 1/26 at 100.00 7,307,248
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Series 2024A
:
6,000 5.000%, 1/01/36, (WI/DD) 7/34 at 100.00 7,300,220
3,585 5.000%, 1/01/38, (WI/DD) 7/34 at 100.00 4,243,817
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014B
:
11,000 5.000%, 1/01/36 4/24 at 100.00 11,052,745
7,260 (c) 5.000%, 1/01/37, (Pre-refunded 4/02/24) 4/24 at 100.00 7,294,812
9,810 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 10,031,476
7,555 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 7,847,265
Kane County Community Unit School District 304 Geneva, Illinois, General
Obligation Bonds, Series 2007A
:
3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call 4,172,830
1,220 (c) 9.000%, 1/01/25, (ETM) No Opt. Call 1,291,599
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016
:
5,020 5.000%, 2/01/34 2/26 at 100.00 5,164,238
3,465 5.000%, 2/01/35 2/26 at 100.00 3,557,558
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call 1,157,707
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 1,583,372
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,241,837
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,752,543
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 1,831,794
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 1,923,187
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019
:
1,845 4.000%, 12/01/27 No Opt. Call 1,932,325
1,925 4.000%, 12/01/28 12/27 at 100.00 2,019,592
1,560 4.000%, 12/01/29 12/27 at 100.00 1,635,348
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A
:
2,430 5.000%, 12/01/28 12/25 at 100.00 2,505,078
2,500 5.000%, 12/01/29 12/25 at 100.00 2,574,898
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 1,586,389
4,380 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 4,162,668
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call 509,362

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
$ 1,810 (g) 0.000%, 12/15/37 No Opt. Call $ 1,403,454
9,045 (g) 0.000%, 12/15/42 6/38 at 100.00 6,751,396
6,000 4.950%, 12/15/47 6/38 at 100.00 4,375,875
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 1,058,622
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
9,580 0.000%, 12/15/29 - NPFG Insured No Opt. Call 7,896,996
3,970 0.000%, 6/15/30 9/23 at 67.44 3,210,591
15,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 7,668,332
Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018
:
386 3.100%, 3/01/26 - BAM Insured No Opt. Call 387,567
450 3.200%, 3/01/27 - BAM Insured No Opt. Call 452,750
313 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 315,179
534 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 539,554
440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 428,033
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/27 - BAM Insured No Opt. Call 345,368
650 5.000%, 10/01/28 - BAM Insured No Opt. Call 701,057
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series 2011,
0.000%, 12/01/24
No Opt. Call 2,190,473
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 1,494,155
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
8,985 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 9,249,348
3,040 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/26) 6/26 at 100.00 3,204,277
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 1,304,290
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 1,087,942
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 1,957,959
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
2,425 5.000%, 1/01/36 1/30 at 100.00 2,688,753
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 2,661,068
2,935 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project,
Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 2,942,706
Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2020
:
950 4.000%, 4/15/34 4/30 at 100.00 1,000,367
1,250 4.000%, 10/15/35 4/30 at 100.00 1,302,015

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
$ 7,805 5.000%, 3/01/33 3/25 at 100.00 $ 7,942,524
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 14,202,008
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 11,445,169
Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C
:
3,295 5.000%, 1/01/24 No Opt. Call 3,295,000
4,215 5.000%, 1/01/25 No Opt. Call 4,293,366
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School Series
2013B, 0.000%, 1/01/30
No Opt. Call 4,578,551
5,000 (c) Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 5,205,487
Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013
:
4,070 0.000%, 2/01/25 No Opt. Call 3,913,941
3,855 0.000%, 2/01/26 No Opt. Call 3,585,527
Total Illinois 748,219,788
Indiana - 3.0%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
1/24 at 100.00 6,002,709
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 3,547,885
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 2,836,101
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 5,993,696
4,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A,
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 3,990,791
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 2,345,779
6,440 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 6,164,449
12,800 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 14,728,046
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 4,388,479
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A
:
740 5.000%, 10/01/24 No Opt. Call 751,319
1,710 5.000%, 10/01/26 10/24 at 100.00 1,735,826
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 1,068,044
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 8,367,090

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 4,355 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/30, (AMT)
1/24 at 100.00 $ 4,371,560
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D
:
14,375 5.000%, 1/01/27, (AMT) No Opt. Call 15,083,787
4,225 5.000%, 1/01/29, (AMT) No Opt. Call 4,579,792
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2023I-2
:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call 3,142,679
3,150 5.000%, 1/01/28, (AMT) No Opt. Call 3,357,459
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2013A
:
7,910 5.250%, 8/15/28 1/24 at 100.00 7,923,036
10,000 5.250%, 8/15/29 1/24 at 100.00 10,016,481
12,530 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26
No Opt. Call 13,304,034
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
520 5.000%, 10/01/27 10/24 at 100.00 527,892
730 5.000%, 10/01/28 10/24 at 100.00 741,134
1,035 5.000%, 10/01/29 10/24 at 100.00 1,050,785
1,360 5.000%, 10/01/31 10/24 at 100.00 1,380,641
1,215 5.000%, 10/01/33 10/24 at 100.00 1,233,530
500 Lake County Building Corporation, Indiana, First Mortgage Bonds, Series
2012, 5.000%, 2/01/24
1/24 at 100.00 500,043
4,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 4,111,284
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 34,271,801
Southwest Allen Multi School Building Corporation, Allen County, Indiana,
First Mortgage Bonds, Series 2020
:
675 4.000%, 7/15/24 No Opt. Call 679,054
575 4.000%, 1/15/25 No Opt. Call 582,156
11,300 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 11,346,879
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014
:
1,040 5.000%, 2/01/25 8/24 at 100.00 1,052,395
1,000 5.000%, 2/01/26 8/24 at 100.00 1,011,819
1,805 5.000%, 2/01/27 8/24 at 100.00 1,825,814
1,800 5.000%, 2/01/29 8/24 at 100.00 1,820,756
2,700 5.000%, 2/01/31 8/24 at 100.00 2,731,135
34,455 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 35,066,507
Total Indiana 223,632,667
Iowa - 0.7%
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
3,555 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 3,608,224

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 $ 2,024,968
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 1,801,653
8,985 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 8,947,480
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 5,867,225
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 1,778,810
7,225 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 7,268,273
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2
:
800 5.000%, 6/01/27 No Opt. Call 842,667
2,100 5.000%, 6/01/28 No Opt. Call 2,246,108
1,600 5.000%, 6/01/30 No Opt. Call 1,752,537
1,605 5.000%, 6/01/31 No Opt. Call 1,777,976
1,610 5.000%, 6/01/32 6/31 at 100.00 1,782,627
1,000 5.000%, 6/01/33 6/31 at 100.00 1,106,201
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 8,196,201
Total Iowa 49,000,950
Kansas - 0.3%
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 8,218,848
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
5,000 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 5,730,447
3,280 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 3,588,118
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 2,370,570
Total Kansas 19,907,983
Kentucky - 1.5%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019
:
110 4.000%, 2/01/33 2/30 at 100.00 112,013
500 4.000%, 2/01/34 2/30 at 100.00 507,915
180 4.000%, 2/01/35 2/30 at 100.00 182,178
1,110 4.000%, 2/01/36 2/30 at 100.00 1,118,108
5,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 4,048,795
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 17,988,294
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 1,030,271
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 3,281,611

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 $ 1,132,961
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,660,154
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A
:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 1,324,753
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 3,289,601
7,800 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 8,485,406
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 5,140,349
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016
:
1,005 5.000%, 8/01/25 No Opt. Call 1,019,516
1,060 5.000%, 8/01/26 No Opt. Call 1,087,496
1,110 5.000%, 8/01/27 8/26 at 100.00 1,142,873
1,165 5.000%, 8/01/28 8/26 at 100.00 1,201,019
1,230 5.000%, 8/01/29 8/26 at 100.00 1,267,052
2,935 5.000%, 8/01/37 8/26 at 100.00 2,992,303
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call 14,105,882
8,740 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
3/24 at 100.07 8,762,176
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 5,084,743
5,895 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 5,864,540
1,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 1,004,257
3,335 Trimble County, Kentucky, Environmental Facilities Revenue Bonds,
Louisville Gas & Electric Company Project, Series 2023A, 4.700%, 6/01/54,
(AMT), (Mandatory Put 6/01/27)
3/27 at 100.00 3,387,307
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 4,200,856
University of Kentucky, General Receipts Bonds, Series 2018A
:
1,485 3.000%, 10/01/34 4/26 at 100.00 1,428,074
5,040 3.125%, 10/01/37 4/26 at 100.00 4,663,186
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 1,700,125
Total Kentucky 109,213,814
Louisiana - 2.0%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
14,510 5.000%, 12/01/34 12/29 at 100.00 14,300,050
10,900 5.000%, 12/01/39 12/29 at 100.00 10,003,813

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 580 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/24
No Opt. Call $ 580,859
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 14,027,712
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 2,011,729
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 9,384,800
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A
:
2,280 (c) 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 2,283,466
2,850 (c) 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 2,854,332
2,000 (c) 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 2,003,040
17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 16,884,857
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
1,385 5.000%, 5/15/28 5/27 at 100.00 1,464,296
1,065 5.000%, 5/15/29 5/27 at 100.00 1,125,482
1,185 5.000%, 5/15/30 5/27 at 100.00 1,251,385
1,755 5.000%, 5/15/31 5/27 at 100.00 1,852,579
1,120 5.000%, 5/15/32 5/27 at 100.00 1,181,061
2,695 5.000%, 5/15/46 5/27 at 100.00 2,765,359
1,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 800,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
1,095 5.000%, 5/15/30 5/26 at 100.00 1,138,035
25 (c) 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 26,259
3,420 5.000%, 5/15/32 5/26 at 100.00 3,548,398
35 (c) 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 36,763
3,675 5.000%, 5/15/33 5/26 at 100.00 3,810,343
40 (c) 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 42,015
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 1,025,167
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 5,301,197
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Louis Armstrong New Orleans International Airport, Series 2023B
:
900 5.000%, 1/01/37, (AMT) 1/33 at 100.00 1,006,254
980 5.000%, 1/01/39, (AMT) 1/33 at 100.00 1,069,067
1,420 5.000%, 1/01/40, (AMT) 1/33 at 100.00 1,543,396
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A
:
5,195 5.000%, 12/01/26 No Opt. Call 5,523,882
6,015 5.000%, 12/01/29 No Opt. Call 6,754,414
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015
:
1,020 5.000%, 12/01/24 No Opt. Call 1,037,871

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 480 5.000%, 12/01/25 No Opt. Call $ 499,516
795 5.000%, 12/01/27 12/25 at 100.00 826,790
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014
:
250 5.000%, 6/01/24 No Opt. Call 251,722
605 5.000%, 6/01/25 6/24 at 100.00 609,618
500 (c) 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 504,059
640 (c) 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 645,196
380 (c) 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 383,085
600 (c) 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 604,871
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
410 (c) 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 422,926
775 (c) 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 799,433
1,000 (c) 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 1,031,527
1,075 (c) 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 1,108,892
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,585,366
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,474,958
1,030 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 978,895
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B
:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call 804,612
1,475 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 1,609,975
1,500 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 1,628,690
1,795 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 1,939,234
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 1,660,551
6,005 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 5,737,222
Total Louisiana 145,745,019
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
4,560 4.000%, 7/01/41 7/26 at 100.00 4,204,368
5,685 4.000%, 7/01/46 7/26 at 100.00 4,928,672
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A
:
840 4.000%, 7/01/37 7/30 at 100.00 864,196
500 4.000%, 7/01/39 7/30 at 100.00 508,021
490 4.000%, 7/01/40 7/30 at 100.00 495,504
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A
:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call 210,849
150 5.000%, 7/01/27 - AGM Insured No Opt. Call 161,906
235 5.000%, 7/01/28 - AGM Insured No Opt. Call 259,367
685 2.500%, 7/01/29 - AGM Insured No Opt. Call 684,258
200 5.000%, 7/01/30 - AGM Insured No Opt. Call 229,423
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 7,792,572
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 2,237,312

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine (continued)
$ 7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 $ 5,560,897
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 5,239,893
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 2,402,573
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 7,888,481
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 2,369,832
Total Maine 46,038,124
Maryland - 1.7%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,270 3.250%, 1/01/31 1/26 at 100.00 1,243,882
3,365 5.000%, 1/01/37 1/26 at 100.00 3,449,579
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,760 5.000%, 9/01/27 No Opt. Call 1,794,321
2,780 5.000%, 9/01/29 9/27 at 100.00 2,839,252
1,000 5.000%, 9/01/30 9/27 at 100.00 1,020,663
1,365 5.000%, 9/01/31 9/27 at 100.00 1,392,555
145 5.000%, 9/01/34 9/27 at 100.00 147,481
1,500 5.000%, 9/01/39 9/27 at 100.00 1,487,417
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 2,676,632
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 2,755,076
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 19,747,832
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 8,589,088
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 10,444,150
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 9,706,740
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 15,983,288
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 1,045,729
7,000 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 7,408,731
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
805 5.000%, 7/01/32 7/26 at 100.00 831,947

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 2,250 5.000%, 7/01/33 7/26 at 100.00 $ 2,324,693
1,650 5.000%, 7/01/34 7/26 at 100.00 1,707,011
2,000 5.000%, 7/01/35 7/26 at 100.00 2,067,160
1,570 5.000%, 7/01/36 7/26 at 100.00 1,618,868
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 945,098
7,825 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 7,904,083
15,025 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call 15,591,935
Total Maryland 124,723,211
Massachusetts - 1.1%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
835 5.000%, 7/01/26 7/24 at 100.00 818,762
680 5.000%, 7/01/27 7/24 at 100.00 661,153
925 5.000%, 7/01/28 7/24 at 100.00 892,935
960 5.000%, 7/01/29 7/24 at 100.00 916,096
4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
1/24 at 104.00 4,511,736
1,969 (e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28,
144A
1/24 at 100.00 19,688
14,455 (c) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 16,358,390
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 1,533,890
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,275 5.000%, 7/01/33 7/28 at 100.00 2,460,325
1,085 5.000%, 7/01/38 7/28 at 100.00 1,150,752
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
415 5.000%, 7/15/32, 144A 7/30 at 100.00 410,302
320 5.000%, 7/15/33, 144A 7/30 at 100.00 313,183
300 5.000%, 7/15/34, 144A 7/30 at 100.00 290,172
270 5.000%, 7/15/35, 144A 7/30 at 100.00 260,047
135 5.000%, 7/15/36, 144A 7/30 at 100.00 129,565
145 5.000%, 7/15/37, 144A 7/30 at 100.00 138,597
Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2018L
:
1,080 5.000%, 10/01/30 10/28 at 100.00 1,140,897
1,240 5.000%, 10/01/31 10/28 at 100.00 1,309,676
1,775 5.000%, 10/01/32 10/28 at 100.00 1,872,298
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G
:
1,130 5.000%, 7/01/35 7/31 at 100.00 1,244,748
1,045 5.000%, 7/01/36 7/31 at 100.00 1,143,766
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 4,025,365

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 $ 4,098,680
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 1,134,314
1,655 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 1,440,176
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 2,106,146
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 2,097,878
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 2,582,961
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 6,560,902
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 1,807,870
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 3,699,740
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 3,677,495
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 2,358,795
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 6,942,421
Total Massachusetts 80,109,721
Michigan - 2.8%
2,880 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/24
No Opt. Call 2,806,861
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 687,209
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call 11,142,190
11,260 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call 10,120,294
16,885 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call 15,175,948
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 5,103,824
11,530 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 12,526,458
8,845 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call 8,877,273
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,500 5.000%, 6/01/33 12/30 at 100.00 2,753,653

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 2,435 4.000%, 6/01/34 12/30 at 100.00 $ 2,527,266
1,000 4.000%, 6/01/35 12/30 at 100.00 1,032,586
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 2,450,910
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 6,472,520
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 2,142,239
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 11,620,718
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 21,219,976
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 7,105,475
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call 19,696,972
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate Series
2008ET-2, 1.350%, 8/01/29
No Opt. Call 18,971,250
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,226,069
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,249,708
Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D
:
1,040 (c) 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 1,042,965
2,000 (c) 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 2,005,703
2,560 (c) 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 2,567,300
3,865 (c) 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 3,876,021
5,145 (c) 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 5,159,670
2,320 (c) 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 2,326,615
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F
:
8,125 5.000%, 12/01/28, (AMT) 12/25 at 100.00 8,296,395
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 3,827,997
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 5,382,311
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 5,079,460
Total Michigan 206,473,836
Minnesota - 1.2%
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
910 5.000%, 2/15/33 2/28 at 100.00 967,732
1,150 5.000%, 2/15/37 2/28 at 100.00 1,208,280
7,585 4.250%, 2/15/43 2/28 at 100.00 7,438,327
13,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 15,152,350
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 1,453,351

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%, 3/01/28
3/25 at 100.00 $ 5,019,762
3,868 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,472,084
2,800 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
1/24 at 100.00 2,758,835
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B
:
6,065 2.625%, 1/01/40 7/29 at 100.00 5,160,125
7,390 3.500%, 7/01/50 7/29 at 100.00 7,305,558
5,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 4,500,985
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 3,385,643
4,110 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 3,076,393
9,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 7,134,310
4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 4,263,026
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
1/24 at 100.00 425,073
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 6,283,618
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A
:
2,650 2.000%, 2/01/28 2/27 at 100.00 2,519,932
3,095 2.000%, 2/01/29 2/27 at 100.00 2,909,972
4,135 2.000%, 2/01/30 2/27 at 100.00 3,814,426
Total Minnesota 88,249,782
Mississippi - 0.2%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 6,570,944
1,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 625,693
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A
:
2,490 2.450%, 12/01/39 6/29 at 100.00 2,060,903
2,700 3.750%, 6/01/49 6/29 at 100.00 2,683,744
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 1,075,089
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
2,000 5.000%, 10/15/37 10/28 at 100.00 2,129,146
1,590 4.000%, 10/15/38 10/28 at 100.00 1,607,150
Total Mississippi 16,752,669
Missouri - 0.6%
1,095 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
1/24 at 103.00 1,129,362

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 $ 9,916,691
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 11,414,897
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 13,797,114
3,645 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.750%, 11/01/39
5/29 at 100.00 3,133,612
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2020A,
2.550%, 11/01/40
5/29 at 100.00 1,251,896
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
2.150%, 11/01/41
5/30 at 100.00 750,368
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 3,017,217
1,025 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
1/24 at 103.00 1,057,894
Total Missouri 45,469,051
Montana - 0.4%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 1,627,390
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 22,726,683
2,675 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,731,742
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 1,055,905
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 747,283
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 1,233,553
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 551,655
Total Montana 30,674,211
National - 0.1%
5,189 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call 4,756,123
4,755 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37
No Opt. Call 3,666,707
Total National 8,422,830
Nebraska - 1.1%
6,640 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 7,042,253

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014
:
$ 2,025 5.000%, 5/15/28 5/24 at 100.00 $ 2,033,156
8,520 5.000%, 5/15/44 5/24 at 100.00 8,546,182
1,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 1,031,866
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
1,250 5.000%, 7/01/24 No Opt. Call 1,257,133
530 5.000%, 7/01/25 No Opt. Call 539,387
750 5.000%, 7/01/26 7/25 at 100.00 765,633
200 5.000%, 7/01/27 7/25 at 100.00 204,247
835 5.000%, 7/01/28 7/25 at 100.00 853,156
485 5.000%, 7/01/29 7/25 at 100.00 495,494
1,000 5.000%, 7/01/30 7/25 at 100.00 1,021,078
180 5.000%, 7/01/33 7/25 at 100.00 183,459
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D
:
160 2.600%, 9/01/34 3/29 at 100.00 137,309
7,205 2.850%, 9/01/39 3/29 at 100.00 5,973,056
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 8,355,620
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 480,873
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 14,355,926
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 2,372,020
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call 1,434,499
8,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 8,121,967
1,760 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 6/15/33
6/29 at 100.00 1,849,678
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 2,151,460
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 3,763,991
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A
:
3,660 5.250%, 2/01/28 2/27 at 100.00 3,756,448
1,355 5.250%, 2/01/29 2/27 at 100.00 1,392,510
5,885 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 5,867,258
Total Nebraska 83,985,659
Nevada - 0.3%
5,285 (c) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 5,329,147
2,315 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.700%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 2,312,567

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
$ 1,715 4.000%, 9/01/32 9/26 at 100.00 $ 1,635,928
2,235 4.000%, 9/01/35 9/26 at 100.00 2,076,628
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 3,692,191
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 2,117,055
2,495 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call 2,372,899
Total Nevada 19,536,415
New Hampshire - 0.6%
16,366 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call 16,189,928
10,681 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 10,495,563
14,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 15,110,896
1,145 (c) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 1,167,097
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A
:
1,000 4.000%, 10/01/32 4/31 at 100.00 1,040,470
1,000 4.000%, 10/01/34 4/31 at 100.00 1,042,169
1,000 4.000%, 10/01/38 4/31 at 100.00 1,014,854
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 1,025,281
1,090 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%,
10/01/34
10/26 at 100.00 1,095,159
Total New Hampshire 48,181,417
New Jersey - 3.4%
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A
:
2,500 (c) 5.000%, 2/15/30, (Pre-refunded 2/15/24) 2/24 at 100.00 2,504,672
1,045 (c) 5.000%, 2/15/34, (Pre-refunded 2/15/24) 2/24 at 100.00 1,046,953
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021
:
1,205 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 1,124,521
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 1,909,517
2,060 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 1,864,172
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021
:
1,095 2.000%, 2/15/26 No Opt. Call 1,065,699
1,385 2.000%, 2/15/27 No Opt. Call 1,333,235
1,355 2.000%, 2/15/30 2/29 at 100.00 1,264,496
1,410 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 1,231,276

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,960 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call $ 1,970,697
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call 1,506,602
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/32
11/29 at 100.00 4,608,981
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 1,350,594
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 2,345,779
2,000 5.375%, 1/01/43, (AMT) 1/24 at 100.00 2,000,372
7,290 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 7,204,542
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 25,686,692
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
:
700 5.000%, 6/15/26 No Opt. Call 737,105
455 5.000%, 6/15/27 No Opt. Call 489,902
430 5.000%, 6/15/28 No Opt. Call 473,076
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 5,023,328
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 33,688,214
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 4,794,572
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 2,275,400
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,019,690
1,125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013, 5.000%, 7/01/24
1/24 at 100.00 1,128,319
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A
:
600 3.500%, 12/01/29, (AMT) 12/26 at 100.00 591,819
1,545 3.750%, 12/01/31, (AMT) 12/26 at 100.00 1,533,327
1,575 4.000%, 12/01/32, (AMT) 12/26 at 100.00 1,566,572
660 3.750%, 12/01/33, (AMT) 12/26 at 100.00 655,014
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 512,808
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
1,150 5.000%, 6/01/25 No Opt. Call 1,186,741
2,280 5.000%, 6/01/26 No Opt. Call 2,407,587
515 5.000%, 6/01/27 No Opt. Call 557,094
600 5.000%, 6/01/28 No Opt. Call 663,904
255 5.000%, 6/01/29 No Opt. Call 287,887
12,425 4.000%, 6/01/30 No Opt. Call 13,447,116

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 1,705 4.000%, 6/01/31 No Opt. Call $ 1,861,154
780 4.000%, 6/01/32 No Opt. Call 858,647
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 21,031
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
3,000 5.000%, 6/15/28 6/26 at 100.00 3,155,103
6,795 5.000%, 6/15/29 6/26 at 100.00 7,145,379
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 6,615,678
5,020 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 5,071,363
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call 1,420,728
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
1,910 5.250%, 6/15/33 6/25 at 100.00 1,965,174
2,210 5.250%, 6/15/34 6/25 at 100.00 2,272,922
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
5,030 5.000%, 12/15/25 No Opt. Call 5,245,718
420 5.000%, 12/15/26 No Opt. Call 447,916
10,230 5.000%, 12/15/33 12/29 at 100.00 11,468,395
5,265 4.000%, 12/15/39 12/29 at 100.00 5,349,279
8,990 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 9,093,606
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 6,817,062
1,405 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 1,473,142
2,825 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 2,565,033
2,345 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 2,094,247
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 1,116,251
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
6,190 5.000%, 6/01/28 No Opt. Call 6,658,745
13,400 5.000%, 6/01/29 6/28 at 100.00 14,408,531
3,320 5.000%, 6/01/31 6/28 at 100.00 3,565,107
6,205 5.000%, 6/01/36 6/28 at 100.00 6,593,790
11,265 4.000%, 6/01/37 6/28 at 100.00 11,406,989
2,580 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,619,757
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call 2,501,593
Total New Jersey 256,870,615

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.4%
$ 6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan and Four Corners Projects, Refunding
Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 $ 5,264,087
2,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010D,
3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call 2,028,454
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 8,441,786
1,160 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 1,089,793
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 2,935,788
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 2,893,577
1,550 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 1,370,768
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 1,843,949
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 3,557,666
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 2,851,351
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 685,141
Total New Mexico 32,962,360
New York - 5.0%
1,145 Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery, 5.000%, 12/15/24, (AMT)
No Opt. Call 1,159,870
1,250 Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B, 5.000%, 11/01/35
11/33 at 100.00 1,526,949
Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Refunding Series 2014
:
300 5.000%, 1/01/24 No Opt. Call 300,000
500 5.000%, 1/01/25 No Opt. Call 509,888
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 688,591
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,218,204
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 4,024,101
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,702,601
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
1,900 5.000%, 12/01/25, 144A No Opt. Call 1,906,816
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 1,397,691
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 1,285,990

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 6,965 (c) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28, (ETM)
No Opt. Call $ 7,678,057
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
1/24 at 100.00 5,559,742
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 6,392,209
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 880,331
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 1,157,686
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 5,016,029
5,495 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 5,578,807
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2
:
11,430 4.000%, 11/15/41 5/31 at 100.00 11,386,181
6,000 4.000%, 11/15/42 5/31 at 100.00 5,970,378
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019
:
1,340 4.000%, 1/01/30 1/26 at 103.00 1,230,164
1,910 5.000%, 1/01/40 1/26 at 103.00 1,677,768
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
1,525 5.000%, 7/01/28 7/24 at 100.00 1,536,231
1,000 5.000%, 7/01/29 7/24 at 100.00 1,006,986
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
655 5.000%, 7/01/30 7/24 at 100.00 659,230
2,455 5.000%, 7/01/32 7/24 at 100.00 2,469,344
4,280 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
1/24 at 100.00 4,183,546
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 1,726,816
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 1,008,002
5,000 (c) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/38,
(Pre-refunded 4/02/24)
4/24 at 100.00 5,022,851
2,485 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 2,942,265
3,285 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27, (WI/DD)
No Opt. Call 3,597,707
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 10,878,196

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I
:
$ 600 3.625%, 11/01/33 11/27 at 100.00 $ 605,581
2,000 3.875%, 11/01/38 11/27 at 100.00 2,000,575
2,085 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
1/24 at 100.00 1,981,216
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P
:
2,115 2.600%, 11/01/34 5/28 at 100.00 1,897,236
10,105 2.850%, 11/01/39 5/28 at 100.00 8,700,375
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 8,607,080
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 13,204,086
10,405 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 9,198,536
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 7,765,544
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 4,585,244
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 17,344,987
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 4,572,274
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 9,787,173
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,190 5.000%, 7/01/30, (AMT) 7/24 at 100.00 1,194,435
1,345 4.000%, 7/01/32, (AMT) 7/24 at 100.00 1,345,810
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 8,078,234
9,455 5.000%, 7/01/34, (AMT) 7/24 at 100.00 9,487,886
19,125 5.000%, 7/01/41, (AMT) 7/24 at 100.00 19,145,443
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 2,595,880
4,640 5.000%, 7/01/46, (AMT) 7/24 at 100.00 4,638,065
30,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 30,033,612
3,150 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/24 at 100.00 3,150,470
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 8,509,551
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 16,801,883
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,115,982
6,400 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 6,597,487

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
$ 4,375 5.000%, 7/15/35, (AMT) 7/33 at 100.00 $ 5,035,405
3,180 5.000%, 7/15/36, (AMT) 7/33 at 100.00 3,625,437
1,910 5.000%, 7/15/37, (AMT) 7/33 at 100.00 2,154,432
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
2,435 5.000%, 7/01/28 7/24 at 100.00 2,452,933
2,695 5.000%, 7/01/29 7/24 at 100.00 2,713,827
4,200 5.000%, 7/01/30 7/24 at 100.00 4,227,120
2,100 5.000%, 7/01/31 7/24 at 100.00 2,112,705
1,335 5.000%, 7/01/32 7/24 at 100.00 1,342,800
3,080 5.000%, 7/01/33 7/24 at 100.00 3,097,523
1,175 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 1,188,621
730 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 743,432
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 7,362,121
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 4,318,105
Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery
:
1,835 5.000%, 9/01/24 No Opt. Call 1,851,596
2,000 5.000%, 9/01/25 No Opt. Call 2,054,188
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021B-EFRB, 3.600%, 7/01/29
No Opt. Call 10,997,726
9,175 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call 8,896,585
Total New York 375,398,428
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 2,297,989
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 2,622,498
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 3,976,338
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 9,729,123
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 12,106,516
2,640 (c) North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24,
(ETM)
No Opt. Call 2,642,757
Total North Carolina 33,375,221

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 1.1%
$ 5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/24 at 100.00 $ 5,300,740
Fargo, North Dakota, General Obligation Bonds, Refunding Improvement
Series 2021A
:
1,250 4.000%, 5/01/26 5/25 at 100.00 1,266,848
1,320 4.000%, 5/01/27 5/25 at 100.00 1,340,539
1,385 4.000%, 5/01/28 5/25 at 100.00 1,408,177
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
5,690 5.000%, 12/01/32 12/31 at 100.00 6,084,774
5,920 5.000%, 12/01/33 12/31 at 100.00 6,316,980
2,675 5.000%, 12/01/34 12/31 at 100.00 2,844,591
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
500 3.000%, 5/01/33 5/27 at 100.00 454,561
500 3.000%, 5/01/36 5/27 at 100.00 441,134
3,440 3.000%, 5/01/46 5/27 at 100.00 2,547,318
9,685 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 9,763,352
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 2,374,676
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 2,131,909
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 3,484,775
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,218,061
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 8,002,666
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
3,785 5.000%, 6/01/28 No Opt. Call 3,723,456
3,000 5.000%, 6/01/29 6/28 at 100.00 2,945,456
1,260 5.000%, 6/01/31 6/28 at 100.00 1,228,632
3,480 5.000%, 6/01/34 6/28 at 100.00 3,354,612
10,980 5.000%, 6/01/38 6/28 at 100.00 10,209,958
3,300 5.000%, 6/01/43 6/28 at 100.00 2,931,541
Total North Dakota 83,374,756
Ohio - 4.5%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 3,171,223
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
4,450 5.000%, 6/01/27 No Opt. Call 4,693,585
9,760 5.000%, 6/01/28 No Opt. Call 10,452,349
22,145 5.000%, 6/01/29 No Opt. Call 24,039,261
8,360 5.000%, 6/01/30 No Opt. Call 9,185,246
14,310 5.000%, 6/01/31 6/30 at 100.00 15,696,620
10,275 5.000%, 6/01/32 6/30 at 100.00 11,260,693
4,450 5.000%, 6/01/33 6/30 at 100.00 4,872,165

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 2,610 5.000%, 6/01/34 6/30 at 100.00 $ 2,854,339
4,830 5.000%, 6/01/35 6/30 at 100.00 5,262,596
9,235 4.000%, 6/01/37 6/30 at 100.00 9,382,314
4,060 4.000%, 6/01/38 6/30 at 100.00 4,082,931
2,155 4.000%, 6/01/39 6/30 at 100.00 2,155,397
8,740 3.000%, 6/01/48 6/30 at 100.00 6,744,425
4,185 4.000%, 6/01/48 6/30 at 100.00 3,870,935
13,130 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 12,357,864
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A
:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 1,617,959
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 2,268,785
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 2,095,728
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 1,841,191
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 901,935
6,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
1/24 at 100.00 6,491,370
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 6,374,926
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 2,106,670
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 14,386,147
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 19,541,143
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 23,013,843
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 16,584,000
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 11,243,352
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 5,866,072
16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 17,107,421
2,865 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 2,923,708
385 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 381,726

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 5,085 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 $ 4,850,055
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 1,865,350
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 1,710,394
3,280 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 2,752,800
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 1,062,007
3,605 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 2,698,806
4,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 3,887,935
6,885 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 7,007,218
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 15,818,253
5,625 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 5.000%,
2/15/27
No Opt. Call 6,060,078
3,640 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 3,066,179
1,350 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 1,349,313
4,900 (c) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020, 6.125%,
12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 5,698,799
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 12,372,699
Total Ohio 335,027,805
Oklahoma - 2.6%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 1,123,328
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,775 2.000%, 9/01/28 No Opt. Call 1,674,775
1,850 2.000%, 9/01/29 No Opt. Call 1,721,688
1,800 2.750%, 9/01/30 No Opt. Call 1,778,201
1,790 2.750%, 9/01/31 9/30 at 100.00 1,737,013
295 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 296,780
Carter County Public Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A
:
740 4.000%, 12/01/33 12/31 at 100.00 791,804

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 1,670 4.000%, 12/01/34 12/31 at 100.00 $ 1,786,610
1,585 4.000%, 12/01/35 12/31 at 100.00 1,686,188
Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021
:
1,405 4.000%, 6/01/29 No Opt. Call 1,499,945
10,000 4.000%, 6/01/31 No Opt. Call 10,831,743
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021
:
910 4.000%, 5/01/27 No Opt. Call 949,393
945 4.000%, 5/01/28 No Opt. Call 996,719
960 4.000%, 5/01/29 No Opt. Call 1,023,460
875 4.000%, 5/01/30 No Opt. Call 936,657
690 4.000%, 5/01/31 No Opt. Call 745,433
930 4.000%, 5/01/32 5/31 at 100.00 999,379
800 4.000%, 5/01/33 5/31 at 100.00 858,727
900 4.000%, 5/01/34 5/31 at 100.00 968,295
1,070 4.000%, 5/01/35 5/31 at 100.00 1,146,203
Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series
2017A
:
1,470 5.000%, 12/01/28 12/27 at 100.00 1,608,939
1,410 5.000%, 12/01/31 12/27 at 100.00 1,542,915
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A
:
3,165 5.000%, 9/01/30 9/26 at 100.00 3,300,614
5,290 5.000%, 9/01/31 9/26 at 100.00 5,515,295
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36
9/28 at 100.00 3,167,245
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series
2019
:
1,365 4.000%, 9/01/32 9/29 at 100.00 1,420,116
1,485 4.000%, 9/01/34 9/29 at 100.00 1,526,907
1,000 4.000%, 9/01/36 9/29 at 100.00 1,013,690
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019
:
1,880 4.000%, 9/01/32 9/29 at 100.00 1,955,911
1,705 4.000%, 9/01/33 9/29 at 100.00 1,781,134
1,000 4.000%, 9/01/34 9/29 at 100.00 1,040,758
Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Stroud Public Schools Project, Series 2016
:
1,870 5.000%, 9/01/24 No Opt. Call 1,891,325
2,490 5.000%, 9/01/26 No Opt. Call 2,618,571
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021
:
890 4.000%, 12/01/33 12/31 at 100.00 949,074
920 4.000%, 12/01/34 12/31 at 100.00 981,567
960 4.000%, 12/01/35 12/31 at 100.00 1,016,443

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project,
Series 2018
:
$ 1,280 5.000%, 9/01/30 9/28 at 100.00 $ 1,406,823
1,565 5.000%, 9/01/34 9/28 at 100.00 1,721,147
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call 6,034,310
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 1,208,549
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call 9,243,324
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
590 5.000%, 8/15/28 No Opt. Call 593,648
9,505 5.000%, 8/15/33 8/28 at 100.00 9,520,685
8,230 5.000%, 8/15/38 8/28 at 100.00 8,086,814
3,795 5.250%, 8/15/43 8/28 at 100.00 3,810,285
2,470 5.500%, 8/15/57 8/28 at 100.00 2,476,379
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 5,110,023
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 849,538
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 1,067,293
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014
:
630 5.000%, 9/01/24 No Opt. Call 636,647
1,505 5.000%, 9/01/25 No Opt. Call 1,548,237
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
745 4.000%, 9/01/29 No Opt. Call 784,610
425 4.000%, 9/01/30 No Opt. Call 449,915
985 4.000%, 9/01/31 No Opt. Call 1,043,955
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call 7,505,666
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Berryhill Public Schools Project, Series 2020
:
1,540 2.000%, 9/01/27 No Opt. Call 1,469,071
1,605 2.000%, 9/01/28 No Opt. Call 1,514,374
1,670 2.000%, 9/01/29 No Opt. Call 1,554,172
3,150 2.000%, 9/01/30 No Opt. Call 2,897,253
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016
:
3,840 5.000%, 9/01/25 1/24 at 100.00 3,845,562
10,755 5.000%, 9/01/26 1/24 at 100.00 10,768,909
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A
:
8,070 4.000%, 9/01/30 No Opt. Call 8,558,105
9,035 4.000%, 9/01/31 No Opt. Call 9,620,174

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015
:
$ 6,220 5.000%, 9/01/25 No Opt. Call $ 6,433,437
9,840 5.000%, 9/01/26 9/25 at 100.00 10,185,744
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 2,546,937
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
2,165 5.000%, 3/01/29 No Opt. Call 2,383,623
2,000 5.000%, 3/01/31 3/29 at 100.00 2,200,636
2,500 5.000%, 3/01/33 3/29 at 100.00 2,742,473
Total Oklahoma 194,701,163
Oregon - 0.8%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 5,342,851
1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 1,900,933
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 1,268,530
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A
:
1,665 0.000%, 6/15/34 6/28 at 79.31 1,099,685
1,510 0.000%, 6/15/35 6/28 at 75.58 952,275
1,050 0.000%, 6/15/37 6/28 at 69.16 596,838
2,050 0.000%, 6/15/39 6/28 at 63.17 1,038,945
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,785,776
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
1/24 at 100.00 1,959,186
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 1,474,883
6,490 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 7,410,605
1,830 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 1,720,546
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 2,746,307
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 6,737,093
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,611,306
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 2,681,905
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 4,498,941
5,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/33, (AMT)
7/32 at 100.00 5,690,064

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
$ 3,440 5.000%, 5/15/32 5/26 at 100.00 $ 3,586,695
1,925 5.000%, 5/15/33 5/26 at 100.00 2,006,151
Total Oregon 60,109,515
Pennsylvania - 4.6%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
1,000 5.000%, 1/01/28 - AGM Insured, (AMT) No Opt. Call 1,069,343
1,400 5.000%, 1/01/29 - AGM Insured, (AMT) No Opt. Call 1,522,960
2,500 5.000%, 1/01/30 - AGM Insured, (AMT) No Opt. Call 2,758,930
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
1,000 5.000%, 4/01/36 4/28 at 100.00 1,061,952
10,085 4.000%, 4/01/37 4/28 at 100.00 10,281,532
5,205 4.000%, 4/01/38 4/28 at 100.00 5,287,186
9,155 4.000%, 4/01/44 4/28 at 100.00 8,927,527
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call 1,568,469
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
1,670 4.000%, 11/01/33 11/27 at 100.00 880,925
2,410 4.000%, 11/01/38 11/27 at 100.00 1,259,097
8,835 4.000%, 11/01/39 11/27 at 100.00 4,616,008
1,620 3.750%, 11/01/42 11/27 at 100.00 846,662
4,410 4.000%, 11/01/47 11/27 at 100.00 2,304,852
7,930 5.000%, 11/01/47 11/27 at 100.00 4,143,576
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 8,473,705
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call 1,081,373
5,190 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,801,313
36,780 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 37,063,761
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43,
(Mandatory Put 2/15/27)
8/26 at 100.00 5,220,991
3,570 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.000%, 12/01/43
1/24 at 100.00 3,571,669
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,325,081
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 10,326,740
16,805 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 15,570,105

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 4,080 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 $ 4,114,825
Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B
:
1,975 5.500%, 1/01/25 1/24 at 100.00 1,976,868
2,290 5.500%, 1/01/26 1/24 at 100.00 2,292,399
2,265 5.500%, 1/01/27 1/24 at 100.00 2,267,264
Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C
:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 515,499
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 1,111,163
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 2,507,401
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 2,051,825
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 1,256,043
3,160 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 3,241,179
1,275 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1, 5.000%,
5/15/31
2/31 at 100.00 1,455,511
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 1,142,328
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,630,521
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012
:
1,320 5.000%, 5/01/27 1/24 at 100.00 1,248,293
10,890 5.000%, 5/01/42 1/24 at 100.00 8,182,801
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 907,959
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 5,051,739
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 18,546,591
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 8,373,926
6,615 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 6,638,016
4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 4,314,162
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133
:
3,240 2.125%, 10/01/35 10/29 at 100.00 2,718,011
10,050 2.350%, 10/01/40 10/29 at 100.00 7,863,341
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 11,979,404
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 4,814,073

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A
:
$ 2,110 4.500%, 12/01/34 12/26 at 100.00 $ 2,180,725
5,000 4.750%, 12/01/37 12/26 at 100.00 5,194,340
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,079,266
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
2,905 5.000%, 6/01/29 6/26 at 100.00 3,051,706
22,155 5.000%, 6/01/35 6/26 at 100.00 22,970,277
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017
:
2,975 5.000%, 12/01/29 12/27 at 100.00 3,210,052
3,265 5.000%, 12/01/31 12/27 at 100.00 3,515,861
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 5,711,213
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017
:
3,680 5.000%, 12/01/31 12/27 at 100.00 3,962,747
2,265 5.000%, 12/01/32 12/27 at 100.00 2,435,565
2,110 4.000%, 12/01/36 12/27 at 100.00 2,163,686
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 1,156,501
3,110 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 3,347,307
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 7,724,392
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017
:
1,835 5.000%, 5/01/31 11/27 at 100.00 1,637,875
2,060 5.000%, 5/01/33 11/27 at 100.00 1,792,548
1,165 5.000%, 5/01/34 11/27 at 100.00 1,000,203
1,855 (d) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie
Healthcare System, Series 2007, 4.558%, 12/01/24 (3-Month LIBOR*0.67%
reference rate + 0.780% spread)
1/24 at 100.00 1,855,290
3,715 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 3,717,254
1,280 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,222,088
1,795 Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013, 5.000%, 12/01/24
1/24 at 100.00 1,796,826
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 2,877,848
Total Pennsylvania 344,768,469
Puerto Rico - 3.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
19,655 5.000%, 7/01/30, 144A No Opt. Call 19,992,799

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 22,060 5.000%, 7/01/35, 144A 7/30 at 100.00 $ 22,303,619
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 355,683
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
11,705 5.000%, 7/01/24, 144A No Opt. Call 11,739,484
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 4,938,166
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 2,705,508
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
526 0.000%, 7/01/24 No Opt. Call 516,322
24,743 0.000%, 7/01/27 No Opt. Call 21,567,166
27,115 0.000%, 7/01/29 7/28 at 98.64 21,717,445
61,646 0.000%, 7/01/31 7/28 at 91.88 45,194,224
19,570 0.000%, 7/01/33 7/28 at 86.06 13,059,333
2,892 4.500%, 7/01/34 7/25 at 100.00 2,905,682
10,919 4.550%, 7/01/40 7/28 at 100.00 10,999,275
11,847 0.000%, 7/01/46 7/28 at 41.38 3,729,124
12 0.000%, 7/01/51 7/28 at 30.01 2,817
1,048 4.750%, 7/01/53 7/28 at 100.00 1,039,775
3,966 5.000%, 7/01/58 7/28 at 100.00 3,989,754
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 4,765,439
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
17,057 4.329%, 7/01/40 7/28 at 100.00 16,975,364
11,432 4.329%, 7/01/40 7/28 at 100.00 11,377,285
58 4.784%, 7/01/58 7/28 at 100.00 57,315
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,623 0.000%, 7/01/24 No Opt. Call 1,591,498
19,881 5.375%, 7/01/25 No Opt. Call 20,329,284
7,727 5.625%, 7/01/27 No Opt. Call 8,179,683
13,210 5.625%, 7/01/29 No Opt. Call 14,347,518
1,192 5.750%, 7/01/31 No Opt. Call 1,327,829
8,186 0.000%, 7/01/33 7/31 at 89.94 5,114,503
2,746 4.000%, 7/01/33 7/31 at 103.00 2,694,922
3,568 4.000%, 7/01/35 7/31 at 103.00 3,459,110
407 4.000%, 7/01/37 7/31 at 103.00 389,764
Total Puerto Rico 277,365,690
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021
:
1,275 5.000%, 10/01/28 No Opt. Call 1,401,663
2,010 4.000%, 10/01/46 10/31 at 100.00 1,980,440
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 1,964,550
1,355 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call 1,464,201
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 2,294,109

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 $ 2,139,400
13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 10,522,146
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 7,868,094
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 3,802,525
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
1/24 at 18.68 24,385,725
5,930 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 5,933,798
Total Rhode Island 63,756,651
South Carolina - 1.0%
5,000 Berkeley County School District, South Carolina, General Obligation
Bonds, Series 2023A, 5.000%, 5/30/24
No Opt. Call 5,040,307
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 5,797,020
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,055 5.000%, 11/01/34 5/26 at 100.00 1,095,615
1,170 5.000%, 11/01/35 5/26 at 100.00 1,212,713
7,400 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,978,792
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 740,471
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 2,403,436
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 4,346,012
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 12,954,575
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A
:
1,910 5.000%, 8/01/27 8/24 at 100.00 1,922,350
3,925 5.000%, 8/01/32 8/24 at 100.00 3,943,145
705 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 716,523
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 3,303,147
4,595 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/31
12/30 at 100.00 5,152,736
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
7,885 5.000%, 12/01/29 6/26 at 100.00 8,212,859
4,325 5.000%, 12/01/31 6/26 at 100.00 4,491,995
2,200 5.000%, 12/01/37 6/26 at 100.00 2,247,089
Total South Carolina 71,558,785

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.2%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021
:
$ 200 2.000%, 8/01/26 No Opt. Call $ 193,494
400 2.000%, 8/01/27 No Opt. Call 384,705
400 2.000%, 8/01/29 8/27 at 100.00 382,477
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,645,492
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 2,554,757
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 2,870,989
7,215 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 5,141,635
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 3,319,216
Total South Dakota 16,492,765
Tennessee - 1.2%
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1
:
1,600 5.000%, 8/01/26 No Opt. Call 1,669,035
1,890 5.000%, 8/01/28 No Opt. Call 2,039,631
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 2,289,277
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,895 3.375%, 4/01/26 No Opt. Call 2,881,641
3,250 5.000%, 4/01/29 4/27 at 100.00 3,394,057
2,605 5.000%, 4/01/30 4/27 at 100.00 2,715,876
2,810 5.000%, 4/01/31 4/27 at 100.00 2,924,151
5,055 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 5,141,054
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 4,396,982
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 15,808,872
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,373,436
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 398,931
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 3,057,996
6,335 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 6,083,215
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 5,441,300
6,190 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 5,482,816
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 2,017,557

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 $ 3,420,029
3,915 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 2,916,764
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 5,306,858
5,340 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 4,012,560
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,510,097
Total Tennessee 88,282,135
Texas - 5.3%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
2,610 5.000%, 1/01/28 1/27 at 100.00 2,688,963
2,840 5.000%, 1/01/30 1/27 at 100.00 2,928,802
1,600 5.000%, 1/01/32 1/27 at 100.00 1,648,356
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 5,180,559
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
1,950 (c) 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 2,011,206
1,525 (c) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 1,572,866
1,165 (c) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 1,201,566
City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019
:
1,120 5.000%, 9/01/32 9/28 at 100.00 1,221,974
1,000 5.000%, 9/01/34 9/28 at 100.00 1,089,249
1,000 5.000%, 9/01/35 9/28 at 100.00 1,085,669
1,000 5.000%, 9/01/36 9/28 at 100.00 1,080,231
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023
:
3,240 5.000%, 2/15/36 2/33 at 100.00 3,824,620
1,225 5.000%, 2/15/37 2/33 at 100.00 1,433,081
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
2,855 5.000%, 11/01/24, (AMT) No Opt. Call 2,887,942
8,570 5.000%, 11/01/26, (AMT) No Opt. Call 8,979,508
9,070 5.000%, 11/01/27, (AMT) No Opt. Call 9,679,578
5,900 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 6,081,495
2,775 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
1/24 at 100.00 2,775,247
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A
:
5,215 4.125%, 7/01/26 No Opt. Call 5,354,316
4,025 3.950%, 7/01/27 No Opt. Call 4,163,302
3,060 3.750%, 7/01/28 No Opt. Call 3,173,587

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 $ 3,960,806
6,235 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 6,351,582
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%,
10/01/35
10/29 at 100.00 1,027,491
5,145 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 5,226,018
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call 4,872,970
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 4,682,445
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 3,803,968
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 12,241,876
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 12,067,009
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,995 5.000%, 7/01/28 - AGM Insured, (AMT) No Opt. Call 7,544,360
11,005 5.000%, 7/01/30 - AGM Insured, (AMT) No Opt. Call 12,226,887
11,535 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 13,027,388
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 2,440,573
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 1,555,256
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D
:
3,085 5.000%, 11/15/32 11/28 at 100.00 3,433,827
2,615 5.000%, 11/15/33 11/28 at 100.00 2,908,881
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 1,334,715
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 993,961
2,265 (c) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 2,291,249
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 1,019,225
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 2,067,328
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 1,601,575
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 2,036,825
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 2,032,928
4,070 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021, 5.000%, 5/15/27
No Opt. Call 4,392,535

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 2001A,
2.600%, 11/01/29
No Opt. Call $ 4,134,841
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,600 5.000%, 12/01/25 No Opt. Call 1,606,610
2,720 5.250%, 12/01/28 12/25 at 100.00 2,759,198
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/24 at 103.00 2,667,835
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
3,860 (c) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,917,085
9,190 (c) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,767,989
5,355 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 5,742,403
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2019A, 3.000%, 1/01/35
1/29 at 100.00 4,872,569
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 6,145,496
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,865,984
5,280 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/34
2/25 at 100.00 5,316,472
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT), 144A
1/24 at 101.00 827,151
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
6,865 2.750%, 1/01/36, (AMT), 144A 1/24 at 103.00 5,000,360
13,675 2.875%, 1/01/41, (AMT), 144A 1/24 at 103.00 9,049,148
1,000 3.000%, 1/01/50, (AMT), 144A 1/24 at 103.00 590,306
1,255 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call 1,337,619
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 1,630,543
Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C
:
1,180 2.000%, 8/15/43 8/30 at 100.00 831,119
1,520 2.000%, 8/15/46 8/30 at 100.00 1,006,356
San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien
CPS Energy Series 2014
:
8,560 5.000%, 2/01/44 2/24 at 100.00 8,571,315
6,440 5.000%, 2/01/44 2/24 at 100.00 6,444,122
5,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 4.000%, 5/15/35
5/25 at 100.00 5,031,501
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 1,912,306
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 3,435,287

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 18,700 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 $ 20,172,303
15,850 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 17,627,619
Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A
:
12,000 4.000%, 12/31/37 12/29 at 100.00 12,115,492
3,940 4.000%, 12/31/38 12/29 at 100.00 3,958,669
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
4,940 5.000%, 12/31/40, (AMT) 12/25 at 100.00 4,981,180
5,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 5,142,824
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 10,119,559
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
2,800 4.000%, 6/30/32 12/30 at 100.00 2,908,204
1,600 4.000%, 12/31/32 12/30 at 100.00 1,661,352
1,600 4.000%, 6/30/35 12/30 at 100.00 1,643,181
5,790 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 6,591,385
5,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/34
10/24 at 100.00 5,009,628
13,875 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 13,908,107
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A
:
1,125 0.000%, 8/01/35 2/29 at 76.82 703,954
1,590 0.000%, 8/01/36 2/29 at 73.16 942,025
2,070 0.000%, 8/01/37 2/29 at 69.41 1,154,604
1,100 0.000%, 8/01/39 2/29 at 62.63 545,870
Total Texas 392,853,366
Utah - 0.6%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 953,779
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 1,366,542
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,318,404
1,790 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36, 144A
12/26 at 103.00 1,497,433
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A
:
1,000 5.000%, 7/01/24, (AMT) No Opt. Call 1,006,635
3,900 5.000%, 7/01/26, (AMT) No Opt. Call 4,059,851
5,000 5.000%, 7/01/31, (AMT) No Opt. Call 5,598,079

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
$ 1,405 5.000%, 7/01/30, (AMT) No Opt. Call $ 1,554,033
9,000 5.000%, 7/01/31, (AMT) No Opt. Call 10,076,542
10,640 5.000%, 7/01/33, (AMT) No Opt. Call 12,181,939
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 3,078,448
1,120 5.250%, 7/01/36, (AMT) 7/33 at 100.00 1,293,572
1,125 5.250%, 7/01/37, (AMT) 7/33 at 100.00 1,286,768
Total Utah 45,272,025
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 2,713,243
3,439 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 2,744,664
Total Vermont 5,457,907
Virginia - 2.0%
7,310 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 8,130,719
19,745 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35
No Opt. Call 16,094,269
Federal Home Loan Mortgage Corporation, Notes
:
18,975 3.150%, 1/15/36, 144A 10/31 at 100.00 16,993,046
5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,262,587
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/35
12/27 at 103.00 792,592
2,010 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call 1,871,982
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 996,068
2,945 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2019A, 5.000%,
2/01/24
No Opt. Call 2,949,711
710 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 657,970
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 5,818,322
10,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 3.450%, 8/01/28
8/24 at 100.00 10,017,520
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
13,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 13,115,331
12,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 12,406,544

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
$ 5,480 5.000%, 7/01/32, (AMT) 1/32 at 100.00 $ 6,026,810
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 4,387,941
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 5,297,451
3,295 5.000%, 7/01/37, (AMT) 1/32 at 100.00 3,539,507
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 4,815,957
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 2,106,617
3,190 5.000%, 12/31/52, (AMT) 12/32 at 100.00 3,327,172
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
5,250 4.000%, 1/01/31, (AMT) No Opt. Call 5,351,137
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 7,378,975
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 2,592,307
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 5,828,369
2,130 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 2,097,031
Total Virginia 147,855,935
Washington - 3.0%
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 8,290,660
7,850 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 8,247,917
8,800 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 9,246,072
5,300 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call 5,759,644
9,685 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/30, (AMT)
No Opt. Call 10,681,068
2,945 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 3,069,977
2,740 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 3,047,701
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 2,358,948
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,158,340
2,270 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 2,272,442
8,335 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 8,474,667
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
2,730 (c) 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 2,813,663
1,285 (c) 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 1,324,380
5,930 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 5,949,586

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 $ 5,978,731
2,055 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/24, (Pre-refunded 5/15/24)
5/24 at 100.00 2,067,879
14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
1/24 at 100.00 14,089,649
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
4,085 5.000%, 10/01/30 10/28 at 100.00 4,362,511
3,215 5.000%, 10/01/31 10/28 at 100.00 3,426,971
3,140 5.000%, 10/01/32 10/28 at 100.00 3,344,075
3,485 5.000%, 10/01/33 10/28 at 100.00 3,708,350
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
5,120 5.000%, 8/15/29 8/27 at 100.00 5,355,214
2,250 5.000%, 8/15/31 8/27 at 100.00 2,343,850
2,755 5.000%, 8/15/34 8/27 at 100.00 2,854,808
6,015 5.000%, 8/15/36 8/27 at 100.00 6,185,417
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28,
144A
1/24 at 100.00 3,892,361
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 5,474,675
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 4,332,861
40,154 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 38,329,768
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call 5,346,871
11,035 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/42
7/33 at 100.00 12,655,831
11,265 Washington State, General Obligation Bonds, Various Purpose Refunding
Series R-2022C, 4.000%, 7/01/27
No Opt. Call 11,854,577
6,750 Washington State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 8/01/44
8/30 at 100.00 7,433,368
4,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/45
8/32 at 100.00 4,475,931
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
1/24 at 100.00 4,776,532
Total Washington 225,985,295
West Virginia - 0.1%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 1,372,170
3,240 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2023D, 4.300%, 11/01/38
11/32 at 100.00 3,333,290
Total West Virginia 4,705,460

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.1%
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
$ 4,455 2.000%, 3/01/26 No Opt. Call $ 4,341,105
4,555 2.000%, 3/01/27 No Opt. Call 4,392,901
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 10,194,752
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 23,375,678
Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2
:
4,495 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call 4,499,354
8,390 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call 8,579,815
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
230 3.000%, 4/01/25, 144A No Opt. Call 224,640
30 (c) 3.000%, 4/01/25, (ETM), 144A No Opt. Call 30,001
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 11,475,356
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call 16,435,830
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 7,421,630
2,920 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 2,899,272
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
4,170 4.050%, 11/01/30 5/26 at 100.00 3,996,554
9,085 4.300%, 11/01/30 5/26 at 100.00 8,838,078
Wisconsin Health & Educational Facs Authority, Health Facilities Revenue
Bonds, UnityPoint Health Project, Series 2014A
:
1,080 5.000%, 12/01/26 11/24 at 100.00 1,090,589
4,115 5.000%, 12/01/27 11/24 at 100.00 4,156,911
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%, 8/15/54,
(Mandatory Put 7/01/27)
7/26 at 100.00 8,088,458
3,660 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 3,673,444
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 2,596,961
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 1,418,275
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A
:
2,120 4.000%, 10/15/34 10/31 at 100.00 2,245,819
1,455 4.000%, 10/15/35 10/31 at 100.00 1,533,400

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 $ 1,879,470
5,490 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,689,310
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/37
1/27 at 103.00 1,092,512
3,815 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 3,816,671
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39
11/26 at 103.00 1,691,148
1,355 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/25
12/24 at 100.00 1,377,125
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 2,405,491
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 1,290,675
2,555 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 2,567,709
Total Wisconsin 153,318,934
Wyoming - 1.2%
18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 17,313,143
Casper Community College District, Natrona County, Wyoming, Revenue
Bonds, Refunding Series 2021
:
960 4.000%, 4/15/37 4/31 at 100.00 999,528
1,000 4.000%, 4/15/38 4/31 at 100.00 1,031,102
565 4.000%, 4/15/40 4/31 at 100.00 572,877
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
800 5.000%, 6/01/33 6/32 at 100.00 929,408
1,415 5.000%, 6/01/34 6/32 at 100.00 1,642,490
8,730 Sweetwater County 2023 Specific Purpose Joint Powers Board, Wyoming,
Sales and Use Excise Tax Revenue Bonds, Series 2023, 5.000%, 6/15/27
No Opt. Call 9,389,470
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 26,940,488
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage
Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call 4,443,784
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 2,795,340
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 5,488,776
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 2,822,269
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 5,098,086

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming (continued)
$ 6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 $ 4,518,086
2,700 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 2,798,520
Total Wyoming 86,783,367
Total Municipal Bonds
(cost $7,255,503,723) 7,015,088,328
Shares Description (a) Value
X –
COMMON STOCKS - 2.9% X 213,372,395
Utilities - 2.9%
2,665,489 (h),(i) Energy Harbor Corp $ 213,372,395
Total Utilities 213,372,395
Total Common Stocks
(cost $55,930,174) 213,372,395
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.2% X 16,667,578
$ 4,709 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 $ 4,090,364
3,781 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 3,418,169
8,057 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021 ML10
2.032% 1/25/38 6,265,164
2,986 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 2,893,881
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,416,635) 16,667,578
Total Long-Term Investments
(cost $7,330,850,532) 7,245,128,301
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.1%
X –
MUNICIPAL BONDS - 1.1% X 81,525,000
National - 0.5%
$ 35,000 (j) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 4.850%, 12/01/24,
(AMT), (Mandatory Put 12/29/2023), 144A
No Opt. Call $ 35,000,000
Total National 35,000,000
New York - 0.1%
6,425 (j) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Adjustable Rate Series AA-2, 3.800%, 6/15/46, (Mandatory Put 3/5/2020)
2/20 at 100.00 6,425,000
Total New York 6,425,000
Ohio - 0.4%
33,010 (j) Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Variable Rate Demand Series 2016A, 3.750%, 12/01/36,
(Mandatory Put 1/5/2024)
12/23 at 100.00 33,010,000
Total Ohio 33,010,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.1%
$ 7,090 (j) Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax ender Option Bond Trust Series 2023-YX1292, 3.940%, 8/15/48,
(Mandatory Put 1/5/2024), 144A
8/32 at 100.00 $ 7,090,000
Total Texas 7,090,000
Total Municipal Bonds
(cost $81,525,000) 81,525,000
Total Short-Term Investments
(cost $81,525,000) 81,525,000
Total Investments (cost $7,412,375,532 ) - 98.3% 7,326,653,301
Other Assets & Liabilities, Net -  1.7% 128,071,267
Net Assets - 100% $ 7,454,724,568
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 7,015,082,112 $ 6,216 $ 7,015,088,328
Common Stocks – 213,372,395 – 213,372,395
Asset-Backed and Mortgage-Backed
Securities – 16,667,578 – 16,667,578
Short-Term Investments:
Municipal Bonds – 81,525,000 – 81,525,000
Total
$ – $ 7,326,647,085 $ 6,216 $ 7,326,653,301
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

(h) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD When-issued or delayed delivery security.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X –
MUNICIPAL BONDS - 94 .9 % X 5,101,470,749
Alabama - 1.7%
$ 10,000 (c) Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded 9/01/26)
9/26 at 100.00 $ 10,656,435
7,890 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call 8,656,233
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 1,764,550
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 7,535,527
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 3,363,032
3,600 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 3,609,222
5,800 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 6,412,053
1,000 (c) Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 1,044,152
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 8,246,845
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 11,347,350
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,196,208
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 8,990,339
9,950 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,402,652
Total Alabama 89,224,598
Alaska - 1.3%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call 1,347,542
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 10,005,914
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 19,347,471
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 3,073,806
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 6,822,456

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska (continued)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
$ 1,655 5.000%, 1/01/24, (AMT) No Opt. Call $ 1,655,000
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 3,616,064
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019
:
5,145 5.000%, 4/01/27 No Opt. Call 5,436,376
5,355 5.000%, 4/01/28 No Opt. Call 5,750,622
5,575 5.000%, 4/01/29 No Opt. Call 6,064,110
2,570 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/24 No Opt. Call 2,600,524
1,675 North Slope Borough, Alaska, General Obligation Bonds, General
Purpose Series 2023A, 5.000%, 6/30/26
No Opt. Call 1,773,239
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
550 5.000%, 6/01/24 No Opt. Call 553,326
1,000 5.000%, 6/01/25 No Opt. Call 1,022,110
Total Alaska 69,068,560
Arizona - 1.5%
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,555 (c) 5.000%, 10/01/26, (ETM) No Opt. Call 5,926,795
5,055 (c) 5.000%, 10/01/27, (ETM) No Opt. Call 5,530,604
6,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 6,880,533
8,935 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 8,952,728
12,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 12,484,315
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 3,466,615
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call 4,036,393
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory Put
5/15/26)
11/25 at 100.82 5,214,507
2,915 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.440%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
1/24 at 100.00 2,909,826
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory Put
6/01/24)
No Opt. Call 10,003,741
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 4,092,797

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call $ 1,955,447
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 3,734,095
2,055 Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014, 5.000%, 8/01/24
No Opt. Call 2,078,816
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call 3,308,127
Total Arizona 80,575,339
Arkansas - 0.5%
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 11,246,854
2,200 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 2,179,816
2,195 Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014, 5.000%, 12/01/24
No Opt. Call 2,227,114
2,120 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 1,958,285
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019
:
2,560 3.000%, 2/01/27 8/24 at 100.00 2,561,544
3,790 3.000%, 2/01/28 8/24 at 100.00 3,790,722
3,915 3.000%, 2/01/29 8/24 at 100.00 3,906,311
Total Arkansas 27,870,646
California - 3.4%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 17,044,514
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,233,688
3,550 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 3,940,262
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 5,075,774
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
605 5.000%, 6/01/24 No Opt. Call 608,749
805 5.000%, 6/01/25 No Opt. Call 822,685
2,030 5.000%, 6/01/27 No Opt. Call 2,147,810
2,915 5.000%, 6/01/28 No Opt. Call 3,135,396
6,335 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
1/24 at 100.00 6,326,826

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,355 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call $ 3,787,156
8,835 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,625,379
3,120 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 3,203,094
15,435 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 15,418,204
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 19,174,768
California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A
:
1,920 5.000%, 2/01/24 No Opt. Call 1,921,700
1,700 5.000%, 2/01/25 No Opt. Call 1,724,516
2,000 5.000%, 2/01/26 No Opt. Call 2,058,419
1,500 5.000%, 2/01/27 No Opt. Call 1,564,994
9,270 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%, 10/01/44,
(AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 8,596,521
1,525 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,528,394
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,774,688
6,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 6,019,556
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call 6,655,049
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,682,244
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 1,028,162
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
1,070 5.000%, 12/01/26, 144A No Opt. Call 1,107,053
350 5.000%, 12/01/27, 144A No Opt. Call 364,271
765 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call 773,118
445 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 502,064
5,010 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 5,175,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A
:
$ 1,000 5.000%, 5/15/25, (AMT) No Opt. Call $ 1,023,650
1,500 5.000%, 5/15/26, (AMT) No Opt. Call 1,561,103
2,250 5.000%, 5/15/27, (AMT) No Opt. Call 2,388,646
2,000 5.000%, 5/15/28, (AMT) No Opt. Call 2,159,922
2,835 5.000%, 5/15/29, (AMT) No Opt. Call 3,113,940
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call 4,180,621
4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call 4,917,474
2,780 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put 10/15/30)
4/30 at 100.00 3,196,882
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B
:
2,000 5.000%, 7/01/28, (AMT) No Opt. Call 2,157,943
2,000 5.000%, 7/01/29, (AMT) No Opt. Call 2,192,607
4,245 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/36, (AMT)
5/29 at 100.00 4,583,361
3,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/28, (AMT)
No Opt. Call 3,727,776
3,000 University of California, General Revenue Bonds, Series 2023BM, 5.000%,
5/15/28
No Opt. Call 3,363,744
Total California 183,587,723
Colorado - 2.7%
2,900 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
1/24 at 100.00 2,748,631
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 7,665,773
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 20,040,274
18,470 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 19,103,251
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call 1,047,232
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory Put
8/15/28)
8/27 at 102.27 14,255,177
4,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 5.000%, 1/01/27
No Opt. Call 4,964,771
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 496,463
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 1,920,768

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 288 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
1/24 at 102.00 $ 286,545
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
6,435 5.000%, 11/15/26, (AMT) No Opt. Call 6,765,923
5,600 5.000%, 11/15/27, (AMT) No Opt. Call 6,001,801
4,580 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022C, 5.000%, 11/15/25
No Opt. Call 4,775,726
7,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call 7,083,196
2,470 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/26, (AMT)
No Opt. Call 2,592,411
1,290 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/26, (AMT)
No Opt. Call 1,352,723
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call 9,533,262
3,000 (d) E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 3.935%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67% reference rate + 0.350% spread)
6/24 at 100.00 2,992,305
1,759 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
1/24 at 102.00 1,753,026
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
575 5.000%, 1/15/24 No Opt. Call 575,168
475 5.000%, 7/15/24 No Opt. Call 477,560
325 5.000%, 1/15/25 No Opt. Call 328,650
400 5.000%, 7/15/25 No Opt. Call 409,647
500 3.000%, 1/15/26 No Opt. Call 494,302
425 5.000%, 7/15/26 No Opt. Call 440,339
1,425 5.000%, 1/15/27 No Opt. Call 1,486,612
625 5.000%, 7/15/27 No Opt. Call 657,054
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 526,100
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 391,962
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 721,325
17,545 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 17,645,006
6,560 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call 6,397,431
Total Colorado 145,930,414
Connecticut - 2.5%
6,700 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 6,771,344
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call 1,255,585

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put 7/12/24)
No Opt. Call $ 26,953,885
9,620 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory Put 2/03/26)
No Opt. Call 9,628,254
18,070 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call 17,564,636
28,090 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
1/24 at 100.00 27,783,173
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 1,984,895
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 4,349,250
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 2,992,841
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 3,525,758
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 988,439
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 3,292,975
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 3,132,886
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 10,058,574
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call 1,605,667
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
:
6,085 5.000%, 7/01/25 No Opt. Call 6,285,031
3,210 5.000%, 7/01/26 No Opt. Call 3,402,470
1,000 West Haven, Connecticut, General Obligation Bonds, Series 2012,
5.000%, 8/01/25 - AGM Insured
1/24 at 100.00 1,001,451
Total Connecticut 132,577,114
Delaware - 0.9%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 25,555,917
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,429,659
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series 2020,
1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call 13,580,554
Total Delaware 47,566,130
District of Columbia - 1.5%
5,005 District of Columbia, General Obligation Bonds, Series 2023B, 5.000%,
6/01/26
No Opt. Call 5,299,536
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/26
No Opt. Call 2,580,993

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 25,040 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call $ 26,065,618
3,700 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 4,484,695
3,500 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 3,906,856
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Forward Delivery Series 2020A, 5.000%, 10/01/31,
(AMT)
10/30 at 100.00 5,597,663
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/32, (AMT)
10/26 at 100.00 5,184,091
7,320 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/25, (AMT)
No Opt. Call 7,523,723
8,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,767,716
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
2,700 5.000%, 10/01/27, (AMT) No Opt. Call 2,886,931
3,000 5.000%, 10/01/28, (AMT) No Opt. Call 3,261,815
6,540 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/33, (AMT)
10/32 at 100.00 7,512,124
Total District of Columbia 83,071,761
Florida - 4.3%
4,185 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/27, (AMT)
10/25 at 100.00 4,275,221
2,000 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/34, (AMT)
10/27 at 100.00 2,106,551
12,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 12,498,901
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 25,949,562
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 24,434,756
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 9,857,676
21,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 21,436,550
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 1,602,238
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 6,199,288
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 1,793,892
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 2,193,829

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C
:
$ 5,000 4.000%, 6/01/32 6/24 at 100.00 $ 5,015,300
5,910 4.000%, 6/01/34 6/24 at 100.00 5,927,521
10,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 10,091,334
7,445 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 7,481,148
22,060 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call 23,587,293
2,610 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,737,169
10,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 10,121,121
9,030 Lee County, Florida, Airport Revenue Bonds, Refunding Series 2021A,
5.000%, 10/01/30, (AMT)
No Opt. Call 10,001,540
Manatee County School District, Florida, Sales Tax Revenue Bonds, Series
2017
:
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call 2,904,467
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call 2,478,066
2,095 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 2,239,161
3,110 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 3,317,044
2,690 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 2,866,180
5,005 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 5,019,796
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory Put
7/01/24)
No Opt. Call 2,457,346
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 2,330,529
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 9,890,248
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call 2,265,088
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,215 5.000%, 8/15/24 No Opt. Call 2,239,047
5,500 5.000%, 8/15/25 No Opt. Call 5,661,967
280 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
1/24 at 100.00 265,103
305 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
1/24 at 100.00 3
Total Florida 231,244,935
Georgia - 2.4%
Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G
:
2,000 5.000%, 7/01/26, (AMT) No Opt. Call 2,086,855
1,250 5.000%, 7/01/27, (AMT) No Opt. Call 1,330,269
2,625 5.000%, 7/01/28, (AMT) No Opt. Call 2,841,464

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,000 5.000%, 7/01/29, (AMT) No Opt. Call $ 5,502,751
2,500 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E, 5.000%, 7/01/24,
(AMT)
No Opt. Call 2,517,933
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 2,644,552
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 2,292,762
24,630 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call 24,783,376
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33
No Opt. Call 6,104,961
Georgia State, General Obligation Bonds, Series 2017A
:
5,055 5.000%, 2/01/29 2/27 at 100.00 5,459,910
5,055 5.000%, 2/01/32 2/27 at 100.00 5,454,911
6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 6,396,114
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 12,418,605
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,141,212
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 6,863,605
18,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 18,193,431
8,150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 8,694,145
3,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 3,769,007
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2,
3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call 1,044,301
Total Georgia 128,540,164
Guam - 0.0%
2,365 Guam Power Authority, Revenue Bonds, Refunding Series 2022A, 5.000%,
10/01/24
No Opt. Call 2,386,157
Total Guam 2,386,157
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 1,677,840
17,125 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 12,912,450
9,820 Hawaiin Electric Company Inc. and Its Subsidiaries, Special Purpose
Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii,
Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 8,113,209
5,900 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 6,416,615

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii (continued)
$ 2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 $ 2,273,059
Total Hawaii 31,393,173
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
6,020 5.000%, 3/01/26 No Opt. Call 6,242,529
4,320 5.000%, 3/01/27 No Opt. Call 4,557,817
4,815 5.000%, 3/01/29 9/28 at 100.00 5,188,090
4,880 5.000%, 3/01/31 9/28 at 100.00 5,232,710
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 12,751,130
Total Idaho 33,972,276
Illinois - 6.1%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016
:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call 1,318,225
1,515 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 1,578,046
Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A
:
550 0.000%, 1/01/26 No Opt. Call 513,500
780 0.000%, 1/01/27 No Opt. Call 705,134
585 0.000%, 1/01/28 No Opt. Call 511,910
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 21,315,837
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 3,365,220
1,455 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/26
No Opt. Call 1,299,803
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A., 5.000%, 1/01/32
1/25 at 100.00 13,114,061
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C
:
2,000 5.000%, 1/01/24 No Opt. Call 2,000,000
1,250 5.000%, 1/01/25 No Opt. Call 1,267,959
5,975 5.000%, 1/01/26 No Opt. Call 6,161,003
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.000%, 1/01/34
1/32 at 100.00 2,779,222
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
7,725 5.000%, 1/01/24 No Opt. Call 7,725,000
4,360 5.000%, 1/01/25 No Opt. Call 4,418,306
1,970 5.000%, 1/01/26 No Opt. Call 2,029,898
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
1,185 5.000%, 1/01/27 - BAM Insured No Opt. Call 1,244,811
3,250 5.000%, 1/01/28 - BAM Insured No Opt. Call 3,475,364
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018
:
980 0.000%, 12/15/26 No Opt. Call 891,207
20 (c) 0.000%, 12/15/26, (ETM) No Opt. Call 18,499
1,050 0.000%, 12/15/27 No Opt. Call 925,798

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 $ 8,141,507
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call 20,487,384
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series 2012,
1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call 10,632,456
2,725 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 2,788,763
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
2,240 (c) 5.000%, 9/01/24, (ETM) No Opt. Call 2,268,342
865 (c) 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 875,945
11,835 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 12,319,848
1,225 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call 1,248,414
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A
:
1,075 (c) 5.000%, 8/15/24, (ETM) No Opt. Call 1,086,632
2,000 (c) 5.000%, 8/15/25, (ETM) No Opt. Call 2,061,843
3,000 (c) 5.000%, 8/15/26, (ETM) No Opt. Call 3,162,156
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 1,069,227
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 7,247,446
2,000 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 3.875%, 5/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 2,027,809
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 17,495,652
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 8,006,951
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call 2,705,144
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,080,492
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 5,679,332
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 1,494,911
Illinois State, General Obligation Bonds, November Series 2017D
:
4,320 5.000%, 11/01/24 No Opt. Call 4,382,778
1,000 5.000%, 11/01/25 No Opt. Call 1,034,189
7,415 3.250%, 11/01/26 No Opt. Call 7,393,770
8,820 5.000%, 11/01/26 No Opt. Call 9,302,978
20,010 5.000%, 11/01/27 No Opt. Call 21,513,587
6,025 5.000%, 11/01/28 11/27 at 100.00 6,469,889

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 $ 5,445,258
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 11,247,761
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,833,145
390 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 406,248
4,415 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 4,585,794
Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022
:
5,000 5.000%, 1/01/24 No Opt. Call 5,000,000
5,000 5.000%, 1/01/25 No Opt. Call 5,062,054
1,235 LaSalle and Bureau Counties High School District 120 LaSalle-Peru,
Illinois, General Obligation Bonds, School Building Series 2017, 5.000%,
12/01/26 - BAM Insured
No Opt. Call 1,304,661
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
775 5.000%, 12/15/25 No Opt. Call 801,138
1,925 5.000%, 12/15/26 No Opt. Call 2,029,237
360 5.000%, 12/15/27 No Opt. Call 386,868
1,945 5.000%, 12/15/28 12/27 at 100.00 2,085,793
650 5.000%, 12/15/30 12/27 at 100.00 694,212
309 Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call 308,644
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 1,045,388
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 1,024,673
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 1,911,531
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 2,019,348
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call 334,658
250 5.000%, 10/01/26 - BAM Insured No Opt. Call 261,510
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
2,680 (c) 5.000%, 6/01/24, (ETM) No Opt. Call 2,701,207
6,245 (c) 5.000%, 6/01/25, (ETM) No Opt. Call 6,428,734
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call 1,131,956
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call 1,002,297
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call 1,265,431
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 1,235,568
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018C, 5.000%, 1/01/28
No Opt. Call 8,982,670
6,020 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023A, 5.000%, 1/01/24
No Opt. Call 6,020,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A
:
$ 2,725 5.000%, 2/15/26 No Opt. Call $ 2,816,015
3,655 5.000%, 2/15/27 No Opt. Call 3,842,100
Total Illinois 327,850,147
Indiana - 3.5%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 13,150,455
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call 4,237,368
Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A
:
8,885 4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 8,922,259
21,115 4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28) 5/28 at 100.00 21,066,387
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 1,086,466
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1
:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call 5,835,432
7,480 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 7,654,341
7,330 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 7,947,157
12,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 12,399,618
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 7,467,762
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A
:
1,500 5.000%, 10/01/26 No Opt. Call 1,596,693
1,645 5.000%, 10/01/27 No Opt. Call 1,792,366
1,250 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/26
10/24 at 100.00 1,268,879
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 2,879,741
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 986,938
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 2,044,935
4,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/29, (AMT)
1/24 at 100.00 4,015,210
6,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D, 5.000%,
1/01/27, (AMT)
No Opt. Call 6,295,841
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 8,089,912

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 10,805 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call $ 11,180,308
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
465 5.000%, 10/01/24 No Opt. Call 472,112
545 5.000%, 10/01/25 10/24 at 100.00 553,595
830 5.000%, 10/01/26 10/24 at 100.00 842,967
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call 2,964,425
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call 11,443,626
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call 12,869,521
8,500 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 8,535,263
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call 1,595,800
14,555 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 14,813,322
5,745 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 5,909,355
Total Indiana 189,918,054
Iowa - 0.3%
5,300 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 5,379,349
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 2,417,218
2,225 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 1,976,961
2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 2,328,787
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 2,487,442
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 1,620,983
Total Iowa 16,210,740
Kansas - 0.4%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
1/24 at 100.00 9,250,002
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B
:
10,360 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 11,873,486
2,000 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 2,187,877
Total Kansas 23,311,365

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 2.5%
$ 7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 $ 7,728,715
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call 5,658,627
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call 27,884,499
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
6,000 5.000%, 6/01/24 No Opt. Call 6,011,196
4,200 5.000%, 6/01/25 No Opt. Call 4,237,612
3,350 Louisville and Jefferson County Metropolitan Government Board of Water
Works, Kentucky, Water System Revenue Bonds, Refunding Series 2022,
5.000%, 11/15/25
No Opt. Call 3,500,027
4,200 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 4,569,065
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call 3,738,431
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 7,349,590
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call 17,400,773
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27
No Opt. Call 3,691,944
1,350 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,374,586
1,300 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 1,293,283
2,950 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 2,962,559
3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public
Projects Series 2023A, 3.900%, 11/01/25
1/24 at 100.00 3,250,247
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call 2,841,891
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 9,421,201
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 18,877,320
Total Kentucky 131,791,566
Louisiana - 3.2%
20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 19,904,839
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 713,344

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A
:
$ 1,105 5.000%, 10/01/24 No Opt. Call $ 1,117,813
3,000 4.000%, 10/01/25 No Opt. Call 3,040,732
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 18,452,668
10,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 10,200,158
29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call 30,417,996
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call 4,299,340
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,010 5.000%, 5/15/29 5/25 at 100.00 1,036,188
1,000 5.000%, 5/15/30 5/25 at 100.00 1,025,882
1,565 (c) Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/24 - AGM Insured, (ETM)
No Opt. Call 1,584,802
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C
:
2,655 5.000%, 5/01/29 11/27 at 100.00 2,883,238
3,040 5.000%, 5/01/30 11/27 at 100.00 3,287,449
3,070 5.000%, 5/01/31 11/27 at 100.00 3,310,700
675 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/26
6/25 at 100.00 695,282
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,052,777
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,740,300
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 16,232,598
18,605 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 18,356,125
18,050 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 17,080,679
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 9,513,342
Total Louisiana 169,946,252
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call 615,903

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine (continued)
$ 2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 $ 2,368,482
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 976,238
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 2,421,078
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 1,584,384
2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 1,673,676
Total Maine 9,639,761
Maryland - 1.4%
7,205 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call 7,507,646
8,130 Baltimore County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2020, 5.000%, 3/01/27
No Opt. Call 8,783,681
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 9,794
2,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/26
No Opt. Call 2,024,390
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 6,209,342
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 3,624,429
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 3,975,789
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 9,269,197
8,310 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 1.875%, 9/01/36
3/30 at 100.00 6,500,339
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 10,038,836
500 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/24
No Opt. Call 503,538
545 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/24
No Opt. Call 545,000
4,580 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 5,154,602
9,870 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/25
No Opt. Call 10,188,112
Total Maryland 74,334,695

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 1.4%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
$ 735 5.000%, 7/01/24 No Opt. Call $ 732,347
795 5.000%, 7/01/25 7/24 at 100.00 786,028
2,190 Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2023M, 5.000%, 7/01/32
No Opt. Call 2,538,518
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call 1,540,423
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,780 5.000%, 7/01/29 7/28 at 100.00 3,015,625
2,750 5.000%, 7/01/30 7/28 at 100.00 2,981,508
2,515 5.000%, 7/01/31 7/28 at 100.00 2,724,153
2,100 5.000%, 7/01/32 7/28 at 100.00 2,271,670
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
130 5.000%, 7/15/24, 144A No Opt. Call 130,694
125 5.000%, 7/15/25, 144A No Opt. Call 125,524
160 5.000%, 7/15/26, 144A No Opt. Call 161,632
170 5.000%, 7/15/27, 144A No Opt. Call 172,493
175 5.000%, 7/15/28, 144A No Opt. Call 177,962
220 5.000%, 7/15/30, 144A No Opt. Call 221,828
15,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-4, 5.000%, 7/01/38, (Mandatory
Put 1/25/24)
No Opt. Call 15,015,935
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 2,107,933
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A,
2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call 2,110,603
1,990 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 1,796,874
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2
:
1,000 2.150%, 6/01/24 1/24 at 100.00 994,552
1,000 2.650%, 6/01/26 6/25 at 100.00 988,000
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 5,076,430
1,470 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 1,468,514
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 4,266,044
3,500 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Series 2023C2, 4.000%, 12/01/27
12/26 at 100.00 3,559,043
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 4,048,241
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 815,462
2,725 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 2,222,135
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 6,171,243

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 5,000 Plymouth, Massachusetts, General Obligation Bonds, Anticipation Notes
Series 2023, 5.000%, 6/28/24
No Opt. Call $ 5,048,231
Total Massachusetts 73,269,645
Michigan - 2.0%
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
:
4,000 5.000%, 4/15/26 No Opt. Call 4,178,547
2,600 5.000%, 4/15/27 No Opt. Call 2,774,323
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory Put 11/16/26)
5/26 at 100.00 5,233,613
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,000 5.000%, 6/01/27 No Opt. Call 2,111,052
4,540 5.000%, 6/01/28 No Opt. Call 4,865,707
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 6,712,478
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
1/24 at 100.00 4,178,033
2,530 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
1/24 at 100.00 2,530,002
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 10,013,859
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 1,804,711
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 5,037,652
10,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 9,248,624
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 12,511,943
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 4,716,285
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 2,018,164
45 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/24
No Opt. Call 45,848
3,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.000%, 11/15/26
No Opt. Call 3,219,095
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 6,921,908
7,100 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series 2023DT,
3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 7,088,444
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,255,684
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 1,181,219

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 7,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023E, 5.000%, 12/01/28 -
AGM Insured, (AMT)
No Opt. Call $ 8,146,938
Total Michigan 106,794,129
Minnesota - 1.1%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 16,732,816
5,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 5,429,004
1,265 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 1,102,373
2,235 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 1,978,215
4,330 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 3,502,240
5,595 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 4,714,542
5,045 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 4,072,373
8,415 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 7,110,485
3,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 2,919,976
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 2,013,235
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 7,134,148
Total Minnesota 56,709,407
Mississippi - 0.7%
7,575 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 7,250,891
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 6,865,986
1,210 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 1,030,970
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 486,277
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44,
(Mandatory Put 9/01/25)
3/25 at 100.00 9,950,729
5,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 4.125%, 9/01/36,
(Mandatory Put 8/28/24)
No Opt. Call 5,008,986
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call 3,710,876
3,415 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 3,592,019

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi (continued)
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
$ 205 5.000%, 10/15/24 No Opt. Call $ 207,608
1,500 5.000%, 10/15/26 No Opt. Call 1,575,186
Total Mississippi 39,679,528
Missouri - 0.7%
5,330 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 5,070,117
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 10,463,655
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 4,751,475
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A
:
1,165 5.000%, 6/01/25 No Opt. Call 1,191,795
2,520 5.000%, 6/01/27 No Opt. Call 2,686,806
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.500%, 11/01/34
5/29 at 100.00 672,453
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
1.950%, 11/01/36
5/30 at 100.00 839,258
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
1.800%, 11/01/36
5/30 at 100.00 1,452,100
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A
:
2,420 5.000%, 1/01/25 No Opt. Call 2,459,278
5,100 5.000%, 1/01/26 1/25 at 100.00 5,194,804
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24, (AMT)
No Opt. Call 860,297
Total Missouri 35,642,038
Montana - 0.1%
Gallatin County, Montana, General Obligation Bonds, Series 2023
:
1,365 5.000%, 7/01/33 No Opt. Call 1,647,144
1,300 5.000%, 7/01/35 7/33 at 100.00 1,558,499
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018
:
1,000 5.000%, 7/01/27 No Opt. Call 1,080,415
1,055 5.000%, 7/01/28 No Opt. Call 1,163,449
1,335 5.000%, 7/01/29 7/28 at 100.00 1,476,560
750 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 579,638
500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 386,425
Total Montana 7,892,130

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
National - 0.0%
$ 2,687 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36
No Opt. Call $ 2,462,992
Total National 2,462,992
Nebraska - 0.7%
8,345 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 8,850,543
3,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 3,911,973
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 835,497
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 1,643,419
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 7,404,716
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 1,969,487
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 2,970,534
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,696,622
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series
2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,209,035
Total Nebraska 35,491,826
Nevada - 1.1%
8,640 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call 8,892,211
1,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call 999,087
6,380 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 6,752,771
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call 20,459,660
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 3.750%, 1/01/36, (Mandatory
Put 3/31/26)
3/26 at 100.00 3,540,200
6,960 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.700%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
1/24 at 100.00 6,952,684
950 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/25
No Opt. Call 977,707
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 2,301,535
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A
:
1,970 1.850%, 10/01/33 10/30 at 100.00 1,616,868
1,970 2.000%, 10/01/36 10/30 at 100.00 1,582,752

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 $ 2,417,825
Total Nevada 56,493,300
New Hampshire - 0.4%
8,440 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 8,593,290
11,000 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A, 4.500%,
10/01/33
No Opt. Call 11,872,847
Total New Hampshire 20,466,137
New Jersey - 3.0%
Delran Township, New Jersey, General Obligation Bonds, Series 2019
:
1,000 2.000%, 10/15/27 No Opt. Call 957,571
1,000 2.000%, 10/15/28 No Opt. Call 942,625
1,000 2.000%, 10/15/29 No Opt. Call 931,465
450 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 452,456
Gloucester Township, New Jersey, General Obligation Bonds, Series
2019
:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call 3,518,056
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call 3,802,718
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call 1,278,607
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call 415,581
6,115 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 6,043,316
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call 10,772,136
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26, (WI/
DD)
No Opt. Call 7,308,033
2,995 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 3,282,733
6,135 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 6,926,357
300 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/24
No Opt. Call 302,684
1,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1/24 at 100.50 1,302,633
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call 8,543,889
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 5.000%,
7/01/29
7/26 at 100.00 2,711,886

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021B
:
$ 3,500 0.650%, 5/01/24 No Opt. Call $ 3,469,333
6,335 0.750%, 11/01/24 No Opt. Call 6,127,985
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I
:
2,515 2.650%, 10/01/24 No Opt. Call 2,487,634
2,915 2.750%, 4/01/25 No Opt. Call 2,873,170
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
885 5.000%, 6/01/24 No Opt. Call 892,658
1,900 5.000%, 6/01/26 No Opt. Call 2,006,323
2,270 4.000%, 6/01/30 No Opt. Call 2,456,737
1,405 4.000%, 6/01/31 No Opt. Call 1,533,678
7,220 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 7,593,281
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
7,150 5.000%, 12/15/25 No Opt. Call 7,456,636
5,020 5.000%, 12/15/26 No Opt. Call 5,353,667
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 4,023,947
500 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 5.000%, 7/15/24
No Opt. Call 504,754
3,200 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 3,205,934
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
5,420 5.000%, 6/01/24 No Opt. Call 5,452,829
4,000 5.000%, 6/01/25 No Opt. Call 4,085,080
5,010 5.000%, 6/01/27 No Opt. Call 5,300,625
4,590 5.000%, 6/01/28 No Opt. Call 4,937,583
14,205 5.000%, 6/01/29 6/28 at 100.00 15,274,118
2,385 4.000%, 6/01/37 6/28 at 100.00 2,415,062
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 6,521,442
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 6,727,359
Total New Jersey 160,192,581
New Mexico - 1.2%
13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call 12,387,532
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 9,953,971
New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission  Refunding Senior Lien, Series 2022A
:
16,320 5.000%, 6/15/25 No Opt. Call 16,850,496
11,940 5.000%, 6/15/26 No Opt. Call 12,647,112

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 4,595 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 $ 4,720,181
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 1,502,721
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 1,584,113
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 753,372
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A
:
1,625 5.000%, 6/15/24 No Opt. Call 1,637,333
1,690 5.000%, 6/15/25 No Opt. Call 1,740,062
1,760 5.000%, 6/15/26 6/25 at 100.00 1,810,166
534 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call 514,822
Total New Mexico 66,101,881
New York - 7.8%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call 10,097,798
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,792,320
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,702,601
1,015 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2020A.  Forward Delivery, 5.000%, 7/01/25
No Opt. Call 1,049,423
4,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory Put
9/01/25)
3/25 at 100.00 4,128,040
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
1/24 at 100.00 11,271,675
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%,
11/15/32
11/26 at 100.00 5,277,246
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/26
No Opt. Call 5,295,349
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E
:
1,500 5.000%, 11/15/30 No Opt. Call 1,686,027
2,250 5.000%, 11/15/32 11/30 at 100.00 2,533,400
10,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 11,197,763
5,735 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 3.915%,
11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330%
spread)
1/24 at 100.00 5,729,900

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
$ 1,075 5.000%, 7/01/24 No Opt. Call $ 1,082,606
685 5.000%, 7/01/25 7/24 at 100.00 690,562
1,065 5.000%, 7/01/26 7/24 at 100.00 1,072,888
1,500 5.000%, 7/01/27 7/24 at 100.00 1,511,306
10,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023A-2, 3.700%, 5/01/63,
(Mandatory Put 12/30/27)
12/25 at 100.00 10,087,096
10,200 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2,
0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 9,505,359
5,835 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 4,900,509
2,705 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series
2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
1/24 at 100.00 2,614,951
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A
:
3,470 3.450%, 11/01/34 2/27 at 100.00 3,428,035
5,630 1.125%, 5/01/60, (Mandatory Put 11/01/24) 1/24 at 100.00 5,503,123
3,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 2,817,869
980 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning Disabilities
Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29 - AGM
Insured
No Opt. Call 931,356
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%, 11/01/28
No Opt. Call 9,931,381
2,740 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27, (WI/DD)
No Opt. Call 3,000,827
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 4,572,168
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call 29,934,762
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1,
5.000%, 8/01/26
No Opt. Call 3,317,940
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series C,
5.000%, 8/01/25
No Opt. Call 3,887,363
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series D,
5.000%, 8/01/25
No Opt. Call 4,146,520
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call 4,985,870
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call 44,954,383
6,150 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
1/24 at 100.00 5,843,873

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 13,190 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
1/24 at 100.00 $ 12,332,675
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2
:
5,970 1.000%, 11/01/61, (Mandatory Put 11/01/26) 1/24 at 100.00 5,500,515
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 4,564,690
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put 5/01/27)
3/24 at 100.00 9,674,175
8,075 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 7,963,354
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 3,465,194
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 6,695,129
9,610 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 8,844,653
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 1,973,324
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 2,909,149
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231
:
3,455 2.000%, 10/01/33 4/30 at 100.00 2,980,649
9,990 2.200%, 10/01/36 4/30 at 100.00 8,075,115
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 3,750,604
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 14,584,843
5,110 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/24 at 100.00 5,110,762
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000 5.000%, 12/01/27, (AMT) No Opt. Call 5,300,732
2,000 5.000%, 12/01/28, (AMT) No Opt. Call 2,153,616
2,000 5.000%, 12/01/29, (AMT) No Opt. Call 2,181,936
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 2,965,081
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022
:
1,060 5.000%, 8/01/26 - AGM Insured No Opt. Call 1,126,538
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call 1,089,972
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
3,105 5.000%, 12/01/26, (AMT) No Opt. Call 3,264,181
10,000 5.000%, 12/01/27, (AMT) No Opt. Call 10,692,322

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 $ 4,207,152
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 4,123,429
5,020 Rye City School District, Westchester County, New York, General
Obligation Bonds, Series 2023, 5.000%, 6/28/24
No Opt. Call 5,060,682
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
520 5.000%, 7/01/25 7/24 at 100.00 524,222
500 5.000%, 7/01/27 7/24 at 100.00 503,769
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
1,170 5.000%, 6/01/24 No Opt. Call 1,177,950
2,370 5.000%, 6/01/25 No Opt. Call 2,428,335
2,220 5.000%, 6/01/26 No Opt. Call 2,317,732
2,200 5.000%, 6/01/28 No Opt. Call 2,376,693
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
:
5,000 5.000%, 11/15/25 No Opt. Call 5,224,854
15,000 5.000%, 11/15/26 No Opt. Call 16,086,843
8,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 8,822,529
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Refunding Series 2022B, 5.000%, 5/15/26
No Opt. Call 10,587,930
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call 1,984,394
5,325 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021SD, 2.875%, 7/01/26, 144A
No Opt. Call 5,232,034
Total New York 421,340,046
North Carolina - 0.6%
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 3,822,328
5,490 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 5,246,086
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 1,549,584
865 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 768,571
2,760 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 2,525,576
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 4,125,717
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
3,125 5.000%, 1/01/26 No Opt. Call 3,251,721

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 1,165 5.000%, 1/01/27 1/26 at 100.00 $ 1,213,957
1,630 5.000%, 1/01/28 1/26 at 100.00 1,697,822
2,000 (c) North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24,
(ETM)
No Opt. Call 2,002,088
3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call 3,463,848
Total North Carolina 29,667,298
North Dakota - 0.9%
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
1/24 at 100.00 8,302,363
785 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
1/24 at 100.00 785,171
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,655 5.000%, 12/01/25 No Opt. Call 1,679,651
2,380 5.000%, 12/01/26 No Opt. Call 2,441,261
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call 2,642,724
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
200 3.000%, 5/01/25 No Opt. Call 195,512
225 4.000%, 5/01/27 No Opt. Call 225,394
500 3.000%, 5/01/28 5/27 at 100.00 475,778
400 3.000%, 5/01/29 5/27 at 100.00 378,796
430 3.000%, 5/01/30 5/27 at 100.00 403,576
355 3.000%, 5/01/32 5/27 at 100.00 325,628
5,815 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 5,862,043
5,330 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023C, 5.000%, 5/01/32
No Opt. Call 5,667,644
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C
:
6,190 2.800%, 7/01/32 7/28 at 100.00 5,777,132
1,570 3.000%, 7/01/34 7/28 at 100.00 1,382,722
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 2,291,688
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 2,774,802
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 3,002,785
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 2,181,619
Total North Dakota 46,796,289
Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
1,500 5.000%, 6/01/27 No Opt. Call 1,582,107
11,800 5.000%, 6/01/28 No Opt. Call 12,637,061

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 14,485 5.000%, 6/01/29 No Opt. Call $ 15,724,033
5,470 5.000%, 6/01/30 No Opt. Call 6,009,963
11,390 5.000%, 6/01/31 6/30 at 100.00 12,493,676
4,400 5.000%, 6/01/32 6/30 at 100.00 4,822,097
3,110 5.000%, 6/01/33 6/30 at 100.00 3,405,041
6,170 5.000%, 6/01/34 6/30 at 100.00 6,747,615
11,530 5.000%, 6/01/35 6/30 at 100.00 12,562,676
1,520 4.000%, 6/01/37 6/30 at 100.00 1,544,247
2,525 4.000%, 6/01/38 6/30 at 100.00 2,539,262
1,015 4.000%, 6/01/39 6/30 at 100.00 1,015,187
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
1,225 5.000%, 12/01/24 No Opt. Call 1,242,922
1,000 5.000%, 12/01/25 No Opt. Call 1,033,857
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 10,407,623
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 18,501,357
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 976,325
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 14,035,548
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 8,916,129
2,355 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 2,101,212
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 10,633,664
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 976,325
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 6,436,588
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 20,438,070
10,740 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 10,960,080
540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 535,408
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 1,332,695
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 2,300,804

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 $ 1,290,135
3,685 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 2,987,484
2,920 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 2,443,933
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A
:
1,755 4.000%, 9/01/26 No Opt. Call 1,823,419
1,785 4.000%, 9/01/27 No Opt. Call 1,883,486
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B
:
2,000 4.000%, 3/01/26 No Opt. Call 2,059,965
2,500 4.000%, 3/01/27 No Opt. Call 2,616,717
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C
:
1,645 4.000%, 9/01/26 No Opt. Call 1,709,130
3,525 4.000%, 9/01/27 No Opt. Call 3,719,490
Ohio State, General Obligation Bonds, Refunding Common Schools
Series 2022A
:
2,800 4.000%, 6/15/26 No Opt. Call 2,898,329
3,750 4.000%, 6/15/27 No Opt. Call 3,949,778
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call 2,419,889
285 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/24
No Opt. Call 290,712
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/39
6/30 at 100.00 5,581,977
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call 1,081,134
Total Ohio 228,667,150
Oklahoma - 4.7%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022
:
1,000 5.000%, 12/01/31 No Opt. Call 1,124,966
1,015 5.000%, 12/01/32 No Opt. Call 1,149,847
665 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/24
No Opt. Call 670,544
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,245 4.000%, 9/01/25 No Opt. Call 1,268,082
1,600 2.000%, 9/01/27 No Opt. Call 1,530,984
4,030 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 4,054,317
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2023A, 5.000%, 9/01/31
No Opt. Call 5,655,864

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023,
5.000%, 9/01/27
No Opt. Call $ 5,343,094
2,415 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call 2,443,968
9,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series
2021, 4.000%, 6/01/27
No Opt. Call 9,380,062
1,330 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017,
5.000%, 9/01/29
9/27 at 100.00 1,422,530
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call 4,810,038
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
8,005 2.000%, 3/01/25 No Opt. Call 7,867,207
8,005 2.000%, 3/01/26 No Opt. Call 7,790,614
8,010 2.000%, 3/01/27 No Opt. Call 7,707,742
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
7,525 2.000%, 3/01/25 No Opt. Call 7,395,470
7,525 2.000%, 3/01/26 No Opt. Call 7,323,469
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
1,000 5.000%, 10/01/27 No Opt. Call 1,066,676
1,000 3.250%, 10/01/28 No Opt. Call 1,004,292
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/24
No Opt. Call 1,013,910
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Cushing Public Schools Project, Series 2022,
5.000%, 9/01/28
No Opt. Call 4,731,274
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A,
5.000%, 9/01/26
No Opt. Call 2,284,458
Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018
:
385 5.000%, 9/01/24 No Opt. Call 388,406
310 5.000%, 9/01/25 No Opt. Call 317,742
200 5.000%, 9/01/26 No Opt. Call 208,813
450 5.000%, 9/01/27 No Opt. Call 478,628
520 5.000%, 9/01/29 9/28 at 100.00 577,355
500 5.000%, 9/01/30 9/28 at 100.00 556,023
1,100 5.000%, 9/01/31 9/28 at 100.00 1,222,019
860 5.000%, 9/01/32 9/28 at 100.00 955,742
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Minco Public Schools Project, Series 2018
:
1,305 5.000%, 9/01/31 9/28 at 100.00 1,409,114
1,000 5.000%, 9/01/32 9/28 at 100.00 1,081,523
1,300 5.000%, 9/01/33 9/28 at 100.00 1,404,872

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022
:
$ 6,005 5.000%, 9/01/25 No Opt. Call $ 6,159,859
5,045 5.000%, 9/01/27 No Opt. Call 5,365,951
McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public Schools
Project, Series 2019
:
485 4.000%, 9/01/24 No Opt. Call 487,451
945 4.000%, 9/01/25 No Opt. Call 959,903
1,455 4.000%, 9/01/26 No Opt. Call 1,493,173
600 4.000%, 9/01/27 No Opt. Call 623,692
700 4.000%, 9/01/28 No Opt. Call 733,155
725 4.000%, 9/01/29 No Opt. Call 766,647
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016
:
1,100 5.000%, 9/01/27 9/26 at 100.00 1,159,198
1,125 5.000%, 9/01/28 9/26 at 100.00 1,182,297
4,640 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/24
No Opt. Call 4,626,457
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020
:
590 4.000%, 9/01/26 No Opt. Call 604,110
1,000 4.000%, 9/01/27 No Opt. Call 1,038,781
1,000 4.000%, 9/01/28 No Opt. Call 1,042,926
1,000 4.000%, 9/01/29 No Opt. Call 1,053,167
1,000 4.000%, 9/01/30 No Opt. Call 1,058,624
1,000 4.000%, 9/01/31 9/30 at 100.00 1,058,160
1,000 4.000%, 9/01/32 9/30 at 100.00 1,053,752
3,325 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 3,362,699
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call 12,732,824
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A,
3.000%, 7/01/26
No Opt. Call 5,029,294
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call 5,074,098
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
2,295 5.000%, 8/15/24 No Opt. Call 2,294,706
1,895 5.000%, 8/15/25 No Opt. Call 1,900,850
1,900 5.000%, 8/15/26 No Opt. Call 1,915,008
3,675 5.000%, 8/15/27 No Opt. Call 3,703,927
1,400 5.000%, 8/15/28 No Opt. Call 1,408,657
350 5.000%, 8/15/29 8/28 at 100.00 352,103
355 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 318,152
Pittsburg County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series
2021
:
250 4.000%, 12/01/28 No Opt. Call 262,233
390 4.000%, 12/01/29 No Opt. Call 412,637

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 350 4.000%, 12/01/30 No Opt. Call $ 373,177
255 4.000%, 12/01/31 No Opt. Call 274,153
275 4.000%, 12/01/32 12/31 at 100.00 295,334
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
545 4.000%, 9/01/26 No Opt. Call 558,315
600 4.000%, 9/01/28 No Opt. Call 626,819
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Verdigris Public Schools Project, Series 2018, 4.000%, 9/01/24
No Opt. Call 5,274,360
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017
:
850 3.000%, 4/01/24 No Opt. Call 848,347
725 4.000%, 4/01/25 No Opt. Call 732,803
770 4.000%, 4/01/26 4/25 at 100.00 779,925
715 4.000%, 4/01/27 4/25 at 100.00 723,916
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020
:
400 3.000%, 11/01/31 11/28 at 100.00 397,598
500 3.000%, 11/01/32 11/28 at 100.00 491,709
530 3.000%, 11/01/33 11/28 at 100.00 520,097
Stephens County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series
2022
:
1,990 5.000%, 9/01/34 9/32 at 100.00 2,245,154
1,075 5.000%, 9/01/35 9/32 at 100.00 1,204,330
1,100 Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018,
5.000%, 12/01/25
No Opt. Call 1,135,589
Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2023A
:
5,020 3.000%, 3/01/25 No Opt. Call 5,019,617
3,625 1.000%, 3/01/26 No Opt. Call 3,480,693
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A
:
8,360 5.000%, 9/01/27 No Opt. Call 9,075,741
10,730 5.000%, 9/01/28 No Opt. Call 11,880,352
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Glenpool Public Schools Project, Series 2017A
:
700 5.000%, 9/01/24 No Opt. Call 708,626
1,355 5.000%, 9/01/25 No Opt. Call 1,401,720
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call 1,498,400
Tulsa, Oklahoma, General Obligation Bonds, Series 2021
:
12,800 0.375%, 11/01/24 No Opt. Call 12,374,375
12,800 0.500%, 11/01/25 No Opt. Call 12,013,299
4,040 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call 4,059,870
Wagoner County School Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series
2019
:
1,450 4.000%, 9/01/27 No Opt. Call 1,501,632
300 4.000%, 9/01/28 No Opt. Call 313,676

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools
Project, Series 2021
:
$ 710 3.000%, 9/01/25 No Opt. Call $ 709,327
530 3.000%, 9/01/27 No Opt. Call 528,793
490 3.000%, 9/01/29 No Opt. Call 485,149
1,250 3.000%, 9/01/31 No Opt. Call 1,213,605
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
1,300 5.000%, 3/01/25 No Opt. Call 1,325,444
1,750 5.000%, 3/01/27 No Opt. Call 1,857,175
Total Oklahoma 250,803,256
Oregon - 0.9%
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A
:
2,335 5.000%, 6/15/24 No Opt. Call 2,356,598
1,305 5.000%, 6/15/25 No Opt. Call 1,346,855
1,085 5.000%, 6/15/26 No Opt. Call 1,147,398
1,000 5.000%, 6/15/27 No Opt. Call 1,084,476
5,085 Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/26
6/25 at 100.00 5,245,601
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B
:
2,385 5.000%, 6/15/27 No Opt. Call 2,586,475
2,060 5.000%, 6/15/28 6/27 at 100.00 2,236,537
5,540 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call 5,591,243
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,735,330
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
1/24 at 100.00 5,196,401
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 12,177,690
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 6,058,813
Total Oregon 46,763,417
Pennsylvania - 3.6%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 3,241,921
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A
:
2,415 5.000%, 4/01/24 No Opt. Call 2,423,768
2,730 5.000%, 4/01/25 No Opt. Call 2,786,382
2,055 5.000%, 4/01/26 No Opt. Call 2,142,151
4,435 5.000%, 4/01/27 No Opt. Call 4,696,008
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,910 5.000%, 11/01/28 11/27 at 100.00 2,162,815
1,475 5.000%, 11/01/29 11/27 at 100.00 785,893

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,240 4.000%, 11/01/31 11/27 at 100.00 $ 1,181,863
2,970 4.000%, 11/01/32 11/27 at 100.00 1,566,800
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
600 5.000%, 2/01/25 No Opt. Call 413,930
1,000 5.000%, 2/01/28 No Opt. Call 563,635
8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 5,441,237
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 4,198,275
2,685 (d) Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 3.935%, 1/01/30, (Mandatory Put
11/01/25) (SOFR*0.67% reference rate + 0.350% spread)
11/24 at 100.00 2,642,609
500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call 503,751
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call 1,030,776
3,775 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 3,492,284
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call 3,159,959
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
3,295 5.000%, 6/01/24 No Opt. Call 3,313,642
635 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 639,899
5,890 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 5,831,687
10,200 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 2.625%, 2/15/27
No Opt. Call 10,030,193
4,565 Lower Merion School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 4,824,622
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 7,472,353
8,400 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 8,570,414
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
12/23 at 100.00 90,750
259 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23, (cash 5.000%, PIK 5.000%)
No Opt. Call 46,554
1,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1, 5.000%,
5/15/31
2/31 at 100.00 1,141,577
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 13,801,115

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call $ 3,426,983
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 3,825,767
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 1,277,718
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 2,273,747
5,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 4,945,504
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A
:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call 3,328,277
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 3,273,576
8,730 3.400%, 10/01/32, (AMT) 4/27 at 100.00 8,383,573
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 1,009,167
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 2,504,313
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 6,303,403
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 4,075,305
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 8,264,147
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call 10,918,324
4,420 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/29
6/26 at 100.00 4,643,215
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Refunding Series 2020C.
Forward Delivery
:
540 4.000%, 11/01/24 No Opt. Call 542,528
1,000 5.000%, 11/01/25 No Opt. Call 1,032,655
850 5.000%, 11/01/26 No Opt. Call 890,147
1,000 5.000%, 11/01/27 No Opt. Call 1,064,605
1,000 5.000%, 11/01/28 No Opt. Call 1,080,028
1,000 5.000%, 11/01/29 No Opt. Call 1,093,693
14,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 14,724,518
1,105 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,055,006
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5
:
2,665 5.000%, 11/01/24 No Opt. Call 2,692,702
2,550 5.000%, 11/01/25 No Opt. Call 2,609,522

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A
:
$ 1,150 4.000%, 7/01/25 No Opt. Call $ 1,148,350
1,200 5.000%, 7/01/27 No Opt. Call 1,255,555
Total Pennsylvania 195,839,191
Puerto Rico - 3.9%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
3,430 5.000%, 7/01/24, 144A No Opt. Call 3,440,105
4,600 5.000%, 7/01/25, 144A No Opt. Call 4,633,533
2,500 5.000%, 7/01/33, 144A 7/32 at 100.00 2,543,274
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
2,500 5.000%, 7/01/25, 144A No Opt. Call 2,518,224
3,700 5.000%, 7/01/30, 144A No Opt. Call 3,763,590
2,500 5.000%, 7/01/35, 144A 7/30 at 100.00 2,527,609
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call 327,369
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
8,620 5.000%, 7/01/24, 144A No Opt. Call 8,645,395
935 5.000%, 7/01/33, 144A 7/31 at 100.00 950,182
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,637,624
4,450 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 4,518,894
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
3,540 0.000%, 7/01/24 No Opt. Call 3,474,869
38,234 0.000%, 7/01/27 No Opt. Call 33,326,559
37,307 0.000%, 7/01/29 7/28 at 98.64 29,880,609
29,782 0.000%, 7/01/31 7/28 at 91.88 21,833,929
10,999 0.000%, 7/01/33 7/28 at 86.06 7,339,786
957 4.500%, 7/01/34 7/25 at 100.00 961,527
105 0.000%, 7/01/46 7/28 at 41.38 33,051
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
5,607 4.329%, 7/01/40 7/28 at 100.00 5,580,164
197 4.329%, 7/01/40 7/28 at 100.00 196,057
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
529 0.000%, 7/01/24 No Opt. Call 519,005
40,935 5.375%, 7/01/25 No Opt. Call 41,856,363
13,923 5.625%, 7/01/27 No Opt. Call 14,737,863
10,553 5.625%, 7/01/29 No Opt. Call 11,461,791
1,947 5.750%, 7/01/31 No Opt. Call 2,169,313
1,201 0.000%, 7/01/33 7/31 at 89.94 750,369
292 4.000%, 7/01/33 7/31 at 103.00 286,569
143 4.000%, 7/01/35 7/31 at 103.00 138,636
Total Puerto Rico 210,052,259

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island - 0.6%
$ 155 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence, Series
2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call $ 159,674
3,415 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 3,203,996
13,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 10,019,827
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 8,191,764
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 2,226,585
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 4,136,762
1,230 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 1,033,531
4,745 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 4,748,039
Total Rhode Island 33,720,178
South Carolina - 0.4%
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call 480,022
7,000 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,547,506
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 1,051,851
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 2,418,193
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 4,780,602
600 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 632,319
530 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 534,196
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding Environmental
Improvement Series 2023A, 4.000%, 4/01/33, (AMT), (Mandatory Put
4/01/26)
3/26 at 100.00 4,237,154
Total South Carolina 21,681,843
South Dakota - 0.4%
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call 659,417
8,630 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 8,659,419
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 2,391,268
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 3,874,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota (continued)
$ 7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 $ 6,284,659
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 1,217,580
Total South Dakota 23,086,761
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019
:
2,335 5.000%, 11/15/32 2/29 at 100.00 2,522,109
2,810 5.000%, 11/15/33 2/29 at 100.00 3,032,173
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
1/24 at 102.00 1,176,318
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
745 5.000%, 7/01/26, (AMT) No Opt. Call 775,354
700 5.000%, 7/01/27, (AMT) No Opt. Call 740,900
1,030 5.000%, 7/01/28, (AMT) No Opt. Call 1,109,100
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 10,833,491
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 1,751,511
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 842,354
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 2,912,132
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 2,770,469
610 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 513,701
1,835 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 1,506,994
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 1,738,864
3,345 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 2,743,808
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 918,954
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,138,602
Total Tennessee 38,026,834
Texas - 4.5%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
1,660 5.000%, 1/01/26 No Opt. Call 1,686,331
1,290 5.000%, 1/01/27 No Opt. Call 1,326,125
1,920 5.000%, 1/01/29 1/27 at 100.00 1,980,853
27,590 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call 27,925,632

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
:
$ 2,270 5.000%, 9/01/26 No Opt. Call $ 2,417,197
2,280 5.000%, 9/01/27 No Opt. Call 2,490,238
Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023
:
1,000 5.000%, 11/15/25 No Opt. Call 1,040,876
1,000 5.000%, 11/15/26 No Opt. Call 1,070,445
6,470 Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2014B, 4.000%, 7/01/33
7/24 at 100.00 6,490,225
10,055 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 10,418,104
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
2,145 5.000%, 11/01/24, (AMT) No Opt. Call 2,169,750
6,430 5.000%, 11/01/26, (AMT) No Opt. Call 6,737,250
6,810 5.000%, 11/01/27, (AMT) No Opt. Call 7,267,688
Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023
:
2,750 5.000%, 8/15/36 8/33 at 100.00 3,303,910
1,000 5.000%, 8/15/37 8/33 at 100.00 1,189,226
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call 7,303,211
9,570 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 9,641,721
5,135 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 5,401,176
10,065 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 10,586,725
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,515,893
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call 3,424,261
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call 5,289,637
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C
:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 4,318,089
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 6,425,575
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 3,216,240
Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
:
3,125 5.000%, 2/15/36 8/32 at 100.00 3,698,281
3,275 5.000%, 2/15/37 8/32 at 100.00 3,842,598
1,500 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/24, (AMT)
No Opt. Call 1,516,940

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023A, 5.000%, 5/15/26
No Opt. Call $ 1,370,592
7,250 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
4.250%, 5/01/30, (AMT)
No Opt. Call 7,270,612
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/24 at 103.00 2,149,089
3,570 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 3,828,269
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2014A
:
4,910 5.000%, 1/01/24 No Opt. Call 4,910,000
2,460 (c) 5.000%, 1/01/24, (ETM) No Opt. Call 2,460,000
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A
:
390 5.000%, 1/01/24 12/23 at 100.00 390,000
3,200 5.000%, 1/01/27 1/26 at 100.00 3,342,708
5,000 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/15/32
2/24 at 100.00 5,003,647
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call 35,455
8,890 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 9,236,616
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 2,477,980
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 2,615,471
6,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 6,472,397
15,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 16,682,289
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
2,000 5.000%, 12/31/33, (AMT) 6/28 at 103.00 2,146,316
2,900 5.000%, 6/30/34, (AMT) 6/28 at 103.00 3,107,155
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
3,025 4.000%, 12/31/30 No Opt. Call 3,143,822
4,005 4.000%, 6/30/31 12/30 at 100.00 4,160,368
13,325 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/32
10/25 at 100.00 13,780,650
Total Texas 240,277,633
Utah - 0.4%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
2,470 5.000%, 7/01/26 No Opt. Call 2,617,484
2,750 5.000%, 7/01/27 No Opt. Call 2,985,527

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
$ 1,100 5.000%, 7/01/26, (AMT) No Opt. Call $ 1,145,086
1,200 5.000%, 7/01/27, (AMT) No Opt. Call 1,272,968
1,100 5.000%, 7/01/28, (AMT) No Opt. Call 1,184,954
1,635 5.000%, 7/01/29, (AMT) No Opt. Call 1,784,683
1,470 5.000%, 7/01/30, (AMT) No Opt. Call 1,625,928
4,100 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
2/24 at 100.00 4,105,614
5,105 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 5,344,602
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.000%,
6/01/26
No Opt. Call 733,645
Total Utah 22,800,491
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 1,005,071
Total Vermont 1,005,071
Virginia - 1.6%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call 2,902,085
8,760 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057.,
2.400%, 10/15/29
No Opt. Call 8,193,924
5,015 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project, Series
2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call 4,946,424
5,265 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Intermediate Lien
Bond Anticipation Notes Series 2023A, 5.000%, 7/01/27
No Opt. Call 5,690,212
7,530 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2019A, 5.000%, 12/01/26
No Opt. Call 8,076,636
5,350 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 6,423,556
5,880 Southampton County Industrial Development Authority, Virginia, Revenue
Bonds, PRTA-Virginia One LLC Project, Environmental Improvement Series
2023, 4.875%, 11/01/53, (AMT), (Mandatory Put 12/12/24)
6/24 at 100.00 5,894,810
3,765 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG Insured
No Opt. Call 3,735,615
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 23,371,834
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 18,267,798
Total Virginia 87,502,894
Washington - 2.0%
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project
1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call 11,531,842

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 7,295 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/24
No Opt. Call $ 7,424,793
1,060 King County School District 403 Renton, Washington, General Obligation
Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call 1,080,974
7,800 King County, Washington, Sewer Revenue Bonds, Refunding Series
2014B, 4.000%, 7/01/34
7/24 at 100.00 7,826,137
2,375 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Limited Tax Series 2022A, 4.000%, 9/01/25
No Opt. Call 2,426,800
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
:
18,495 5.000%, 7/01/24 No Opt. Call 18,696,741
14,635 5.000%, 7/01/25 No Opt. Call 15,150,963
1,140 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 1,141,227
3,410 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 3,467,140
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
1,955 (c) 5.000%, 1/01/24, (ETM) No Opt. Call 1,955,000
1,310 (c) 5.000%, 1/01/25, (ETM) No Opt. Call 1,335,648
6,145 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 6,308,505
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
1,625 5.000%, 10/01/25 No Opt. Call 1,674,129
2,910 5.000%, 10/01/26 No Opt. Call 3,046,315
3,055 5.000%, 10/01/27 No Opt. Call 3,253,128
2,360 5.000%, 10/01/28 No Opt. Call 2,557,269
2,715 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27,
144A
1/24 at 100.00 2,472,439
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 3,114,225
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 1,289,330
3,732 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 3,562,567
8,430 Washington State, General Obligation Bonds, Refunding Motor Vehicle
Fuel Tax, Series R-2020D, 5.000%, 7/01/26
No Opt. Call 8,945,967
Total Washington 108,261,139
West Virginia - 0.9%
6,720 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put 4/01/24)
No Opt. Call 6,691,130
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 6,512,531

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
$ 7,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call $ 7,377,820
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call 10,004,378
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put
6/18/27)
No Opt. Call 14,070,495
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A
:
1,150 5.000%, 9/01/24 No Opt. Call 1,158,898
2,120 5.000%, 9/01/27 9/24 at 100.00 2,141,816
1,000 5.000%, 9/01/28 9/24 at 100.00 1,010,488
Total West Virginia 48,967,556
Wisconsin - 2.3%
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A
:
1,385 3.000%, 3/01/25 No Opt. Call 1,384,110
1,385 3.000%, 3/01/26 No Opt. Call 1,387,743
3,155 Green Bay Area Public School District, Brown County, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2022, 5.000%, 4/01/24
No Opt. Call 3,170,502
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series 2023,
4.000%, 3/01/36
3/30 at 100.00 2,583,196
6,435 Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series
2023A, 5.000%, 10/01/26
No Opt. Call 6,862,160
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
Madison Gas and Electric Company Projects, Series 2020A, 3.750%,
10/01/27
No Opt. Call 9,841,653
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,275 2.000%, 3/01/24 No Opt. Call 4,261,996
4,365 2.000%, 3/01/25 No Opt. Call 4,286,278
3,665 Milwaukee Area Technical College District, Wisconsin, General Obligation
Promissory Notes, Series 2023-24C, 5.000%, 6/01/26
No Opt. Call 3,867,449
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call 12,553,658
10,030 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 10,039,715
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call 4,690,012
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call 11,460,216
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call 3,725,385
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call 1,000,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
$ 2,250 4.050%, 11/01/30 5/26 at 100.00 $ 2,156,414
5,000 4.300%, 11/01/30 5/26 at 100.00 4,864,105
3,455 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 3,533,266
4,015 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, 5.000%,
8/15/54, (Mandatory Put 7/29/26)
No Opt. Call 4,195,873
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 2,010,128
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 5,181,520
3,410 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 3,373,178
3,725 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
1/24 at 100.00 3,346,952
Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2019C
:
1,770 2.200%, 3/01/31 9/28 at 100.00 1,599,901
1,785 2.200%, 9/01/31 9/28 at 100.00 1,602,862
4,950 2.500%, 9/01/34 9/28 at 100.00 4,417,786
4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put
11/01/26)
5/25 at 100.00 4,369,401
1,745 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 1,753,680
WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2014A
:
755 5.000%, 7/01/25 7/24 at 100.00 761,835
1,170 5.000%, 7/01/27 7/24 at 100.00 1,179,080
Total Wisconsin 125,460,054
Wyoming - 0.5%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 19,584,853
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 2,218,366
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 1,116,980
2,575 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 2,179,539
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 4,444,487
Total Wyoming 29,544,225
Total Municipal Bonds
(cost $5,222,838,509) 5,101,470,749

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCKS - 4 .2 % X 225,213,791
Utilities - 4.2%
2,813,414 (g),(h) Energy Harbor Corp $ 225,213,791
Total Utilities 225,213,791
Total Common Stocks
(cost $57,727,851) 225,213,791
Total Long-Term Investments
(cost $5,280,566,360) 5,326,684,540
Borrowings - (0.4)% (i) (18,856,101)
Other Assets & Liabilities, Net -  1.3% 67,908,683
Net Assets - 100% $ 5,375,737,122
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,101,470,749 $ – $ 5,101,470,749
Common Stocks – 225,213,791 – 225,213,791
Total
$ – $ 5,326,684,540 $ – $ 5,326,684,540
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(g) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X –
MUNICIPAL BONDS - 95 .2 % X 948,708,927
Alabama - 2.8%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 $ 1,524,035
1,500 4.000%, 7/01/43 7/28 at 100.00 1,504,936
5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 5,380,469
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 4,626,784
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 1,017,488
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 249,222
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 10,454,927
2,720 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 2,595,513
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 517,720
Total Alabama 27,871,094
Arizona - 3.5%
945 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 955,736
970 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 971,232
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 193,397
8,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 6,967,736
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 4,326,060
Arizona Industrial Development Authority, Senior National Charter School
Revolving Loan Fund Revenue Bonds, Social Series 2023A
:
845 5.250%, 11/01/48 11/32 at 100.00 915,332
845 5.250%, 11/01/53 11/32 at 100.00 907,615
1,465 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,491,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 6,295 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 $ 6,549,064
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 396,595
1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40, 144A
10/27 at 103.00 1,004,988
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 776,019
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 100,047
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 23,583
860 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 855,321
7,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 8,575,497
Total Arizona 35,009,343
Arkansas - 1.0%
7,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 7,011,054
1,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 1,425,603
Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1
:
1,000 5.000%, 9/01/37 9/30 at 100.00 1,038,757
500 5.000%, 9/01/39 9/30 at 100.00 512,842
Total Arkansas 9,988,256
California - 7.2%
1,000 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.250%, 3/01/36
3/26 at 100.00 1,021,764
1,965 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 2,079,799
5,600 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 6,035,919
7,445 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30)
1/30 at 100.19 8,065,448
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 2,451,138
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project-Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/36, 144A
11/26 at 100.00 89,035

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 $ 492,602
5,310 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 4,730,853
2,500 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 2,460,965
6,785 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 7/01/30, (AMT), 144A
7/24 at 100.00 6,823,155
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 863,893
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 841,119
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%,
6/15/49, 144A
1/24 at 100.00 362,119
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/46, 144A
11/29 at 102.00 433,853
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 303,367
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 635,220
9,645 California State, General Obligation Bonds, Taxable Various Purpose
Series 2018, 4.600%, 4/01/38
4/28 at 100.00 9,316,354
1,225 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 1,223,884
5 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 5,497
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 3,733,339
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 4,956,350
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 1,044,617
Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A
:
725 5.000%, 8/01/32 - AGM Insured No Opt. Call 879,989
1,565 5.000%, 8/01/33 - AGM Insured No Opt. Call 1,932,763
1,190 5.000%, 8/01/35 - AGM Insured 8/33 at 100.00 1,451,554
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,398,634

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 $ 1,305,819
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 1,093,726
3,500 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023C, 5.000%,
5/01/32, (AMT)
No Opt. Call 3,969,947
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
1/24 at 38.16 1,434,812
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 583,168
Total California 72,020,702
Colorado - 12.1%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,568,990
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 5,787,331
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 911,753
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,370,598
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 881,220
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 813,266
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/24 at 100.00 1,047,518
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,500 5.000%, 12/01/37, 144A 1/24 at 102.00 1,461,793
5,000 5.000%, 12/01/47, 144A 1/24 at 102.00 4,644,327
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 355,795
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 83,085
100 4.000%, 7/01/51, 144A 7/31 at 100.00 74,965
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 312,741
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 372,888

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
1/24 at 103.00 $ 249,975
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 475,728
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
1/24 at 103.00 1,494,709
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call 4,428,806
1,545 5.500%, 11/15/38, (AMT) 11/32 at 100.00 1,790,154
3,250 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/29
12/26 at 100.00 3,364,279
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 1,006,370
4,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 4,987,378
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49,
144A
9/24 at 103.00 944,172
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 994,881
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,665 5.250%, 12/01/32 12/30 at 102.00 1,670,998
4,445 5.750%, 12/01/52 12/30 at 102.00 4,438,513
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,759,735
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 905,646
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 995,882
2,088 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 2,161,878
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
1/24 at 103.00 494,990
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 552,062
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 895,124
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 494,036
1,220 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
2023A-2, 8.000%, 12/01/53
12/28 at 103.00 886,147

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 660 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 $ 696,089
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 3,028,555
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 467,002
500 5.000%, 4/15/51 6/26 at 103.00 439,294
Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
:
1,200 5.000%, 12/01/39 3/25 at 103.00 1,174,081
1,750 5.000%, 12/01/49 3/25 at 103.00 1,616,998
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 461,905
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 1,913,289
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 892,524
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 473,928
10,025 5.000%, 12/01/39 12/24 at 103.00 9,714,409
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 473,581
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 257,296
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,564,772
7,973 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 7,623,802
Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A
:
1,410 4.125%, 12/15/27, 144A 12/26 at 100.00 1,402,107
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 2,002,496
635 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
1/24 at 103.00 617,730
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 401,265
1,497 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
1/24 at 102.00 1,508,416
1,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,052,674
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,590,716

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 $ 1,930,766
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 887,140
2,725 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,779,440
1,220 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
1/24 at 101.00 1,220,137
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,582,508
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
1/24 at 102.00 491,321
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,500 5.000%, 12/01/39 9/24 at 103.00 1,453,527
1,000 5.000%, 12/01/49 9/24 at 103.00 933,942
1,580 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 1,350,636
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 1/24 at 103.00 501,517
3,820 5.375%, 12/01/39 1/24 at 103.00 3,832,812
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
1/24 at 81.95 1,099,253
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
1/24 at 103.00 1,884,797
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,170,440
1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 929,204
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,252,593
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 488,347
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,743,747
Total Colorado 120,582,789
Connecticut - 0.4%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/24 at 100.00 200,059
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 81,013

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
$ 1,330 4.000%, 7/01/34 7/29 at 100.00 $ 1,233,679
1,250 4.000%, 7/01/36 7/29 at 100.00 1,132,449
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,194,315
Total Connecticut 3,841,515
Delaware - 0.2%
1,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 1,518,852
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 34,571
Total Delaware 1,553,423
District of Columbia - 0.1%
1,300 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/40
10/30 at 100.00 1,315,793
Total District of Columbia 1,315,793
Florida - 10.6%
3,105 (e) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.648%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread)
1/24 at 100.00 2,898,140
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 844,649
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 172,689
3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A
7/26 at 100.00 2,952,306
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 222,015
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 764,144
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A
1/29 at 100.00 936,068
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 92,516
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 51,042
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 366,411
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 739,047
500 4.250%, 8/15/61, 144A 8/28 at 100.00 364,720
1,892 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 189,220
90 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call 88,795

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 $ 466,772
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 92,405
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 96,707
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 418,074
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36, 144A
7/26 at 100.00 96,338
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,038,534
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A
:
990 6.000%, 6/15/33, 144A No Opt. Call 1,065,351
1,000 6.500%, 6/15/38, 144A 6/30 at 103.00 1,083,342
1,000 6.625%, 6/15/43, 144A 6/30 at 103.00 1,078,190
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 90,316
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
1/24 at 104.00 1,447,849
3,000 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 3,025,589
10,820 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 10,901,107
5,150 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 5,149,547
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
11,350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 11,010,375
3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 3,058,020
Florida Development Finance Corporation, Healthcare Facilties Revenue
Bonds, Lakeland Regional Health Systems, Series 2021
:
550 4.000%, 11/15/35 11/31 at 100.00 580,399
1,000 4.000%, 11/15/37 11/31 at 100.00 1,029,270
2,360 4.000%, 11/15/38 11/31 at 100.00 2,405,091
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 2,738,243
32,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 33,032,703
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
1/24 at 100.00 3,500,165

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 495 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 $ 502,030
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 2,130,905
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 866,922
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 100,798
1,070 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,164,463
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,355 0.000%, 10/01/37 - BAM Insured No Opt. Call 820,354
1,490 0.000%, 10/01/42 - BAM Insured No Opt. Call 700,882
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/24 at 100.00 145,020
420 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call 376,378
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.500%, 11/15/49
11/26 at 103.00 1,211,620
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,123,503
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
1/24 at 100.00 585,222
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 1,061,968
550 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A
No Opt. Call 550,717
Total Florida 105,426,931
Georgia - 0.9%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,500 (c) 6.750%, 1/01/35 1/28 at 100.00 675,000
500 (c) 7.000%, 1/01/40 1/28 at 100.00 225,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,380 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,546,724
1,705 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,894,848
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 794,541
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 1,003,442
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 2,647,192
Total Georgia 8,786,747

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Guam - 0.0%
$ 75 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 $ 78,298
Total Guam 78,298
Idaho - 0.3%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,455,414
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 1,046,953
Total Idaho 2,502,367
Illinois - 5.7%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 474,101
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,039,647
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,250 5.250%, 4/01/33 No Opt. Call 1,407,752
1,250 5.250%, 4/01/40 4/33 at 100.00 1,351,604
1,725 5.500%, 4/01/43 4/33 at 100.00 1,885,541
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 1,336,782
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 4.000%, 12/01/35
1/24 at 100.00 982,782
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 1,019,764
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,111,487
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
5,435 5.000%, 12/01/33 No Opt. Call 5,889,766
6,445 5.250%, 12/01/36 12/33 at 100.00 6,941,346
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 1,015,945
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call 2,174,157
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
4/24 at 100.00 1,004,597
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A
:
140 5.000%, 1/01/29 - BAM Insured No Opt. Call 152,296
240 5.000%, 1/01/30 - BAM Insured No Opt. Call 264,857
2,750 5.000%, 1/01/31 - BAM Insured No Opt. Call 3,066,220
1,815 5.000%, 1/01/32 - BAM Insured No Opt. Call 2,041,067
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
905 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 1,006,785
1,000 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 1,108,037
350 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 5.000%, 11/01/37 - AGM Insured
5/32 at 100.00 403,614

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 $ 4,888,305
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A
12/25 at 100.00 489,154
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 743,017
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 272,281
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 875,518
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 882,768
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
225 (f),(g) 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 233,200
25 (f) 5.000%, 10/01/46, (UB) 10/25 at 100.00 25,325
2,500 Illinois State, General Obligation Bonds, December Series 2023C, 5.000%,
12/01/47
12/33 at 100.00 2,677,446
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 2,511,256
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,710 0.010%, 12/15/35 12/31 at 90.33 1,119,041
1,800 0.000%, 6/15/39 12/31 at 81.66 960,388
2,000 0.000%, 6/15/40 12/31 at 79.15 1,009,796
1,885 0.000%, 12/15/40 12/31 at 78.00 932,168
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM Insured
No Opt. Call 399,172
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call 1,527,949
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 411,196
Total Illinois 56,636,127
Indiana - 2.0%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,303,441
1,195 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,253,411
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,003,932
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
1/24 at 100.00 110,000
2,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 2,735,100
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,512,724

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
$ 885 5.750%, 3/01/43 3/33 at 100.00 $ 974,970
815 6.000%, 3/01/53 3/33 at 100.00 890,893
4,835 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 5,152,420
4,670 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 4,803,601
Total Indiana 19,740,492
Iowa - 1.1%
3,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/24 at 100.00 3,448,904
2,135 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 2,228,509
5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 5,634,888
Total Iowa 11,312,301
Kansas - 0.2%
1,680 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/25
No Opt. Call 1,689,401
Total Kansas 1,689,401
Kentucky - 0.7%
965 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 871,903
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,761,226
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 1,046,367
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
1,000 5.000%, 7/01/26 7/25 at 100.00 1,016,837
1,000 5.000%, 7/01/30 7/25 at 100.00 1,018,531
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 833,048
Total Kentucky 6,547,912
Louisiana - 1.6%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 2,744,703
245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 232,480
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 955,632

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 $ 405,788
2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 3,019,993
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,392,485
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 545,764
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 791,357
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 1,098,121
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 1,020,546
1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 946,298
Total Louisiana 16,153,167
Maryland - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 2,816,175
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 199,871
140 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 137,094
500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
1/24 at 100.00 300,000
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
1/24 at 100.00 600,000
Total Maryland 4,053,140
Massachusetts - 0.2%
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,018,756
Total Massachusetts 2,018,756
Michigan - 2.3%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
1/24 at 100.00 3,715,789
850 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2023B, 5.000%, 7/01/34
1/34 at 100.00 1,009,136
555 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Senior Lien Series 2023A, 5.000%, 7/01/38
1/34 at 100.00 654,940
1,215 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/48
1/34 at 100.00 1,385,848
3,770 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2023B, 5.250%, 7/01/53
1/34 at 100.00 4,263,130
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 10,224,227

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 1,355 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 $ 1,562,214
Total Michigan 22,815,284
Minnesota - 0.9%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,245,080
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A
12/27 at 100.00 46,884
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
1/24 at 100.00 3,001,016
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 1,151,928
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 24,113
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 3,527,454
Total Minnesota 8,996,475
Mississippi - 0.5%
1,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 846,647
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 1,021,389
Warren County, Mississippi, Certificates of Participation, Lease Purchase
Jail Project Series 2023
:
1,310 (f) 6.000%, 9/01/48, (UB) 9/33 at 100.00 1,516,438
1,720 (f) 6.000%, 9/01/53, (UB) 9/33 at 100.00 1,971,867
Total Mississippi 5,356,341
Missouri - 0.8%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 1,075,253
185 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/41
3/31 at 100.00 185,824
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,951,207
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,091,989
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,808,312
Total Missouri 8,112,585
Montana - 0.2%
2,410 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,461,121
Total Montana 2,461,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 0.9%
$ 3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 $ 3,954,253
2,125 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023A, 5.250%, 2/01/53
2/33 at 100.00 2,396,654
2,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2023B, 5.250%, 2/01/53
2/33 at 100.00 2,819,593
Total Nebraska 9,170,500
Nevada - 0.1%
2,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
172 (c),(d) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 25,976
165 (c),(d) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 24,910
1,000 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 100,000
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38, 144A
12/25 at 100.00 219,900
170 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 156,248
Total Nevada 727,034
New Hampshire - 0.2%
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
1/24 at 100.00 866,908
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 666,925
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/34
2/28 at 100.00 52,941
Total New Hampshire 1,586,774
New Jersey - 1.2%
1,585 New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30,
144A
1/24 at 100.00 1,586,764
New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A
:
445 3.125%, 7/01/29 7/27 at 100.00 432,830
750 3.375%, 7/01/30 7/27 at 100.00 741,208
1,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 1,010,447
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
835 5.000%, 9/01/34 3/33 at 100.00 983,514
555 5.000%, 9/01/36 3/33 at 100.00 644,017

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 3,665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call $ 1,970,798
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 4,013,794
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 1,042,591
Total New Jersey 12,425,963
New Mexico - 0.1%
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
1/24 at 103.00 916,909
Total New Mexico 916,909
New York - 9.1%
1,000 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,009,809
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call 305,177
1,060 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,122,933
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,270,417
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 922,959
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 2,860,063
1,095 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/35
7/26 at 100.00 1,108,535
750 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 680,834
430 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call 421,440
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,000 4.450%, 2/01/41 2/30 at 100.00 1,598,333
1,000 4.600%, 2/01/51 2/30 at 100.00 749,145
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 7,903,772
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/36
5/24 at 100.00 2,509,339
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 324,340
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 2,038,433
2,785 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series A-3, 5.000%, 8/01/41
8/27 at 100.00 2,941,793

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 3,370 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1, 5.250%, 8/01/40
8/32 at 100.00 $ 3,937,461
1,210 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 1,424,601
320 New York State Environmental Facilities Corporation, Solid Waste Disposal
Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2020R-2,
5.125%, 9/01/50, (AMT), (Mandatory Put 9/03/30), 144A
6/30 at 100.00 324,613
765 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.250%, 11/15/43 - AGM Insured
11/33 at 100.00 890,847
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
2,500 5.000%, 7/01/41, (AMT) 7/24 at 100.00 2,502,672
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,001,121
1,925 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/24 at 100.00 1,925,287
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
885 5.250%, 8/01/31, (AMT) 8/30 at 100.00 922,397
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 572,524
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
465 5.500%, 6/30/39, (AMT) 6/31 at 100.00 514,596
190 5.500%, 6/30/40, (AMT) 6/31 at 100.00 209,353
250 5.500%, 6/30/43 - AGM Insured, (AMT) 6/31 at 100.00 276,806
280 5.500%, 6/30/44 - AGM Insured, (AMT) 6/31 at 100.00 309,019
995 6.000%, 6/30/54, (AMT) 6/31 at 100.00 1,099,382
1,880 5.125%, 6/30/60 - AGM Insured, (AMT) 6/31 at 100.00 1,972,988
3,885 5.375%, 6/30/60, (AMT) 6/31 at 100.00 4,032,987
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 96,066
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 871,154
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,320 4.000%, 10/01/30, (AMT) No Opt. Call 1,298,145
3,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 3,038,331
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
1,900 6.000%, 4/01/35, (AMT) 4/31 at 100.00 2,120,366
3,350 5.625%, 4/01/40, (AMT) 4/31 at 100.00 3,610,472
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
1,585 5.000%, 12/01/34, (AMT) 12/33 at 100.00 1,843,974
1,365 5.000%, 12/01/37, (AMT) 12/33 at 100.00 1,539,140
1,410 5.000%, 12/01/39, (AMT) 12/33 at 100.00 1,564,882

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 3,665 5.000%, 12/01/41, (AMT) 12/33 at 100.00 $ 4,035,653
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 1,044,307
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
690 5.000%, 7/15/35, (AMT) 7/33 at 100.00 794,155
600 5.000%, 7/15/37, (AMT) 7/33 at 100.00 676,785
1,550 5.000%, 7/15/38, (AMT) 7/33 at 100.00 1,726,359
725 5.000%, 7/15/39, (AMT) 7/33 at 100.00 802,112
3,300 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured, 144A
No Opt. Call 3,008,449
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
545 5.000%, 11/15/39 11/33 at 100.00 635,568
965 5.000%, 11/15/44 11/33 at 100.00 1,094,178
970 5.000%, 11/15/45 11/33 at 100.00 1,094,893
Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023
:
1,600 5.250%, 11/01/31 - AGM Insured No Opt. Call 1,838,858
1,905 5.250%, 11/01/32 - AGM Insured No Opt. Call 2,214,606
1,795 5.250%, 11/01/33 - AGM Insured No Opt. Call 2,109,563
1,365 5.250%, 11/01/34 - AGM Insured 11/33 at 100.00 1,595,313
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 157,586
Total New York 90,494,891
North Carolina - 0.4%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
355 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 397,889
430 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 476,076
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 2,591,434
365 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 292,523
Total North Carolina 3,757,922
Ohio - 1.8%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.010%, 6/01/57
6/30 at 22.36 565,271
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 931,781
2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 1,989,656
3,860 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 3,899,698

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call $ 910,704
9,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 8,618,194
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 790,241
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 617,958
Total Ohio 18,323,503
Oklahoma - 0.3%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 2,009,121
1,500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 1,347,955
Total Oklahoma 3,357,076
Pennsylvania - 3.2%
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A
:
800 5.250%, 1/01/39 - AGM Insured, (AMT) 1/33 at 100.00 900,153
900 5.500%, 1/01/43 - AGM Insured, (AMT) 1/33 at 100.00 1,012,766
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 1,019,059
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 963,202
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 184,803
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 178,836
3,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 2,978,133
1,900 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 1,900,287
2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,453,718
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 1,244,084
2,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 2,075,585
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 285,046

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 $ 69
690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 69
1,435 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 144
2,965 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.010%, 1/01/45 - BAM Insured
No Opt. Call 1,162,746
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 2,044,541
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
40 5.250%, 12/01/41 12/32 at 100.00 46,138
525 5.250%, 12/01/42 12/32 at 100.00 600,522
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/36
5/28 at 100.00 1,609,524
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 498,618
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B
:
435 4.875%, 12/15/35, 144A 12/27 at 100.00 413,793
500 5.125%, 12/15/44, 144A 12/27 at 100.00 451,252
1,615 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/31
7/27 at 100.00 1,672,898
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A
:
3,335 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 3,453,804
2,335 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 2,407,225
3,335 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 3,416,460
Total Pennsylvania 31,973,475
Puerto Rico - 3.9%
546 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/24 at 100.00 545,850
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 5.000%, 7/01/37, 144A 7/31 at 100.00 3,521,723
1,500 4.000%, 7/01/42, 144A 7/31 at 100.00 1,328,654
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 262,181
3,570 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
1/24 at 100.00 1,258,925
1,375 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 4.250%, 1/01/24
No Opt. Call 484,880
1,000 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
1/24 at 100.00 352,640

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 175 (c),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT,
5.000%, 7/01/27
1/24 at 100.00 $ 61,712
500 (c),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
1/24 at 100.00 176,320
2,650 (c),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/40
1/24 at 100.00 934,493
100 (c),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A,
7.000%, 7/01/43
1/24 at 100.00 35,264
2,265 (c),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 6.050%, 7/01/32
1/24 at 100.00 798,730
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,850 4.550%, 7/01/40 7/28 at 100.00 2,870,953
15,000 0.010%, 7/01/51 7/28 at 30.01 3,521,458
3,500 5.000%, 7/01/58 7/28 at 100.00 3,520,963
6,000 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 5,325,000
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,656 0.000%, 7/01/33 7/31 at 89.94 1,034,442
0 (h) 4.000%, 7/01/35 7/31 at 103.00 427
6,993 4.000%, 7/01/37 7/31 at 103.00 6,696,405
1,349 4.000%, 7/01/41 7/31 at 103.00 1,242,187
8,937 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 4,882,018
Total Puerto Rico 38,855,225
South Carolina - 0.5%
285 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 214,110
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
1/24 at 100.00 250,036
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 873,878
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,624,445
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/38
6/26 at 100.00 1,275,230
Total South Carolina 5,237,699
Tennessee - 2.0%
2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31, 144A
No Opt. Call 1,266,432
1,000 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 593,751
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
815 5.000%, 7/01/36 - AGM Insured 1/34 at 100.00 963,939
640 5.000%, 7/01/37 - AGM Insured 1/34 at 100.00 748,009

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 825 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 $ 942,997
2,310 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,627,706
1,645 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,859,385
2,100 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 2,353,512
800 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 881,937
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Series 2023A
:
3,240 5.000%, 7/01/28 No Opt. Call 3,527,075
3,490 5.000%, 7/01/33 No Opt. Call 4,064,057
Total Tennessee 19,828,800
Texas - 8.8%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 893,575
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 832,208
205 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.375%, 9/15/27, 144A
No Opt. Call 202,509
Dallas Fort Worth International Airport, Texas,  Joint Revenue Bonds,
Refunding Series 2023C.
:
550 5.000%, 11/01/27, (AMT) No Opt. Call 586,964
2,000 5.000%, 11/01/28, (AMT) No Opt. Call 2,166,574
6,450 5.000%, 11/01/29, (AMT) No Opt. Call 7,083,079
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 43,996
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
1/24 at 100.00 1,280,114
680 Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2023, 6.000%, 8/01/43, (AMT)
2/33 at 100.00 774,355
1,250 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,280,132
80 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 80,879
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
4,500 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 5,082,206
3,330 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 3,821,389
3,500 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 4,009,096
1,250 5.000%, 7/01/38 - AGM Insured, (AMT) 7/33 at 100.00 1,388,562
1,250 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 1,413,800
2,500 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 2,812,579
2,500 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 2,791,441
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 1,393,934
1,710 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 1,893,231
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,000,612

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call $ 4,311,157
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 1,536,031
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B
:
3,250 5.000%, 11/15/34 11/27 at 100.00 3,538,420
4,500 5.000%, 11/15/35 11/27 at 100.00 4,884,069
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 1,007,071
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%,
9/01/44, 144A
9/29 at 100.00 215,104
5,615 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,686,188
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 442,355
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
1/24 at 100.00 1,500,038
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 508,933
500 6.000%, 9/15/49, 144A 9/29 at 100.00 511,797
500 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43, 144A
9/33 at 100.00 503,313
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/24 at 103.00 988,087
35 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 26,848
230 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 188,804
1,040 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 392,324
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 19,281
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
7,735 5.250%, 1/01/42 1/28 at 103.00 5,936,815
7,360 5.500%, 1/01/57 1/28 at 103.00 5,284,441

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,145 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 $ 1,039,087
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
1/24 at 102.05 2,912,743
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 92,195
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 101,889
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 355,708
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
570 5.375%, 6/30/38, (AMT) 6/28 at 103.00 611,831
565 5.500%, 6/30/41, (AMT) 6/28 at 103.00 607,875
Texas State, General Obligation Bonds, Water Financial Assistance Bonds,
Series 2023A
:
500 5.000%, 8/01/41 8/33 at 100.00 564,160
510 5.000%, 8/01/42 8/33 at 100.00 572,478
550 5.000%, 8/01/43 8/33 at 100.00 615,235
655 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 646,132
Total Texas 87,431,644
Utah - 0.5%
245 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 241,652
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
720 5.000%, 7/01/34, (AMT) 7/33 at 100.00 824,728
640 5.250%, 7/01/43, (AMT) 7/33 at 100.00 703,245
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 818,526
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42, 144A
9/28 at 103.00 2,565,840
Total Utah 5,153,991
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,295 5.000%, 10/01/30 No Opt. Call 1,323,548
1,470 5.000%, 10/01/39 10/32 at 100.00 1,478,164
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 952,179
Total Virgin Islands 3,753,891

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.2%
$ 2,685 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 $ 2,986,454
1,895 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45,
144A
3/25 at 100.00 1,906,735
4,380 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53,
(Mandatory Put 7/01/30)
1/30 at 100.00 4,848,799
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 103,575
1,460 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 1,642,905
Total Virginia 11,488,468
Washington - 1.4%
1,625 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 1,708,941
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 1,087,951
530 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 53
245 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 25
150 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 15
100 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 10
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,756,942
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 3,047,381
200 (g) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 210,256
7,097 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 6,420,135
Total Washington 14,231,709
West Virginia - 0.6%
100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 102,986

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia (continued)
$ 200 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 $ 215,450
945 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 768,770
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 993,497
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,072,386
2,435 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/43
6/33 at 100.00 2,653,571
Total West Virginia 5,806,660
Wisconsin - 2.9%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 2,115,401
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 88,970
90 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 86,315
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call 405,836
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 137,218
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 91,450
230 5.000%, 1/01/56, 144A 1/28 at 100.00 194,025
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 251,330
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 101,153
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
3 (c) 0.000%, 1/01/47, 144A No Opt. Call 70
3 (c) 0.000%, 1/01/48, 144A No Opt. Call 58
3 (c) 0.000%, 1/01/49, 144A No Opt. Call 54
2 (c) 0.000%, 1/01/50, 144A No Opt. Call 49
2 (c) 0.000%, 1/01/51, 144A No Opt. Call 45
3 (c) 0.000%, 1/01/52, 144A No Opt. Call 55
3 (c) 0.000%, 1/01/53, 144A No Opt. Call 51
3 (c) 0.000%, 1/01/54, 144A No Opt. Call 47
3 (c) 0.000%, 1/01/55, 144A No Opt. Call 43
3 (c) 0.000%, 1/01/56, 144A No Opt. Call 40
160 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 87,912

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3 (c) 0.000%, 1/01/57, 144A No Opt. Call $ 42
3 (c) 0.000%, 1/01/58, 144A No Opt. Call 39
3 (c) 0.000%, 1/01/59, 144A No Opt. Call 36
3 (c) 0.000%, 1/01/60, 144A No Opt. Call 33
3 (c) 0.000%, 1/01/61, 144A No Opt. Call 30
3 (c) 0.000%, 1/01/62, 144A No Opt. Call 28
3 (c) 0.000%, 1/01/63, 144A No Opt. Call 26
3 (c) 0.000%, 1/01/64, 144A No Opt. Call 24
3 (c) 0.000%, 1/01/65, 144A No Opt. Call 22
3 (c) 0.000%, 1/01/66, 144A No Opt. Call 22
35 (c) 0.000%, 1/01/67, 144A No Opt. Call 243
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 188,775
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 693,194
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 825,965
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 799,025
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 886,151
375 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 5.000%, 7/01/41
1/31 at 100.00 383,043
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 2,039,128
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 1,700,882
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 2,059,897
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 1,858,641
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 3,861,120
105 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 63,000
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 401,413
1,275 Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/58, 144A
10/31 at 100.00 1,278,722
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 952,079
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,372,852
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 81,000
865 6.375%, 1/01/48, 144A 1/28 at 100.00 389,250

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 $ 441,000
125 (c),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 13
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 1,984,562
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 1,004,067
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,491,987
Total Wisconsin 29,316,433
Total Municipal Bonds
(cost $967,651,485) 948,708,927
Shares Description (a) Value
X –
COMMON STOCKS - 2 .7 % X 26,710,414
Materials - 0.0%
15 (d),(i) Palouse Fiber Holdings $ 2,250
Total Materials 2,250
Utilities - 2.7%
329,146 (i),(j) Energy Harbor Corp 26,348,137
5,862 (i),(k) Talen Energy Supply LLC 360,027
Total Utilities 26,708,164
Total Common Stocks
(cost $7,308,974) 26,710,414
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .5 % X 4,587,794
Health Care Equipment & Services - 0.4%
$ 2,750 Care New England Health System 5.500% 9/01/26 $ 2,551,038
2,000 Toledo Hospital/The 6.015% 11/15/48 1,560,440
Total Health Care Equipment & Services 4,111,478
Real Estate Management & Development - 0.1%
490 (d) Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 476,316
Total Real Estate Management & Development 476,316
Total Corporate Bonds
(cost $4,414,185) 4,587,794

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (l) X 42,289
Capital Goods - 0.0%
$ 193 (c),(d) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 42,289
Total Capital Goods 42,289
Total Variable Rate Senior Loan Interests
(cost $193,014) 42,289
Total Long-Term Investments
(cost $979,567,658) 980,049,424
Borrowings - (0.1)% (n) (500,000)
Floating Rate Obligations - (0.3)% (3,420,000)
Other Assets & Liabilities, Net -  2.0% 19,967,211
Net Assets - 100% $ 996,096,635
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 944,549,182 $ 4,159,745 $ 948,708,927
Common Stocks – 26,708,164 2,250 26,710,414
Corporate Bonds – 4,111,478 476,316 4,587,794
Variable Rate Senior Loan Interests – – 42,289 42,289
Total
$ – $ 975,368,824 $ 4,680,600 $ 980,049,424
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

(j) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding
Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear
Generation Project, RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March
6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy
Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Borrowings as a percentage of Total Investments is 0.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 128.7%
X –
MUNICIPAL BONDS - 118 .4 % X 18,665,550,129
Alabama - 1.5%
$ 2,918 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37, 144A
1/24 at 100.00 $ 29
16,000 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A
9/27 at 100.00 11,200,000
3,397 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A
9/27 at 100.00 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 10,064,857
13,960 (d) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46, (UB)
5/26 at 100.00 14,162,743
Birmingham Special Care Facilities Financing Authority, Alabama, Revenue
Bonds, Methodist Home for the Aging, Refunding Series 2015-1
:
1,350 5.750%, 6/01/35 6/26 at 100.00 1,277,526
2,500 5.750%, 6/01/45 6/26 at 100.00 2,138,503
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,778,285
76,625 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 77,965,018
20,370 (d) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 20,019,218
4,600 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 4,296,216
Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013C
:
5,000 (d) 6.500%, 10/01/38 - AGM Insured 1/24 at 105.00 5,250,814
5,000 (d) 6.600%, 10/01/42 - AGM Insured 1/24 at 105.00 5,250,350
2,520 (d) 6.750%, 10/01/46 - AGM Insured 1/24 at 105.00 2,646,100
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
1/24 at 42.17 421,221
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 32,732,788
3,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A,
3.000%, 9/01/51 - AGM Insured
9/31 at 100.00 2,294,180
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
777 4.500%, 5/01/32, 144A 5/29 at 100.00 741,575
44,420 5.250%, 5/01/44, 144A 5/29 at 100.00 41,072,660
Total Alabama 235,690,436

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska - 0.1%
$ 10,760 (d) Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52, (UB)
11/32 at 100.00 $ 10,415,228
Total Alaska 10,415,228
Arizona - 2.2%
6,010 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 6,078,281
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Franklin Phonetic Charter School Project, Refunding
Series 2017
:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 571,860
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 1,341,433
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 1,461,476
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A
:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 617,624
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 3,212,468
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B
:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 1,225,245
565 5.250%, 7/01/51, 144A 7/27 at 100.00 543,546
3,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.250%,
7/01/52, 144A
7/32 at 100.00 2,880,190
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 4,958,513
2,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 2,267,844
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 3,157,996
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2
:
6,145 6.000%, 9/15/38, 144A 1/24 at 105.00 6,383,398
20,060 6.150%, 9/15/53, 144A 1/24 at 105.00 20,475,210
1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 1,247,632
33,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 26,093,380
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 30,441,666
2,450 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A,
3.000%, 9/01/50
9/30 at 100.00 1,814,512
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 9,767,293

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 $ 11,623,948
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 3,198,790
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 16,785,744
9,573 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 1,825,838
Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014
:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 662,389
650 5.000%, 7/15/33, 144A 7/24 at 100.00 657,936
750 5.000%, 7/15/38, 144A 7/24 at 100.00 757,589
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39, 144A
7/24 at 100.00 1,056,323
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 1,966,526
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 6,703,243
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,690,520
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51, 144A
10/27 at 103.00 2,669,618
4,100 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB)
1/28 at 100.00 4,107,764
180 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
1/24 at 100.00 171,532
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 3,031,931
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 10,080,457
8,980 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 7,055,491
1,675 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
1/24 at 100.00 1,647,823
Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014
:
1,000 7.000%, 5/01/34 5/24 at 100.00 1,005,730
1,800 7.250%, 5/01/44 5/24 at 100.00 1,810,335
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017
:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 2,703,290

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 $ 4,326,790
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
3,445 5.250%, 7/01/36 7/26 at 100.00 3,446,606
5,700 5.375%, 7/01/46 7/26 at 100.00 5,444,467
6,830 5.500%, 7/01/51 7/26 at 100.00 6,521,521
13,805 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 13,822,022
1,465 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49, 144A
7/26 at 100.00 1,339,017
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014
:
1,860 6.750%, 3/01/34 3/24 at 100.00 1,860,999
4,990 8.750%, 3/01/44 3/24 at 100.00 5,006,614
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A,
9.000%, 2/01/44
2/24 at 100.00 8,828,738
2,660 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 2,666,824
11,315 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 11,588,534
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020
:
1,260 5.000%, 6/15/35, 144A 6/28 at 100.00 1,229,936
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 4,634,379
2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 1,745,930
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019
:
685 5.125%, 7/01/39 7/25 at 100.00 646,168
1,050 5.250%, 7/01/49 7/25 at 100.00 950,355
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 5,650,851
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
80 5.250%, 12/01/28 No Opt. Call 85,435
21,530 5.500%, 12/01/37, 144A No Opt. Call 24,559,030
16,000 (e) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 11,897,779
7,505 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 7,273,451
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 1,511,213

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 $ 1,657,863
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 1,857,817
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
1/24 at 100.00 4,097,107
Total Arizona 345,773,092
Arkansas - 0.9%
9,440 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 9,454,907
13,250 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 13,446,790
44,780 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 44,642,324
53,585 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 53,672,724
15,000 (d) Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured, (UB)
2/30 at 100.00 14,967,552
Total Arkansas 136,184,297
California - 11.7%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
9,400 (d) 5.400%, 10/01/49 - AGM Insured 10/37 at 100.00 5,147,320
15,440 (d) 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 8,364,302
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
23,750 5.300%, 10/01/47 10/37 at 100.00 12,952,844
5,720 5.350%, 10/01/48 10/37 at 100.00 3,082,078
20,430 5.375%, 10/01/49 10/37 at 100.00 11,037,820
11,890 5.400%, 10/01/50 10/37 at 100.00 6,398,025
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call 1,336,924
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
300 5.250%, 3/01/36 3/26 at 100.00 306,529
9,075 5.000%, 3/01/41 3/26 at 100.00 9,106,194
10,900 5.000%, 3/01/46 3/26 at 100.00 10,694,654
1,700 (e) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 1,265,660
1,895 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
1/24 at 100.00 1,902,890
8,990 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 9,739,204
8,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 6,919,912

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 $ 1,517,919
27,860 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 19,573,285
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 780,041
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 10,517,547
2,905 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 2,131,605
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 8,362,814
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
1/24 at 23.90 2,385,448
14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 0.000%, 6/01/57
1/24 at 15.08 2,212,071
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
1/24 at 28.13 15,984,654
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
1/24 at 27.37 7,812,322
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 1,690,678
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 1,851,104
32,120 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 33,126,259
California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A
:
39,495 (d) 4.000%, 8/15/48, (UB) 8/31 at 100.00 40,006,634
29,910 (d) 4.000%, 8/15/48 - BAM Insured, (UB) 8/31 at 100.00 30,595,705
52,500 (d) California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 52,512,973
26,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 26,006,424
5,300 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/46, (UB)
5/32 at 100.00 5,402,098
540 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 7.147%, 8/15/43, 144A, (IF)
8/24 at 100.00 551,429
19,020 (d) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Health Care, Series 2020A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 19,053,230

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,335 (d) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
8/25 at 100.00 $ 3,392,615
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 1,313,207
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
1/24 at 101.00 1,460,057
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A
:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 642,972
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 1,569,657
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 1,503,791
6,800 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46, 144A
6/26 at 100.00 6,550,962
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
1/24 at 101.00 1,893,575
1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A
8/24 at 100.00 1,686,843
830 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A
8/26 at 100.00 844,057
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,273,140
7,815 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 8,085,618
5,350 (d) California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB)
2/32 at 100.00 4,857,202
California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A
:
500 6.625%, 1/01/32, 144A 1/24 at 100.00 490,610
515 6.875%, 1/01/42, 144A 1/24 at 100.00 489,928
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,087,024
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT)
6/28 at 100.00 983,368
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 7,076,483
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 3,835,779
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,224,141
5,600 (c) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 336,000
2,000 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 7/01/38, (AMT), 144A
7/33 at 100.00 2,108,189
3,310 (c) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
1/24 at 102.00 331,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,500 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT), 144A
7/24 at 100.00 $ 3,500,821
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 6,653,254
California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A
:
870 5.000%, 6/15/39, 144A 1/24 at 100.00 826,824
1,000 5.000%, 6/15/49, 144A 1/24 at 100.00 905,297
California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A
:
2,055 6.125%, 6/15/37 6/27 at 100.00 2,090,921
3,025 6.250%, 6/15/47 6/27 at 100.00 3,053,744
20,000 (d) California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB)
2/28 at 100.00 20,115,806
1,800 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.500%, 7/01/50,
144A
7/33 at 105.00 1,821,543
2,360 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 2,313,154
2,350 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/36, 144A
7/26 at 100.00 2,365,307
2,755 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%,
6/01/42, 144A
6/26 at 100.00 2,587,539
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 667,780
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 6,731,715
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 1,653,299
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 848,931
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 1,295,674
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A
:
5,545 5.750%, 6/01/42 6/26 at 100.00 5,601,732
5,065 5.875%, 6/01/52 6/26 at 100.00 5,103,647
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 933,236
8,810 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63, 144A
6/31 at 102.00 8,964,297

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools Obligated Group, Series 2020A
:
$ 1,175 5.000%, 6/01/40, 144A 6/27 at 100.00 $ 918,854
1,850 5.000%, 6/01/50, 144A 6/27 at 100.00 1,337,918
2,525 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/42, 144A
6/26 at 100.00 2,382,655
California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017
:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,275,039
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 4,874,542
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 1,672,446
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A
6/27 at 100.00 1,105,136
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A
:
2,000 4.000%, 6/01/51, 144A 6/27 at 100.00 1,458,736
9,050 4.000%, 6/01/61, 144A 6/27 at 100.00 6,243,335
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
800 4.000%, 6/01/51 6/31 at 100.00 620,763
1,300 4.000%, 6/01/61 6/31 at 100.00 959,583
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools - Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 8,526,443
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A
:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 3,876,139
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 2,963,570
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A
:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 1,212,345
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 2,399,857
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 1,311,375
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 691,841
California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A
:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 1,323,230
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 2,317,792
California State, General Obligation Bonds, Refunding Various Purpose
Series 2021
:
3,000 (d) 3.000%, 12/01/46 12/30 at 100.00 2,556,077
1,000 3.000%, 12/01/49 12/30 at 100.00 826,552
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
14,465 5.250%, 12/01/44 12/24 at 100.00 14,502,298
43,315 5.500%, 12/01/54 12/24 at 100.00 43,284,714

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
$ 12,090 5.000%, 12/01/41, 144A 6/26 at 100.00 $ 12,078,984
1,620 5.000%, 12/01/46, 144A 6/26 at 100.00 1,604,031
21,440 5.250%, 12/01/56, 144A 6/26 at 100.00 21,508,968
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 2,045,849
8,150 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 7,759,305
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A
:
3,245 5.375%, 9/01/35 9/25 at 100.00 3,345,114
3,285 5.625%, 9/01/45 9/25 at 100.00 3,358,679
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022,
5.500%, 9/01/52
9/32 at 100.00 2,741,414
1,910 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
1/24 at 100.00 1,901,212
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
23 (c),(f) 5.750%, 7/01/24 1/22 at 100.00 23,252
112 (c),(f) 5.750%, 7/01/30 1/22 at 100.00 112,081
165 (c),(f) 5.750%, 7/01/35 1/22 at 100.00 165,016
143 (c),(f) 5.500%, 7/01/39 1/22 at 100.00 142,918
29 (c),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 28,694
7,745 (d) Central Unified School District, Fresno County, California, General
Obligation Bonds, 2020 Election Series 2021A, 4.000%, 8/01/48 - AGM
Insured
8/31 at 100.00 7,810,103
5,360 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2019D,
4.000%, 8/01/49
8/28 at 100.00 5,410,400
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 408,647
125 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/24 at 100.00 125,069
18,135 (g) Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46,
(Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 18,200,395
1,000 County of Sacramento, McClellan Park Community Facilities District No.
2004-1, California, Special Tax Bonds, Series 2017., 5.000%, 9/01/35
9/27 at 100.00 1,039,391
1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,148,660
45,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 33,790,447

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 $ 5,613,988
5,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 3,505,052
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 719,133
9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 6,559,202
10,540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 7,634,658
3,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 2,296,667
4,825 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 3,483,910
1,140 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37, 144A
9/32 at 100.00 1,158,353
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 2,932,406
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 13,895,719
8,400 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 5,457,485
38,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 28,931,760
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 5,173,492
30 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 20,209
18,035 Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 8/01/52
8/33 at 100.00 18,095,448
10,000 (d) Dublin Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020 Series 2023B, 4.125%, 8/01/49
8/33 at 100.00 10,361,273
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/24 at 100.00 3,481,124
2,295 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 2,270,785
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 1,981,787

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B
:
$ 4,715 0.000%, 2/01/45 2/30 at 63.32 $ 1,902,210
4,095 (d) 4.000%, 8/01/50 8/29 at 100.00 4,123,764
1,094,985 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 129,360,871
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 6,291,089
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 6,155,688
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
1/24 at 100.00 160,400
187,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
1/24 at 21.19 39,629,906
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
1,945 5.400%, 9/01/38 9/26 at 103.00 2,010,829
3,095 5.500%, 9/01/43 9/26 at 103.00 3,173,415
4,830 5.600%, 9/01/49 9/26 at 103.00 4,926,436
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
1,945 5.500%, 9/01/43 9/26 at 103.00 1,994,279
3,665 5.600%, 9/01/49 9/26 at 103.00 3,738,175
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
2,410 5.400%, 9/01/38 9/26 at 103.00 2,491,567
3,820 5.500%, 9/01/43 9/26 at 103.00 3,916,784
7,205 5.600%, 9/01/49 9/26 at 103.00 7,348,855
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
835 5.400%, 9/01/38 9/26 at 103.00 863,261
1,335 5.500%, 9/01/43 9/26 at 103.00 1,368,824
2,515 5.600%, 9/01/49 9/26 at 103.00 2,565,214
5,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017, 4.000%, 8/01/47 - AGM
Insured
2/27 at 100.00 5,019,349
20,925 (d),(e) Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 - BAM
Insured, (UB)
8/42 at 100.00 15,053,807
32,355 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/45 - BAM Insured, (UB)
8/26 at 100.00 32,456,847
11,155 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53
8/33 at 100.00 11,141,937
8,500 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53, (UB)
8/33 at 100.00 8,490,047

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,765 (e) Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42
8/29 at 100.00 $ 1,940,785
7,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB)
11/31 at 100.00 6,885,133
13,600 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%, 5/15/50,
(AMT), (UB)
5/30 at 100.00 13,303,534
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/47,
(AMT), (UB)
11/31 at 100.00 10,655,096
5,950 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 6,031,380
10,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.250%,
5/15/48, (AMT), (UB)
5/28 at 100.00 10,448,850
7,500 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/49, (UB)
11/28 at 100.00 8,014,031
12,125 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/46, (AMT), (UB)
11/31 at 100.00 12,941,849
1,750 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 1,709,833
1,065 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 1,074,555
3,902 (c) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.908%, 9/01/28
3/24 at 100.00 1,326,718
2,305 (e) Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51
8/37 at 100.00 1,702,824
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 701,323
Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002
:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call 956,241
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call 918,328
11,265 (d) Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series 2023A-1,
4.000%, 8/01/52, (UB)
8/32 at 100.00 11,405,844
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 1,045,584
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2
:
3,665 5.000%, 9/01/42 9/29 at 103.00 3,783,262
3,000 5.250%, 9/01/47 9/29 at 103.00 3,109,684
5,410 5.000%, 9/01/52 9/29 at 103.00 5,433,997

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien
Series 2011E
:
$ 7,100 0.000%, 12/01/41 No Opt. Call $ 3,387,338
7,075 0.000%, 12/01/42 No Opt. Call 3,206,929
7,050 0.000%, 12/01/43 No Opt. Call 3,039,018
5,600 0.000%, 12/01/44 No Opt. Call 2,293,697
20,000 (d) Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 19,701,230
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007
:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call 354,123
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call 403,867
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023, 5.000%, 9/01/48
9/30 at 103.00 1,028,878
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
3,000 (d) 7.763%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 4,951,205
2,500 (d) 7.763%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 4,126,004
6,580 (d) 8.087%, 12/01/33 - AMBAC Insured, 144A, (IF) No Opt. Call 12,117,086
4,630 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 4,647,184
Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022
:
2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 2,265,372
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 4,160,664
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 2,338,144
4,924 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 4,963,834
1,800 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 1,880,976
7,205 (d) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/53, (AMT), (UB)
7/33 at 100.00 7,649,949
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B
:
2,900 (d) 4.000%, 7/01/44, (AMT), (UB) 7/29 at 100.00 2,879,231
12,840 (d) 5.000%, 7/01/49, (AMT), (UB) 7/29 at 100.00 13,264,963
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B
:
13,205 (d) 4.000%, 7/01/46, (AMT), (UB) 7/31 at 100.00 12,911,630
23,370 (d) 4.000%, 7/01/51 - AGM Insured, (AMT), (UB) 7/31 at 100.00 22,702,868
10,735 (d) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 11,222,190
11,840 4.000%, 7/01/56, (AMT) 7/31 at 100.00 11,114,087
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A
:
17,460 (d) 4.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 16,840,432
25,000 (d) 5.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 26,417,942

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A
:
$ 12,765 (d) 5.000%, 5/01/44, (AMT), (UB) 5/29 at 100.00 $ 13,345,338
17,000 (d) 5.000%, 5/01/49, (AMT), (UB) 5/29 at 100.00 17,603,756
7,500 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT), (UB)
5/24 at 100.00 7,507,218
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
43,630 (d) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 44,847,552
106,295 (d) 5.250%, 5/01/48, (AMT), (UB) 5/28 at 100.00 110,855,023
28,600 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT), (UB)
5/29 at 100.00 29,588,911
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 4,138,309
9,290 (d) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.000%,
8/01/47, (UB)
2/32 at 100.00 9,505,970
2,000 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,980,171
San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D
:
2,750 0.000%, 8/01/26, 144A 1/24 at 88.90 2,438,355
8,905 0.000%, 8/01/31, 144A 1/24 at 69.66 6,187,075
17,120 0.000%, 8/01/43, 144A 1/24 at 38.16 6,515,646
San Francisco Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 6, Mission Bay South, Series 2005B
:
1,375 0.000%, 8/01/30 2/24 at 68.40 938,208
3,020 0.000%, 8/01/34 2/24 at 53.86 1,622,827
20,035 (d),(e) San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51
- BAM Insured, (UB)
9/41 at 100.00 15,233,490
6,960 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
1/24 at 100.00 6,891,885
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
1/24 at 26.94 1,984,717
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
1/24 at 13.42 9,726,518
10,000 (d) Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/47 - BAM Insured, (UB)
2/26 at 100.00 9,754,113
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
1/24 at 100.00 4,003,654

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017
:
$ 2,265 5.500%, 9/01/27, 144A No Opt. Call $ 2,381,894
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 3,904,910
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 5,246,672
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 13,858,274
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
1/24 at 25.23 20,011,656
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
1/24 at 103.00 3,007,714
3,000 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2022, Series 2023A, 4.000%, 9/01/52
9/33 at 100.00 3,038,569
27,875 (d) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 28,026,473
4,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 4,035,164
Total California 1,844,982,963
Colorado - 11.0%
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
1/24 at 102.00 421,606
1,066 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 971,472
1,890 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 1,894,929
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,158,379
129,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 120,273,707
4,495 (d) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project,
First Lien Series 2023, 4.000%, 8/01/53, (UB)
8/33 at 100.00 4,362,446
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
2,250 5.000%, 12/01/39 9/24 at 103.00 2,174,628
5,920 5.000%, 12/01/48 9/24 at 103.00 5,397,579
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 4,026,133
3,230 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
1/24 at 103.00 3,249,544
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
1/24 at 103.00 2,208,207
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
1/24 at 103.00 2,470,691

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
$ 2,396 5.500%, 12/01/36 1/24 at 101.00 $ 2,406,635
3,485 5.750%, 12/01/46 1/24 at 101.00 3,495,416
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 2,835,304
2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 2,566,094
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 231,821
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 749,585
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49
6/25 at 103.00 6,143,714
3,250 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/41
3/26 at 103.00 2,996,566
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 1,616,206
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,127,918
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 3,567,368
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 311,917
1,785 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 1,658,629
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 14,164,185
1,910 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 1,874,213
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 1,341,756
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
1/24 at 102.00 637,172
9,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 7,624,366

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 $ 5,103,663
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
2,583 5.000%, 12/01/39 6/24 at 103.00 2,271,653
5,500 5.000%, 12/01/49 6/24 at 103.00 4,362,812
18,415 (e) Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 0.000%,
12/01/49
6/24 at 79.97 11,780,247
Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2018A
:
1,183 5.250%, 12/01/38 1/24 at 103.00 1,174,478
2,250 5.375%, 12/01/48 1/24 at 103.00 2,176,854
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
1/24 at 103.00 1,164,181
1,440 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
1/24 at 103.00 1,412,771
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/24 at 100.00 3,921,907
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
3,140 6.000%, 12/01/37 1/24 at 102.00 3,142,036
8,270 6.125%, 12/01/47 1/24 at 102.00 8,279,309
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
1/24 at 102.00 8,039,344
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
1/24 at 100.00 4,534,089
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
1/24 at 102.00 3,425,074
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
1/24 at 102.00 2,859,812
3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 2,737,949
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
1/24 at 103.00 4,883,107
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
1/24 at 103.00 4,171,094
21,270 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
1/24 at 102.00 19,756,967

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 12,875 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 $ 11,606,018
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 6,109,618
3,851 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 3,799,037
1,276 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
1/24 at 101.00 1,241,671
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 1,236,485
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 1,324,837
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 955,783
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/50
12/26 at 103.00 878,088
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 5.750%, 12/15/47 - BAM Insured
3/27 at 103.00 2,168,310
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017
:
4,350 5.375%, 10/01/37 10/27 at 100.00 3,869,266
8,925 5.500%, 10/01/47 10/27 at 100.00 7,603,574
6,625 5.625%, 10/01/52 10/27 at 100.00 5,751,276
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 1,285,009
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
1/24 at 100.00 1,751,028
865 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
1/24 at 100.00 865,460
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/46, 144A
7/26 at 100.00 994,263
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 290,798
350 4.000%, 7/01/51, 144A 7/31 at 100.00 262,378
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 869,476
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014
:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 2,028,949
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 3,150,962
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 2,700,759

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 $ 7,895,057
695 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
1/24 at 100.00 696,641
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015
:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 508,340
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 2,510,575
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds,Science Technology Engineering and Math School
Project, Refunding Series 2014
:
890 5.000%, 11/01/44 11/24 at 100.00 890,569
765 5.125%, 11/01/49 11/24 at 100.00 765,055
14,650 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43, (UB)
11/29 at 100.00 14,561,978
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
6,490 (d) 4.000%, 11/15/50, (UB) 11/31 at 100.00 6,157,515
7,130 (d) 3.000%, 11/15/51 11/31 at 100.00 5,354,270
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 11,835,629
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 3,395,465
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 (d) 5.000%, 8/01/44 8/29 at 100.00 5,209,465
45 4.000%, 8/01/49 8/29 at 100.00 43,229
4,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 4,354,790
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
:
6,000 (d) 5.000%, 5/15/47, (UB) 5/32 at 100.00 6,558,025
14,000 (d) 5.000%, 5/15/52, (UB) 5/32 at 100.00 15,128,042
2,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of
Charity of Leavenworth Health Services Corporation, Tender Option Bond
Trust 2015-XF2196, 9.231%, 1/01/35, 144A, (IF)
1/24 at 100.00 2,000,000
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 889,671
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/24 at 100.00 4,256,004
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
1/24 at 103.00 31,916,795
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
1/24 at 103.00 737,723

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,109 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
1/24 at 103.00 $ 1,083,853
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 6.250%, 12/01/48
6/24 at 99.88 14,320,671
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 1,950,507
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Refunding
and Improvement Convertible Capital Appreciation Bonds, Series 2019A-
1, 6.000%, 12/01/47
6/24 at 94.26 26,871,611
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 12,171,999
3,715 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
1/24 at 103.00 3,055,915
1,086 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
1/24 at 103.00 847,694
18,000 (d) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/53, (UB)
11/33 at 100.00 20,328,662
17,000 (d) Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46, (UB)
3/31 at 100.00 16,899,317
3,205 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call 2,999,748
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 1,329,268
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 1,017,057
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited Tax
Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50
6/26 at 103.00 3,913,640
1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 1,657,687
1,325 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 1,206,953
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 711,019
Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A
:
1,910 5.125%, 12/01/37 1/24 at 102.00 1,910,475
4,600 5.250%, 12/01/47 1/24 at 102.00 4,501,079
3,880 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
1/24 at 102.00 3,781,837

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,185 (c) Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 8.000%, 12/01/40
1/24 at 100.00 $ 5,192,078
669 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 626,035
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 4,914,333
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
:
4,060 5.625%, 12/01/38 1/24 at 103.00 4,080,073
9,665 5.750%, 12/01/48 1/24 at 103.00 9,630,906
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
1/24 at 103.00 1,551,199
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 2,376,909
4,535 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 4,446,496
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
9,000 (d) 4.125%, 11/15/53, (AMT), (UB) 11/32 at 100.00 8,700,311
7,085 (d) 5.500%, 11/15/53, (AMT), (UB) 11/32 at 100.00 7,791,243
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
8,200 (d) 5.000%, 12/01/43, (AMT), (UB) 12/28 at 100.00 8,517,810
28,210 (d) 4.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 27,110,174
8,500 (d) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 8,754,831
6,000 (d) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 6,248,313
15,000 (d) Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51, (UB)
8/31 at 100.00 14,666,968
2,659 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.500%, 12/01/38
1/24 at 103.00 2,441,226
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
1/24 at 103.00 1,672,765
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 1,811,466
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
1/24 at 100.00 2,106,166
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
1/24 at 100.00 490,265
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 749,492
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call 57,176

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 0.000%, 9/01/31 - NPFG Insured No Opt. Call $ 394,267
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call 366,229
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 17,428
3,726 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48, (Pre-refunded 6/01/24)
6/24 at 103.00 3,760,257
534 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48, (Pre-refunded 6/01/24)
6/24 at 103.00 559,560
Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A
:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 1,568,590
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 1,716,275
2,975 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 2,495,253
18,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 18,320,981
2,365 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
1/24 at 103.00 2,278,035
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
1/24 at 103.00 379,741
Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022
:
695 5.000%, 12/01/32 12/27 at 103.00 709,484
5,800 5.550%, 12/01/47 12/27 at 103.00 5,901,672
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 521,225
3 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 2,698
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 559,689
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
11,995 5.750%, 12/01/30 12/24 at 100.00 11,933,603
36,930 6.000%, 12/01/38 12/24 at 100.00 35,487,293
2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 1,982,188
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
4,220 5.500%, 12/01/42 12/30 at 102.00 4,234,511
5,780 5.750%, 12/01/52 12/30 at 102.00 5,771,565
2,266 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,289,792

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 $ 792,942
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
17,145 6.000%, 12/01/52 9/27 at 103.00 17,073,900
2,321 8.500%, 12/15/52 9/27 at 103.00 2,322,649
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 14,407,834
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50,
144A
6/25 at 103.00 3,149,337
Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A
:
2,890 5.125%, 12/01/37 1/24 at 102.00 2,889,459
2,525 5.250%, 12/01/47 1/24 at 102.00 2,464,268
1,696 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
1/24 at 102.00 1,652,743
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 1,032,807
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
1/24 at 102.00 1,263,664
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
1/24 at 103.00 5,252,690
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
2,575 4.500%, 12/01/41 12/26 at 103.00 2,142,004
3,010 4.750%, 12/01/51 12/26 at 103.00 2,374,993
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
8,855 6.250%, 12/01/52 9/27 at 103.00 8,556,188
3,165 9.000%, 12/15/52 9/27 at 103.00 3,116,644
7,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 7,259,003
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 1,752,058
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
1/24 at 100.00 750,323
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 1,251,328
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 16,136,013
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 4,338,853
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 15,509,089

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 $ 12,226,216
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 484,591
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 1,268,568
1,535 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
1/24 at 102.00 1,537,119
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
1/24 at 102.00 331,665
Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A
:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 677,591
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 2,332,737
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 2,326,477
1,065 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
1/24 at 103.00 1,016,680
1,108 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 1,078,182
8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 8,488,710
5,431 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 5,623,162
722 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 654,609
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
1/24 at 102.00 1,510,962
Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
500 5.000%, 12/01/39 12/24 at 103.00 482,425
1,300 5.000%, 12/01/49 12/24 at 103.00 1,181,450
16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
1/24 at 103.00 15,957,502
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 2,572,477
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 868,420

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 $ 2,244,156
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 1,603,656
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 3,537,371
Lake of the Rockies Metropolitan District, In the Town of Monument, El
Paso County,  Colorado, Subordinate General Obligation Limited Tax
Bonds, Series 2018B
:
2,645 5.000%, 8/01/48 1/24 at 103.00 2,491,560
439 7.500%, 8/01/48 1/24 at 103.00 417,636
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,700 5.125%, 12/01/37 1/24 at 103.00 1,685,579
7,915 5.250%, 12/01/47 1/24 at 103.00 7,673,590
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47
1/24 at 103.00 2,197,135
6,210 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
1/24 at 100.00 5,529,892
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 1,335,477
5,170 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 4,924,599
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 1,312,276
1,080 Lanterns Metropolitan District 3, Douglas County, Colorado, General
Obligation Bonds, Limited Tax Series 2023A-1, 7.250%, 12/01/53
12/28 at 103.00 1,139,054
10,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 10,095,184
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
9/25 at 103.00 1,172,629
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
2,090 5.000%, 12/01/41 6/26 at 103.00 1,952,069
5,585 5.000%, 4/15/51 6/26 at 103.00 4,906,908
1,189 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 1,189,021
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 1,394,894
Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited
Tax Series 2020A
:
525 4.875%, 12/01/40 9/25 at 103.00 474,659
750 5.125%, 12/01/50 9/25 at 103.00 682,360
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,701,346

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 $ 1,370,340
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
1/24 at 101.00 478,029
Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016
:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,489,272
5,300 5.000%, 12/01/46 12/25 at 100.00 5,009,657
2,186 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 2,168,863
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 909,952
906 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 844,101
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 3,460,976
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%, 12/15/52
12/27 at 103.00 2,566,514
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 2,143,135
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
1/24 at 103.00 1,737,547
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1
:
4,346 5.375%, 12/01/34 1/24 at 103.00 4,410,586
2,845 5.750%, 12/01/48 1/24 at 103.00 2,877,394
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2
:
5,460 5.500%, 12/01/34 1/24 at 103.00 5,559,467
8,500 5.850%, 12/01/48 1/24 at 103.00 8,619,550
911 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 806,100
1,516 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
1/24 at 102.00 1,533,266
5,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 4,771,278
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 9,133,261
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,785,048
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 808,472
3,395 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 3,227,498

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 $ 577,785
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 873,683
3,445 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 3,479,983
42,040 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 38,718,016
1,722 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
1/24 at 103.00 1,723,838
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
1/24 at 103.00 767,028
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,311,820
773 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 731,247
Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A
:
1,310 5.000%, 12/01/40 9/25 at 103.00 1,250,911
3,335 5.250%, 12/01/50 9/25 at 103.00 3,065,240
1,376 (g) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 1,455,518
4,125 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 3,659,809
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 1,525,229
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 8,136,815
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 30,121,541
9,626 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 9,204,404
3,025 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
1/24 at 103.00 3,045,863
1,965 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 1,967,452
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 639,690
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 1,605,059
7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 6,531,798

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 $ 454,426
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3, 4.125%,
12/01/51
9/26 at 103.00 1,065,516
20,000 (d) Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB)
7/32 at 100.00 21,441,470
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call 322,900
3,080 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 2,094,400
7,890 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 7,301,894
16,370 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
1/24 at 103.00 16,424,137
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
1/24 at 103.00 2,711,892
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 3,222,813
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 481,004
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 11,159,576
5,340 Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/47
1/24 at 103.00 5,366,627
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
575 4.750%, 12/01/35 12/24 at 100.00 539,085
3,195 5.000%, 12/01/44 12/24 at 100.00 3,012,930
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
6/24 at 103.00 3,086,391
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 2,089,805
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
1/24 at 103.00 5,835,004
5,221 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 4,935,116
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 1,260,489
325 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 314,640
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 877,077
1,684 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 1,595,030

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 968 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
1/24 at 100.00 $ 968,151
2,895 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,693,129
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 589,665
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 5,614,801
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 2,263,621
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 5,025,147
Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 1,203,081
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 2,831,233
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 765,101
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
3,300 3.750%, 12/01/41 9/26 at 103.00 2,599,628
10,575 4.000%, 12/01/51 9/26 at 103.00 8,041,492
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 894,999
1,498 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
1/24 at 103.00 1,421,975
2,015 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 2,055,256
4,500 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 4,346,163
1,990 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,975,618
1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
1/24 at 103.00 1,770,057
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
6/24 at 103.00 852,307
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 1,934,450
SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016
:
810 5.000%, 12/01/36 1/24 at 101.00 798,225
1,204 5.000%, 12/01/46 1/24 at 101.00 1,138,465

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,980 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
1/24 at 102.00 $ 5,934,159
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
1/24 at 102.00 1,078,517
Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
1,910 5.000%, 12/01/40 9/25 at 103.00 1,779,751
2,270 5.125%, 12/01/50 9/25 at 103.00 2,006,279
St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A
:
1,500 5.000%, 12/01/37 1/24 at 102.00 1,500,473
9,100 5.125%, 12/01/47 1/24 at 102.00 8,885,103
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
1/24 at 102.00 1,088,162
16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 16,587,336
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 4,580,844
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.750%, 12/01/51
6/30 at 102.00 11,635,989
7,500 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
1/24 at 100.00 1,200,000
6,128 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
1/24 at 102.00 6,070,192
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47
1/24 at 102.00 1,298,248
801 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 712,637
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 1,006,596
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
6/25 at 103.00 1,716,335
Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,500 5.250%, 12/01/37 1/24 at 103.00 1,502,649
2,850 5.375%, 12/01/47 1/24 at 103.00 2,772,258
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
1/24 at 103.00 917,097
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 2,580,029

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
$ 700 5.000%, 12/01/41 3/26 at 103.00 $ 601,047
16,485 5.000%, 12/01/51 3/26 at 103.00 13,404,747
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 7,660,351
1,585 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
1/24 at 103.00 1,586,185
9,500 (c) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 2.325%, 12/01/37
1/24 at 100.00 1,900,000
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
5,870 5.375%, 12/01/39 1/24 at 103.00 5,889,688
38,055 5.500%, 12/01/48 1/24 at 103.00 37,797,741
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
1/24 at 81.95 3,435,164
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
1/24 at 103.00 7,539,188
5,275 Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53, 144A
12/28 at 103.00 5,516,854
3,570 Verve Metropolitan District 1, Jefferson County and the City and County of
Broomfield, Colorado, General Obligation Bonds, Improvement Limited
Tax Series 2023, 6.750%, 12/01/52
3/26 at 103.00 3,455,394
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,560,586
1,388 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48,
144A
1/24 at 103.00 1,382,393
601 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
1/24 at 103.00 577,129
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 3,544,837
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 554,432
1,605 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
1/24 at 102.00 1,533,284
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
1/24 at 102.00 234,447
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 12,610,801
1,720 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
1/24 at 103.00 1,637,393
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
1/24 at 103.00 653,868

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 $ 3,849,568
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax
Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 566,381
2,283 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 2,147,353
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 10,265,449
2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 2,221,710
West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022
:
2,200 6.250%, 12/01/32 12/29 at 103.00 2,164,532
21,650 6.750%, 12/01/52 12/29 at 103.00 20,774,046
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 1,261,794
1,000 (e) Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 0.000%, 12/01/50
3/26 at 99.11 720,803
Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
:
750 5.000%, 12/01/40 3/26 at 103.00 702,741
1,000 5.000%, 12/01/50 3/26 at 103.00 882,976
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 4,694,981
1,940 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,832,391
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 296,410
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 3,469,387
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series
2020, 5.500%, 12/01/50
6/25 at 103.00 2,641,220
595 (g) Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 623,513
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
1/24 at 103.00 6,364,277
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
1/24 at 103.00 1,638,478
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 706,698

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 $ 3,438,054
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 606,451
21,610 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 12,446,256
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 2,672,127
49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 31,101,879
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2017A, 6.500%, 12/01/47
12/27 at 103.00 3,321,615
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 1,575,059
Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019
:
3,300 5.000%, 12/01/39 9/24 at 103.00 3,223,089
9,315 5.000%, 12/01/49 9/24 at 103.00 8,626,486
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 1,004,868
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,409,278
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
1/24 at 103.00 2,205,657
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
1/24 at 103.00 278,884
Total Colorado 1,728,218,777
Connecticut - 0.1%
6,115 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53, (UB)
1/33 at 100.00 6,048,108
4,294 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45, 144A
1/24 at 100.00 4,294,369
Total Connecticut 10,342,477
Delaware - 0.1%
Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A
:
4,890 (g) 6.750%, 9/01/35, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 5,099,315
7,500 (g) 7.000%, 9/01/45, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 7,839,714
6,126 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 6,035,023

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware (continued)
$ 1,300 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
1/24 at 100.00 $ 1,300,965
Total Delaware 20,275,017
District of Columbia - 2.1%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
1/24 at 25.23 85,660,443
19,980 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 16,792,019
230 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call 227,777
2,000 (e) District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 0.000%, 6/01/46, 144A
6/28 at 100.00 1,360,461
District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A
:
580 5.000%, 7/01/32 7/24 at 103.00 572,896
800 5.000%, 7/01/37 7/24 at 103.00 758,591
90,205 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB)
No Opt. Call 49,938,165
44,865 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53,
(UB)
10/29 at 100.00 41,730,134
Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B
:
53,245 (d) 4.000%, 10/01/44, (UB) 10/29 at 100.00 52,053,345
1,010 4.000%, 10/01/44 10/29 at 100.00 987,396
15,165 (d) 4.000%, 10/01/49, (UB) 10/29 at 100.00 14,354,039
11,185 (d) Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured, (UB)
10/31 at 100.00 10,848,311
Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second
Senior Lien Series 2009B
:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call 2,190,786
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call 1,287,648
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,780,285
17,835 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB)
10/31 at 100.00 17,012,175
12,345 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 4.500%, 10/01/53, (AMT), (UB)
10/32 at 100.00 12,509,726
10,000 (d) Washington Metropolitan Area Transit Authority, Virginia, Dedicated
Revenue Bonds, Green Series 2023A, 4.125%, 7/15/47, (UB)
7/33 at 100.00 10,095,795
Total District of Columbia 326,159,992

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 17.7%
$ 1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
6.250%, 11/01/46
11/39 at 100.00 $ 1,587,641
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 21,674,539
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call 1,851,361
4,920 (d) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University
of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 4,621,443
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
:
2,345 5.250%, 11/01/39, 144A 11/29 at 100.00 2,372,680
3,930 5.375%, 11/01/49, 144A 11/29 at 100.00 3,931,135
2,000 Arbors Community Development District, Florida, Revenue Bonds, Capital
Improvement 2023 Project Area Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 2,043,495
1,570 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/36
5/28 at 100.00 1,580,453
Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 417,710
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 969,206
1,945 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 2,031,323
3,060 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 3,073,681
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018
:
1,145 5.300%, 5/01/39 5/29 at 100.00 1,166,653
1,940 5.375%, 5/01/49 5/29 at 100.00 1,944,959
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021
:
750 3.125%, 5/01/41, 144A 5/32 at 100.00 580,157
1,000 4.000%, 5/01/52, 144A 5/32 at 100.00 791,923
1,790 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53, 144A
5/33 at 100.00 1,786,536
5,560 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023, 5.625%, 5/01/54
5/33 at 100.00 5,580,808
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 3,514,101
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 1,631,247
7,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 6,435,581

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
$ 570 5.000%, 11/01/39, 144A 11/29 at 100.00 $ 573,579
935 5.000%, 11/01/49, 144A 11/29 at 100.00 898,890
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018
:
2,250 5.000%, 11/01/39, 144A 11/29 at 100.00 2,263,650
3,470 5.125%, 11/01/49, 144A 11/29 at 100.00 3,369,265
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 1,413,619
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 482,968
1,560 5.125%, 11/01/49, 144A 11/29 at 100.00 1,514,671
2,575 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 2,579,402
1,985 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 1,996,473
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 4,189,145
3,310 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 2,630,378
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%,
5/01/35
5/25 at 100.00 924,174
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
2,710 5.000%, 9/01/43 1/24 at 100.00 2,711,507
1,230 5.000%, 9/01/45 1/24 at 100.00 1,230,621
4,050 5.000%, 9/01/48 1/24 at 100.00 4,051,698
Beach Road Golf Estates Community Development District, Bonita
Springs, Florida, Special Assessment Bonds Series 2015
:
80 5.000%, 11/01/36 11/25 at 100.00 80,133
8,380 5.000%, 11/01/46 11/25 at 100.00 8,016,689
55 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
1/24 at 100.00 55,045
1,770 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A
11/29 at 100.00 1,811,294
1,840 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/31 at 100.00 1,893,332
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 3,276,593
150 Belmond Reserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2023, 5.500%,
11/01/52
11/33 at 100.00 152,253
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 1,084,985

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A
:
$ 705 5.375%, 11/01/36 11/27 at 100.00 $ 715,846
1,025 5.500%, 11/01/46 11/27 at 100.00 1,030,758
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 3,032,038
23,135 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
1/24 at 100.00 23,134,466
Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 1,790,184
2,975 5.125%, 5/01/48, 144A 5/28 at 100.00 2,888,110
1,985 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
1/24 at 100.00 1,985,903
2,500 Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023, 5.500%, 5/01/53, 144A
5/33 at 100.00 2,494,729
3,510 (d) Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52, (UB)
4/32 at 100.00 3,312,199
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 1,012,641
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 1,923,841
9,955 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/42, (AMT), (UB)
10/27 at 100.00 10,260,959
18,380 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/44, (AMT), (UB)
10/29 at 100.00 18,043,867
Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021
:
18,590 (d) 4.000%, 9/01/51 - BAM Insured, (UB) 9/31 at 100.00 18,225,246
5,000 (d) 4.000%, 9/01/51, (UB) 9/31 at 100.00 4,821,819
2,000 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 2,009,067
Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,315 5.125%, 11/01/38 11/27 at 100.00 1,322,199
1,910 5.250%, 11/01/47 11/27 at 100.00 1,889,024
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 4,822,754
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 1,741,295
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56, 144A
6/31 at 100.00 441,505
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 2,795,467
7,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 7,676,918
225 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call 223,053

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 $ 3,386,140
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A
:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 722,435
10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 9,786,589
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 942,255
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A
:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 975,943
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 1,822,566
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
1/24 at 104.00 1,594,237
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 745,209
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 4,079,538
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 4,023,255
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 3,496,035
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 4,708,205
42,506 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 4,250,568
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 10,020,813
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A
:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 3,127,018
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 3,018,809
5,750 (c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A
4/24 at 103.00 3,047,500
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A
:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 1,007,213
895 5.000%, 10/15/52, 144A 10/27 at 100.00 811,494
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 1,587,824
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 2,198,856
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 8,473,386
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015
:
765 5.625%, 11/01/36 11/26 at 100.00 780,638
1,855 5.750%, 11/01/47 11/26 at 100.00 1,874,979
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
625 5.125%, 5/01/38 5/28 at 100.00 630,112
1,235 5.250%, 5/01/49 5/28 at 100.00 1,227,934

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
$ 3,765 5.000%, 5/01/34 5/24 at 100.00 $ 3,771,275
9,305 5.125%, 5/01/45 5/24 at 100.00 9,274,417
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,470 5.000%, 5/01/32 5/27 at 100.00 1,487,949
6,205 5.000%, 5/01/48 5/27 at 100.00 5,992,823
1,000 Center Lake Ranch West Community Development District, Florida,
Revenue Bonds, Capital Improvement Assessment Area One Series 2023.,
5.750%, 5/01/43
5/34 at 100.00 1,018,621
1,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 824,003
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49, 144A
6/29 at 100.00 948,650
2,575 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
1/24 at 100.00 2,576,496
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
3,500 5.250%, 6/01/38 6/33 at 100.00 3,671,910
5,000 5.000%, 6/01/43 6/33 at 100.00 5,026,110
Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A
:
5,966 (c) 7.750%, 5/15/35, 144A 5/24 at 100.00 190,898
3,728 (c) 8.000%, 5/15/37, 144A 5/24 at 100.00 119,311
753 (c) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
6.500%, 5/15/49, 144A
5/25 at 100.00 24,098
Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A
:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 1,326,668
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 2,015,460
2,000 Connerton East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project, Series
2023, 5.375%, 6/15/53, 144A
6/33 at 100.00 2,021,345
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 939,250
Coral Bay of Lee County Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2022
:
320 5.500%, 5/01/42 5/32 at 100.00 321,033
500 5.625%, 5/01/52, 144A 5/32 at 100.00 500,779
Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017
:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 1,848,967
3,760 5.125%, 11/01/50, 144A 11/32 at 100.00 3,622,163
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
745 5.250%, 11/01/37 11/28 at 100.00 755,467
1,915 5.600%, 11/01/46 11/28 at 100.00 1,938,358

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
$ 2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 $ 2,369,055
3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 3,438,220
1,500 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2023, 5.375%, 5/01/53
5/33 at 100.00 1,483,489
1,965 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
5/24 at 100.00 1,977,167
2,120 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
5/24 at 100.00 2,126,752
3,740 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 3,321,439
1,230 Cypress Bay West Community Development District, Palm Bay, Florida,
Revenue Bonds, Assessment Area One Capital Improvement Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,229,882
2,600 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 2,550,078
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 117,125
1,215 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022,
5.125%, 5/01/52, 144A
5/32 at 100.00 1,153,176
1,500 Cypress Ridge Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area One Project, Series
2023, 5.875%, 5/01/53, 144A
5/33 at 100.00 1,518,643
1,500 Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 1,504,215
2,395 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 5.250%,
5/01/53
5/33 at 100.00 2,380,622
Downden West Community Development District, Florida, Revenue Bonds
Series 2018
:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 1,010,052
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 3,228,209
7,880 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 7,803,550
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
1,035 5.300%, 5/01/36 5/26 at 100.00 1,044,835
1,430 5.500%, 5/01/45 5/26 at 100.00 1,436,886
1,955 5.500%, 5/01/46 5/26 at 100.00 1,962,947
1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 2 Series 2023, 6.500%, 5/01/54
5/34 at 100.00 1,046,665
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 964,796

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
$ 1,470 5.125%, 5/01/39 5/29 at 100.00 $ 1,479,080
2,480 5.250%, 5/01/49 5/29 at 100.00 2,442,241
4,405 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1,
5.750%, 11/01/49, 144A
11/29 at 100.00 4,469,289
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 3,991,518
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 1,018,688
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 2,020,223
4,285 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 4,513,414
15,000 Everest GMR Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2023, 6.200%, 5/01/54
5/33 at 100.00 15,135,774
1,245 Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019, 5.000%, 11/01/39, 144A
11/29 at 100.00 1,249,114
750 Fallschase Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call 675,351
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 414,459
1,415 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46, 144A
6/26 at 100.00 1,423,387
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 774,501
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 1,518,951
830 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%,
6/15/46, 144A
6/26 at 100.00 834,920
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 1,678,202
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 1,461,215
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A
:
3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 2,759,889
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 2,123,456
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A
:
6,025 6.250%, 7/01/34 7/24 at 100.00 6,044,658
9,780 6.500%, 7/01/44 7/24 at 100.00 9,811,392
3,935 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44, 144A
7/27 at 100.00 3,731,092

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
$ 9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 $ 9,326,960
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 12,542,811
17,675 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
1/28 at 101.00 13,408,538
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 6,170,429
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 7,116,994
1,030 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2019A, 5.000%,
12/15/49, 144A
12/29 at 100.00 1,017,159
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 4,743,702
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 3,647,362
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 1,140,022
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 5,280,897
4,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 3,343,633
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 358,708
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 8,536,390
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 2,117,745
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 6,124,026
850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools
Project, Series 2020A, 5.000%, 6/01/40
6/28 at 100.00 782,816
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A
:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 3,253,793
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 6,097,322
8,210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 8,332,866
5,000 Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 6.000%, 8/15/57,
144A
8/32 at 100.00 4,831,652
30,325 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 30,552,316
210,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1,
7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 211,574,160

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,565 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 $ 2,564,775
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 127,797,957
472,335 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 462,951,876
50,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 49,786,240
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 184,201,213
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29, 144A
6/27 at 100.00 1,742,658
Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 4 Project, Series 2015
:
1,120 5.125%, 11/01/36 11/26 at 100.00 1,130,843
1,485 5.375%, 11/01/46 11/26 at 100.00 1,492,477
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 2,406,364
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 4,293,772
Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,000 5.000%, 12/15/37 12/27 at 100.00 1,003,291
2,000 5.125%, 12/15/46 12/27 at 100.00 1,972,897
440 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 447,903
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
5,525 5.375%, 11/01/40 11/29 at 100.00 5,217,678
8,390 5.500%, 11/01/50 11/29 at 100.00 7,728,594
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
1/24 at 100.00 1,631,359
3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment Area
Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 2,946,336
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 1,000,271
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 2,029,127
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 4,509,532

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 $ 1,004,886
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
1,840 4.750%, 11/01/39 11/29 at 100.00 1,774,039
3,670 5.000%, 11/01/50 11/29 at 100.00 3,468,451
8,000 (d) Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/54, (AMT), (UB)
10/29 at 100.00 8,292,405
20,000 (d) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 4.000%, 10/01/52,
(AMT), (UB)
10/27 at 100.00 18,870,954
Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
855 5.000%, 11/01/28 No Opt. Call 872,452
10,015 5.875%, 11/01/47 11/32 at 100.00 10,459,040
2,310 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 2,084,746
1,000 Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 1,011,781
1,410 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022, 4.700%,
5/01/42, 144A
5/32 at 100.00 1,299,041
4,725 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 4,731,804
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 945,447
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 1,871,413
1,000 Harmony West Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series
2023, 5.300%, 5/01/53, 144A
5/33 at 100.00 1,005,772
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 1,005,943
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 3,798,904
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 761,688
285 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 287,709
595 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-
2, 5.000%, 5/01/36, 144A
5/27 at 100.00 599,316
800 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 811,362
4,455 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 4,759,190

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 435 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
1/24 at 100.00 $ 435,187
1,015 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 978,676
Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2017
:
390 5.375%, 11/01/37 11/27 at 100.00 395,540
790 5.500%, 11/01/47 11/27 at 100.00 794,099
310 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 311,608
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/29 at 100.00 1,958,181
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 716,836
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 1,205,414
1,900 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 1,502,284
16,490 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 15,662,994
22,300 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 22,947,445
Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A
:
3,000 4.000%, 8/01/50 2/31 at 100.00 2,805,676
12,995 (d) 3.500%, 8/01/55 2/31 at 100.00 10,236,717
3,150 (d) 4.000%, 8/01/55, (UB) 2/31 at 100.00 2,888,563
350 Holly Hill Road East Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2020, 5.000%,
11/01/41
No Opt. Call 366,641
Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019
:
415 5.000%, 11/01/39, 144A 11/29 at 100.00 414,134
620 5.125%, 11/01/49, 144A 11/29 at 100.00 598,700
1,720 Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 6.000%,
12/15/53, 144A
12/33 at 100.00 1,767,909
Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015
:
1,905 5.000%, 11/01/35 11/25 at 100.00 1,913,046
2,905 5.125%, 11/01/45 11/25 at 100.00 2,856,714
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 942,960

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 4,265 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2023A,
5.500%, 10/01/53
10/33 at 100.00 $ 4,830,410
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
:
490 5.125%, 11/01/34 11/24 at 100.00 491,639
895 5.375%, 11/01/44 11/24 at 100.00 896,220
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
:
610 5.125%, 11/01/34 11/24 at 100.00 612,040
1,030 5.375%, 11/01/44 11/24 at 100.00 1,031,404
825 Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/49, 144A
7/29 at 100.00 752,570
3,510 Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 3,449,482
1,370 Lake Emma Community Development District, Lake County, Florida,
Special Assessment Bonds, Area 2 2023 Project, Series 2023, 5.500%,
5/01/53
5/33 at 100.00 1,366,780
1,000 Lake Harris Community Development District, Lake County, Florida,
Special Assessment  Bonds, 2023 Project Area Series 2023, 5.625%,
5/01/53, 144A
5/33 at 100.00 1,012,944
8,180 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 8,199,481
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 2,957,245
Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
1,595 5.000%, 5/01/38 5/28 at 100.00 1,600,564
2,660 5.100%, 5/01/48 5/28 at 100.00 2,588,365
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
420 4.875%, 5/01/39 5/29 at 100.00 406,457
575 5.000%, 5/01/49 5/29 at 100.00 539,071
3,695 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 3,695,289
1,110 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 4.700%,
5/01/39
5/29 at 100.00 1,075,724
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 5.100%,
5/01/48
5/28 at 100.00 2,517,959
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018
:
2,250 5.300%, 5/01/39 5/29 at 100.00 2,284,461
3,995 5.450%, 5/01/48 5/29 at 100.00 4,028,415
Lawson Dunes Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022
:
1,425 5.000%, 5/01/42, 144A 5/32 at 100.00 1,403,058
2,595 5.125%, 5/01/52, 144A 5/32 at 100.00 2,494,211
1,675 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
1/24 at 100.00 1,676,182

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
$ 4,865 5.250%, 6/15/27 1/24 at 100.00 $ 4,814,461
35,550 5.375%, 6/15/37 1/24 at 100.00 34,629,355
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
2,625 5.500%, 6/15/32, 144A 1/24 at 100.00 2,566,824
4,700 5.750%, 6/15/42, 144A 1/24 at 100.00 4,553,224
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
790 5.375%, 12/01/32, 144A 1/24 at 104.00 674,890
2,000 5.625%, 12/01/37, 144A 1/24 at 104.00 1,586,973
11,650 5.750%, 12/01/52, 144A 1/24 at 104.00 8,333,376
Lee County, Florida, Airport Revenue Bonds, Series 2021B
:
10,000 (d) 5.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 10,541,913
20,045 (d) 4.000%, 10/01/51, (AMT), (UB) 10/31 at 100.00 18,841,226
181 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
1/24 at 100.00 181,062
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 1,073,889
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
3,585 4.375%, 5/01/40 5/30 at 100.00 3,286,558
5,825 4.500%, 5/01/51 5/30 at 100.00 5,049,821
Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015
:
1,000 5.375%, 5/01/35 5/26 at 100.00 1,011,554
3,615 5.625%, 5/01/46 5/26 at 100.00 3,639,504
16,150 (d) Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB)
10/32 at 100.00 16,065,490
5,000 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 5,290,196
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
5/24 at 100.00 411,821
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 2,597,135
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 852,740
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 3,926,101
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 6,538,100
Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017
:
13,505 5.125%, 11/01/39 11/27 at 100.00 13,566,904
12,255 5.250%, 11/01/49 11/27 at 100.00 12,299,612
6,200 (d) Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.000%, 3/01/48, (UB)
No Opt. Call 6,838,798

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 32,240 (d) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 $ 33,319,369
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
1/24 at 100.00 30,012
6,300 Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 6,260,078
4,325 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 4,384,163
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014
:
1,000 5.000%, 9/15/34 9/24 at 100.00 1,008,449
1,730 5.250%, 9/15/44 9/24 at 100.00 1,737,634
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A
:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 1,504,826
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 3,508,016
12,855 (d) Miami-Dade County, Florida, General Obligation Bonds, Public Health
Trust Program Series 2021A, 4.000%, 7/01/50, (UB)
7/31 at 100.00 12,553,494
14,790 (d) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB)
10/31 at 100.00 14,131,564
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A
:
14,850 (d) 5.000%, 10/01/47, (AMT), (UB) 10/32 at 100.00 15,881,234
2,030 (d) 5.250%, 10/01/52, (AMT), (UB) 10/32 at 100.00 2,209,215
2,000 5.250%, 10/01/52, (AMT) 10/32 at 100.00 2,176,566
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1
:
11,960 (d) 4.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 11,359,169
7,935 (d) 4.000%, 10/01/50, (AMT), (UB) 10/31 at 100.00 7,496,221
5,000 (d) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 5,006,598
9,085 (d) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2020A, 4.000%, 7/01/49, (UB)
7/30 at 100.00 9,068,852
10,700 (d) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB)
10/29 at 100.00 10,481,703
15,995 (d) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/51, (UB)
10/31 at 100.00 15,702,367
2,400 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 2,488,810
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B
:
975 5.000%, 5/01/29 1/24 at 100.00 975,162
3,705 5.000%, 5/01/37 1/24 at 100.00 3,697,603
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
1/24 at 100.00 9,750,495
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/24 at 100.00 9,141,277

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022
:
$ 330 5.125%, 5/01/32, 144A No Opt. Call $ 336,197
1,005 5.600%, 5/01/42, 144A 5/32 at 100.00 1,022,299
1,655 5.750%, 5/01/53, 144A 5/32 at 100.00 1,676,892
2,625 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 2,634,154
2,645 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 5.125%, 11/01/48, 144A
11/28 at 100.00 2,599,580
870 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1/24 at 100.00 278,400
1,590 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22
No Opt. Call 508,800
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2023
:
1,000 5.750%, 5/01/43, 144A 5/33 at 100.00 1,010,781
2,055 6.000%, 5/01/54, 144A 5/33 at 100.00 2,076,914
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
715 5.500%, 11/01/39 11/30 at 100.00 731,611
1,240 5.625%, 11/01/49 11/30 at 100.00 1,255,321
1,945 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 1,939,361
1,000 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 1,003,016
8,025 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48
5/28 at 100.00 7,750,588
5,000 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
5/28 at 100.00 4,825,698
2,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 5.000%,
8/01/46
8/24 at 100.00 1,986,538
3,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/46
8/27 at 100.00 2,940,217
13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 13,374,697
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
3,280 5.500%, 8/01/39 8/29 at 100.00 3,364,356
5,730 5.625%, 8/01/49 8/29 at 100.00 5,806,411
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT), 144A
12/29 at 100.00 2,688,909
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 1,211,497
1,185 Orange Blossom Groves Community Development District, Collier
County, Florida, Special Assessment Bonds, 2023 Project, Series 2023,
5.375%, 6/15/53
6/33 at 100.00 1,197,647

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,240 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 $ 2,251,403
Osceola Chain Lakes Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
895 5.125%, 5/01/38 5/28 at 100.00 901,175
1,130 5.250%, 5/01/48 5/28 at 100.00 1,120,588
2,700 Palermo Community Development District, Florida, Special Assessment
Bonds, 2023 Project, Series 2023, 5.250%, 6/15/53
6/33 at 100.00 2,695,897
17,865 (d) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 17,103,703
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 8,583,183
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 1,198,773
1,000 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.600%, 5/01/53
5/33 at 100.00 1,006,499
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 584,309
2,185 Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 1,736,214
800 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 642,461
3,000 Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023,
5.400%, 5/01/53
5/33 at 100.00 2,939,204
1,000 (d) Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.000%, 9/01/48 - AGM Insured
3/33 at 100.00 1,084,523
2,000 Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 2,024,320
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
1/24 at 107.00 9,242,310
950 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 973,883
Preserve at South Branch Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018
:
500 5.250%, 11/01/38 11/29 at 100.00 516,145
1,000 5.375%, 11/01/49 11/29 at 100.00 1,008,819
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 1,513,104
2,215 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
1/24 at 100.00 2,215,080
1,000 Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,008,764

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2012
:
$ 1,155 6.125%, 11/01/32 No Opt. Call $ 1,231,186
1,000 6.875%, 11/01/42 11/32 at 100.00 1,107,991
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015
:
1,350 5.000%, 11/01/35 11/25 at 100.00 1,356,712
2,270 5.200%, 11/01/45 11/25 at 100.00 2,269,811
7,485 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 7,552,541
2,705 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47, 144A
11/27 at 100.00 2,658,088
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 2,498,760
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
675 4.500%, 5/01/39 5/29 at 100.00 640,501
2,000 4.625%, 5/01/50 5/29 at 100.00 1,812,001
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 147,787
1,065 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 4.000%, 5/01/52
5/32 at 100.00 882,065
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 962,802
1,365 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/38
5/28 at 100.00 1,369,742
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
:
565 5.450%, 5/01/31 5/26 at 100.00 571,829
820 5.600%, 5/01/37 5/26 at 100.00 829,390
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 1,199,837
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
:
1,000 5.875%, 11/01/37 11/27 at 100.00 1,034,098
995 6.000%, 11/01/47 11/27 at 100.00 1,021,182
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 2,035,307
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 3,783,957
1,510 Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022, 6.500%,
5/01/53, 144A
5/33 at 100.00 1,564,265
1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 1,930,345
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 1,711,462
1,250 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 1,211,534

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,250 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.500%, 6/15/53
6/33 at 100.00 $ 1,251,783
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 2,393,805
1,000 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
5.500%, 5/01/53
5/33 at 100.00 1,002,810
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 2,984,751
27,500 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 27,297,710
15,000 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52, (UB)
7/32 at 100.00 14,527,070
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52
7/32 at 100.00 1,917,573
2,500 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 5.750%,
5/01/53, 144A
5/33 at 100.00 2,503,340
1,045 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.375%, 11/01/53
11/33 at 100.00 1,080,399
2,410 Scenic Terrace North Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 6.125%, 5/01/54, 144A
5/33 at 100.00 2,451,691
4,105 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 3,606,316
1,130 Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,139,904
1,185 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023, 5.000%, 6/15/53
6/33 at 100.00 1,149,439
1,140 Seminole Palms Community Development District, Palm Coast, Florida,
Special Assessment Revenue Bonds, 2023 Project Area Series 2023,
5.700%, 5/01/53, 144A
5/33 at 100.00 1,149,738
Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019
:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 1,515,585
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 2,990,864
1,750 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area Two, Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,768,189
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 3,840,142
Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1
:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 393,540
580 5.375%, 11/01/48, 144A 11/28 at 100.00 580,543

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,100 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%,
5/01/49, 144A
No Opt. Call $ 1,110,962
310 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 311,451
1,995 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
5.000%, 5/01/38
5/24 at 101.00 2,008,165
3,985 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
5.250%, 11/01/48
11/27 at 100.00 3,929,848
5 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B,
5.350%, 11/01/29
No Opt. Call 5,164
1,500 Six Mile Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, 2023 Project Area Series
2023, 5.700%, 5/01/54, 144A
5/33 at 100.00 1,510,651
Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018
:
995 5.250%, 5/01/39 5/31 at 100.00 1,000,721
2,925 5.375%, 5/01/49 5/31 at 100.00 2,926,073
1,000 Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 1,007,170
25,775 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB)
5/26 at 100.00 25,291,090
5,000 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Series 2018, 4.000%, 5/01/48,
(UB)
5/28 at 100.00 4,921,975
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
:
50 5.000%, 5/01/29 5/27 at 100.00 50,817
780 5.375%, 5/01/37 5/27 at 100.00 791,291
2,740 5.625%, 5/01/47 5/27 at 100.00 2,764,011
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
1,510 5.000%, 5/01/38 5/28 at 100.00 1,515,246
3,750 5.375%, 5/01/49 5/28 at 100.00 3,750,767
8,250 South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017, 5.000%, 8/01/47 - BAM Insured
8/27 at 100.00 8,547,474
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
400 4.875%, 5/01/35 5/26 at 100.00 401,084
100 5.000%, 5/01/38 5/26 at 100.00 100,188
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
1/24 at 101.00 2,032,870
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
1,000 5.000%, 5/01/39 5/29 at 100.00 1,002,087
1,250 5.250%, 5/01/49 5/29 at 100.00 1,238,493

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014
:
$ 2,125 5.125%, 11/01/34 11/24 at 100.00 $ 2,132,621
3,265 5.500%, 11/01/44 11/24 at 100.00 3,273,545
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017
:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 1,535,680
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 2,963,608
2,400 State of Florida, Board of Governors, Florida Polytechnic University,
Florida, Dormitory Revenue Bonds, Series 2023A, 4.250%, 7/01/39 - BAM
Insured
7/33 at 100.00 2,486,411
2,195 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
1/24 at 100.00 2,195,682
1,000 Stonegate Preserve Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2023 Project Area Series
2023., 6.125%, 12/15/53
12/33 at 100.00 1,029,603
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
1/24 at 101.00 894,375
1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
6.375%, 11/01/52, 144A
11/42 at 100.00 1,061,104
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2023
Assessment Area Series 2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,032,092
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 4,064,796
1,075 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.375%, 6/15/52, 144A
6/32 at 100.00 1,064,910
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1
:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 506,064
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 1,321,237
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/46
5/27 at 100.00 1,521,440
1,820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call 1,646,553
785 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 720,080
Sunbridge Stewardship District, Florida, Special Assessment Revenue
Bonds, Weslyn Park Project, Series 2022
:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 987,136
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 1,951,413
11,540 (d) Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 5.000%, 11/15/46, (UB)
5/26 at 100.00 11,783,115
1,500 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 1,492,380
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 1,753,279

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,000 Terreno Community Development District, Collier County, Florida, Special
Assessment Bonds, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 $ 1,964,568
5,330 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 4,830,234
4,170 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
1/24 at 100.00 3,968,087
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 999,213
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 1,196,797
1,075 Tohoqua Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2018, 4.800%, 5/01/48
5/28 at 100.00 1,005,368
Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018
:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 573,018
975 5.000%, 5/01/48, 144A 5/28 at 100.00 941,739
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 4,900,156
18,550 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
1/24 at 100.00 17,563,068
23,470 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
1/24 at 100.00 235
8,035 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A,
(UB)
5/32 at 100.00 8,315,916
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 2,278,923
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 3,365,882
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 286,227
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3A Project, Series 2018
:
1,265 5.375%, 5/01/38 5/29 at 100.00 1,293,100
2,595 5.500%, 5/01/49 5/29 at 100.00 2,622,924
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 1,570,033
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 866,265
705 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 5.250%, 11/01/39, 144A
11/30 at 100.00 733,411
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 - AGM
Insured
11/32 at 100.00 821,299
35 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call 35,599

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018
:
$ 1,100 5.375%, 5/01/38 5/28 at 100.00 $ 1,113,058
3,355 5.500%, 5/01/49 5/28 at 100.00 3,365,765
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
1,400 5.000%, 11/01/39 11/29 at 100.00 1,401,762
2,500 5.125%, 11/01/49 11/29 at 100.00 2,418,829
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015
:
275 5.000%, 11/01/36 11/25 at 100.00 275,937
555 5.125%, 11/01/45 11/25 at 100.00 548,209
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 2,470,756
9,805 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 10,192,138
2,090 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 2,172,521
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 999,198
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project Series 2023.,
6.125%, 5/01/54, 144A
5/33 at 100.00 1,018,445
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.750%, 5/01/37
5/26 at 100.00 605,999
7,000 Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023, 5.875%,
5/01/53, 144A
5/33 at 100.00 7,051,785
5,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 6.250%, 5/01/53,
144A
5/33 at 100.00 5,130,139
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 258,718
1,985 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 2,003,123
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 1,471,850
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 2,556,957
860 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 846,024
1,525 Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023,
5.400%, 5/01/53, 144A
5/33 at 100.00 1,538,223

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,000 V-Dana Community Development District, Lee County, Florida, Special
Assessment Bonds, Area 2 - 2023 Project, Series 2023, 5.500%, 5/01/54,
144A
5/33 at 100.00 $ 3,028,078
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,135,942
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
1,110 5.000%, 11/01/39 11/29 at 100.00 1,112,081
1,060 5.000%, 11/01/39 11/29 at 100.00 1,061,987
1,820 5.125%, 11/01/49 11/29 at 100.00 1,763,062
1,745 5.125%, 11/01/49 11/29 at 100.00 1,690,408
1,075 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
1/24 at 101.00 1,086,708
4,400 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
1/24 at 100.00 4,400,917
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017
:
1,640 4.750%, 11/01/38 11/27 at 100.00 1,598,331
2,200 5.000%, 11/01/48 11/27 at 100.00 2,099,225
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017
:
1,295 4.750%, 11/01/38 11/27 at 100.00 1,262,096
1,795 5.000%, 11/01/48 11/27 at 100.00 1,712,777
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017
:
895 5.000%, 11/01/38 11/27 at 100.00 897,896
1,410 5.125%, 11/01/48 11/27 at 100.00 1,369,509
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022
:
1,140 6.450%, 11/01/42 11/32 at 100.00 1,197,746
1,500 6.625%, 11/01/52 11/32 at 100.00 1,579,638
1,195 Verano 4 Community Development District, Florida, Special Assessment
Revenue Bonds, Arbor Creek Phase One Assessment Area Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,216,592
3,725 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A
5/31 at 100.00 3,765,339
1,625 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022, 5.250%,
5/01/53, 144A
5/32 at 100.00 1,584,463
1,310 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 1,319,277
1,790 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 1,652,942
1,000 Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023,
5.600%, 5/01/53
5/33 at 100.00 1,005,686

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
$ 1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 $ 1,938,028
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 3,938,537
Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
1,920 5.125%, 11/01/35 11/24 at 100.00 1,926,266
1,535 5.250%, 5/01/39 5/27 at 100.00 1,545,132
1,340 Wellness Ridge Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 1,354,301
1,270 West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 6/15/53,
144A
6/33 at 100.00 1,284,791
2,400 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 1,916,861
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 651,553
3,000 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2022, 5.500%,
5/01/53
5/33 at 100.00 3,008,945
2,500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 2,532,361
Westside Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area,
Series 2018
:
475 5.000%, 5/01/38, 144A 5/28 at 100.00 478,395
575 5.200%, 5/01/48, 144A 5/28 at 100.00 574,080
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
750 5.750%, 6/15/42, 144A 6/32 at 100.00 768,619
1,500 6.000%, 6/15/52, 144A 6/32 at 100.00 1,535,847
4,060 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023, 5.600%, 5/01/53, 144A
5/33 at 100.00 4,061,214
1,000 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 2 Series
2023, 5.625%, 5/01/53
5/33 at 100.00 1,006,042
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 2,492,682
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
1,500 5.000%, 5/01/39 5/29 at 100.00 1,501,739
3,000 5.200%, 5/01/50 5/29 at 100.00 2,922,427
1,250 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,261,629
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 1,818,258

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 $ 951,565
350 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 333,933
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
:
300 5.375%, 5/01/35 5/25 at 100.00 302,518
2,365 5.625%, 5/01/45 5/25 at 100.00 2,375,136
1,700 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 5.000%, 5/01/47
5/26 at 100.00 1,601,684
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022,
6.000%, 5/01/53
5/33 at 100.00 1,035,801
Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016
:
510 5.125%, 5/01/36 5/28 at 100.00 515,956
925 5.500%, 5/01/46 5/28 at 100.00 931,570
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
1,500 5.500%, 11/01/39, 144A 11/30 at 100.00 1,535,540
2,570 5.625%, 11/01/49, 144A 11/30 at 100.00 2,601,753
Total Florida 2,786,649,318
Georgia - 2.3%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
500 (c) 6.500%, 1/01/29 1/28 at 100.00 225,000
24,900 (c) 6.750%, 1/01/35 1/28 at 100.00 11,205,000
31,660 (c) 7.000%, 1/01/40 1/28 at 100.00 14,247,000
1,290 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
1/24 at 100.00 939,217
8,810 (d) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB)
7/29 at 100.00 8,473,284
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,600 (d) 5.250%, 7/01/42, (AMT), (UB) 7/33 at 100.00 4,014,530
4,650 (d) 5.250%, 7/01/43, (AMT), (UB) 7/33 at 100.00 5,167,767
25,665 (d) Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
7/29 at 100.00 25,018,696
420 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 388,920
5,510 (d) Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic
Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 4,174,757
5,515 (d) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47, (UB)
4/27 at 100.00 5,644,670
3,945 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023A, 5.000%,
4/01/53 - AGM Insured
4/33 at 100.00 4,231,261

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 3,500 (d) Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.750%,
4/01/53, (UB)
4/33 at 100.00 $ 3,998,194
6,030 (d) Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 2017, 4.000%, 8/15/48, (UB)
2/28 at 100.00 5,799,260
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
1/24 at 100.00 4,750,867
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
10,000 (d) 5.000%, 4/01/47, (UB) 4/27 at 100.00 10,235,123
5,650 5.000%, 4/01/47 4/27 at 100.00 5,782,844
7,785 (d) 4.000%, 4/01/50, (UB) 4/30 at 100.00 7,548,257
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A
:
11,900 (d) 4.000%, 1/01/59 - AGM Insured, (UB) 7/28 at 100.00 11,584,109
25,395 (d) 5.000%, 1/01/63, (UB) 7/28 at 100.00 25,829,582
Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017
:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 1,872,319
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 1,577,890
34,665 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49, (UB)
No Opt. Call 36,840,413
5,765 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60, (UB)
7/25 at 100.00 5,788,477
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A
:
11,600 (d) 4.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 11,407,402
56,015 (d) 5.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 57,632,175
1,300 5.000%, 1/01/49 7/28 at 100.00 1,331,659
28,170 (d) 5.000%, 1/01/59, (UB) 7/28 at 100.00 28,652,070
11,200 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured, (UB)
1/33 at 100.00 11,716,419
15,280 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 4.500%, 7/01/63, (UB)
7/32 at 100.00 15,490,768
11,650 (d) Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49 - BAM Insured, (UB)
1/29 at 100.00 11,456,572
15,220 (d) Walton Industrial Building Authority, Georgia, Revenue Bonds, Walton
County Jail Facility Project, Series 2021, 4.000%, 2/01/52, (UB)
2/32 at 100.00 15,154,706
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 2,853,219
Total Georgia 361,032,427
Hawaii - 0.1%
3,530 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52,
144A
5/33 at 100.00 3,555,757
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 1,349,439
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
1/24 at 100.00 3,042,907

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii (continued)
$ 16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 $ 11,435,324
Total Hawaii 19,383,427
Idaho - 0.1%
3,298 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
1/24 at 100.00 3,302,317
955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 980,271
4,040 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 3,246,830
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31,
144A
7/26 at 103.00 645,613
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 641,861
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 1,997,524
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 5,054,356
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 263,507
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 1,520,763
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Xavier Charter School, Inc. Project, Series 2015A
:
975 5.000%, 6/01/35 6/25 at 100.00 990,311
2,380 5.000%, 6/01/44 6/25 at 100.00 2,393,355
Total Idaho 21,036,708
Illinois - 9.1%
5,940 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
1/24 at 100.00 5,940,522
2,299 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 2,299,194
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 3,792,808
4,360 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 4,058,496
111,670 (d) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB)
4/27 at 100.00 116,097,369
7,500 (d) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB)
4/28 at 100.00 7,558,962
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
5,550 (d) 5.000%, 4/01/45, (UB) 4/33 at 100.00 5,800,320
11,825 (d) 5.750%, 4/01/48, (UB) 4/33 at 100.00 12,950,630
15,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
1/24 at 100.00 14,844,327

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 $ 3,000,300
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 18,233,423
1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 1,269,606
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 4,952,660
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 266,085,281
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 45,995,120
8,750 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB)
12/26 at 100.00 8,973,690
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
8,445 (d) 4.000%, 12/01/50 - BAM Insured, (UB) 12/29 at 100.00 8,180,880
6,905 (d) 4.000%, 12/01/55 - BAM Insured, (UB) 12/29 at 100.00 6,588,082
6,500 (d) 5.000%, 12/01/55, (UB) 12/29 at 100.00 6,750,717
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A
:
21,000 (d) 5.000%, 12/01/46 - BAM Insured, (UB) 12/31 at 100.00 22,621,091
2,375 (d) 5.000%, 12/01/52, (UB) 12/31 at 100.00 2,427,201
6,195 (d) 5.000%, 12/01/57, (UB) 12/31 at 100.00 6,318,664
79,940 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44 - BAM Insured, (UB)
12/24 at 100.00 80,291,880
639 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
1/24 at 100.00 638,712
4,264 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
1/24 at 100.00 3,113,038
3,618 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
1/24 at 100.00 3,618,487
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A
:
4,000 5.000%, 1/01/39 1/29 at 100.00 4,207,627
7,000 (d) 4.000%, 1/01/43, (UB) 1/29 at 100.00 7,000,177
23,750 (d) 5.000%, 1/01/48, (UB) 1/29 at 100.00 24,484,497
9,000 (d) 4.375%, 1/01/53, (UB) 1/29 at 100.00 8,971,564
4,500 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 4,513,261
5,000 (d) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB)
1/27 at 100.00 5,079,725
5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 5,079,724
2,345 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 2,458,391
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
10,000 (d) 4.500%, 1/01/48, (UB) 1/31 at 100.00 10,116,582
9,000 (d) 4.625%, 1/01/53, (UB) 1/31 at 100.00 9,112,993

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 15,000 (d) 5.250%, 1/01/53, (UB) 1/31 at 100.00 $ 15,793,329
12,990 (d) 5.250%, 1/01/53 1/31 at 100.00 13,677,023
13,475 (d) 5.000%, 1/01/55, (UB) 1/32 at 100.00 14,038,568
1,490 5.000%, 1/01/55 1/32 at 100.00 1,552,316
6,000 (d) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 6,381,685
2,500 (d) Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB)
1/25 at 100.00 2,527,375
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
5,000 (d) 5.625%, 1/01/30, (UB) 1/27 at 100.00 5,249,495
87,600 (d) 6.000%, 1/01/38, (UB) 1/27 at 100.00 92,016,617
2,740 (d),(g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.250%, 1/01/28, (Pre-refunded 1/01/25), (UB)
1/25 at 100.00 2,801,663
Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D
:
5,000 (d) 5.500%, 1/01/33, (UB) 1/25 at 100.00 5,067,000
6,850 (d) 5.500%, 1/01/37, (UB) 1/25 at 100.00 6,925,007
10,815 (d) 5.500%, 1/01/40, (UB) 1/25 at 100.00 10,892,738
3,365 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB)
1/26 at 100.00 3,409,849
310 Chicago, Illinois, General Obligation Bonds, Series 2014A, 5.250%,
1/01/32
1/24 at 100.00 310,246
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
3,900 (d) 5.500%, 1/01/35, (UB) 1/25 at 100.00 3,950,483
4,775 (d) 5.500%, 1/01/39, (UB) 1/25 at 100.00 4,812,590
1,795 (d) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 1,842,816
8,110 (d) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 8,160,186
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
7,200 (d) 5.250%, 1/01/58 - AGM Insured, (UB) 7/33 at 100.00 7,890,649
7,000 5.500%, 1/01/62 - AGM Insured 7/33 at 100.00 7,808,431
9,435 (d) Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 4.000%, 11/01/40 - AGM Insured, (UB)
5/32 at 100.00 9,668,761
8,650 (d) Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.500%, 11/01/62 - AGM Insured, (UB)
5/33 at 100.00 9,634,004
Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A
:
11,295 (c) 6.250%, 11/01/36, 144A 11/26 at 100.00 10,284,537
13,325 (c) 6.375%, 11/01/46, 144A 11/26 at 100.00 11,167,233
600 (c) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A
No Opt. Call 590,066
46,000 (d) Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB)
11/28 at 100.00 45,348,488
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 2,914,542
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 3,097,344

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
$ 845 5.750%, 12/01/35, 144A 12/25 at 100.00 $ 852,237
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 4,489,091
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
4,500 5.250%, 5/15/42 5/24 at 103.00 3,704,641
1,800 5.250%, 5/15/54 5/24 at 103.00 1,346,447
27,150 5.500%, 5/15/54 5/24 at 103.00 21,130,733
12,990 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38, (UB)
8/24 at 100.00 13,010,701
17,295 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015, 4.125%, 5/01/45, (UB)
5/25 at 100.00 17,118,102
6,000 (d) Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39,
(UB)
8/27 at 100.00 6,052,534
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 2,500,771
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
1/24 at 100.00 4,952,472
2,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 2,033,188
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
1,300 5.000%, 3/01/47 9/32 at 100.00 1,272,045
1,200 5.000%, 3/01/52 9/32 at 100.00 1,146,632
1,500 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University,
Refunding Series 2016, 3.000%, 9/01/30
9/26 at 100.00 1,460,242
6,000 (d) Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 4.000%, 5/15/50, (UB)
11/30 at 100.00 5,570,587
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding
Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 2,993,891
2,400 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 2,224,331
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
5,150 6.125%, 4/01/49, 144A 10/28 at 100.50 4,862,716
33,605 6.125%, 4/01/58, 144A 10/28 at 100.50 31,145,269
6,500 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 6,214,166
25,000 (d) Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB)
2/27 at 100.00 25,031,585
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
1/24 at 100.00 2,810,590
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 1,319,541
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 16,341,998
Illinois State, General Obligation Bonds, May Series 2014
:
7,625 (d) 5.000%, 5/01/33, (UB) 5/24 at 100.00 7,657,871
100 5.000%, 5/01/36 5/24 at 100.00 100,310

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 $ 11,325,122
14,250 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/39
10/32 at 100.00 16,241,778
6,665 (d) Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 6.262%, 2/01/39 - AGM Insured, 144A, (IF)
2/24 at 100.00 6,682,590
1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 1,250,116
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
2,500 (d) 4.000%, 6/15/50 - BAM Insured, (UB) 12/29 at 100.00 2,414,231
2,000 5.000%, 6/15/50 12/29 at 100.00 2,067,851
8,715 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/41 - AGM Insured
No Opt. Call 4,237,760
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
7,360 (d) 5.000%, 6/15/53, (UB) 12/25 at 100.00 7,435,405
5,000 (d) 5.500%, 6/15/53, (UB) 12/25 at 100.00 5,105,854
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A
:
10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call 2,188,738
13,000 (d) 5.000%, 6/15/57, (UB) 12/27 at 100.00 13,268,174
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
5,000 4.950%, 12/15/47 6/38 at 100.00 3,646,562
19,140 0.000%, 12/15/54 No Opt. Call 4,377,002
6,980 0.000%, 12/15/54 - BAM Insured No Opt. Call 1,675,322
53,700 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured, (UB)
No Opt. Call 22,760,906
6,270 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call 2,657,558
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
28,930 (d) 0.000%, 12/15/37 - NPFG Insured No Opt. Call 17,198,402
6,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 3,067,332
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call 75,596
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 2,161,171
2,437 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
1/24 at 100.00 2,436,542
4,030 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
1/24 at 100.00 4,030,616
0 (h) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call 98
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A
:
7,400 (d) 4.000%, 1/01/48 - BAM Insured, (UB) 1/28 at 100.00 7,409,425
24,280 (d) 5.000%, 1/01/48, (UB) 1/28 at 100.00 25,090,988

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
1/24 at 100.00 $ 10,800,015
3,370 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Elgin Math & Science Academy Charter School, Series
2023A, 5.875%, 3/01/58
3/30 at 100.00 3,284,923
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 905,411
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 1,189,330
1,187 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
1/24 at 100.00 1,187,867
3,695 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
1/24 at 100.00 1,588,850
2,082 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
1/24 at 100.00 2,081,606
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
1/24 at 100.00 1,842,311
4,120 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
1/24 at 100.00 4,120,978
Total Illinois 1,434,388,163
Indiana - 1.5%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 2,005,850
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 5,917,630
Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017
:
410 5.125%, 1/01/32 1/24 at 104.00 357,831
4,465 5.350%, 1/01/38 1/24 at 104.00 3,645,141
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 4,130,621
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call 246,154
1,595 (d) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 7.374%, 4/01/30 -
AMBAC Insured, 144A, (IF)
No Opt. Call 2,370,406
Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A
:
4,060 6.000%, 3/01/33 1/24 at 100.00 4,055,363
7,355 6.250%, 3/01/43 1/24 at 100.00 6,776,961
2,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 2,368,625
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 2,376,982
240 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call 226,786

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 $ 4,474,613
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 2,203,023
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 5,710,645
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48, 144A
7/28 at 100.00 4,876,972
Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A
:
625 5.000%, 6/01/51 6/31 at 100.00 507,752
550 5.000%, 6/01/56 6/31 at 100.00 437,774
10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 7,777,293
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
1/24 at 100.00 21,355,030
8,915 (d) Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A, 5.000%, 11/01/51, (UB)
11/25 at 100.00 9,052,450
45,000 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53,
(UB)
10/33 at 100.00 49,037,881
16,500 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 17,980,557
10,400 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB)
12/29 at 100.00 9,986,718
36,975 (d) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 37,487,300
7,510 (d) Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 4.125%, 2/01/52,
(UB)
8/33 at 100.00 7,514,322
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
3,700 6.000%, 3/01/53 3/33 at 100.00 4,044,546
2,400 6.125%, 3/01/57 3/33 at 100.00 2,625,040
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 3,523,842
1,650 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
1/24 at 100.00 1,662,664
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
1/24 at 100.00 1,502,183
12,913 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 129
130 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
12/01/28
No Opt. Call 1
Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017
:
390 5.100%, 1/01/32 1/24 at 104.00 339,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 4,560 5.350%, 1/01/38 1/24 at 104.00 $ 3,722,697
Total Indiana 230,301,574
Iowa - 0.6%
47,975 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/24 at 100.00 47,274,623
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
16,000 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 16,700,771
13,505 (d) 5.000%, 12/01/50 12/29 at 103.00 14,147,226
16,000 (d) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2023E, 4.950%, 7/01/53, (UB)
7/32 at 100.00 16,339,235
Total Iowa 94,461,855
Kansas - 0.2%
4,205 (d) Kansas State Development Finance Authority, Facilities Revenue Bonds,
K-State Athletics Incorporated Project Series 2023C, 4.250%, 7/01/42, (UB)
7/31 at 100.00 4,258,558
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special
Obligation Series 2006
:
2,596 (c) 1.000%, 3/01/26 1/24 at 100.00 1,142,388
543 (c) 1.000%, 3/01/28 No Opt. Call 238,993
1,996 (c) Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28
8/22 at 100.00 379,185
2,300 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34
1/24 at 100.00 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
5,000 (c) 5.250%, 12/15/29 1/24 at 100.00 2,575,000
10,955 (c) 6.000%, 12/15/32 1/24 at 100.00 4,861,343
10,755 (d) University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019A, 5.000%, 9/01/48, (UB)
3/29 at 100.00 11,234,387
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
1,000 5.750%, 9/01/32 9/25 at 100.00 932,010
10,845 6.000%, 9/01/35 9/25 at 100.00 9,948,569
Total Kansas 36,720,433
Kentucky - 0.2%
2,905 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 2,624,744
4,580 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 4,373,400
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 3,218,198
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 748,892
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.750%, 11/15/45
11/25 at 100.00 2,162,497
3,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 3,125,679

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 2,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 $ 2,009,504
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 4,144,415
7,500 (d) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32),
(UB)
11/31 at 100.18 8,179,224
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 5,360,013
1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 1,308,579
Total Kentucky 37,255,145
Louisiana - 0.8%
33,905 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
1/24 at 100.00 33,911,249
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 4,239,929
1,010 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,067,866
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018
:
1,650 5.375%, 11/01/38, 144A 11/28 at 100.00 1,709,346
1,390 5.500%, 11/01/39, 144A 11/28 at 100.00 1,450,235
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 3,099,909
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 9,141,409
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A
:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 2,904,835
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 3,172,222
4,225 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 3,402,947
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 1,156,759
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 3,019,934
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 3,217,897
8,940 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
1/24 at 100.00 8,941,481

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
$ 1,000 (c) 5.000%, 6/01/41, 144A 6/31 at 100.00 $ 700,000
2,500 (c) 5.000%, 6/01/51, 144A 6/31 at 100.00 1,750,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 480,732
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 1,390,851
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
815 6.375%, 6/01/52, 144A 6/31 at 100.00 791,536
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 1,487,842
Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A
:
320 7.750%, 12/15/31 1/24 at 100.00 320,609
7,425 8.000%, 12/15/41 1/24 at 100.00 7,438,012
Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A
:
3,900 8.250%, 12/15/38 1/24 at 100.00 3,903,247
4,125 8.375%, 12/15/43 1/24 at 100.00 4,128,363
5,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 50
Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo
Academies EBR - GEO Prep Mid-City Project, Series 2022
:
1,030 6.125%, 6/01/52, 144A 6/30 at 101.00 1,044,918
1,425 6.250%, 6/01/62, 144A 6/30 at 101.00 1,447,670
2,500 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 2,731,485
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 12,246,939
Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015
:
865 5.250%, 11/15/29 11/24 at 100.00 855,926
1,000 5.250%, 11/15/37 11/24 at 100.00 938,947
1,155 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 1,015,025
Total Louisiana 123,108,170
Maine - 0.0%
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/24 at 100.00 3,957,502
Total Maine 3,957,502
Maryland - 0.9%
Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014
:
1,035 5.125%, 7/01/36 7/24 at 100.00 1,038,278
1,840 5.250%, 7/01/44 7/24 at 100.00 1,843,221
6,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 5,839,282

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 $ 1,516,846
1,995 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 1,790,499
Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014
:
725 5.800%, 2/15/34 2/24 at 100.00 725,192
1,000 6.100%, 2/15/44 2/24 at 100.00 1,000,276
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
1,650 (c) 5.000%, 12/01/22 No Opt. Call 990,000
90,070 (c) 5.000%, 12/01/31 1/24 at 100.00 54,042,000
4,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
1/24 at 100.00 2,700,000
3,250 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 2,736,032
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 985,170
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 1,709,218
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 1,454,155
22,465 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47, (UB)
7/25 at 100.00 22,681,617
4,000 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45, (UB)
5/27 at 100.00 4,091,773
11,975 (d) Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46, (UB)
6/31 at 100.00 12,048,861
22,745 (d) Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44, (UB)
6/25 at 100.00 22,624,076
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 1,918,482
Total Maryland 141,734,978
Massachusetts - 0.4%
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 9,990,792
7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 7,524,018
13,930 (d) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 13,588,935
5,500 (d) Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 5,645,270
10,000 (d) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53, (UB)
6/33 at 100.00 11,046,365
14,000 (d) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, 5.000%, 6/01/51, (UB)
6/33 at 100.00 15,510,529
Total Massachusetts 63,305,909

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 1.8%
$ 940 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
1/24 at 100.00 $ 940,223
1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
1/24 at 100.00 1,665,022
Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007
:
1,625 5.000%, 11/01/26 1/24 at 100.00 1,569,692
3,750 5.250%, 11/01/31 1/24 at 100.00 3,208,959
3,840 5.250%, 11/01/36 1/24 at 100.00 2,950,835
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
2,295 6.000%, 10/01/33 1/24 at 100.00 2,206,446
4,110 6.000%, 10/01/43 1/24 at 100.00 3,771,761
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 6,699,490
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
1/24 at 100.00 3,413,077
6,000 (d) Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 4.125%, 6/01/48
- AGM Insured, (UB)
6/33 at 100.00 6,018,578
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018
:
27,005 (d) 4.000%, 11/01/48 - BAM Insured, (UB) 11/28 at 100.00 26,712,477
19,935 (d) 4.000%, 11/01/48, (UB) 11/28 at 100.00 19,414,766
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%,
5/01/46
5/31 at 100.00 2,932,623
11,780 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 12,001,757
12,000 (d) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41, (UB)
11/26 at 100.00 12,269,072
12,270 (d) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48, (UB)
11/29 at 100.00 12,752,391
Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A
:
19,990 (d) 4.000%, 2/15/44, (UB) 8/29 at 100.00 19,592,855
6,525 (d) 4.000%, 2/15/50, (UB) 8/29 at 100.00 6,170,903
12,115 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 12,118,975
7,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 7,144,009
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
2,490 4.400%, 4/01/31, 144A 4/28 at 100.00 2,156,216
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 3,549,597
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021
:
935 4.250%, 12/01/39 12/27 at 100.00 741,703
1,000 5.000%, 12/01/46 12/27 at 100.00 816,332

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
1/24 at 100.00 $ 388,408
10,765 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 8,356,761
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 1,216,986
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A
:
13,650 (d) 4.700%, 12/01/43 6/32 at 100.00 14,094,639
6,500 (d) 4.700%, 12/01/43, (UB) 6/32 at 100.00 6,711,733
6,000 (d) 4.900%, 12/01/48, (UB) 6/32 at 100.00 6,161,044
5,000 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 5.000%, 6/01/54, (UB)
12/32 at 100.00 5,217,356
775 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
1/24 at 100.00 775,111
1,850 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 1,841,479
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
1/24 at 100.00 1,506,408
8,295 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47, (UB)
10/33 at 100.00 8,360,084
9,990 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 9,820,233
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 34,577,834
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
1/24 at 13.26 452,466
99,020 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
1/24 at 15.53 12,695,107
Renaissance Public School Academy, Michigan, Public School Academy
Revenue Bonds, Series 2012A
:
610 5.500%, 5/01/27 1/24 at 100.00 610,029
1,565 6.000%, 5/01/37 1/24 at 100.00 1,565,242
1,200 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
1/24 at 100.00 1,148,796
Total Michigan 286,317,475
Minnesota - 1.1%
Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014
:
1,200 5.375%, 11/01/34 11/24 at 100.00 1,141,714
1,000 5.125%, 11/01/49 11/24 at 100.00 824,598
Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A
:
3,040 5.000%, 7/01/38 7/26 at 102.00 2,764,853
1,570 5.000%, 7/01/53 7/26 at 102.00 1,310,780

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 $ 6,732,824
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 1,218,994
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
750 5.500%, 7/01/40 7/25 at 100.00 674,085
1,420 5.750%, 7/01/46 7/25 at 100.00 1,262,867
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 1,841,816
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
700 5.000%, 7/01/36 7/24 at 102.00 659,910
2,510 5.000%, 7/01/47 7/24 at 102.00 2,153,733
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
6,000 5.000%, 7/01/49 7/27 at 102.00 5,197,112
2,000 5.000%, 7/01/54 7/27 at 102.00 1,706,809
Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A
:
1,050 5.500%, 7/01/30 7/25 at 100.00 1,024,848
6,200 5.875%, 7/01/40 7/25 at 100.00 5,859,248
5,000 6.000%, 7/01/45 7/25 at 100.00 4,652,586
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 1,000,563
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A
:
1,000 5.000%, 10/01/37 10/24 at 100.00 934,730
1,700 5.000%, 10/01/49 10/24 at 100.00 1,456,590
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
9,080 (d) 5.000%, 2/15/58, (UB) 2/28 at 100.00 9,195,882
4,700 5.000%, 2/15/58 2/28 at 100.00 4,759,983
9,665 (d) 5.250%, 2/15/58, (UB) 2/28 at 100.00 9,958,169
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 1,927,359
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A
:
2,360 5.000%, 7/01/36 7/26 at 100.00 2,166,255
4,925 5.000%, 7/01/47 7/26 at 100.00 4,124,242
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 1,616,646
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
810 5.000%, 7/01/34 7/24 at 100.00 810,660
2,965 5.000%, 7/01/44 7/24 at 100.00 2,791,043
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 1,601,724
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 8,272,236

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call $ 568,125
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
1/24 at 100.00 2,289,566
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,149,400
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A
:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 1,253,222
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 1,724,382
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
1,300 5.500%, 7/01/52 7/32 at 100.00 1,211,760
2,490 5.500%, 7/01/57 7/32 at 100.00 2,297,709
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 910,827
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A
:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 1,106,243
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,271,897
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 5,585,301
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A
:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 1,660,037
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 5,274,399
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
500 5.000%, 9/01/34 9/24 at 100.00 482,342
1,840 5.000%, 9/01/44 9/24 at 100.00 1,635,555
2,000 (c) Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 1,300,000
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
2,025 5.000%, 4/01/36 4/26 at 100.00 1,818,449
3,085 5.000%, 4/01/46 4/26 at 100.00 2,479,597
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 2,458,726
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
8,520 5.500%, 3/01/58, 144A 3/33 at 100.00 7,950,103
13,850 5.500%, 3/01/63, 144A 3/33 at 100.00 12,789,101
1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 1,480,863
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 2,008,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 $ 3,725,088
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A
:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 1,161,585
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 1,184,564
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A
:
40 5.000%, 7/01/35 7/25 at 100.00 38,676
1,715 5.300%, 7/01/45 7/25 at 100.00 1,632,639
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
1/24 at 100.00 914,874
Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian Center Project,
Series 2007A
:
760 5.300%, 11/01/30 1/24 at 100.00 735,851
1,225 5.375%, 5/01/43 1/24 at 100.00 1,063,530
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 1,739,080
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
1/24 at 100.00 847,387
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 4,274,167
Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A
:
1,125 5.000%, 6/15/49 6/27 at 100.00 1,028,301
1,595 5.000%, 6/15/54 6/27 at 100.00 1,436,570
Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans
Homes LP, Series 2007
:
530 5.250%, 2/01/27, (AMT) 1/24 at 100.00 528,193
800 5.500%, 2/01/42, (AMT) 1/24 at 100.00 751,990
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016
:
315 4.500%, 6/01/36 6/24 at 100.00 269,830
730 4.750%, 6/01/46 6/24 at 100.00 593,583
Total Minnesota 172,274,989
Mississippi - 0.1%
5,425 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 4,593,061
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 5,005,544
992 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
2/24 at 100.00 859,932
Total Mississippi 10,458,537

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 1.4%
$ 1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 $ 1,000,235
4,326 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
1/24 at 100.00 3,701,590
145 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
1/24 at 103.00 149,550
2,817 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
1/24 at 100.00 817,001
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
1/24 at 100.00 1,600,317
10,000 (d) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.250%, 12/01/53, (UB)
12/33 at 100.00 9,961,218
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A
:
7,895 (d) 4.000%, 3/01/45, (AMT), (UB) 3/30 at 100.00 7,697,593
20,140 (d) 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) 3/30 at 100.00 19,176,402
10,000 (d) 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) 3/30 at 100.00 10,416,339
3,515 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 3,109,763
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 734,122
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 2,809,960
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46,
144A
4/26 at 100.00 3,877,713
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/42
5/27 at 100.00 971,918
539 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
1/24 at 100.00 470,667
2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
1/24 at 100.00 1,919,722
Lees Summit Industrial Development Authority, Missouri, Special
Assessment and Sales Tax Revenue Bonds, Summit Fair Community
Improvement District Project, Series 2012
:
620 5.000%, 5/01/35 1/24 at 100.00 575,773
2,365 6.000%, 5/01/42 1/24 at 100.00 2,196,190
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37, 144A
11/27 at 100.00 2,300,260
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 3,955,107
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 3,710,318

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46, 144A
6/25 at 100.00 $ 6,642,369
1,000 M150 and 135th Street Transporation Development District, Kansas City,
Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%,
10/01/43
10/27 at 100.00 851,887
15,500 (d) Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 4.000%,
11/15/48, (UB)
5/28 at 100.00 15,256,968
10,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45, (UB)
11/24 at 100.00 10,031,195
5,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 - BAM
Insured, (UB)
6/30 at 100.00 4,954,170
15,215 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 16,444,266
6,570 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54,
(UB)
2/29 at 100.00 6,212,804
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 2,642,900
1,433 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call 1,066,587
3,275 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 3,137,829
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 2,477,195
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A
:
600 5.000%, 8/15/35 8/25 at 100.00 549,341
1,800 5.125%, 8/15/45 8/25 at 100.00 1,528,278
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 2,817,594
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
9,330 (d) 4.000%, 12/01/42, (UB) 12/30 at 100.00 9,420,996
10,210 (d) 4.000%, 12/01/44, (UB) 12/30 at 100.00 10,254,021
10,620 (d) 4.000%, 12/01/45, (UB) 12/30 at 100.00 10,629,126
8,465 (d) 4.250%, 12/01/46, (UB) 12/30 at 100.00 8,581,869
10,885 (d) 4.000%, 12/01/47, (UB) 12/30 at 100.00 10,840,158
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 4,635,005
1,664 (c) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27
3/24 at 100.00 249,600
251 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
1/24 at 100.00 251,076
2,278 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
1/24 at 100.00 1,047,880

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,154 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
1/24 at 100.00 $ 680,860
2,205 (c) St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26
No Opt. Call 220,500
130 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
1/24 at 103.00 134,172
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 929,363
3,075 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 3,113,317
Total Missouri 216,753,084
Montana - 0.0%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 447,580
Total Montana 447,580
Nebraska - 0.5%
11,090 (d) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47, (UB)
5/27 at 100.00 11,416,504
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 3,431,902
13,660 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.550%, 9/01/48, (UB)
3/32 at 100.00 13,795,197
18,965 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.800%, 9/01/53, (UB)
3/32 at 100.00 19,377,305
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2021A
:
14,000 (d) 4.000%, 2/01/51 - AGM Insured, (UB) 8/30 at 100.00 14,009,250
11,580 (d) 4.000%, 2/01/51, (UB) 8/30 at 100.00 11,507,580
4,760 (d) Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022A, 4.250%, 2/01/47
2/32 at 100.00 4,859,072
Total Nebraska 78,396,810
Nevada - 0.7%
33,720 (d) Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023, 5.000%, 7/01/53, (UB)
7/33 at 100.00 36,992,118
810 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 816,441
9,990 (d) Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds,
Refunding Series 2023, 4.000%, 7/01/42, (UB)
7/33 at 100.00 10,146,931
11,974 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 1,807,671
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018
:
2,740 (c),(f) 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 413,658
15,414 (c) 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 1,541,453

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 9,500 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 $ 950,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,360 (c),(f) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 1,413,067
81,345 (c),(f) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 12,280,654
36,390 (c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 3,639,000
2,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
5.125%, 12/15/45, 144A
12/25 at 100.00 2,394,168
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/48, 144A
12/25 at 100.00 1,375,986
2,455 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 2,281,039
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023
:
1,145 5.250%, 3/01/48 3/33 at 100.00 1,147,386
1,255 5.250%, 3/01/53 3/33 at 100.00 1,251,187
Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018
:
755 5.000%, 9/01/38 9/28 at 100.00 763,806
7,210 5.375%, 9/01/48 9/28 at 100.00 7,307,189
8,325 (d) Las Vegas, Nevada, General Obligation Bonds, Various Purpose Bonds,
Limited Tax Civic Center Series 2023A, 4.000%, 3/01/53, (UB)
3/33 at 100.00 8,081,132
965 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 970,192
505 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 488,588
1,225 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 1,170,053
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
1,905 5.000%, 12/01/37, 144A 12/27 at 100.00 1,923,767
3,890 5.000%, 12/01/47, 144A 12/27 at 100.00 3,896,205
2,870 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
1/24 at 100.00 2,855,754
30,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 4,011,223
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 9,325,359
Total Nevada 119,244,027

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New Hampshire,
Revenue Bonds, Series 2000B
:
$ 50 0.000%, 1/01/25 - ACA Insured No Opt. Call $ 47,526
370 0.000%, 1/01/27 - ACA Insured No Opt. Call 317,566
730 0.000%, 1/01/29 - ACA Insured No Opt. Call 561,640
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call 2,409,571
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
1/24 at 100.00 19,991,194
Total New Hampshire 23,327,497
New Jersey - 1.4%
6,780 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
1/24 at 100.00 5,781,035
3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 3,878,844
4,500 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 4,439,689
2,370 (c) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37
1/24 at 100.00 1,731,935
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A
:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 850,458
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 1,532,020
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 1,001,738
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A
:
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 2,180,695
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
1,075 5.000%, 1/01/34 1/24 at 100.00 1,057,580
1,675 5.250%, 1/01/44 1/24 at 100.00 1,564,917
230 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/36
12/27 at 100.00 244,721
2,500 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,687,511
6,000 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB)
11/29 at 100.00 6,003,750
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
14,865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 15,388,193
865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 895,445
15,000 (d),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (Pre-refunded
12/15/26), (UB)
12/26 at 100.00 16,089,792

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A
:
$ 850 6.000%, 10/01/34, 144A 10/24 at 100.00 $ 853,650
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 2,262,534
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
4,050 5.625%, 11/15/30, (AMT) 3/24 at 101.00 4,084,584
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 3,025,617
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
1/24 at 101.00 2,598,727
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
3,985 (d) 4.625%, 9/01/48, (UB) 3/33 at 100.00 4,166,949
3,360 (d) 5.250%, 9/01/53, (UB) 3/33 at 100.00 3,720,573
15,790 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 11,948,102
7,625 (d) New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB)
12/28 at 100.00 7,085,847
5,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023A, 4.250%, 6/15/40, (UB)
6/33 at 100.00 5,202,185
10,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 10,198,688
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB
:
12,250 (d) 5.000%, 6/15/46, (UB) 12/33 at 100.00 13,508,531
8,410 (d) 5.250%, 6/15/50, (UB) 12/33 at 100.00 9,341,406
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call 526,094
40,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB)
12/28 at 100.00 40,511,092
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
2,965 (d) 5.000%, 6/15/44, (UB) 12/28 at 100.00 3,123,397
7,250 (d) 4.000%, 6/15/50, (UB) 12/28 at 100.00 7,040,484
15,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB)
12/30 at 100.00 14,983,646
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 5,156,385
Total New Jersey 214,666,814
New Mexico - 0.2%
1,160 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
1/24 at 100.00 1,160,174
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 610,282
3,180 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/24 at 67.36 1,561,519
520 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 496,551

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico (continued)
$ 3,590 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call $ 3,371,787
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
1/24 at 100.00 1,999,707
New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C
:
4,355 (d) 4.650%, 9/01/48, (UB) 9/32 at 100.00 4,431,364
2,500 (d) 4.700%, 9/01/53, (UB) 9/32 at 100.00 2,523,212
3,145 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
1/24 at 100.00 3,136,636
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 4,784,027
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 865,402
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
1/24 at 103.00 4,584,543
Total New Mexico 29,525,204
New York - 12.5%
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
3,415 6.400%, 2/01/43 2/33 at 100.00 3,442,842
7,885 6.650%, 2/01/53 2/33 at 100.00 7,948,570
5,500 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 5,525,988
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020, 3.000%,
4/01/45 - AGM Insured
4/30 at 100.00 11,267,519
4,000 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 4,188,129
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014
:
200 5.000%, 11/01/39 11/24 at 100.00 120,000
7,645 5.500%, 11/01/44 11/24 at 100.00 4,587,000
13,085 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 13,092,146
2,575 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 2,727,881
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 15,297,597
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 4,614,795
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 8,195,024
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A
No Opt. Call 2,023,920
20 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A
No Opt. Call 19,974

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 665 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A
No Opt. Call $ 654,256
10,000 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47, (UB)
3/31 at 100.00 9,983,428
11,720 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 12,125,840
33,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 32,931,931
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 4,945,525
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
1/24 at 100.00 675,275
19,550 (d) Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1B, 4.000%, 7/01/51, (UB)
7/32 at 100.00 19,369,403
12,000 (d) Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50, (UB)
7/30 at 100.00 11,967,478
225 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021, 4.000%, 7/01/40
7/30 at 100.00 196,296
Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A
:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 4,940,643
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 3,724,258
4,045 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 4,024,511
8,860 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47, (UB)
2/30 at 100.00 8,849,305
2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/24 at 100.00 1,955,727
13,090 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 3,640,050
26,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 23,602,249
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 4,990,245
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 4,404,228
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 9,381,547
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 12,273,597
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
4,460 5.530%, 2/01/40 2/30 at 100.00 4,179,913

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,880 5.730%, 2/01/50 2/30 at 100.00 $ 5,328,097
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,480 4.450%, 2/01/41 2/30 at 100.00 1,981,933
5,890 4.600%, 2/01/51 2/30 at 100.00 4,412,465
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call 317,317
7,035 (d) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48, (UB)
9/33 at 100.00 7,897,359
5,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 2,900,000
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B
:
9,000 (d) 4.000%, 11/15/49 - AGM Insured, (UB) 5/29 at 100.00 8,800,741
20,000 (d) 4.000%, 11/15/50 - BAM Insured, (UB) 5/29 at 100.00 19,515,986
9,780 (d) 5.000%, 11/15/52, (UB) 5/29 at 100.00 10,141,084
7,450 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/47,
(UB)
5/30 at 100.00 7,862,425
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
29,225 (d) 4.750%, 11/15/45, (UB) 5/30 at 100.00 30,129,575
33,430 (d) 5.000%, 11/15/50, (UB) 5/30 at 100.00 35,156,265
55,425 (d) 5.250%, 11/15/55, (UB) 5/30 at 100.00 58,800,926
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1
:
6,500 (d) 5.000%, 11/15/43, (UB) 11/30 at 100.00 6,924,893
37,400 (d) 5.000%, 11/15/45, (UB) 11/30 at 100.00 39,817,229
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2
:
36,075 (d) 4.000%, 11/15/47, (UB) 11/30 at 100.00 34,857,162
33,280 (d) 4.000%, 11/15/48, (UB) 11/30 at 100.00 32,007,812
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3
:
29,130 (d) 4.000%, 11/15/49, (UB) 11/30 at 100.00 27,902,074
14,980 (d) 4.000%, 11/15/50, (UB) 11/30 at 100.00 14,304,681
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1
:
20,000 (d) 4.000%, 11/15/47, (UB) 5/31 at 100.00 19,324,830
10,400 (d) 4.000%, 11/15/48, (UB) 5/31 at 100.00 10,002,441
27,000 (d) 4.000%, 11/15/50, (UB) 5/31 at 100.00 25,782,802
40,510 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB)
5/28 at 100.00 40,295,917
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E
:
6,830 5.000%, 11/15/43, (UB) 1/24 at 100.00 6,831,809
2,970 (d) 5.000%, 11/15/43, (UB) 1/24 at 100.00 2,970,431
15,000 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB)
5/31 at 100.00 14,849,163

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 2,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 6.000%, 7/01/57, 144A
7/32 at 100.00 $ 2,002,218
5,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 4,054,247
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
5,720 5.000%, 11/15/51 1/24 at 100.00 5,719,904
9,070 (d) 5.000%, 11/15/56, (UB) 1/24 at 100.00 9,069,689
Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3
:
760 5.000%, 6/01/35 1/24 at 100.00 716,994
710 5.125%, 6/01/46 1/24 at 100.00 668,933
14,000 (d) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.250%, 4/01/52, (UB)
4/32 at 100.00 14,163,836
5,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
1/24 at 100.00 4,797,415
5,110 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Series 2021F-
1, 2.400%, 11/01/46
5/29 at 100.00 3,601,942
8,155 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2020A-1C,
3.000%, 11/01/55
5/28 at 100.00 6,065,387
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
3,970 (c) 2.250%, 10/01/22 No Opt. Call 2,779,000
28,995 (c) 2.300%, 10/01/27 1/24 at 100.00 20,296,500
34,160 (c) 5.750%, 10/01/37 1/24 at 100.00 23,912,000
84,140 (c) 2.350%, 10/01/46 1/24 at 100.00 58,898,000
7,615 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Serries BB-1, 4.000%, 6/15/49, (UB)
12/29 at 100.00 7,590,902
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD
:
46,665 (d) 4.125%, 6/15/46, (UB) 6/33 at 100.00 47,288,594
27,000 (d) 4.125%, 6/15/47, (UB) 6/33 at 100.00 27,347,954
13,495 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/43,
(UB)
11/29 at 100.00 13,625,806
6,030 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/47
11/30 at 100.00 6,038,538
5,710 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/43,
(UB)
2/31 at 100.00 5,776,896
14,150 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48,
(UB)
8/31 at 100.00 14,158,292
10,000 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 4.000%, 2/01/51, (UB)
2/33 at 100.00 9,953,787

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 9,050 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1, 4.000%, 5/01/53, (UB)
5/33 at 100.00 $ 8,984,812
11,500 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.250%, 5/01/50, (UB)
11/33 at 100.00 13,113,235
10,335 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024C, 5.250%, 5/01/50, (UB)
11/33 at 100.00 11,784,807
10,725 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47, (UB)
3/31 at 100.00 10,784,555
29,000 (d) New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 4.000%, 4/01/50, (UB)
4/33 at 100.00 29,073,553
5,850 (d) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51
8/33 at 100.00 6,475,601
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
1/24 at 20.50 11,380,403
14,135 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 14,061,665
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014
:
2,000 5.150%, 11/15/34, 144A 11/24 at 100.00 2,002,894
12,245 5.375%, 11/15/40, 144A 11/24 at 100.00 12,263,136
89,390 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 90,018,340
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.250%, 9/15/52
3/30 at 100.00 2,351,558
3,835 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.150%,
11/01/54
5/28 at 100.00 2,969,705
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 250
:
1,000 (d) 4.300%, 10/01/38, (UB) 4/32 at 100.00 1,042,205
3,150 (d) 4.650%, 10/01/43, (UB) 4/32 at 100.00 3,239,781
New York State Power Authority, General Revenue Bonds, Series 2020A
:
27,365 (d) 4.000%, 11/15/55, (UB) 5/30 at 100.00 27,244,805
3,150 4.000%, 11/15/60 5/30 at 100.00 3,099,466
15,600 (d) New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/45, (UB)
7/31 at 100.00 15,668,231
20,000 (d) New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53, (UB)
1/30 at 100.00 19,511,308
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
10,000 (d) 4.000%, 3/15/44, (UB) 9/32 at 100.00 10,123,940
5,000 (d) 4.000%, 3/15/49, (UB) 9/32 at 100.00 4,998,269
8,500 (d) 4.125%, 3/15/52, (UB) 9/32 at 100.00 8,508,954
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C
:
38,340 (d) 5.000%, 3/15/54, (UB) 9/32 at 100.00 41,884,372
32,340 (d) 4.125%, 3/15/56, (UB) 9/32 at 100.00 32,170,587
17,255 (d) 4.125%, 3/15/57, (UB) 9/32 at 100.00 17,132,529

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1
:
$ 7,045 (d) 4.000%, 3/15/43, (UB) 3/31 at 100.00 $ 7,134,482
15,000 (d) 4.000%, 3/15/46, (UB) 3/31 at 100.00 15,073,640
10,000 (d) New York State Urban Development Corp, 5.000%, 3/15/51, (UB) 9/33 at 100.00 11,097,789
24,635 (d) New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45,
(UB)
9/30 at 100.00 24,917,260
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
13,330 5.000%, 7/01/46, (AMT) 7/24 at 100.00 13,324,441
19,660 5.250%, 1/01/50, (AMT) 7/24 at 100.00 19,682,027
4,740 (d) 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) 7/24 at 100.00 4,459,631
235 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
1/24 at 100.00 235,035
8,545 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 8,906,080
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,485 (d) 5.000%, 6/30/49 - AGM Insured, (AMT), (UB) 6/31 at 100.00 3,642,806
10,000 6.000%, 6/30/54, (AMT) 6/31 at 100.00 11,049,069
23,415 (d) 5.125%, 6/30/60 - AGM Insured, (AMT), (UB) 6/31 at 100.00 24,573,148
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
2,500 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,531,943
3,500 4.375%, 10/01/45, (AMT) 10/30 at 100.00 3,341,299
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023
:
5,000 6.000%, 4/01/35, (AMT) 4/31 at 100.00 5,579,912
13,570 5.625%, 4/01/40, (AMT) 4/31 at 100.00 14,625,106
3,135 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 2,921,522
1,720 Otsego County Capital Resource Corporation, New York, Revenue Bonds,
Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,394,266
5,395 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53, (UB)
7/33 at 100.00 5,947,497
14,765 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 4.000%, 11/01/41, (AMT), (UB)
11/29 at 100.00 14,641,271
20,000 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT), (UB)
12/33 at 100.00 21,178,396
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020
:
25,765 (d) 4.000%, 7/15/55, (AMT), (UB) 7/30 at 100.00 24,503,814
9,265 (d) 4.000%, 7/15/60, (AMT), (UB) 7/30 at 100.00 8,699,356

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,745 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/51, (AMT), (UB)
7/31 at 100.00 $ 5,525,047
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 2,351,202
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 1,501,556
7,205 (d) Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49, (UB)
11/30 at 100.00 7,792,195
10,765 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52, (UB)
11/32 at 100.00 11,136,094
5,110 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB)
11/31 at 100.00 5,098,315
20,000 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 19,954,266
34,565 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52, (UB)
5/32 at 100.00 38,505,476
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax Series
2023A
:
13,050 (d) 4.125%, 5/15/53, (UB) 5/33 at 100.00 13,010,547
85,930 (d) 4.250%, 5/15/58, (UB) 5/33 at 100.00 86,161,255
23,125 4.250%, 5/15/58 5/33 at 100.00 23,187,234
20,930 (d) 4.500%, 5/15/63, (UB) 5/33 at 100.00 21,306,608
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:
10,000 (d) 4.000%, 5/15/52, (UB) 11/32 at 100.00 9,827,713
9,060 (d) 4.000%, 5/15/57, (UB) 11/32 at 100.00 8,792,436
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
10,000 5.000%, 6/01/45 6/27 at 100.00 9,140,063
18,790 5.000%, 6/01/48 6/27 at 100.00 16,951,474
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 5.000%, 7/01/36, 144A 7/27 at 104.00 4,732,949
3,530 5.000%, 7/01/41, 144A 7/27 at 104.00 3,115,914
7,000 5.000%, 7/01/56, 144A 7/27 at 104.00 5,626,331
Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023
:
3,750 (d) 5.750%, 11/01/49 - AGM Insured, (UB) 11/33 at 100.00 4,260,162
3,550 (d) 5.000%, 11/01/51 - AGM Insured, (UB) 11/33 at 100.00 3,760,252
Total New York 1,970,594,931
North Carolina - 0.4%
5,000 (d) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 4.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 4,770,671
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B
:
5,075 (d) 5.000%, 7/01/48, (AMT), (UB) 7/33 at 100.00 5,445,614
7,250 (d) 5.250%, 7/01/53, (AMT), (UB) 7/33 at 100.00 7,873,899

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 8,540 (d) Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 $ 8,628,658
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
3,625 (d) 5.250%, 7/01/48 - AGM Insured, (AMT), (UB) 7/33 at 100.00 3,945,622
5,100 (d) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/33 at 100.00 5,505,630
167 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
1/24 at 100.00 166,996
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 1,508,972
17,240 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 17,310,055
3,500 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-51, 4.500%, 1/01/48
7/32 at 100.00 3,519,677
6,998 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 6,078,189
Total North Carolina 64,753,983
North Dakota - 0.2%
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A
:
4,585 (d) 5.000%, 12/01/48 - AGM Insured, (UB) 12/33 at 100.00 4,912,306
7,450 (d) 5.000%, 12/01/53 - AGM Insured, (UB) 12/33 at 100.00 7,895,136
10,000 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.600%, 7/01/43, (UB)
7/32 at 100.00 10,217,182
4,690 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.550%, 7/01/48, (UB)
7/32 at 100.00 4,730,262
Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013
:
3,029 (c) 6.250%, 3/01/24 No Opt. Call 2,119,906
14,037 (c) 7.750%, 9/01/38 1/24 at 100.00 9,826,146
Total North Dakota 39,700,938
Ohio - 2.8%
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
2,800 5.250%, 11/15/41 11/26 at 100.00 2,865,762
14,900 5.250%, 11/15/46 11/26 at 100.00 15,127,332
464,105 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 49,922,939
97,410 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 91,681,610
1,500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,460,313
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 5,081,240

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 14,500 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 4.125%, 5/15/45, (UB)
5/25 at 100.00 $ 14,187,506
17,540 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2018A, 4.000%, 5/15/47, (UB)
5/28 at 100.00 16,652,083
33,880 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42, (UB)
8/27 at 100.00 35,124,975
6,765 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50, (UB)
3/30 at 100.00 6,910,422
3,800 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 6.153%, 2/01/44, 144A, (IF)
2/24 at 100.00 3,804,267
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020, 5.500%,
5/01/50
5/27 at 103.00 1,831,332
2,405 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 2,233,561
3,035 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
1/24 at 100.00 2,859,667
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
1/24 at 100.00 6,134,510
4,515 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 4,329,738
6,585 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 6,035,423
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 27,685,392
2,350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT), 144A
1/28 at 100.00 2,208,576
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2023B
:
3,750 (d) 4.900%, 9/01/48, (UB) 9/32 at 100.00 3,852,728
4,250 (d) 4.950%, 9/01/54, (UB) 9/32 at 100.00 4,375,113
6,960 (d) Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50, (UB)
1/30 at 100.00 7,330,580
1,000 (d) Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39,
(AMT)
6/25 at 100.00 1,005,553
10,135 (d) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 10,986,076
16,915 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 16,846,760
13,735 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 11,513,913
Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A
:
1,500 6.500%, 7/01/34 7/24 at 100.00 1,358,001

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 3,000 6.750%, 7/01/43 7/24 at 100.00 $ 2,541,801
5,000 7.000%, 7/01/49 7/24 at 100.00 4,255,132
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A
:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 1,515,164
37,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 29,515,497
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B
:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 5,096,181
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 1,235,917
25,585 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 25,582,262
22,870 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 24,191,815
Total Ohio 447,339,141
Oklahoma - 0.4%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 1,162,462
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
13,235 5.500%, 8/15/52 8/28 at 100.00 13,295,358
5,000 5.500%, 8/15/57 8/28 at 100.00 5,012,912
2,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 2,988,979
10,000 (d) Oklahoma Water Resources Board, Oklahoma, State Loan Program
Revenue Bonds, Series 2023B, 4.125%, 10/01/53, (UB)
10/33 at 100.00 10,051,565
4,665 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 4,690,399
Payne County Economic Development Authority, Oklahoma, Revenue
Bonds, Epworth Living at the Ranch, Series 2016A
:
2,829 (c) 6.875%, 11/01/46 11/26 at 100.00 1,980
4,149 (c) 7.000%, 11/01/51 11/26 at 100.00 2,904
9,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
1/24 at 100.00 8,999,358
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
1/24 at 100.00 2,849,781
10,705 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
1/24 at 100.00 10,705,344
Total Oklahoma 59,761,042
Oregon - 0.2%
10,000 (d) Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 - AGM
Insured, (UB)
8/30 at 100.00 9,888,755
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 727,917
Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A
:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 634,743
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 1,609,759

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A
:
$ 550 5.500%, 6/15/35, 144A 6/25 at 100.00 $ 551,043
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 1,650,846
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 3,274,660
10,000 (d) Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB)
1/32 at 100.00 9,874,944
2,410 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 7.000%, 6/15/52, 144A
6/32 at 100.00 2,445,103
320 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022B, 9.000%, 6/15/29, 144A
No Opt. Call 322,476
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 2,966,677
2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/24 at 100.00 2,482,775
Total Oregon 36,429,698
Pennsylvania - 1.6%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
1/24 at 100.00 12,775,018
Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A
:
5,300 (d) 5.000%, 1/01/51, (AMT), (UB) 1/31 at 100.00 5,517,003
11,000 (d) 4.000%, 1/01/56 - AGM Insured, (AMT) 1/31 at 100.00 10,222,822
5,000 (d) 5.000%, 1/01/56, (AMT), (UB) 1/31 at 100.00 5,192,845
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
1/24 at 100.00 2,907,225
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 3,395,174
Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017
:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 2,401,823
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 11,015,414
5,605 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 5,805,105
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 6,687,103
13,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 7,296,978
10,530 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
1/24 at 100.00 5,496,017
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
8,160 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 6,889,410
6,305 (d) 4.000%, 12/01/51 - BAM Insured, (UB) 12/31 at 100.00 6,074,522

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A
:
$ 705 5.000%, 12/01/30 12/25 at 100.00 $ 645,358
680 5.000%, 12/01/35 12/25 at 100.00 583,116
1,400 5.250%, 12/01/45 12/25 at 100.00 1,093,543
3,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47
4/27 at 100.00 2,727,209
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52,
144A
10/32 at 100.00 990,420
Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018
:
462 5.000%, 3/01/38, 144A 3/28 at 100.00 459,160
1,246 5.125%, 3/01/48, 144A 3/28 at 100.00 1,190,904
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,599,941
3,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 2,488,169
3,000 (d) Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB)
1/28 at 100.00 2,844,194
8,455 (d) Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 4.000%, 6/01/41,
(UB)
6/24 at 100.00 8,457,006
5,000 (d) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48, (UB)
9/28 at 100.00 5,134,748
8,405 (d) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
4.000%, 5/01/52 - AGM Insured
5/32 at 100.00 8,165,265
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,024,885
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
12/23 at 100.00 192,843
550 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23, (cash 5.000%, PIK 5.000%)
No Opt. Call 98,927
3,725 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
1/24 at 100.00 3,730,983
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 3,069
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 3,069
29,220 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 2,922

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 17,565 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call $ 1,756
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 2,187,110
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 4,117,082
12,885 (d) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 13,328,292
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
1/24 at 100.00 2,077,635
2,500 (d) Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44,
(UB)
8/29 at 100.00 2,501,329
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A
:
5,000 (d) 5.000%, 10/01/43, (UB) 10/32 at 100.00 5,335,779
10,000 (d) 5.000%, 10/01/50, (UB) 10/32 at 100.00 10,511,347
8,475 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB)
12/33 at 100.00 9,312,244
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
1,445 5.000%, 7/01/37 7/27 at 100.00 1,265,520
1,575 5.000%, 7/01/42 7/27 at 100.00 1,316,660
2,605 5.000%, 7/01/49 7/27 at 100.00 2,087,211
745 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
1/24 at 100.00 758,441
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 10,747,480
985 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
1/24 at 100.00 917,042
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Southwest Leadership Academy, Series 2017
:
330 6.470%, 11/01/37 11/27 at 100.00 310,729
4,785 6.600%, 11/01/47 11/27 at 100.00 4,290,069
10,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 5.500%, 9/01/53 - AGM Insured, (UB)
9/33 at 100.00 11,460,798
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
1/24 at 100.00 758,711
32,385 (d) Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB)
6/29 at 100.00 30,753,861
7,500 Southcentral Pennsylvania General Authority, Revenue Bonds, York
Academy Regional Charter School Project, Series 2018A, 6.000%,
7/15/38, 144A
7/28 at 100.00 7,675,618
Total Pennsylvania 254,826,904

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 6.5%
$ 79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/24 at 18.60 $ 14,700,273
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
1/24 at 8.28 3,265,152
2,592 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/24 at 100.00 2,592,790
736 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.993%,
12/06/49
No Opt. Call 380,058
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
35,900 4.000%, 7/01/42, 144A 7/32 at 100.00 31,799,128
5,965 4.000%, 7/01/47, 144A 7/32 at 100.00 5,057,985
33,280 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 32,827,212
19,165 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 16,975,774
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
21,525 4.000%, 7/01/42, 144A 7/31 at 100.00 19,066,191
57,855 4.000%, 7/01/47, 144A 7/31 at 100.00 49,057,788
102,725 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
1/24 at 100.00 27,842,888
1,465 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/24
No Opt. Call 404,488
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
4,505 (c),(f) 5.000%, 1/01/24 No Opt. Call 1,256,211
30 (c),(f) 5.000%, 1/01/24 No Opt. Call 8,721
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A
:
2 (c),(f) 3.957%, 7/01/42 1/24 at 100.00 705
3 (c),(f) 3.961%, 7/01/42 1/24 at 100.00 1,058
5,845 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/31/24
No Opt. Call 1,623,967
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
7,260 (c),(f) 5.000%, 1/01/24 No Opt. Call 2,020,374
5,165 (c),(f) 5.000%, 1/01/24 No Opt. Call 1,441,422
2,040 (c),(f) 5.000%, 1/01/24 No Opt. Call 594,912
250 (c),(f) 5.000%, 1/01/24 No Opt. Call 74,721
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
11,270 (c),(f) 5.250%, 1/01/24 No Opt. Call 3,416,398
15 (c),(f) 5.250%, 1/01/24 No Opt. Call 4,779
630 (c),(f) 5.250%, 7/01/27 1/24 at 100.00 177,145
8,900 (c),(f) 5.250%, 7/01/28 1/24 at 100.00 2,540,754
3 (c),(f) 5.250%, 7/01/28 1/24 at 100.00 1,058
2,735 (c),(f) 5.250%, 7/01/29 1/24 at 100.00 784,165
5,770 (c),(f) 5.250%, 7/01/30 1/24 at 100.00 1,823,544
4,475 (c),(f) 5.250%, 7/01/31 1/24 at 100.00 1,239,646
3 (c),(f) 5.250%, 7/01/31 1/24 at 100.00 1,058

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
$ 1,510 (c),(f) 4.250%, 1/01/24 No Opt. Call $ 437,082
280 (c),(f) 5.000%, 1/01/24 No Opt. Call 78,087
185 (c),(f) 5.000%, 1/01/24 No Opt. Call 51,914
4,840 (c),(f) 5.250%, 7/01/26 1/24 at 100.00 1,424,980
23,345 (c),(f) 5.250%, 7/01/27 1/24 at 100.00 7,080,159
1 (c),(f) 3.645%, 7/01/28 1/24 at 100.00 353
6,200 (c),(f) 5.250%, 7/01/28 1/24 at 100.00 1,759,477
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX
:
400 (c),(f) 5.250%, 7/01/27 1/24 at 100.00 117,056
5,525 (c),(f) 5.750%, 7/01/36 1/24 at 100.00 1,725,663
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
60 (c),(f) 4.250%, 1/01/24 No Opt. Call 18,923
475 (c),(f) 5.000%, 1/01/24 No Opt. Call 132,153
135 (c),(f) 5.000%, 1/01/24 No Opt. Call 37,625
125 (c),(f) 5.000%, 1/01/24 No Opt. Call 34,838
6,535 (c),(f) 5.250%, 1/01/24 No Opt. Call 1,916,991
5,690 (c),(f) 5.250%, 1/01/24 No Opt. Call 1,777,898
1,150 (c),(f) 5.250%, 1/01/24 No Opt. Call 322,832
590 (c),(f) 5.250%, 1/01/24 No Opt. Call 165,384
205 (c),(f) 5.000%, 7/01/24 1/24 at 100.00 57,154
10,510 (c),(f) 5.250%, 7/01/24 1/24 at 100.00 2,876,891
21,705 (c),(f) 5.250%, 7/01/25 1/24 at 100.00 6,032,668
250 (c),(f) 5.000%, 7/01/26 1/24 at 100.00 71,391
25,760 (c),(f) 5.250%, 7/01/26 1/24 at 100.00 7,473,731
255 (c),(f) 5.000%, 7/01/28 1/24 at 100.00 73,258
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
13,080 (c),(f) 5.050%, 1/01/24 7/23 at 100.00 3,663,982
2,840 (c),(f) 4.800%, 7/01/29 1/24 at 100.00 808,658
17,685 (c),(f) 5.000%, 7/01/29 1/24 at 100.00 5,393,438
3 (c),(f) 4.102%, 7/01/36 1/24 at 100.00 1,058
1,000 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/24
No Opt. Call 242,695
14,585 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
1/24 at 100.00 3,985,823
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
1,065 (c),(f) 5.000%, 7/01/24 1/24 at 100.00 308,355
910 (c),(f) 5.000%, 7/01/25 1/24 at 100.00 261,873
90 (c),(f) 5.000%, 7/01/26 1/24 at 100.00 29,360
2,290 (c),(f) 5.000%, 7/01/27 1/24 at 100.00 641,048
21,440 (c),(f) 5.000%, 7/01/32 1/24 at 100.00 6,231,406
43,235 (c),(f) 5.000%, 7/01/37 1/24 at 100.00 12,494,086
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
4,245 (c),(f) 5.375%, 1/01/24 No Opt. Call 1,268,277
2,915 (c),(f) 5.375%, 1/01/24 No Opt. Call 893,935
550 (c),(f) 5.375%, 1/01/24 0 at 100.00 153,954
2,895 (c),(f) 5.500%, 1/01/24 No Opt. Call 789,282
105 (c),(f) 5.500%, 1/01/24 No Opt. Call 28,437
1,865 (c),(f) 5.250%, 7/01/25 1/24 at 100.00 519,432
3,735 (c),(f) 5.000%, 7/01/28 1/24 at 100.00 1,061,251
16,605 (c),(f) 5.250%, 7/01/33 1/24 at 100.00 4,735,601
30,910 (c),(f) 5.500%, 7/01/38 1/24 at 100.00 8,555,938

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
$ 3,420 (c),(f) 5.250%, 1/01/24 No Opt. Call $ 961,283
2,800 (c),(f) 5.250%, 7/01/26 1/24 at 100.00 855,496
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
3,225 (c),(f) 5.000%, 7/01/24 1/24 at 100.00 900,699
2,000 (c),(f) 4.625%, 7/01/25 1/24 at 100.00 565,917
890 (c),(f) 5.000%, 7/01/25 1/24 at 100.00 260,003
30 (c),(f) 4.750%, 7/01/26 1/24 at 100.00 8,459
365 (c),(f) 5.000%, 7/01/27 1/24 at 100.00 105,437
2,220 (c),(f) 5.000%, 7/01/28 1/24 at 100.00 692,321
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX
:
1,960 (c),(f) 4.625%, 7/01/25 1/24 at 100.00 553,221
215 (c),(f) 4.750%, 7/01/26 1/24 at 100.00 61,041
3,060 (c),(f) 5.250%, 7/01/26 1/24 at 100.00 932,520
405 (c),(f) 4.875%, 7/01/27 1/24 at 100.00 116,329
6,460 (c),(f) 5.250%, 7/01/35 1/24 at 100.00 1,820,313
83,005 (c),(f) 5.250%, 7/01/40 1/24 at 100.00 23,967,359
1,620 (c),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ,
5.250%, 1/01/24
No Opt. Call 444,848
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
235 (c),(f) 7.250%, 7/01/30 1/24 at 100.00 73,404
9,220 (c),(f) 7.000%, 7/01/33 1/24 at 100.00 2,388,920
18,645 (c),(f) 6.750%, 7/01/36 1/24 at 100.00 5,078,184
5,820 (c),(f) 7.000%, 7/01/40 1/24 at 100.00 1,544,772
53,395 (c),(f) 5.000%, 7/01/42 1/24 at 100.00 15,164,620
19,715 (c),(f) 7.000%, 7/01/43 1/24 at 100.00 5,298,838
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
5,400 (c),(f) 5.950%, 7/01/30 1/24 at 100.00 1,495,362
75,300 (c),(f) 6.050%, 7/01/32 1/24 at 100.00 20,260,931
34,730 (c),(f) 6.250%, 7/01/40 1/24 at 100.00 9,226,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
266,212 0.000%, 7/01/46 7/28 at 41.38 83,796,565
241,918 0.000%, 7/01/51 7/28 at 30.01 56,793,613
99,507 5.000%, 7/01/58 7/28 at 100.00 100,102,987
50,220 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 0.000%, 7/01/51
7/28 at 30.01 11,688,087
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,500 4.329%, 7/01/40 7/28 at 100.00 3,483,249
4,353 4.536%, 7/01/53 7/28 at 100.00 4,172,670
53,066 4.784%, 7/01/58 7/28 at 100.00 52,439,269
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
2 5.375%, 7/01/25 No Opt. Call 1,503
2,809 5.750%, 7/01/31 No Opt. Call 3,130,189
37,000 0.000%, 7/01/33 7/31 at 89.94 23,117,247
21,416 4.000%, 7/01/37 7/31 at 103.00 20,509,049
18,421 4.000%, 7/01/41 7/31 at 103.00 16,956,628
100,721 4.000%, 7/01/46 7/31 at 103.00 90,092,782
216,531 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 118,279,839

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
$ 6,960 5.000%, 6/01/24 1/24 at 100.00 $ 6,938,952
7,050 5.000%, 6/01/25 1/24 at 100.00 6,982,984
2,105 5.000%, 6/01/26 1/24 at 100.00 2,072,157
8,875 5.000%, 6/01/30 1/24 at 100.00 8,576,989
University of Puerto Rico, University System Revenue Bonds, Series
2006Q
:
3,075 5.000%, 6/01/24 1/24 at 100.00 3,065,700
1,355 5.000%, 6/01/25 1/24 at 100.00 1,342,120
3,345 5.000%, 6/01/26 1/24 at 100.00 3,292,810
7,203 5.000%, 6/01/30 1/24 at 100.00 6,961,133
4,882 5.000%, 6/01/36 1/24 at 100.00 4,647,432
Total Puerto Rico 1,027,935,643
Rhode Island - 0.3%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
1/24 at 18.68 45,030,515
Total Rhode Island 45,030,515
South Carolina - 1.3%
Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021
:
625 3.875%, 5/01/41, 144A 5/29 at 100.00 469,539
610 4.000%, 5/01/52, 144A 5/29 at 100.00 438,239
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
1/24 at 105.00 2,376,049
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
29,625 0.000%, 11/01/39 1/24 at 30.18 7,766,449
9,300 0.000%, 11/01/39 1/24 at 30.18 2,125,356
19,375 (d) Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023B-1, 5.250%, 2/01/54, (Mandatory Put
3/01/31), (UB)
12/30 at 100.08 21,111,302
3,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 3,010,011
1,885 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 1,964,964
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 3,466,708
20,980 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 5.750%, 6/01/52
No Opt. Call 15,191,129
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A
:
1,370 (g) 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 1,410,778
11,515 (g) 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 11,881,033
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 948,834

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 $ 5,920,369
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 6,794,404
1,905 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.125%, 6/15/53
6/33 at 100.00 1,948,874
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
2,830 5.000%, 6/15/51, 144A 6/29 at 100.00 2,226,520
905 5.000%, 6/15/56, 144A 6/29 at 100.00 696,590
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
1,585 7.000%, 6/15/53, 144A 6/31 at 100.00 1,609,672
1,020 7.125%, 6/15/58, 144A 6/31 at 100.00 1,040,265
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013
:
750 5.000%, 5/01/43 1/24 at 100.00 611,473
1,255 5.125%, 5/01/48 1/24 at 100.00 1,003,990
10,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 5.250%, 2/01/53, (UB)
2/33 at 100.00 10,834,738
15,525 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB)
12/26 at 100.00 15,601,746
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
16,000 (d) 4.000%, 12/01/47, (UB) 6/32 at 100.00 15,567,544
13,020 (d) 4.000%, 12/01/52 - BAM Insured, (UB) 6/32 at 100.00 12,659,406
39,865 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM Insured,
(UB)
6/32 at 100.00 38,507,680
8,715 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
1/24 at 100.00 8,715,370
1,110 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 1,124,542
7,280 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
1/24 at 100.00 6,927,434
2,875 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
1/24 at 100.00 2,739,799
Total South Carolina 206,690,807
South Dakota - 0.1%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 5,092,473
5,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 5,476,651
Total South Dakota 10,569,124
Tennessee - 1.6%
2,000 (c) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47
1/25 at 102.00 460,000

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
$ 815 0.000%, 12/01/25, 144A No Opt. Call $ 732,679
845 0.000%, 12/01/26, 144A No Opt. Call 716,450
1,665 0.000%, 12/01/31, 144A No Opt. Call 1,054,305
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 6,142,727
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 2,119,207
66,100 (d) Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
7/28 at 100.00 66,172,274
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
5,546 (c) 5.250%, 5/01/25, 144A 11/24 at 100.00 555
45,543 (c) 6.000%, 5/01/34, 144A 11/24 at 100.00 4,554
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
3/24 at 100.00 3,798,598
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A
:
4,405 (c) 5.500%, 7/01/37 7/27 at 100.00 3,052,064
5,150 (c) 5.625%, 1/01/46 7/27 at 100.00 3,057,816
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
13,075 (d) 5.250%, 7/01/48 - AGM Insured, (UB) 1/34 at 100.00 14,644,925
8,565 (d) 5.250%, 7/01/53 - AGM Insured, (UB) 1/34 at 100.00 9,511,190
11,300 (d) 5.250%, 7/01/56 - AGM Insured, (UB) 1/34 at 100.00 12,528,588
8,250 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53, (UB)
5/33 at 100.00 8,970,868
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%, 10/01/45
10/26 at 100.00 5,030,315
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E
:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 3,922,086
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 3,224,095
8,415 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB)
7/26 at 100.00 8,496,179
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
8,500 (d) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 9,119,762
4,000 (d) 5.000%, 7/01/52, (AMT), (UB) 7/32 at 100.00 4,184,299
7,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 7,586,550
6,500 (d) Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT), (UB)
7/30 at 100.00 6,709,194

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
1/24 at 100.00 $ 1,214,174
5,000 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.350%, 7/01/48
7/32 at 100.00 5,305,390
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448
:
7,400 (d) 4.550%, 7/01/48, (UB) 7/32 at 100.00 7,463,527
4,000 (d) 4.700%, 7/01/53, (UB) 7/32 at 100.00 4,057,351
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
18,170 (c) 7.375%, 6/01/37, 144A 6/27 at 100.00 1,998,700
17,235 (c) 7.500%, 6/01/47, 144A 6/27 at 100.00 1,895,850
43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 44,606,079
11,230 (c) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
1/24 at 100.00 7,190,352
Total Tennessee 254,970,703
Texas - 8.8%
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A
9/29 at 100.00 4,156,510
1,500 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022, 6.000%, 9/01/52, 144A
9/32 at 100.00 1,527,211
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 3,133,301
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Major Improvement Area Project, Series 2021
:
200 4.500%, 9/15/31, 144A No Opt. Call 188,466
525 5.000%, 9/15/51, 144A 9/31 at 100.00 494,240
1,191 Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023, 5.875%,
9/15/53, 144A
9/31 at 100.00 1,215,619
2,250 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 2,273,559
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 753,602
Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018
:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 2,116,008
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 3,916,107
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
3,430 4.375%, 2/15/51 2/30 at 100.00 2,330,222
1,500 4.500%, 2/15/56 2/30 at 100.00 1,010,412
4,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62, 144A
6/29 at 103.00 4,589,061

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A
:
$ 1,000 5.000%, 8/15/38 8/27 at 100.00 $ 957,912
1,800 5.000%, 8/15/48 8/27 at 100.00 1,632,044
900 5.000%, 8/15/53 8/27 at 100.00 803,284
ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series 2023
:
1,000 5.125%, 8/15/43, 144A 8/31 at 100.00 1,002,129
1,000 5.375%, 8/15/53, 144A 8/31 at 100.00 1,003,966
1,750 Aubrey Public Improvement District 1, Denton County, Texas, Special
Assessment Revenue Bonds, Series 2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 1,782,063
1,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series 2022,
6.000%, 9/01/45, 144A
9/32 at 100.00 1,033,547
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series 2018
:
1,000 5.750%, 9/01/33, 144A 1/24 at 103.00 1,026,661
3,775 6.125%, 9/01/45, 144A 1/24 at 103.00 3,867,012
4,875 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
3/24 at 103.00 5,031,348
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 3,925,629
20,915 (d) Austin Community College District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/01/53, (UB)
8/33 at 100.00 23,554,879
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 5,377,520
20,000 (d) Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.250%, 11/15/53, (UB)
11/33 at 100.00 22,219,922
4,680 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
1/24 at 100.00 4,682,303
1,500 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.500%, 11/01/51, 144A
11/32 at 100.00 1,512,395
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 2,841,565
24,500 (d) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 4.250%, 2/15/53, (UB)
8/32 at 100.00 24,224,365
5,870 Bonham Independent School District, Fannin County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/49
8/33 at 100.00 5,968,665
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 874,335
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018
:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 1,702,061
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 4,243,549

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018
:
$ 4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 $ 4,325,479
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 7,606,414
1,000 Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill Public
Improvement District  2 Phase 2 & 3 Direct Improvement Project, Series
2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 1,012,137
5,630 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 5,769,965
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 5,072,118
2,500 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023,
5.500%, 9/01/53, 144A
9/33 at 100.00 2,516,234
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 353,284
640 5.500%, 9/01/50, 144A 9/31 at 100.00 648,368
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 997,810
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018
:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 330,934
408 5.500%, 9/01/46, 144A 9/28 at 100.00 413,542
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 1,141,056
Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015
:
1,675 6.000%, 9/01/30 1/24 at 102.00 1,692,208
4,725 6.250%, 9/01/40 1/24 at 102.00 4,783,044
1,825 Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023, 5.500%, 9/01/53, 144A
9/33 at 100.00 1,832,997
Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Improvement Area 1 Project, Series 2023
:
1,000 5.375%, 9/01/43 9/33 at 100.00 1,011,947
1,200 5.625%, 9/01/52 9/33 at 100.00 1,214,165
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 3,196,115
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 1,267,076
1,100 Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53, 144A
9/33 at 100.00 1,116,263
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 903,465
1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 835,227

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 5,410 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
3/24 at 102.00 $ 5,527,915
3,000 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 2,459,665
9,540 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/24 at 102.00 9,750,441
2,000 Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek Public
Improvement District Major Improvement Area Project, Series 2023,
5.750%, 9/01/52, 144A
9/33 at 100.00 2,038,418
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 904,247
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 1,214,584
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
690 5.000%, 9/01/36, 144A 3/24 at 101.50 691,915
1,625 5.250%, 9/01/46, 144A 3/24 at 101.50 1,627,838
1,415 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 1,424,745
500 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 5.500%, 9/01/42, 144A
9/32 at 100.00 508,842
9,295 (d) Chamber County, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, 4.000%, 3/01/53, (UB)
3/32 at 100.00 9,046,622
14,850 (d) Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53, (UB)
8/33 at 100.00 14,753,334
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,939,562
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 1,522,551
City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018
:
1,835 5.600%, 9/01/38 9/28 at 100.00 1,876,797
2,940 5.700%, 9/01/47 9/28 at 100.00 2,986,021
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
1,385 6.250%, 9/01/35 3/24 at 103.00 1,428,913
3,230 6.500%, 9/01/46 3/24 at 103.00 3,328,771
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 1,169,445
22,620 (d) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, 4.125%, 7/15/53, (UB)
7/33 at 100.00 22,689,156

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
$ 750 5.000%, 9/15/41, 144A 9/31 at 100.00 $ 700,533
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 928,432
4,165 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 4,315,002
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.750%, 9/15/52, 144A
9/32 at 100.00 1,047,383
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
6,000 (d) 4.250%, 2/01/53, (UB) 2/33 at 100.00 6,137,339
10,215 5.250%, 2/01/53 2/33 at 100.00 11,546,210
10,000 (d) 5.250%, 2/01/53, (UB) 2/33 at 100.00 11,303,191
2,000 (d) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 1,972,099
9,175 (g) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 9,293,889
5,000 Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53
8/33 at 100.00 5,536,966
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 4,358,774
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 739,453
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 1,213,508
3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 4,086,538
6,060 (d) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured, (UB)
10/32 at 100.00 6,105,680
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A
:
13,000 (d) 4.125%, 7/01/52, (UB) 7/32 at 100.00 12,492,748
10,000 (d) 5.000%, 7/01/52, (UB) 7/32 at 100.00 10,577,114
7,400 (d) Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB)
6/25 at 100.00 6,971,183
5,405 (d) Harris County, Texas, General Obligation Bonds, Refunding Road Series
2023A, 4.250%, 9/15/48, (UB)
9/33 at 100.00 5,589,442
10,950 (d) Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 10,774,763
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 143,742
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
520 (g) 0.000%, 11/15/26, (ETM) No Opt. Call 474,405

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 355 (g) 0.000%, 11/15/27, (ETM) No Opt. Call $ 314,322
480 (g) 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call 412,925
125 (g) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 104,282
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 1,343,312
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,278,112
35 0.000%, 11/15/35 11/31 at 78.18 20,095
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 2,221,159
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 757,260
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 890,901
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 485,609
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 2,122,774
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 6,482,539
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 707,134
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 64,258
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 366,290
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 809,858
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 102,058
25 (g) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 13,525
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 2,720,648
9,245 0.000%, 11/15/39 11/24 at 41.26 3,658,958
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 741,015
26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 12,391,702
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 3,630,687
7,445 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 7,526,816
6,215 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
1/24 at 100.00 6,172,301
1,220 Heritage Public Improvement District 1, Dripping Springs, Texas, Special
Assessment Revenue Bonds, Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 1,225,955
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
7,560 0.000%, 12/01/53 12/31 at 42.84 1,383,110
5,000 0.000%, 12/01/54 12/31 at 41.04 861,664
12,500 0.000%, 12/01/55 12/31 at 39.30 2,027,485
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 4,881,766
31,000 (d) Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT), (UB)
7/33 at 100.00 33,465,597
1,075 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58, 144A
9/31 at 100.00 1,097,359
2,000 Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 1,997,511
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 1 Project,
Series 2018
:
1,105 5.375%, 9/01/38, 144A 9/28 at 100.00 1,124,717

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 $ 1,929,235
1,680 5.500%, 9/01/47, 144A 9/28 at 100.00 1,697,036
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%, 9/15/52
9/32 at 100.00 1,558,114
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
:
2,000 5.250%, 9/01/43, 144A 9/33 at 100.00 2,002,856
1,500 5.500%, 9/01/47, 144A 9/33 at 100.00 1,507,692
1,835 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/53, 144A
9/33 at 100.00 1,855,288
2,295 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53, 144A
9/33 at 100.00 2,314,852
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 1,954,401
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 2,340,289
9,735 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.000%,
2/15/53, (UB)
2/33 at 100.00 9,508,489
26,240 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58 - BAM Insured, (UB)
2/33 at 100.00 29,041,598
2,700 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52,
144A
9/32 at 100.00 2,785,984
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 1,209,689
2,700 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A
9/28 at 100.00 2,700,170
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 1,091,534
3,805 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 3,697,496
6,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 4,141,379
Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
:
1,355 5.000%, 12/01/41 6/26 at 103.00 1,242,219
2,060 5.000%, 12/01/46 6/26 at 103.00 1,809,582
2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 2,083,727
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 838,837

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Master Improvement
Area Project, Series 2017
:
$ 270 5.125%, 9/01/27, 144A No Opt. Call $ 275,001
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 2,207,269
1,025 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 1,032,131
3,000 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52, 144A
9/32 at 100.00 3,167,726
11,815 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2 Project,
Refunding & Improvement Series 2018, 5.750%, 9/01/48, 144A
9/28 at 100.00 12,096,072
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51, 144A
9/32 at 100.00 813,500
6,305 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 6,338,151
5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 5,280,059
Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 2-3 Project, Series 2018
:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 748,557
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 1,391,333
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 1,473,350
Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Major Improvement Area Project, Refunding Series
2018
:
125 0.000%, 9/01/24, 144A No Opt. Call 121,451
125 0.000%, 9/01/25, 144A No Opt. Call 116,255
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 6,596,359
Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020
:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 564,317
600 4.625%, 9/15/49, 144A 9/30 at 100.00 545,410
1,000 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.500%, 9/15/53,
144A
9/31 at 100.00 1,005,411
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 1,763,249
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 945,274
Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Major Improvement Areas 1, Series 2021
:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 747,052
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 1,117,620

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1, Series
2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 $ 1,101,710
15,000 (d) Medina Valley Independent School District, Medina County, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53,
(UB)
2/33 at 100.00 14,927,823
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 1 Project, Series 2018
:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 863,267
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 1,606,263
1,000 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2023, 5.125%, 9/01/52, 144A
9/31 at 100.00 997,692
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 1,017,866
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 2,354,268
1,210 Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,222,531
1,100 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,107,644
4,250 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53, 144A
9/33 at 100.00 4,293,760
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021,
4.125%, 9/15/51, 144A
9/31 at 100.00 1,458,549
4,235 (d) Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023, 4.000%, 9/01/47 - AGM Insured
9/29 at 100.00 4,077,994
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 889,515
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 878,317
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A
:
1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 1,599,631
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 3,343,359
780 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 598,322
5,050 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 4,145,483
21,954 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 8,283,928
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 3,320,188

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Senior Living Langford Project, Series 2016
:
$ 670 5.375%, 11/15/36 11/26 at 100.00 $ 591,026
1,000 5.500%, 11/15/46 11/26 at 100.00 824,160
2,000 5.500%, 11/15/52 11/26 at 100.00 1,603,099
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
4,000 5.250%, 1/01/42 1/28 at 103.00 3,070,105
95,255 5.500%, 1/01/57 1/28 at 103.00 68,392,585
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
1,840 (c) 5.000%, 7/01/24 No Opt. Call 1,669,800
15,100 (c) 5.000%, 7/01/35 7/25 at 100.00 13,703,250
119,200 (c) 5.000%, 7/01/47 7/25 at 100.00 108,174,000
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 3,475,347
North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A
:
17,310 (d) 4.000%, 12/15/58 - BAM Insured, (UB) 12/29 at 100.00 16,695,555
9,530 (d) 4.000%, 12/15/58, (UB) 12/29 at 100.00 9,024,533
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 1,835,812
7,750 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 7,264,270
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40,
144A
9/30 at 100.00 674,586
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 658,342
923 5.375%, 9/01/50, 144A 9/30 at 100.00 916,462
10,000 (d) Northwest Independent School District, Denton, Tarrant and Wise
Counties, Texas, General Obligation Bonds, School Building Series 2023,
4.000%, 2/15/48, (UB)
2/32 at 100.00 10,121,239
10,085 Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023, 4.000%, 8/01/49
8/32 at 100.00 9,967,117
25,000 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Combination Tax and Revenue Series 2023A, 4.125%, 8/01/53,
(UB)
8/32 at 100.00 24,655,885
20,710 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Limited Tax Series 2023, 5.000%, 8/01/53 - BAM Insured, (UB)
8/32 at 100.00 22,582,793
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022
:
350 5.250%, 9/15/32, 144A No Opt. Call 355,017
800 5.500%, 9/15/42, 144A 9/32 at 100.00 805,425
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 1,259,286

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022
:
$ 300 5.250%, 9/15/32, 144A No Opt. Call $ 304,300
750 5.500%, 9/15/42, 144A 9/32 at 100.00 755,086
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 1,007,429
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022, 5.500%,
9/15/48, 144A
9/30 at 100.00 3,023,943
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022, 6.000%,
9/15/52, 144A
9/32 at 100.00 5,025,671
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 2,066,546
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51, 144A
9/31 at 100.00 3,480,188
9,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT), 144A
1/24 at 103.00 5,312,750
Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021
:
12,750 (d) 4.000%, 10/01/46, (UB) 4/32 at 100.00 12,637,038
20,000 (d) 5.000%, 10/01/51, (UB) 4/32 at 100.00 21,786,116
14,075 (d) Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53, (UB)
10/33 at 100.00 15,493,964
Princeton, Collin County, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2 Project, Series
2023
:
1,105 5.125%, 9/01/43, 144A 9/33 at 100.00 1,100,179
2,100 5.375%, 9/01/53, 144A 9/33 at 100.00 2,092,820
5,640 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 5,807,935
1,700 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 5.500%,
9/01/53, 144A
9/31 at 100.00 1,675,401
2,750 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53, 144A
9/33 at 100.00 2,786,197
1,000 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53, 144A
9/33 at 100.00 1,023,225
1,500 Princeton, Texas, Special Assessment Revenue Bonds, Southridge Public
Improvement District Improvement Area 1 Project, Series 2023, 6.375%,
9/01/53, 144A
9/31 at 100.00 1,554,471
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 1,917,660
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019
:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 1,018,888

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 $ 2,031,640
5,840 (d) Quinlan Independent School District, Hunt and Kaufman Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 8/15/53,
(UB)
8/33 at 100.00 5,802,287
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 3,606,709
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
6,280 (c) 7.000%, 12/15/32 1/24 at 100.00 3,768,000
5,525 (c) 7.250%, 12/15/42 1/24 at 100.00 3,315,000
14,375 (c) 7.250%, 12/15/47 1/24 at 100.00 8,625,000
3,300 (g) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 3,429,545
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 447,171
1,300 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Liberty Crossing Public improvement District Improvement Area 1 Project,
Series 2023, 6.375%, 9/15/53, 144A
9/31 at 100.00 1,347,382
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 1,314,674
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 4,026,811
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
600 5.875%, 9/15/42, 144A 9/32 at 100.00 610,976
1,300 6.000%, 9/15/52, 144A 9/32 at 100.00 1,333,499
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Major
Improvement Area Project, Series 2020
:
400 4.875%, 9/15/40, 144A 9/30 at 100.00 382,535
700 5.125%, 9/15/50, 144A 9/30 at 100.00 670,127
750 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50,
144A
9/32 at 100.00 780,348
1,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52,
144A
9/32 at 100.00 1,038,074
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50,
144A
9/30 at 100.00 2,233,563
16,000 (d) San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2023A, 5.250%, 5/15/52, (UB)
5/33 at 100.00 18,007,406
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 3,863,159
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 5,050,358

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District Series
2020, 5.625%, 9/01/50
9/30 at 100.00 $ 2,217,909
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 1,329,205
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 1,527,588
100 (c) Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series
2012B, 8.000%, 7/01/38, (AMT)
1/24 at 100.00 23,500
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 944,582
7,010 Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,649,953
Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022
:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 975,069
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 1,731,833
9,345 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB)
4/32 at 100.00 9,279,871
8,400 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.000%, 11/15/51, (UB)
11/32 at 100.00 8,961,202
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
240 6.625%, 11/15/37 5/27 at 100.00 244,781
5,875 6.750%, 11/15/47 5/27 at 100.00 5,946,402
5,865 6.750%, 11/15/52 5/27 at 100.00 5,923,926
8,000 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
7/32 at 100.00 7,505,556
2,075 (c) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 8.000%, 2/15/38
1/24 at 100.00 1,141,250
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (c) 6.375%, 2/15/48 2/27 at 100.00 550,000
1,000 (c) 6.375%, 2/15/52 2/27 at 100.00 550,000
13,700 (d) Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/48, (UB)
1/29 at 100.00 14,635,718
15,935 (d) Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 4.250%, 8/15/53, (UB)
8/32 at 100.00 15,983,047
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B
:
10,360 (d) 5.200%, 7/01/48, (UB) 1/32 at 100.00 11,168,477
5,000 (d) 5.250%, 7/01/53, (UB) 1/32 at 100.00 5,275,197

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-XL0439
:
$ 4,000 (d) 5.250%, 1/01/53, (UB) 7/32 at 100.00 $ 4,234,275
10,860 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 11,795,319
2,300 Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023, 5.500%, 6/30/42, (AMT)
6/28 at 103.00 2,472,567
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
5,255 5.000%, 12/31/40, (AMT) 12/25 at 100.00 5,298,806
3,040 5.000%, 12/31/45, (AMT) 12/25 at 100.00 3,059,528
2,000 5.000%, 12/31/50, (AMT) 12/25 at 100.00 2,007,277
31,030 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 31,400,992
4,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 0.000%, 8/01/52
2/29 at 31.38 959,358
13,000 (d) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58, (UB)
10/33 at 100.00 14,393,529
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58
10/33 at 100.00 5,535,972
2,500 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,453,167
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
870 5.375%, 9/01/42, 144A 9/32 at 100.00 880,746
1,500 5.500%, 9/01/52, 144A 9/32 at 100.00 1,510,107
3,071 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 6.625%,
9/01/52, 144A
9/32 at 100.00 3,244,493
3,200 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 3,267,740
2,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 1,963,935
17,555 (d) Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53, (UB)
8/33 at 100.00 17,890,595
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
3,025 6.125%, 9/01/35 9/25 at 100.00 3,031,068
2,755 6.250%, 9/01/40 9/25 at 100.00 2,760,630
7,045 6.375%, 9/01/45 9/25 at 100.00 7,060,277
Total Texas 1,385,016,536

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.9%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
$ 5,900 3.750%, 3/01/41, 144A 9/26 at 103.00 $ 4,796,660
5,530 4.000%, 3/01/51, 144A 9/26 at 103.00 4,195,130
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 2,928,945
10,870 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 10,721,437
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 7,856,637
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 2,615,152
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 3,506,615
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 9,520,871
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 1,695,884
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 2,009,123
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 496,074
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 826,212
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 355,104
19,000 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 19,371,860
11,775 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 12,271,064
16,320 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT), (UB)
7/33 at 100.00 17,420,583
1,270 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 1,288,966
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 959,215
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 1,630,656
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 1,492,439
5,050 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 4,261,398
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Renaissance Academy Project, Refunding Series 2020
:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 928,112
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 1,845,524
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 5,965,668

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 100 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call $ 98,802
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 5,402,608
Utah State Board of Regents, Research Revenue Bonds, Utah State
University, Auxiliary System Series 2023
:
15,820 4.000%, 4/01/53 4/33 at 100.00 15,211,086
10,120 (d) 5.000%, 4/01/56, (UB) 4/33 at 100.00 10,818,853
Total Utah 150,490,678
Virgin Islands - 0.7%
6,795 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
1/24 at 100.00 6,159,746
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
5,535 5.000%, 10/01/24, 144A No Opt. Call 5,492,990
8,250 5.000%, 10/01/30, 144A 10/24 at 100.00 7,701,990
24,815 5.000%, 10/01/39, 144A 10/24 at 100.00 20,693,904
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
1/24 at 100.00 397,858
1,200 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/29, 144A
10/24 at 100.00 1,120,998
21,695 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 21,052,075
21,900 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 21,729,046
1,515 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 1,510,666
20 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
1/24 at 100.00 19,604
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/24 at 100.00 942,903
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 6,570,657
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 12,464,354
Total Virgin Islands 105,856,791
Virginia - 1.6%
10,000 Atlantic Park Community Development Authority, Virginia, Revenue
Bonds, Series 2023, 6.250%, 8/01/45, 144A
8/32 at 100.00 9,722,748
24,250 (c) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A
11/24 at 100.00 13,734,470
Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B
:
2,133 (c) 4.125%, 3/01/22 No Opt. Call 1,386,450
4,957 (c) 4.356%, 3/01/25 1/24 at 100.00 3,222,050
8,401 (c) 4.455%, 3/01/34 1/24 at 100.00 5,460,650
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 1,106,155

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 1,860 5.400%, 3/01/45, 144A 3/25 at 100.00 $ 1,871,518
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 6,974,356
9,150 (d) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 9,019,031
4,450 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call 1,991,936
16,070 (d) Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 4.000%, 7/01/60, (UB)
7/30 at 100.00 15,606,006
10,320 (d) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 10,154,919
Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1
:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 2,530,035
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 5,311,783
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 10,014,907
7,695 (d) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 7,385,300
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 4.375%,
1/01/39
1/24 at 104.00 816,677
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014
:
4,000 5.000%, 1/01/46 1/25 at 100.00 3,266,751
5,250 5.375%, 1/01/46 1/25 at 100.00 4,514,581
3,190 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 3,042,352
2,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 2,146,330
2,400 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 2,224,126
4,685 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 4,341,679
4,675 (d) Virginia Housing Development Authority, Rental Housing Bonds, Series
2023B, 4.875%, 3/01/61, (UB)
3/32 at 100.00 4,846,918

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A
:
$ 13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 $ 12,231,994
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 17,519,734
11,194 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, 144A, (cash 7.500%, PIK 7.500%)
No Opt. Call 6,716,551
9,005 (d) Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB)
6/30 at 100.00 8,647,153
7,945 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 8,229,039
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
1,965 5.000%, 12/31/49, (AMT) 6/27 at 100.00 1,975,594
9,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 9,037,111
20,950 5.000%, 12/31/56, (AMT) 6/27 at 100.00 21,003,401
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
1/24 at 100.00 1,551,058
9,335 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 8,976,023
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 1,058,431
2,200 West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 2,231,004
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A
:
4,500 (d) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 4,500,212
17,265 (d) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 17,412,816
Total Virginia 251,781,849
Washington - 0.6%
King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A
:
1,500 6.000%, 12/01/35 12/25 at 100.00 1,541,899
5,500 6.250%, 12/01/45 12/25 at 100.00 5,534,065
10,780 (d) King County, Washington, Sewer Revenue Bonds, Series 2023, 4.000%,
1/01/46, (UB)
7/33 at 100.00 10,848,536
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
585 5.500%, 6/01/27, (AMT) 1/24 at 100.00 584,966
3,660 5.600%, 6/01/37, (AMT) 1/24 at 100.00 3,458,944
125 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 136,924
3,000 (d) Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 3,178,946

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 3,975 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/24 at 100.00 $ 3,915,172
74,685 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 7,468
11,455 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A
1/28 at 100.00 1,146
Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A
:
34,710 (c),(f) 7.500%, 1/01/32, (AMT), 144A 1/28 at 100.00 3,471
8,095 (c),(f) 7.650%, 1/01/32, (AMT), 144A 1/28 at 100.00 809
24,710 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 2,471
6,400 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 640
4,800 (d) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB)
8/25 at 100.00 4,756,673
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Tender Option Bond Trust 2015-XF0150
:
630 (d) 6.301%, 10/01/42, 144A, (IF) 3/24 at 100.00 630,623
1,510 (d) 6.306%, 10/01/42, 144A, (IF) 3/24 at 100.00 1,511,491
5,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/58
7/31 at 100.00 4,520,120
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
11,170 (d) 4.000%, 7/01/58, (UB) 7/28 at 100.00 10,097,947
10,000 (d) 5.000%, 7/01/58 7/28 at 100.00 10,285,617
12,564 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call 12,339,605
1,705 (g) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 1,792,429
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 900,078
1,000 Washington State Housing Finance Commission, Nonprofit Revenue
Bonds, Spokane International Academy Project, Series 2021A, 5.000%,
7/01/50, 144A
7/31 at 100.00 912,518
2,595 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
1/24 at 100.00 2,261,248
10,000 (d) Washington State Housing Finance Commission, Single Family Program
Bonds, Social Series 2023-2N, 4.950%, 12/01/53, (UB)
12/32 at 100.00 10,221,627
Total Washington 89,445,433

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 0.5%
$ 6,711 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
1/24 at 100.00 $ 6,535,557
Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017
:
2,500 5.000%, 6/01/37 6/27 at 100.00 2,330,674
5,500 5.250%, 6/01/47 6/27 at 100.00 4,895,960
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 4,886,681
8,140 5.750%, 6/01/43, 144A 6/27 at 100.00 8,393,121
1,425 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43, 144A
6/30 at 103.00 1,535,083
Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A
:
1,000 5.750%, 6/01/43, 144A 6/33 at 100.00 1,061,179
1,000 6.000%, 6/01/53, 144A 6/33 at 100.00 1,074,057
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50, 144A
6/31 at 100.00 1,376,489
3,770 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 3,066,946
6,075 (d) West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 4.000%,
6/01/51, (UB)
6/28 at 100.00 5,704,377
6,985 (d) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47, (UB)
6/27 at 100.00 7,202,577
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
9,315 (d) 4.125%, 6/01/42, (UB) 6/33 at 100.00 9,563,065
10,425 (d) 4.250%, 6/01/47, (UB) 6/33 at 100.00 10,682,827
7,065 (d) 4.375%, 6/01/53, (UB) 6/33 at 100.00 7,235,490
Total West Virginia 75,544,083
Wisconsin - 6.4%
16,950 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 4,145,933
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 22,410,558
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 15,702,455
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A
:
510 5.000%, 6/15/41, 144A 6/29 at 100.00 455,280
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 825,589

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 900 5.000%, 6/15/56, 144A 6/29 at 100.00 $ 720,366
1,600 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas 2 Project, Series 2019A,
5.000%, 7/15/54, 144A
7/27 at 100.00 1,451,631
6,760 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas Project, Series 2017, 5.375%,
7/15/52, 144A
7/27 at 100.00 6,525,757
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 798,316
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 780,454
6,860 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 6,099,084
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A
:
1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 987,016
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 1,494,239
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 4,677,714
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 1,517,713
2,000 5.000%, 6/15/49, 144A 6/26 at 100.00 1,694,673
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A
:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 941,997
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 1,423,913
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A
:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 1,055,564
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 3,136,990
3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%,
7/15/42
1/24 at 100.00 3,031,372
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Mallard Creek STEM Academy, North Carolina, Series 2019
:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 3,671,893
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 5,967,228
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 11,769,588
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 31,330,192
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A
:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 3,076,025
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 15,706,264
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A
:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 1,268,065
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 3,172,926

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A
:
$ 1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 $ 1,004,333
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 1,598,458
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 2,908,157
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 6,156,861
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
393 (c) 0.000%, 1/01/47, 144A No Opt. Call 9,167
343 (c) 0.000%, 1/01/48, 144A No Opt. Call 7,589
338 (c) 0.000%, 1/01/49, 144A No Opt. Call 7,041
327 (c) 0.000%, 1/01/50, 144A No Opt. Call 6,324
322 (c) 0.000%, 1/01/51, 144A No Opt. Call 5,890
418 (c) 0.000%, 1/01/52, 144A No Opt. Call 7,116
412 (c) 0.000%, 1/01/53, 144A No Opt. Call 6,655
398 (c) 0.000%, 1/01/54, 144A No Opt. Call 6,051
390 (c) 0.000%, 1/01/55, 144A No Opt. Call 5,605
382 (c) 0.000%, 1/01/56, 144A No Opt. Call 5,218
20,784 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 11,441,767
423 (c) 0.000%, 1/01/57, 144A No Opt. Call 5,444
412 (c) 0.000%, 1/01/58, 144A No Opt. Call 5,016
401 (c) 0.000%, 1/01/59, 144A No Opt. Call 4,640
393 (c) 0.000%, 1/01/60, 144A No Opt. Call 4,266
387 (c) 0.000%, 1/01/61, 144A No Opt. Call 3,963
376 (c) 0.000%, 1/01/62, 144A No Opt. Call 3,641
368 (c) 0.000%, 1/01/63, 144A No Opt. Call 3,379
360 (c) 0.000%, 1/01/64, 144A No Opt. Call 3,147
354 (c) 0.000%, 1/01/65, 144A No Opt. Call 2,908
382 (c) 0.000%, 1/01/66, 144A No Opt. Call 2,900
4,599 (c) 0.000%, 1/01/67, 144A No Opt. Call 31,608
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
177 (c) 0.000%, 1/01/46, 144A No Opt. Call 4,446
174 (c) 0.000%, 1/01/47, 144A No Opt. Call 4,063
173 (c) 0.000%, 1/01/48, 144A No Opt. Call 3,820
172 (c) 0.000%, 1/01/49, 144A No Opt. Call 3,576
169 (c) 0.000%, 1/01/50, 144A No Opt. Call 3,272
185 (c) 0.000%, 1/01/51, 144A No Opt. Call 3,396
4,770 (c) 1.000%, 7/01/51, 144A 3/28 at 100.00 2,710,872
184 (c) 0.000%, 1/01/52, 144A No Opt. Call 3,136
182 (c) 0.000%, 1/01/53, 144A No Opt. Call 2,932
180 (c) 0.000%, 1/01/54, 144A No Opt. Call 2,739
178 (c) 0.000%, 1/01/55, 144A No Opt. Call 2,555
175 (c) 0.000%, 1/01/56, 144A No Opt. Call 2,396
174 (c) 0.000%, 1/01/57, 144A No Opt. Call 2,240
172 (c) 0.000%, 1/01/58, 144A No Opt. Call 2,089
170 (c) 0.000%, 1/01/59, 144A No Opt. Call 1,971
169 (c) 0.000%, 1/01/60, 144A No Opt. Call 1,837
167 (c) 0.000%, 1/01/61, 144A No Opt. Call 1,705
165 (c) 0.000%, 1/01/62, 144A No Opt. Call 1,600
163 (c) 0.000%, 1/01/63, 144A No Opt. Call 1,496
162 (c) 0.000%, 1/01/64, 144A No Opt. Call 1,414
161 (c) 0.000%, 1/01/65, 144A No Opt. Call 1,317
158 (c) 0.000%, 1/01/66, 144A No Opt. Call 1,199

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,057 (c) 0.000%, 1/01/67, 144A No Opt. Call $ 14,138
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 26,007,393
Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2018A
:
985 5.250%, 8/01/38, 144A 8/28 at 100.00 985,749
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 1,239,939
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 3,848,827
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 6,826,765
6,875 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 6,856,333
Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A
:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 991,108
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 5,103,620
1,705 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A
6/25 at 100.00 1,671,522
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
1,000 6.000%, 6/15/52 6/29 at 101.00 941,653
1,100 6.125%, 6/15/57 6/29 at 101.00 1,038,259
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 1,762,624
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 1,073,755
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 3,533,105
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A
:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 914,173
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 2,584,687
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 2,297,196
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022
:
4,395 5.000%, 4/01/43 4/32 at 100.00 4,226,836
4,000 5.125%, 4/01/52 4/32 at 100.00 3,739,451
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 1,877,517
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50
1/30 at 100.00 3,893,610
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 1,504,781
16,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 16,824,205

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
$ 8,500 (c) 3.125%, 8/01/27, 144A No Opt. Call $ 6,630,000
28,545 (c) 6.750%, 8/01/31, 144A No Opt. Call 20,837,850
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 53,911,309
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 54,365,255
284,900 7.000%, 12/01/50, 144A 12/27 at 100.00 266,325,346
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 7,337,525
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 434,700
16,910 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 10,146,000
2,600 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29, 144A
9/28 at 100.00 1,560,000
Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A
:
3,100 (c) 6.250%, 10/01/31, 144A 10/27 at 100.00 310,000
10,000 (c) 6.850%, 10/01/47, 144A 10/27 at 100.00 1,000,000
4,700 (c) 7.000%, 10/01/47, 144A 10/27 at 100.00 470,000
2,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 20
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 3,980,275
3,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46,
144A
11/26 at 100.00 600,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
1,220 5.200%, 12/01/37 12/27 at 100.00 1,254,335
2,725 5.350%, 12/01/45 12/27 at 100.00 2,769,120
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
18,790 6.950%, 7/01/38, 144A 7/28 at 100.00 15,085,108
60,680 7.000%, 7/01/48, 144A 7/28 at 100.00 48,391,366
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 4,434,457
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
3,770 5.000%, 6/01/37 6/28 at 103.00 3,524,705
31,865 5.000%, 6/01/52 6/28 at 103.00 26,199,734
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51,
144A
1/32 at 100.00 7,016,842
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,886,691
9,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 6,546,109

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 $ 4,143,349
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
1/24 at 100.00 4,181,079
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 2,522,250
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 10,003,500
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 40,565,250
4,865 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 487
5,000 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities, Class
A Social Impact Certificates, Series 2023-1, 4.000%, 8/01/59, (Mandatory
Put 7/01/26)
No Opt. Call 4,953,880
500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 483,785
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 5,753,564
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
1/24 at 105.00 21,100,310
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 4,954,225
13,825 (d) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB)
10/28 at 100.00 13,743,994
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
6/26 at 100.00 2,134,669
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
7/27 at 100.00 8,376,917
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 1,469,541
5,620 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/48, (UB)
4/27 at 100.00 5,770,346
9,745 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%, 12/01/46,
(UB)
11/26 at 100.00 9,574,213
30,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51,
(UB)
12/31 at 100.00 28,713,546
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,650 5.500%, 5/01/34 5/24 at 100.00 1,650,663
2,635 5.750%, 5/01/39 5/24 at 100.00 2,603,691
10,115 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 9,846,788
Total Wisconsin 1,009,170,050

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming - 0.1%
$ 10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42
5/31 at 100.00 $ 8,381,084
8,250 (d) Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 3, 4.850%, 12/01/48, (UB)
6/32 at 100.00 8,470,291
Total Wyoming 16,851,375
Total Municipal Bonds
(cost $19,900,494,838) 18,665,550,129
Shares Description (a) Value
X –
COMMON STOCKS - 10 .1 % X 1,590,977,548
Materials - 0.0%
3,839 (i),(j) Ingevity Corporation $ 181,278
978 (f),(j) Palouse Fiber Holdings 146,700
23,041 (k) Westrock Co 956,662
Total Materials 1,284,640
Utilities - 10.1%
19,397,048 (j),(l) Energy Harbor Corp 1,552,733,693
601,775 (j),(m) Talen Energy Supply LLC 36,959,215
Total Utilities 1,589,692,908
Total Common Stocks
(cost $439,432,644) 1,590,977,548
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0 .2 % X 33,855,556
Commercial & Professional Services - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 $ 1,297,651
Total Commercial & Professional Services 1,297,651
Consumer Services - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 14,209,863
Total Consumer Services 14,209,863
Materials - 0.0%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 7,978,640
Total Materials 7,978,640
Real Estate Management & Development - 0.1%
7,348 (f) Benloch Ranch Improvement Association 1 9.750% 12/01/39 7,144,742
3,317 (f) Benloch Ranch Improvement Association No 1, 144A 9.750% 12/01/39 3,224,660
Total Real Estate Management & Development 10,369,402
Total Corporate Bonds
(cost $39,905,961) 33,855,556
Principal
Amount (000) Description (a) Coupon (n)
Reference
Rate (n) Spread (n) Maturity (o) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% (n) X 1,841,394
Capital Goods - 0.0%
$ 6,820 (c),(f) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 1,494,224
Total Capital Goods 1,494,224

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a) Coupon (n)
Reference
Rate (n) Spread (n) Maturity (o) Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
$ 347 Tuscan Gardens of Palm Coast 15.000% N/A N/A 10/01/24 $ 347,170
Total Pharmaceuticals, Biotechnology & Life Sciences 347,170
Total Variable Rate Senior Loan Interests
(cost $7,166,996) 1,841,394
Total Long-Term Investments
(cost $20,387,000,439) 20,292,224,627
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.4%
X –
REPURCHASE AGREEMENTS - 0 .4 % X 52,849,166
$ 52,025 (p) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 52,025,000
824 (q) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 824,166
Total Repurchase Agreements
(cost $52,849,166) 52,849,166
Total Short-Term Investments
(cost $52,849,166) 52,849,166
Total Investments (cost $ 20,439,849,605 ) - 129 .1% 20,345,073,793
Floating Rate Obligations - (31.0)% (4,885,461,000)
Other Assets & Liabilities, Net -  1.9% 305,379,893
Net Assets - 100% $ 15,764,992,686
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (r)
Current
Credit
Spread (s)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .43% $ 5,000,000 1 .000 % Quarterly 6/20/24 $ 7,767 $ (33,629) $ 41,396
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .47 5,000,000 1 .000 Quarterly 12/20/24 14,017 (58,150) 72,167
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1 .93 5,000,000 1 .000 Quarterly 12/20/25 9,967 (82,068) 92,035
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 2 .66 10,000,000 1 .000 Quarterly 12/20/27 (94,267) (472,302) 378,035
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 2 .78 60,000,000 1 .000 Quarterly 6/20/28 (853,000) (3,306,993) 2,453,993
Citigroup Global
Markets Inc.(f)
State of Illinois Sell 1 .26 25,000,000 1 .000 Quarterly 12/20/25 180,833 (130,940) 311,773
Total
$ 110,000,000 $ (734,683)
$(4,084,082) $ 3,349,399

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 18,425,366,472 $ 240,183,657 $ 18,665,550,129
Common Stocks 1,137,940 1,589,692,908 146,700 1,590,977,548
Corporate Bonds – 23,486,154 10,369,402 33,855,556
Variable Rate Senior Loan Interests – 347,170 1,494,224 1,841,394
Short-Term Investments:
Repurchase Agreements – 52,849,166 – 52,849,166
Investments in Derivatives:
Credit Default Swaps* – – 3,349,399 3,349,399
Total
$ 1,137,940 $ 20,091,741,870 $ 255,543,382 $ 20,348,423,192
* Represents net unrealized appreciation (depreciation).
High Yield
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests Common Stocks
Credit Default
Swaps
Balance at the beginning of period $17,189,540 $21,094,708 $9,901,983 $- $4,436,518
Gains (losses):
Net realized gains (losses) 7,650 (125,401) (6,965,994) - -
Change in net unrealized
appreciation (depreciation) (427,872,657) 179,569 (5,325,603) - (1,087,119)
Purchases at cost 634,209,848 - 10,624,104 146,700 -
Sales at proceeds (219,591) (10,818,676) (6,740,266) - -
Net discounts (premiums) 937,224 39,202 - - -
Transfers into 15,931,643 - - - -
Transfers (out of) - - - - -
Balance at the end of period $240,183,657 $10,369,402 $1,494,224 $146,700 $3,349,399
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(591,632,311) $179,305 $(5,325,603) $- $(1,087,119)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
High Yield Municipal Bonds $240,183,657 Discounted Cash Flow Discount Rate 15.00% N/A
Yield Spread 1.76% - 2.20% N/A
Expected Recovery Recovery Proceeds 0.001% - 100% 0.004% - 0.132%
Probability Weighted Expected
Recovery
Recovery Proceeds 0.001% - 130% 4.46% - 61.41%
Scenario Weights 0% - 100% 0.419% - 61.41%
Corporate Bonds 10,369,402 Comparable Security Yield Spread 4.35% N/A
Variable Rate
Senior Loan
Interests
1,494,224 Discounted Cash Flow Discount Rate 15% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 21.91% N/A
Scenario Weights 0% - 100% N/A
Common Stocks 146,700 Purchase Cost Cost $150 N/A

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Credit Default
Swaps
3,349,399* Third Party Vendor Yield Spread 0.50% - 2.14% N/A
Total $255,543,382
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Municipal Bonds $- $- $- $(15,931,643) $15,931,643 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Common Stock received as part of spin-off from WestRock Company.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

(l) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(m) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 10.500%, 1/15/26; Talen Energy Supply
LLC, 6.000%, 12/15/36; and Talen Energy Supply LLC, 6.500%, 6/01/25, Senior Notes.
(n) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(o) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(p) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $52,055,695 on 1/2/24, collateralized by
Government Agency Securities, with coupon rates 2.750%–3.375% and maturity dates 8/15/42–11/15/44, valued at $53,065,549.
(q) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $824,313 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $840,739.
(r) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(s) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.

PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.

Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments December 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 105.4%
X –
MUNICIPAL BONDS - 95.1% X 3,733,674,066
Alabama - 3.3%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 $ 2,453,666
50,000 (c),(d) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.708%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB)
3/29 at 100.00 51,203,390
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,778,285
5,125 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 5,214,626
300 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 3.875%, 11/01/27
No Opt. Call 282,365
1,750 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 1,743,069
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
5,955 5.000%, 3/01/33 3/26 at 100.00 5,183,730
3,500 5.000%, 3/01/36 3/26 at 100.00 2,911,787
50,000 (c),(d) Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.978%, 1/01/53, (Mandatory
Put 12/01/29) (SOFR*0.67% reference rate + 2.420% spread), (UB)
9/29 at 100.00 51,928,085
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
1,339 4.500%, 5/01/32, 144A 5/29 at 100.00 1,278,475
5,500 5.250%, 5/01/44, 144A 5/29 at 100.00 5,085,539
Total Alabama 129,063,017
Alaska - 0.0%
260 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/41
6/31 at 100.00 257,418
Total Alaska 257,418
Arizona - 3.3%
25,000 (d) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 4.597%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread), (UB)
12/23 at 100.00 23,017,598
Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust Series 2023-XF3088
:
1,500 (c) 5.898%, 1/01/37, 144A, (IF) 3/24 at 100.00 1,103,520
3,000 (c) 6.063%, 1/01/37, 144A, (IF) 3/24 at 100.00 2,207,040
1,500 (c) 6.063%, 1/01/37, 144A, (IF) 3/24 at 100.00 1,103,520
3,000 (c) 6.063%, 1/01/37, 144A, (IF) 3/24 at 100.00 2,207,039
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 496,608

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 480 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 $ 422,279
735 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call 714,758
240 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018B, 4.500%,
7/01/24, 144A
No Opt. Call 239,651
130 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call 132,328
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A
:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 754,391
3,435 5.000%, 7/01/49, 144A 7/24 at 101.00 3,130,973
305 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 307,329
680 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada  Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 691,011
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
1/24 at 105.00 1,608,356
410 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 396,247
30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group ? Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41, 144A
12/31 at 100.00 26,606,890
2,130 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 2,198,109
1,235 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 1,107,426
13,440 Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023A, 4.700%, 10/01/28, 144A
12/24 at 100.00 11,923,254
10,095 Arizona Industrial Development Authority, Revenue Bonds, Mirabella at
ASU Project, Refunding Series 2023B, 7.350%, 10/01/28, (Mandatory Put
1/01/27), 144A
12/24 at 100.00 9,208,866
750 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 707,883
115 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call 115,711
440 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call 437,270
146 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25, 144A
7/24 at 100.00 145,387

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 $ 239,357
1,590 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A,
4.800%, 7/01/28, 144A
No Opt. Call 1,602,775
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A
:
650 3.000%, 7/01/31, 144A No Opt. Call 590,491
385 4.000%, 7/01/41, 144A 7/31 at 100.00 330,752
Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020
:
190 5.000%, 10/01/26, 144A No Opt. Call 190,882
425 5.125%, 10/01/30, 144A 10/27 at 103.00 437,782
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
280 5.750%, 7/01/24, 144A No Opt. Call 281,609
3,430 6.500%, 7/01/34, 144A 7/24 at 100.00 3,466,508
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 948,386
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 1,175,852
90 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call 90,461
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019
:
535 5.000%, 6/15/34, 144A 6/25 at 100.00 537,210
660 5.000%, 6/15/39, 144A 6/25 at 100.00 642,665
6,995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30, 144A
7/26 at 103.00 7,065,836
865 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call 853,954
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019
:
685 5.125%, 7/01/30, 144A 7/26 at 103.00 691,389
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 1,867,976
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019
:
60 3.250%, 7/01/24, 144A No Opt. Call 59,680
370 5.000%, 7/01/29, 144A 7/26 at 100.00 372,324
425 5.000%, 7/01/34, 144A 7/26 at 100.00 425,393
575 5.000%, 7/01/39, 144A 7/26 at 100.00 556,332
165 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%,
3/01/24
No Opt. Call 165,148
1,470 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 1,473,490

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 375 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A,
7.500%, 2/01/25
2/24 at 100.00 $ 376,243
815 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28, 144A
No Opt. Call 846,348
680 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 663,775
2,695 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35, 144A
6/28 at 100.00 2,630,697
340 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 322,413
5,345 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R,
5.000%, 7/01/31
7/26 at 100.00 5,443,644
280 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call 278,373
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 111,520
500 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
1/24 at 100.00 460,805
311 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
1/24 at 100.00 246,102
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
1,500 5.500%, 10/01/27, 144A No Opt. Call 1,296,538
10 6.000%, 10/01/37, 144A 10/27 at 100.00 7,062
145 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call 143,940
Total Arizona 127,877,156
Arkansas - 0.6%
4,310 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 4,316,806
9,715 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 9,859,288
7,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 7,512,278
Total Arkansas 21,688,372
California - 5.0%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
7,215 5.000%, 3/01/31 3/26 at 100.00 7,325,561
7,565 5.250%, 3/01/36 3/26 at 100.00 7,729,648
1,690 5.000%, 3/01/46 3/26 at 100.00 1,658,162

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 695 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call $ 708,901
50,000 (c),(d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 5.258%,
5/01/53, (Mandatory Put 8/01/28) (SOFR*0.67% reference rate + 1.700%
spread), (UB)
5/28 at 100.00 50,254,100
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 3,794,798
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 2,458,955
California Enterprise Development Authority, Charter School Revenue
Bonds, Rocklin Academy Project, Refunding Series 2021A
:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 228,598
630 4.000%, 6/01/51, 144A 6/31 at 100.00 497,736
225 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 4.000%, 8/15/34
8/27 at 100.00 229,515
14 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 13,873
215 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
1/24 at 101.00 213,529
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 266,698
590 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project?Pinewood & Oakwood Schools, Series 2016B,
4.000%, 11/01/26, 144A
No Opt. Call 576,864
1,400 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28, 144A
No Opt. Call 1,404,900
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A
:
815 4.000%, 6/15/26, 144A No Opt. Call 802,479
1,900 5.000%, 6/15/46, 144A 6/26 at 100.00 1,830,416
170 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A
No Opt. Call 170,041
185 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
1/24 at 101.00 183,826
845 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 3.875%, 7/01/28,
144A
No Opt. Call 814,065
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 856,913
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 207,753
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 1,486,062
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%, 7/01/57,
(Mandatory Put 7/01/32), 144A
7/29 at 103.00 21,902,928

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/36,
144A
12/30 at 100.00 $ 182,449
420 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
4.250%, 1/01/25
No Opt. Call 411,391
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
:
300 5.000%, 11/01/24 No Opt. Call 302,972
350 5.000%, 11/01/27 11/24 at 100.00 351,689
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,425 5.000%, 11/01/28 11/26 at 100.00 1,449,806
2,595 5.250%, 11/01/29 11/26 at 100.00 2,654,766
1,990 5.000%, 11/01/30 11/26 at 100.00 2,022,196
1,000 5.250%, 11/01/31 11/26 at 100.00 1,022,364
1,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 1,010,926
1,100 (e) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 66,000
3,310 (e) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
1/24 at 102.00 331,000
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 1,325,624
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call 542,141
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A
:
860 5.000%, 7/01/35, 144A 7/33 at 105.00 868,240
1,375 5.250%, 7/01/40, 144A 7/33 at 105.00 1,390,320
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%,
6/01/29, 144A
6/26 at 100.00 1,118,898
1,405 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 1,405,335
755 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call 733,971
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A
:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 293,069
750 5.000%, 6/01/39, 144A 6/26 at 100.00 737,315
2,080 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.250%, 6/15/43, 144A
6/31 at 102.00 2,116,833
405 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Taxable Series 2023B, 7.500%, 6/15/29, 144A
No Opt. Call 414,851

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 10 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42, 144A
8/28 at 100.00 $ 10,273
585 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call 587,006
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016
:
570 4.000%, 6/01/26, 144A No Opt. Call 563,410
1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 1,003,136
620 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call 625,112
California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023
:
740 5.000%, 8/01/33, 144A No Opt. Call 759,033
500 5.250%, 8/01/38, 144A 8/33 at 100.00 505,605
470 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
6/25 at 100.00 474,055
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A
:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 633,695
975 5.000%, 6/01/34, 144A 6/26 at 100.00 990,437
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 323,423
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A,
4.000%, 6/01/41, 144A
6/27 at 100.00 5,528,006
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
260 4.000%, 6/01/31 No Opt. Call 248,241
100 4.000%, 6/01/41 6/31 at 100.00 84,423
2,165 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 5.500%,
6/01/43, 144A, (WI/DD)
6/31 at 100.00 2,157,208
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A
:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 234,224
435 5.000%, 6/01/41, 144A 6/29 at 100.00 414,555
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 1,279,534
160 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24,
144A
No Opt. Call 160,032
295 (f) California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%,
8/01/24, (Pre-refunded 2/01/24), 144A
2/24 at 100.00 295,457
100 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call 99,957

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 145 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call $ 146,000
California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A
:
270 4.000%, 7/01/29, 144A 7/28 at 100.00 271,594
465 4.000%, 7/01/38, 144A 7/28 at 100.00 442,320
127 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call 127,186
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 148,436
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call 869,885
225 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call 223,690
305 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call 306,882
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1
:
1,005 5.000%, 9/02/25 No Opt. Call 1,030,321
1,045 5.000%, 9/02/26 9/25 at 100.00 1,074,596
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A
:
2,775 4.000%, 9/02/28 No Opt. Call 2,829,418
2,150 5.000%, 9/02/38 9/28 at 100.00 2,272,342
3,040 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%,
9/02/28
No Opt. Call 3,090,866
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
33 (e),(g) 5.750%, 7/01/24 1/22 at 100.00 33,091
74 (e),(g) 5.750%, 7/01/30 1/22 at 100.00 73,328
5 (e),(g) 5.750%, 7/01/35 1/22 at 100.00 5,057
13 (e),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 12,973
27 (e),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 26,990
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 1,420,029
410 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
1/24 at 100.00 410,228
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,577,493
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 1,448,702

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 $ 1,675,661
2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 1,943,397
740 (f) Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 822,746
Hesperia, California, Special Tax Bonds, Community Facilities District
2005-1 Belgate Development Restructuring Series 2014
:
250 5.000%, 9/01/24 No Opt. Call 252,065
195 5.000%, 9/01/26 9/24 at 100.00 197,146
2,175 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 1,888,671
670 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call 671,369
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
70 4.100%, 9/01/24 No Opt. Call 69,809
85 4.200%, 9/01/25 No Opt. Call 84,730
105 4.350%, 9/01/26 No Opt. Call 105,083
125 4.400%, 9/01/27 9/26 at 103.00 125,474
145 4.500%, 9/01/28 9/26 at 103.00 146,478
1,120 5.100%, 9/01/33 9/26 at 103.00 1,164,601
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
45 4.100%, 9/01/24 No Opt. Call 44,877
55 4.200%, 9/01/25 No Opt. Call 54,825
65 4.350%, 9/01/26 No Opt. Call 65,052
80 4.400%, 9/01/27 9/26 at 103.00 80,303
95 4.500%, 9/01/28 9/26 at 103.00 96,008
695 5.100%, 9/01/33 9/26 at 103.00 722,677
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
85 4.100%, 9/01/24 No Opt. Call 84,768
110 4.200%, 9/01/25 No Opt. Call 109,650
130 4.350%, 9/01/26 No Opt. Call 130,103
155 4.400%, 9/01/27 9/26 at 103.00 155,588
180 4.500%, 9/01/28 9/26 at 103.00 181,910
1,390 5.100%, 9/01/33 9/26 at 103.00 1,445,353
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019
:
20 4.350%, 9/01/24 No Opt. Call 19,952
25 4.450%, 9/01/25 No Opt. Call 24,936
30 4.600%, 9/01/26 No Opt. Call 30,053
35 4.650%, 9/01/27 9/26 at 103.00 35,179
45 4.750%, 9/01/28 9/26 at 103.00 45,531
335 5.350%, 9/01/33 9/26 at 103.00 349,941
1,845 5.850%, 9/01/49 9/26 at 103.00 1,892,392
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
30 4.100%, 9/01/24 No Opt. Call 29,918
40 4.200%, 9/01/25 No Opt. Call 39,873

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 45 4.350%, 9/01/26 No Opt. Call $ 45,036
55 4.400%, 9/01/27 9/26 at 103.00 55,209
65 4.500%, 9/01/28 9/26 at 103.00 65,662
495 5.100%, 9/01/33 9/26 at 103.00 514,712
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 122,344
7,370 (d) Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 4.408%, 9/01/37 - NPFG
Insured (TSFR3M*0.67% reference rate + 0.630% spread), (WI/DD)
1/24 at 100.00 6,893,955
640 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.200%, 9/01/28
9/24 at 100.00 649,099
ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015
:
625 5.000%, 9/01/24 No Opt. Call 630,203
690 5.000%, 9/01/26 9/25 at 100.00 704,892
755 5.000%, 9/01/28 9/25 at 100.00 771,793
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021
:
100 3.000%, 9/01/31 9/28 at 103.00 94,497
110 4.000%, 9/01/41 9/28 at 103.00 104,406
Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 6 &7,
Refunding Series 2014E
:
480 4.000%, 9/01/24 No Opt. Call 480,832
500 5.000%, 9/01/25 9/24 at 100.00 505,434
525 5.000%, 9/01/26 9/24 at 100.00 531,297
860 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
1/24 at 100.00 860,371
100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area C,
Series 2016, 5.000%, 9/01/26
No Opt. Call 104,303
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 671,873
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 351,934
Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014
:
500 4.250%, 9/01/24 No Opt. Call 501,577
750 5.000%, 9/01/25 9/24 at 100.00 758,102
500 Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 1, Series 2021, 4.000%, 9/01/41
9/28 at 103.00 481,106
550 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 4.000%, 9/01/26
No Opt. Call 556,544
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A
:
295 5.000%, 9/01/27, 144A No Opt. Call 307,024
400 5.000%, 9/01/32, 144A No Opt. Call 434,919
385 5.000%, 9/01/37, 144A 9/32 at 100.00 405,059
400 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 404,405

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,185 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022A, 4.000%, 9/01/32, 144A
9/28 at 103.00 $ 1,202,418
30 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 31,093
100 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A
No Opt. Call 105,161
375 Tracy, California, Special Tax Bonds, Community Facilities District 2016-
2,  Improvement Area 2, Series 2021, 4.000%, 9/01/36
9/28 at 103.00 379,630
125 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call 127,298
Total California 195,825,033
Colorado - 8.5%
2,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 1,638,724
348 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 299,047
3,870 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 3,995,802
315 (f) Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call 329,736
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,412,160
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
1,028 4.000%, 12/01/29 9/24 at 103.00 980,468
2,850 5.000%, 12/01/48 9/24 at 103.00 2,598,497
500 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
1/24 at 101.00 501,494
635 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 559,575
Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A
:
525 4.250%, 12/01/31 12/26 at 103.00 485,564
1,565 4.500%, 12/01/41 12/26 at 103.00 1,330,802
1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,148,447
329 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
1/24 at 102.00 321,706
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
4,384 5.000%, 12/01/35 6/24 at 103.00 3,639,491
20,625 5.125%, 12/01/48 6/24 at 103.00 16,773,605

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
$ 6,154 5.000%, 12/01/39 6/24 at 103.00 $ 5,412,215
12,050 5.000%, 12/01/49 6/24 at 103.00 9,558,525
4,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
1/24 at 100.00 4,815,848
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
1/24 at 102.00 2,101,362
265 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call 265,131
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/31
12/26 at 103.00 964,705
1,470 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call 1,417,746
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 246,249
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A
:
845 5.000%, 3/15/32, 144A No Opt. Call 827,701
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 1,852,053
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call 246,677
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/29
1/24 at 100.00 500,440
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34,
144A
7/24 at 100.00 500,975
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 625,779
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
1,825 5.000%, 10/01/29, 144A 10/27 at 100.00 1,847,025
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 2,172,012
3,520 5.000%, 10/01/59, 144A 10/27 at 100.00 3,068,639
75 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call 74,788
440 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 423,250
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
280 5.000%, 12/01/25, 144A No Opt. Call 260,643
750 5.500%, 12/01/30, 144A 12/25 at 100.00 610,997

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.625%, 12/01/32
1/24 at 103.00 $ 501,617
433 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2016, 4.625%, 12/01/31
1/24 at 101.00 415,614
388 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 385,996
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,595 5.250%, 12/01/39, 144A 1/24 at 103.00 1,613,781
465 5.250%, 12/01/39, 144A 1/24 at 103.00 470,476
457 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 3.250%, 12/01/29, 144A
9/24 at 103.00 421,349
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 461,085
20,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 21,323,587
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 311,356
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,500 5.750%, 12/01/30 12/24 at 100.00 1,492,322
2,300 6.000%, 12/01/38 12/24 at 100.00 2,210,148
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
7,900 5.250%, 12/01/32 12/30 at 102.00 7,928,460
4,020 5.500%, 12/01/42 12/30 at 102.00 4,033,824
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,759,735
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
3,035 4.000%, 12/01/31 12/26 at 103.00 2,727,954
500 4.500%, 12/01/41 12/26 at 103.00 415,923
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32
9/25 at 103.00 1,169,118
1,300 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 1,306,595
Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021
:
1,288 4.000%, 12/01/31 3/26 at 103.00 1,118,412
550 5.000%, 12/01/41 3/26 at 103.00 487,833
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%, 12/01/47
9/27 at 103.00 5,116,118

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 $ 1,090,223
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A,
4.625%, 12/01/27
1/24 at 103.00 495,139
1,061 (e) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
1/24 at 100.00 1,044,659
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 1,861,420
Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022
:
3,885 6.500%, 11/01/32, 144A 11/29 at 103.00 3,942,654
14,550 7.125%, 11/01/42, 144A 11/29 at 103.00 14,690,074
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 1,083,445
Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022
:
930 6.250%, 12/01/37 12/27 at 103.00 933,553
1,100 6.500%, 12/01/42 12/27 at 103.00 1,105,599
1,700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 1,663,282
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 824,214
437 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 428,869
1,227 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
1/24 at 103.00 1,245,234
1,540 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2, 5.500%, 12/01/34
1/24 at 103.00 1,568,055
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 1,913,289
260 One Horse Business Improvement District, Lakewood, Colorado, Sales Tax
Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
1/24 at 100.00 260,185
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
2,690 4.000%, 12/01/29 12/24 at 103.00 2,549,735
6,160 5.000%, 12/01/49 12/24 at 103.00 5,673,239
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
500 4.000%, 12/01/35, 144A 3/26 at 103.00 430,332
2,900 5.000%, 12/01/51, 144A 3/26 at 103.00 2,572,956
3,950 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 2,321,834
15,945 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 15,246,647
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 420,169

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
$ 440 6.250%, 11/15/28 No Opt. Call $ 471,167
2,800 6.500%, 11/15/38 No Opt. Call 3,531,391
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 12,896,200
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
200 4.250%, 12/01/28 12/24 at 100.00 196,499
335 4.375%, 12/01/30 12/24 at 100.00 320,618
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
1,900 4.500%, 12/01/32 3/27 at 103.00 1,746,749
8,310 5.000%, 12/01/42 3/27 at 103.00 7,687,348
Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A
:
13,640 6.375%, 12/01/42 12/29 at 103.00 13,865,889
6,000 6.750%, 12/01/52 12/29 at 103.00 6,030,177
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
1,575 3.250%, 12/01/31 9/26 at 103.00 1,365,466
1,000 3.750%, 12/01/41 9/26 at 103.00 787,766
300 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 287,790
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
1/24 at 102.00 2,929,155
Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022
:
2,000 5.800%, 12/01/32 12/27 at 103.00 2,066,473
8,500 6.500%, 12/01/42 12/27 at 103.00 8,814,717
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
3,205 5.000%, 12/01/40 12/25 at 103.00 3,073,901
2,000 5.125%, 12/01/50 12/25 at 103.00 1,832,338
Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22
:
1,345 5.250%, 12/01/32 6/30 at 102.00 1,344,034
5,050 5.500%, 12/01/42 6/30 at 102.00 4,980,156
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42, 144A
3/27 at 103.00 677,600
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 591,288
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
7,750 5.000%, 12/01/41 3/26 at 103.00 6,654,451
13,170 5.000%, 12/01/51 3/26 at 103.00 10,709,160
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
10,000 5.125%, 12/01/34 1/24 at 103.00 10,030,332
630 5.375%, 12/01/39 1/24 at 103.00 632,113

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,500 5.500%, 12/01/48 1/24 at 103.00 $ 3,476,339
Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021
:
530 5.000%, 12/01/36 3/26 at 103.00 458,289
2,465 5.000%, 12/01/41 3/26 at 103.00 2,040,486
12,125 5.000%, 12/01/51 3/26 at 103.00 9,461,054
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,092,105
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 1,434,836
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 908,202
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 6,210,574
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 9,435,395
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 1,474,807
Total Colorado 333,358,852
Connecticut - 0.9%
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
1/24 at 100.00 12,163,584
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1
:
1,450 4.500%, 10/01/34, 144A 10/24 at 104.00 1,258,600
11,750 5.000%, 10/01/54, 144A 10/24 at 104.00 8,879,312
925 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 897,521
10,000 (c),(d) Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 4.660%, 6/15/24
(SIFMA reference rate + 1.250% spread), (UB)
No Opt. Call 10,027,731
Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021
:
600 4.000%, 4/01/31 4/30 at 100.00 574,073
1,755 4.000%, 4/01/41 4/30 at 100.00 1,524,240
Total Connecticut 35,325,061
Delaware - 0.0%
Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A
:
180 4.000%, 6/01/52 6/32 at 100.00 130,986
185 4.000%, 6/01/57 6/32 at 100.00 130,661
725 Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A, 3.250%, 6/01/26
No Opt. Call 692,852
650 (f) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, (Pre-refunded
3/03/25), 144A
3/25 at 100.00 668,513
Total Delaware 1,623,012

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 0.1%
$ 270 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/32
7/24 at 103.00 $ 266,693
District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching
Demonstration Public Charter School Issue, Series 2022
:
835 5.000%, 7/01/32 No Opt. Call 881,197
1,500 5.000%, 7/01/42 7/32 at 100.00 1,533,925
235 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call 231,933
Total District of Columbia 2,913,748
Florida - 23.8%
130 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
5.500%, 11/01/25
No Opt. Call 131,821
165 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022, 4.500%,
6/15/27
No Opt. Call 165,408
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
:
130 4.000%, 11/01/24 No Opt. Call 129,459
735 4.750%, 11/01/29 11/28 at 100.00 743,965
805 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A, 4.750%, 11/01/29, 144A
No Opt. Call 820,777
385 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 392,390
615 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.625%, 5/01/28
No Opt. Call 619,130
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 432,585
115 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call 116,937
335 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call 343,636
Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
:
90 2.375%, 5/01/26 No Opt. Call 86,350
250 3.000%, 5/01/32 No Opt. Call 224,590
740 3.375%, 5/01/41 5/32 at 100.00 589,133
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call 199,121
Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding
Series 2022
:
200 4.700%, 5/01/32, 144A No Opt. Call 202,496
515 5.500%, 5/01/42, 144A 5/32 at 100.00 527,746
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021
:
720 2.600%, 5/01/26 No Opt. Call 693,277
1,355 3.200%, 5/01/31 No Opt. Call 1,251,078

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,000 3.750%, 5/01/41 5/31 at 100.00 $ 844,649
445 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call 453,093
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020
:
650 3.800%, 5/01/32, 144A 5/30 at 100.00 624,735
165 4.300%, 5/01/42, 144A 5/30 at 100.00 148,481
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022
:
405 3.000%, 5/01/27, 144A No Opt. Call 389,361
915 3.300%, 5/01/32, 144A No Opt. Call 841,008
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 2,074,538
985 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
2.750%, 5/01/31, 144A
No Opt. Call 881,511
185 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call 186,816
Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
60 2.450%, 11/01/26 No Opt. Call 56,977
175 3.100%, 11/01/31 No Opt. Call 157,263
500 3.400%, 11/01/41 11/31 at 100.00 397,777
220 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call 221,719
380 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
2.375%, 5/01/26, 144A
No Opt. Call 362,501
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
30 4.000%, 11/01/24, 144A No Opt. Call 29,956
200 4.500%, 11/01/29, 144A No Opt. Call 202,035
205 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018, 4.000%, 11/01/24, 144A
No Opt. Call 204,635
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
25 4.000%, 11/01/24, 144A No Opt. Call 24,958
170 4.500%, 11/01/29, 144A No Opt. Call 171,547
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015
:
515 4.750%, 11/01/26 11/25 at 100.00 520,143
1,125 5.000%, 11/01/31 11/25 at 100.00 1,137,187
425 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 429,852
Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
:
930 3.250%, 11/01/27 No Opt. Call 894,488

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,295 3.625%, 11/01/32 No Opt. Call $ 1,185,553
2,675 4.000%, 11/01/42 11/32 at 100.00 2,273,364
300 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call 301,059
200 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021, 3.000%,
5/01/31, 144A
No Opt. Call 183,356
275 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call 266,438
170 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
1/24 at 100.00 169,349
Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016
:
45 3.750%, 5/01/24 No Opt. Call 44,913
30 3.750%, 5/01/25 No Opt. Call 29,766
Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1
:
105 4.250%, 11/01/24, 144A No Opt. Call 104,894
600 4.750%, 11/01/29, 144A No Opt. Call 607,453
335 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call 354,925
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 484,808
Bellalago Educational Facilities Benefit District, Florida, Capital
Improvement Bonds, Refunding Series 2014
:
1,125 3.875%, 5/01/24 No Opt. Call 1,126,066
1,165 4.000%, 5/01/25 5/24 at 100.00 1,167,893
1,220 4.125%, 5/01/26 5/24 at 100.00 1,224,513
1,070 4.250%, 5/01/27 5/24 at 100.00 1,074,610
445 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call 451,783
Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020
:
120 2.500%, 12/15/25 No Opt. Call 115,907
200 3.125%, 12/15/30 No Opt. Call 186,694
310 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
2.625%, 5/01/26
No Opt. Call 297,808
205 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 4.800%,
6/15/27
No Opt. Call 206,419
Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021
:
455 3.000%, 5/01/31 No Opt. Call 409,460
1,170 3.500%, 5/01/41 5/31 at 100.00 945,266
Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2023
:
1,100 4.500%, 5/01/33 5/32 at 100.00 1,105,204
1,770 5.125%, 5/01/43 5/32 at 100.00 1,775,703

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 $ 910,768
Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023
:
750 4.375%, 5/01/30, 144A No Opt. Call 748,729
1,685 5.250%, 5/01/43, 144A 5/33 at 100.00 1,678,792
Bridgewater North Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2022
:
325 3.125%, 5/01/27, 144A No Opt. Call 311,998
500 3.500%, 5/01/32, 144A No Opt. Call 456,494
Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021
:
320 2.375%, 5/01/26 No Opt. Call 305,646
405 2.850%, 5/01/31 No Opt. Call 359,221
1,050 3.150%, 5/01/41 5/31 at 100.00 805,839
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
265 4.375%, 5/01/27, 144A No Opt. Call 264,832
350 4.750%, 5/01/32, 144A No Opt. Call 350,967
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A
No Opt. Call 633,688
Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022
:
410 4.750%, 5/01/27, 144A No Opt. Call 410,202
420 5.250%, 5/01/32, 144A No Opt. Call 421,574
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 1,007,969
215 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 217,770
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call 1,186,089
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
380 4.000%, 12/15/24, 144A No Opt. Call 376,295
300 4.000%, 12/15/25, 144A No Opt. Call 293,745
355 5.000%, 12/15/26, 144A 7/26 at 100.00 353,010
330 5.000%, 12/15/27, 144A 7/26 at 100.00 329,172
350 5.000%, 12/15/28, 144A 7/26 at 100.00 349,812
365 5.000%, 12/15/29, 144A 7/26 at 100.00 364,975
510 5.000%, 12/15/30, 144A 7/26 at 100.00 509,083
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
445 3.000%, 7/01/31, 144A No Opt. Call 391,213
165 4.000%, 7/01/41, 144A 7/31 at 100.00 134,516
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A-2
:
500 2.500%, 7/01/31, 144A No Opt. Call 424,070
750 4.000%, 7/01/41, 144A 7/31 at 100.00 611,436
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A
:
320 3.000%, 12/15/29, 144A No Opt. Call 286,640
1,285 5.000%, 12/15/39, 144A 12/30 at 100.00 1,205,625

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A
No Opt. Call $ 204,861
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41, 144A
6/31 at 100.00 214,793
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 2,457,929
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
900 5.900%, 8/15/28, 144A No Opt. Call 918,956
515 6.100%, 8/15/38, 144A 8/28 at 100.00 525,730
1,320 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call 1,315,800
Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018
:
5,064 (e) 7.000%, 6/01/28, 144A No Opt. Call 506,400
10,556 (e) 7.250%, 6/01/33, 144A 6/28 at 100.00 1,055,573
1,450 (e) 7.500%, 6/01/48, 144A 6/28 at 100.00 144,996
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 517,512
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 435,290
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,170 5.000%, 8/01/27, 144A 8/24 at 103.00 1,074,804
490 5.375%, 8/01/32, 144A 8/24 at 103.00 418,298
Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A
:
2,000 5.125%, 6/15/33, 144A 6/30 at 100.00 2,025,678
3,600 6.000%, 6/15/43, 144A 6/30 at 100.00 3,649,669
585 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 595,823
130 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021, 2.250%, 5/01/26
No Opt. Call 124,472
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
185 4.750%, 5/01/24 No Opt. Call 185,338
2,935 5.000%, 5/01/34 5/24 at 100.00 2,939,891
2,625 5.125%, 5/01/45 5/24 at 100.00 2,616,372
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,225 5.000%, 5/01/32 5/27 at 100.00 1,239,958
3,810 5.000%, 5/01/48 5/27 at 100.00 3,679,718
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021
:
450 2.375%, 5/01/26 No Opt. Call 429,841
1,090 3.000%, 5/01/31 No Opt. Call 985,676
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2016
:
260 4.125%, 12/15/27 12/26 at 100.00 259,846
500 4.500%, 12/15/32 12/26 at 100.00 501,418

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021
:
$ 230 2.750%, 5/01/26, 144A No Opt. Call $ 221,987
250 2.750%, 5/01/29, 144A No Opt. Call 231,115
255 3.000%, 5/01/42, 144A 5/31 at 100.00 193,992
Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1
:
180 3.000%, 5/01/25 No Opt. Call 177,229
615 3.250%, 5/01/31 5/30 at 100.00 574,808
Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
:
105 2.500%, 5/01/26, 144A No Opt. Call 100,558
765 3.375%, 5/01/41, 144A 5/31 at 100.00 608,858
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29, 144A
No Opt. Call 294,440
3,512 (e) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.000%, 5/15/24, 144A
No Opt. Call 112,391
410 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call 398,865
260 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.125%, 5/01/26
No Opt. Call 259,040
40 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2 Phase 2, 4.625%, 5/01/28
No Opt. Call 40,153
Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019
:
45 3.875%, 11/01/24, 144A No Opt. Call 44,801
270 4.000%, 11/01/29, 144A No Opt. Call 264,896
Coral Keys Homes Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
105 2.750%, 5/01/25 No Opt. Call 102,757
165 3.125%, 5/01/30 No Opt. Call 155,139
700 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017, 4.500%, 11/01/28,
144A
No Opt. Call 700,778
Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
160 3.875%, 11/01/24, 144A No Opt. Call 159,342
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 1,181,083
360 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call 362,902
Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022
:
735 3.875%, 5/01/27 No Opt. Call 724,480
1,000 4.250%, 5/01/32 No Opt. Call 980,175
2,455 4.625%, 5/01/42 5/32 at 100.00 2,304,421

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
$ 140 4.375%, 11/01/24, 144A No Opt. Call $ 140,203
795 4.750%, 11/01/29, 144A No Opt. Call 808,643
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022
:
405 3.400%, 5/01/27 No Opt. Call 397,599
1,000 3.750%, 5/01/32 No Opt. Call 973,408
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2023
:
375 4.500%, 5/01/30 No Opt. Call 375,373
1,000 5.125%, 5/01/43 5/33 at 100.00 992,047
400 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-
1, 4.000%, 5/01/24
No Opt. Call 399,121
Crystal Cay Community Development District, Florida, Special Assessment
Bonds, 2021 Project, Series 2021
:
135 2.250%, 5/01/26 No Opt. Call 129,404
855 3.050%, 5/01/41 5/31 at 100.00 694,494
1,675 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 1,487,543
Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bpnds, Series 2020A
:
460 3.000%, 5/01/25, 144A No Opt. Call 451,462
1,290 3.500%, 5/01/30, 144A No Opt. Call 1,205,534
360 4.000%, 5/01/40, 144A 5/31 at 100.00 315,020
Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2023
:
275 4.000%, 5/01/28 No Opt. Call 278,457
450 4.000%, 5/01/33 No Opt. Call 454,173
Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020
:
160 2.625%, 5/01/25, 144A No Opt. Call 156,439
295 3.250%, 5/01/30, 144A No Opt. Call 273,590
540 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 472,575
Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019
:
955 3.750%, 11/01/31 11/29 at 100.00 898,763
1,670 4.000%, 11/01/39 11/29 at 100.00 1,485,988
Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
345 4.375%, 5/01/30, 144A No Opt. Call 344,793
1,000 5.250%, 5/01/43, 144A 5/33 at 100.00 998,719
500 Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023, 4.125%,
5/01/30
No Opt. Call 498,455
720 Downden West Community Development District, Florida, Revenue
Bonds Series 2018, 4.850%, 5/01/29, 144A
No Opt. Call 730,357

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 -
AGM Insured
5/27 at 100.00 $ 2,758,911
DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022
:
145 4.300%, 5/01/27 No Opt. Call 144,900
175 4.500%, 5/01/32 No Opt. Call 175,045
Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020
:
160 3.000%, 5/01/25, 144A No Opt. Call 157,182
575 3.625%, 5/01/31, 144A 5/30 at 100.00 535,384
East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021
:
75 2.500%, 5/01/26 No Opt. Call 71,815
200 3.000%, 5/01/31 No Opt. Call 179,367
530 3.300%, 5/01/41 5/31 at 100.00 414,854
345 East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29,
144A
11/28 at 100.00 347,720
East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.750%, 11/01/24 No Opt. Call 59,771
280 4.125%, 11/01/29 No Opt. Call 277,413
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
90 4.250%, 5/01/24 No Opt. Call 89,973
500 4.600%, 5/01/29 No Opt. Call 505,019
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021
:
325 2.400%, 5/01/26 No Opt. Call 310,333
495 3.000%, 5/01/31 No Opt. Call 441,940
1,265 3.500%, 5/01/41 5/31 at 100.00 1,017,541
55 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 2.750%, 5/01/25
No Opt. Call 53,978
Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021
:
325 2.500%, 5/01/26 No Opt. Call 310,845
800 3.100%, 5/01/31 No Opt. Call 721,852
2,000 3.600%, 5/01/41 5/31 at 100.00 1,659,484
190 Entrada Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021, 2.125%, 5/01/26, 144A
No Opt. Call 180,587
360 Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.000%,
5/01/31
No Opt. Call 319,732
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A
:
225 2.450%, 11/01/26, 144A No Opt. Call 213,170
640 3.100%, 11/01/31, 144A No Opt. Call 566,561
1,505 3.400%, 11/01/41, 144A 11/31 at 100.00 1,152,795
420 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 424,444

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
$ 110 4.250%, 5/01/24, 144A No Opt. Call $ 109,929
280 5.000%, 5/01/30, 144A 5/29 at 100.00 283,268
200 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 186,224
435 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call 442,176
Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
75 4.125%, 11/01/24, 144A No Opt. Call 74,839
500 4.250%, 11/01/29, 144A No Opt. Call 498,000
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 305,946
260 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 260,349
225 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%,
6/15/28, 144A
6/26 at 100.00 225,096
930 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.000%,
10/01/32, 144A
10/29 at 100.00 941,035
1,630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/31, 144A
6/29 at 102.00 1,608,052
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 361,230
630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.000%, 7/01/27, 144A
No Opt. Call 621,676
3,280 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27, 144A
No Opt. Call 3,307,257
600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28, 144A
No Opt. Call 565,302
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Global Outreach Charter Academy, Series 2021A
:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 543,659
765 4.000%, 6/30/41, 144A 6/28 at 100.00 613,470
930 4.000%, 6/30/46, 144A 6/28 at 100.00 699,202
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
1,370 5.000%, 7/01/32, 144A No Opt. Call 1,299,057
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 2,843,084
3,750 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014, 5.625%, 6/15/29,
144A
6/24 at 100.00 3,538,924

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Parrish Charter Academy Inc Series 2023A, 6.250%, 4/23/58,
(Mandatory Put 6/15/28), 144A
6/27 at 100.00 $ 2,976,974
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
645 5.000%, 6/15/25, 144A No Opt. Call 644,715
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 4,920,978
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 1,754,969
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 1,515,542
470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30, 144A
9/27 at 100.00 436,386
970 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26, 144A
No Opt. Call 972,925
700 Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 5.250%, 8/15/37,
144A
8/32 at 100.00 676,828
57,575 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 58,006,582
53,520 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A, (WI/DD)
2/24 at 100.00 53,515,296
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
101,970 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 1/24 at 101.00 98,918,762
75,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 1/24 at 101.00 74,475,527
31,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
1/24 at 103.50 31,066,614
101,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 103,609,992
225 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%,
6/01/35, 144A
6/28 at 103.00 211,727
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 654,871
495 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 495,835
525 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 531,532
165 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 165,097
430 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call 432,288
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
1/24 at 100.00 70,026

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021
:
$ 355 2.400%, 5/01/26, 144A No Opt. Call $ 338,979
665 2.950%, 5/01/31, 144A No Opt. Call 591,892
530 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.250%, 5/01/26
No Opt. Call 531,029
740 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 742,179
960 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 964,663
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 3, Series 2021
:
125 2.625%, 11/01/26, 144A No Opt. Call 118,636
220 3.200%, 11/01/31, 144A No Opt. Call 197,974
560 3.500%, 11/01/41, 144A 11/31 at 100.00 445,738
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
95 3.750%, 11/01/24 No Opt. Call 94,538
545 4.125%, 11/01/29 No Opt. Call 539,621
520 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call 530,614
90 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%,
11/01/27
No Opt. Call 89,292
Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023
:
200 4.875%, 5/01/30, 144A No Opt. Call 201,741
750 5.625%, 5/01/43, 144A 5/33 at 100.00 764,930
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021
:
120 2.375%, 5/01/26 No Opt. Call 114,711
205 3.000%, 5/01/31 No Opt. Call 184,232
515 3.375%, 5/01/41 5/31 at 100.00 413,668
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022
:
410 4.200%, 5/01/27, 144A No Opt. Call 405,910
505 4.400%, 5/01/32, 144A No Opt. Call 497,723
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
75 4.125%, 5/01/24, 144A No Opt. Call 75,000
425 4.750%, 5/01/29, 144A No Opt. Call 431,835
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 454,114
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 141,535
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call 658,630

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 55 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call $ 55,127
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call 742,278
Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1
:
80 4.125%, 11/01/24, 144A No Opt. Call 79,919
445 4.500%, 11/01/29, 144A No Opt. Call 448,345
Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1
:
125 3.500%, 11/01/24 No Opt. Call 124,330
845 4.000%, 11/01/30 11/29 at 100.00 822,522
245 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment Area
7/7A Project, Series 2019, 3.875%, 11/01/31
11/29 at 100.00 233,281
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020A
:
210 3.250%, 5/01/31 5/30 at 100.00 190,706
420 3.625%, 5/01/40 5/30 at 100.00 348,600
150 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%,
5/01/40
5/30 at 100.00 124,500
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019
:
60 4.000%, 11/01/24, 144A No Opt. Call 59,879
540 4.125%, 11/01/29, 144A No Opt. Call 535,163
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
40 4.250%, 6/15/24, 144A No Opt. Call 40,020
245 4.750%, 6/15/29, 144A No Opt. Call 248,362
2,200 Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Refunding Series 2016, 4.250%, 5/01/31
5/26 at 100.00 2,211,998
220 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call 218,699
Island Lake Estates Community Development District, Charlotte County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
310 4.875%, 12/15/28, 144A No Opt. Call 313,503
1,500 5.750%, 12/15/43, 144A 12/33 at 100.00 1,546,943
33 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%,
5/01/25
5/24 at 100.00 33,039
2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
1/24 at 100.00 2,500,581
255 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call 255,208
220 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call 217,895

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 40 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call $ 40,097
Kelly Park Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area One Project Series 2023
:
300 5.125%, 11/01/30, 144A No Opt. Call 303,188
915 6.000%, 11/01/43, 144A 11/33 at 100.00 934,733
165 Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021, 2.200%, 5/01/26
No Opt. Call 157,201
230 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call 228,866
370 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call 367,430
120 Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021, 2.500%, 6/15/26
No Opt. Call 115,423
465 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call 468,475
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 2,743,184
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South
Lake Charter School Project, Series 2019A
:
360 5.000%, 1/15/29, 144A No Opt. Call 363,469
550 5.000%, 1/15/39, 144A 7/29 at 100.00 528,630
Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022
:
515 4.500%, 5/01/27 No Opt. Call 510,581
595 5.000%, 5/01/32 No Opt. Call 587,787
1,490 5.500%, 5/01/42 5/37 at 100.00 1,477,989
240 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call 240,720
550 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018, 4.600%, 5/01/28
No Opt. Call 553,907
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
330 5.250%, 5/01/30 No Opt. Call 335,080
1,000 6.000%, 5/01/43 5/34 at 100.00 1,029,376
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
25 3.875%, 5/01/24 No Opt. Call 24,953
145 4.250%, 5/01/29 No Opt. Call 144,093
Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021
:
100 2.625%, 5/01/26 No Opt. Call 96,043
120 3.200%, 5/01/31 No Opt. Call 109,727
325 3.625%, 5/01/41 5/31 at 100.00 266,016
420 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call 421,715
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call 269,456

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021
:
$ 140 2.300%, 5/01/26, 144A No Opt. Call $ 133,410
210 2.700%, 5/01/31, 144A No Opt. Call 181,599
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call 556,517
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
2,615 5.250%, 6/15/27 1/24 at 100.00 2,587,835
5,000 5.375%, 6/15/37 1/24 at 100.00 4,870,514
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
325 5.000%, 12/01/27, 144A 1/24 at 104.00 298,785
210 5.375%, 12/01/32, 144A 1/24 at 104.00 179,401
115 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021, 2.400%,
5/01/26
No Opt. Call 110,178
LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A
:
300 2.500%, 5/01/26 No Opt. Call 287,117
700 3.125%, 5/01/31 No Opt. Call 630,327
2,000 3.450%, 5/01/41 5/31 at 100.00 1,602,889
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
1/24 at 100.00 4,036,621
Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.800%, 5/01/24 No Opt. Call 59,893
415 4.000%, 5/01/29 No Opt. Call 409,543
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
345 3.625%, 5/01/24 No Opt. Call 344,190
2,385 3.875%, 5/01/30 No Opt. Call 2,281,056
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 898,706
650 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 604,242
1,345 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call 1,346,510
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
600 5.000%, 7/01/25 No Opt. Call 585,058
1,000 5.000%, 7/01/28 7/27 at 100.00 953,207
1,000 5.000%, 7/01/29 7/27 at 100.00 941,330
1,315 5.000%, 7/01/30 7/27 at 100.00 1,226,415
695 5.000%, 7/01/32 7/27 at 100.00 630,721

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 12,835 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 6.494%, 7/01/33 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 $ 12,933,750
12,830 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 6.494%, 7/01/34 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,917,085
7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 7,599,375
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call 13,659,516
13,015 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call 13,067,713
160 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call 160,887
250 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call 249,257
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 1,034,982
850 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 5.000%, 10/01/34
10/31 at 100.00 991,474
Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
:
500 5.200%, 5/01/27, 144A No Opt. Call 506,809
1,095 5.450%, 5/01/32, 144A 11/30 at 100.00 1,143,847
2,615 5.850%, 5/01/37, 144A 11/30 at 100.00 2,733,267
3,550 6.100%, 5/01/42, 144A 11/30 at 100.00 3,698,613
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
1/24 at 100.00 2,110,295
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021
:
505 2.500%, 5/01/26 No Opt. Call 481,690
760 3.125%, 5/01/31 No Opt. Call 667,010
1,505 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 1,518,458
285 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 286,330
535 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A
11/28 at 100.00 540,140
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021
:
160 2.625%, 5/01/26 No Opt. Call 153,566
320 3.125%, 5/01/31 No Opt. Call 289,260
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A
:
210 2.625%, 5/01/26, 144A No Opt. Call 201,556
295 3.250%, 5/01/31, 144A No Opt. Call 268,926
700 3.550%, 5/01/41, 144A 5/31 at 100.00 567,022

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
$ 35 4.250%, 11/01/24 No Opt. Call $ 34,971
305 4.750%, 11/01/29 No Opt. Call 308,565
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019
:
105 3.625%, 5/01/24 No Opt. Call 104,750
725 4.000%, 5/01/30 5/29 at 100.00 705,861
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 2, Series 2021
:
225 2.450%, 11/01/26 No Opt. Call 212,683
500 3.000%, 11/01/31 No Opt. Call 443,467
1,585 3.375%, 11/01/41 11/31 at 100.00 1,252,603
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
265 2.625%, 5/01/25 No Opt. Call 258,634
490 3.125%, 5/01/30 No Opt. Call 448,973
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
165 4.750%, 5/01/27, 144A No Opt. Call 165,081
215 5.250%, 5/01/32, 144A No Opt. Call 215,456
500 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%,
8/01/24
No Opt. Call 501,146
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 1,424,181
1,055 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call 1,059,839
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
190 4.500%, 8/01/24 No Opt. Call 190,285
1,100 4.875%, 8/01/29 No Opt. Call 1,122,091
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021
:
705 2.300%, 8/01/26 No Opt. Call 669,547
1,310 2.875%, 8/01/31 No Opt. Call 1,159,304
155 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 154,882
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call 265,234
490 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call 490,740
Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
:
65 2.375%, 5/01/26, 144A No Opt. Call 62,072
175 2.875%, 5/01/31, 144A No Opt. Call 155,257
370 3.300%, 5/01/41, 144A 5/31 at 100.00 289,257
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 750,946

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 200 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022, 4.000%, 6/01/26
No Opt. Call $ 196,837
915 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call 929,811
775 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call 768,756
Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021
:
180 2.400%, 11/01/26, 144A No Opt. Call 168,123
650 2.875%, 11/01/31, 144A No Opt. Call 563,388
1,285 3.150%, 11/01/41, 144A 11/31 at 100.00 969,193
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
:
130 3.100%, 5/01/25 No Opt. Call 127,315
335 3.375%, 5/01/30 No Opt. Call 303,725
Parkland Preserve Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019A
:
60 4.500%, 5/01/24 No Opt. Call 60,027
815 4.750%, 5/01/30 No Opt. Call 821,899
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023
:
505 4.000%, 5/01/30 No Opt. Call 495,016
1,540 5.125%, 5/01/43 5/33 at 100.00 1,511,186
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A
:
700 4.625%, 5/01/30, 144A No Opt. Call 700,105
1,155 5.375%, 5/01/43, 144A 5/33 at 100.00 1,152,847
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
:
335 3.125%, 5/01/31 No Opt. Call 303,542
1,000 3.500%, 5/01/41 5/31 at 100.00 810,299
Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
:
500 4.250%, 6/15/30, 144A No Opt. Call 500,427
1,475 5.125%, 6/15/43, 144A 6/33 at 100.00 1,487,604
7,280 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
1/24 at 100.00 7,302,722
125 Pine Isle Community Development District, Miami-Dade County, Florida,
Special Assessment Bonds, Series 2021, 2.375%, 12/15/26, 144A
No Opt. Call 119,143
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
1/24 at 107.00 7,763,730
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 226,179
265 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 271,910

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 150 Preserve at South Branch Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021,
2.500%, 5/01/26
No Opt. Call $ 144,767
Prosperity Lakes Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area One Series
2023
:
230 5.150%, 12/15/30 No Opt. Call 234,485
690 5.875%, 12/15/43 12/33 at 100.00 712,805
Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
175 4.625%, 6/15/30, 144A No Opt. Call 175,876
620 5.250%, 6/15/43, 144A 6/33 at 100.00 624,113
190 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 189,856
1,635 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call 1,655,858
Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021
:
235 2.400%, 5/01/26 No Opt. Call 225,152
70 2.850%, 5/01/31 No Opt. Call 62,730
195 3.150%, 5/01/41 5/31 at 100.00 153,503
360 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call 360,160
650 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 653,274
875 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 877,587
Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
:
225 3.000%, 5/01/24, 144A No Opt. Call 224,072
225 3.000%, 5/01/25, 144A No Opt. Call 221,577
285 3.000%, 5/01/26, 144A No Opt. Call 278,212
290 3.000%, 5/01/27, 144A No Opt. Call 278,921
400 3.000%, 5/01/28, 144A No Opt. Call 380,561
425 3.000%, 5/01/29, 144A No Opt. Call 399,853
455 3.000%, 5/01/30, 144A No Opt. Call 420,069
440 3.000%, 5/01/31, 144A No Opt. Call 400,782
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 1,112,362
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
70 3.750%, 5/01/24 No Opt. Call 69,900
500 4.000%, 5/01/30 5/29 at 100.00 489,021
100 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 2.600%, 5/01/27
No Opt. Call 95,705
River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
:
305 2.375%, 5/01/26 No Opt. Call 291,068
350 3.000%, 5/01/31 No Opt. Call 312,483
1,000 3.375%, 5/01/41 5/31 at 100.00 792,950

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A
:
$ 225 5.375%, 5/01/30, 144A No Opt. Call $ 229,538
700 6.250%, 5/01/43, 144A 5/34 at 100.00 730,294
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1
:
1,000 3.000%, 5/01/31 No Opt. Call 899,041
1,000 3.000%, 5/01/36 5/31 at 100.00 814,754
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-2
:
1,000 3.000%, 5/01/31 No Opt. Call 899,041
1,000 3.000%, 5/01/36 5/31 at 100.00 814,754
475 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.375%, 5/01/28
No Opt. Call 476,234
Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
150 2.400%, 5/01/26 No Opt. Call 143,230
300 3.000%, 5/01/31 No Opt. Call 269,052
1,040 3.500%, 5/01/41 5/31 at 100.00 838,608
Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
155 2.400%, 5/01/26, 144A No Opt. Call 148,136
300 3.000%, 5/01/31, 144A No Opt. Call 269,105
780 3.500%, 5/01/41, 144A 5/31 at 100.00 625,423
270 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call 271,647
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
:
285 3.875%, 5/01/30 No Opt. Call 271,912
805 4.625%, 5/01/40 5/30 at 100.00 753,167
1,605 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 1,644,115
640 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018, 4.875%, 11/01/28, 144A
No Opt. Call 650,127
Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022
:
235 5.625%, 5/01/29, 144A No Opt. Call 238,324
830 6.250%, 5/01/42, 144A 5/33 at 100.00 860,770
750 Rye Ranch Community Development District, Florida, Special Assessment
Revenue Bonds, Pod B - Assessment Area 1 Series 2023, 5.750%,
11/01/43, 144A
11/33 at 100.00 758,546
135 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 136,997
425 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 424,652
1,000 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.375%, 6/15/42
6/33 at 100.00 1,009,559
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 10,473,685

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 160 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
4.625%, 5/01/29
No Opt. Call $ 160,830
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
715 4.875%, 5/01/30, 144A No Opt. Call 717,540
2,360 5.500%, 5/01/43, 144A 5/33 at 100.00 2,361,493
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023
:
500 5.250%, 11/01/30 No Opt. Call 507,174
1,000 6.125%, 11/01/43 11/33 at 100.00 1,034,294
Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022
:
420 3.750%, 5/01/27, 144A No Opt. Call 411,410
715 4.125%, 5/01/32, 144A No Opt. Call 689,526
Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
250 4.625%, 6/15/30, 144A No Opt. Call 251,241
825 5.250%, 6/15/43, 144A 6/33 at 100.00 830,468
Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
:
275 4.125%, 6/15/30 No Opt. Call 274,378
825 5.000%, 6/15/43 6/33 at 100.00 826,265
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.000%, 11/15/29 11/26 at 103.00 4,579,168
2,000 5.250%, 11/15/39 11/26 at 103.00 1,649,295
6,700 5.750%, 11/15/54 11/26 at 103.00 5,303,689
85 Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019, 4.000%,
11/01/24, 144A
No Opt. Call 84,762
540 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area One, Series 2018,
4.625%, 11/01/29, 144A
No Opt. Call 545,228
310 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021, 2.500%,
6/15/26
No Opt. Call 297,758
220 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28,
144A
No Opt. Call 223,417
60 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call 60,586
205 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
4.375%, 5/01/25
5/24 at 101.00 205,105
1,120 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
4.500%, 11/01/28
11/27 at 100.00 1,126,109

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding
Series 2021
:
$ 175 2.500%, 5/01/26 No Opt. Call $ 167,901
325 3.100%, 5/01/31 No Opt. Call 292,501
1,000 3.400%, 5/01/41 5/31 at 100.00 791,127
415 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 420,044
1,145 Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018, 4.750%, 5/01/29
No Opt. Call 1,155,544
95 South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 2.375%,
6/15/26
No Opt. Call 91,041
700 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 711,432
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
105 4.000%, 5/01/24 No Opt. Call 104,914
595 4.625%, 5/01/29 5/28 at 100.00 601,268
195 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%,
5/01/26
No Opt. Call 195,141
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24,
144A
No Opt. Call 1,929,954
220 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series 2021,
2.400%, 5/01/26
No Opt. Call 210,898
Southern Grove Community Development District 5, Florida, Special
Assessment Infrastructure Bonds, Series 2019
:
55 2.875%, 5/01/24 No Opt. Call 54,705
295 3.250%, 5/01/29 No Opt. Call 279,549
370 3.600%, 5/01/34 5/29 at 100.00 331,828
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
75 3.750%, 5/01/24 No Opt. Call 74,858
430 4.375%, 5/01/29 No Opt. Call 431,280
110 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call 110,369
1,100 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28, 144A
11/27 at 100.00 1,107,441
Stellar North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
:
145 2.450%, 5/01/26, 144A No Opt. Call 138,401
350 3.000%, 5/01/31, 144A No Opt. Call 312,483
925 3.200%, 5/01/41, 144A 5/31 at 100.00 705,025
Stillwater Community Development District, Saint John's County, Florida,
Special Assessment Bonds,  2021 Project Series 2021
:
245 2.375%, 6/15/26, 144A No Opt. Call 233,412
200 3.000%, 6/15/31, 144A No Opt. Call 178,728

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021
:
$ 165 2.250%, 11/01/26, 144A No Opt. Call $ 155,835
355 3.000%, 11/01/32, 144A No Opt. Call 310,610
750 3.300%, 11/01/41, 144A 11/32 at 100.00 587,885
230 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
1, 5.000%, 11/01/27
No Opt. Call 232,011
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
1/24 at 101.00 510,349
240 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
5.500%, 11/01/29, 144A
No Opt. Call 244,226
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 998,344
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call 550,364
340 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call 341,683
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 474,848
Storey Drive Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2022
:
160 2.550%, 6/15/27, 144A No Opt. Call 150,863
375 3.000%, 6/15/32, 144A No Opt. Call 332,043
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 775,432
70 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series 2021,
2.375%, 6/15/26, 144A
No Opt. Call 66,877
645 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 648,119
450 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1,
5.000%, 11/01/29, 144A
11/28 at 100.00 458,020
125 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020, 3.750%,
5/01/40
5/30 at 100.00 105,212
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021
:
150 2.500%, 5/01/26, 144A No Opt. Call 143,718
300 3.150%, 5/01/31, 144A No Opt. Call 271,790
720 3.450%, 5/01/41, 144A 5/31 at 100.00 575,085
70 Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020, 2.500%,
5/01/25
No Opt. Call 68,475

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021
:
$ 185 2.200%, 5/01/26, 144A No Opt. Call $ 177,127
300 2.750%, 5/01/31, 144A No Opt. Call 277,509
725 3.150%, 5/01/41, 144A 5/31 at 100.00 589,929
200 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call 199,810
Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
:
265 3.875%, 5/01/24 No Opt. Call 264,590
1,515 4.125%, 5/01/29 No Opt. Call 1,496,466
4,235 4.500%, 5/01/39 5/29 at 100.00 3,976,842
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
50 4.125%, 11/01/24, 144A No Opt. Call 49,915
400 4.625%, 11/01/29, 144A No Opt. Call 403,914
Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
325 2.350%, 12/15/26, 144A No Opt. Call 307,175
800 3.000%, 12/15/31, 144A No Opt. Call 709,184
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call 210,702
975 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call 994,685
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A
:
1,755 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call 1,761,252
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call 1,860,385
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022B
:
1,545 3.000%, 5/01/32, 144A No Opt. Call 1,384,209
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 4,779,659
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022C
:
1,635 2.800%, 5/01/27, 144A No Opt. Call 1,569,650
1,675 3.200%, 5/01/32, 144A No Opt. Call 1,519,731
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 7,569,915
505 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call 509,097
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call 687,465
575 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 593,644
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 683,870
150 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 152,269
720 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 730,978

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019
:
$ 35 3.500%, 5/01/24 No Opt. Call $ 34,902
365 4.000%, 5/01/30 No Opt. Call 356,797
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019
:
85 3.625%, 5/01/25 No Opt. Call 84,285
500 4.000%, 5/01/31 5/30 at 100.00 485,021
100 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 102,022
Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017
:
550 4.000%, 10/01/27 No Opt. Call 544,320
1,500 4.500%, 10/01/47 10/27 at 100.00 1,342,588
Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021
:
260 2.300%, 5/01/26 No Opt. Call 248,371
115 2.700%, 5/01/31 No Opt. Call 100,877
135 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call 137,283
410 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call 422,188
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A
:
65 3.875%, 5/01/24 No Opt. Call 64,895
500 4.125%, 5/01/29 No Opt. Call 495,863
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021
:
365 2.500%, 11/01/26 No Opt. Call 345,924
250 3.000%, 11/01/31 No Opt. Call 222,292
1,000 3.500%, 11/01/41 11/31 at 100.00 807,110
185 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call 185,781
400 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018, 5.000%,
5/01/28
No Opt. Call 404,899
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
55 4.000%, 11/01/24 No Opt. Call 54,776
500 4.500%, 11/01/29 No Opt. Call 503,073
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
1/24 at 100.00 4,128,673
215 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call 213,137
1,565 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
5.750%, 11/01/28
No Opt. Call 1,599,259

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,255 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.000%, 11/01/31
No Opt. Call $ 1,303,693
145 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.200%, 5/01/26
No Opt. Call 144,703
Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023
:
550 4.875%, 5/01/30, 144A No Opt. Call 552,376
4,400 5.750%, 5/01/43, 144A 5/33 at 100.00 4,463,025
Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
495 4.625%, 5/01/27, 144A No Opt. Call 493,763
600 4.875%, 5/01/32, 144A No Opt. Call 600,405
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 1,517,402
Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
425 5.250%, 5/01/28, 144A No Opt. Call 429,169
650 5.375%, 5/01/33, 144A No Opt. Call 665,591
2,280 6.000%, 5/01/43, 144A 5/33 at 100.00 2,338,692
220 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call 222,317
495 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call 500,879
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
100 4.125%, 11/01/24, 144A No Opt. Call 99,818
685 4.500%, 11/01/30, 144A 11/29 at 100.00 685,643
200 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 196,750
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021
:
42 2.400%, 5/01/26, 144A No Opt. Call 40,582
125 2.950%, 5/01/31, 144A No Opt. Call 111,279
115 3.350%, 5/01/41, 144A 5/31 at 100.00 90,108
Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023
:
340 4.250%, 5/01/30, 144A No Opt. Call 340,658
1,075 5.125%, 5/01/43, 144A 5/33 at 100.00 1,080,067
240 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2020 Project, Series 2020, 3.000%, 5/01/25,
144A
No Opt. Call 236,034
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021
:
370 2.600%, 5/01/26 No Opt. Call 355,789
685 3.125%, 5/01/31 No Opt. Call 621,960
1,500 3.625%, 5/01/41 5/31 at 100.00 1,242,453
260 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call 270,116

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series
2021
:
$ 170 2.500%, 5/01/26, 144A No Opt. Call $ 162,700
95 2.500%, 5/01/26, 144A No Opt. Call 90,920
320 3.100%, 5/01/31, 144A No Opt. Call 288,115
150 3.100%, 5/01/31, 144A No Opt. Call 135,054
685 3.600%, 5/01/41, 144A 5/31 at 100.00 561,474
365 3.600%, 5/01/41, 144A 5/31 at 100.00 299,179
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
75 4.000%, 11/01/24 No Opt. Call 74,832
65 4.000%, 11/01/24 No Opt. Call 64,855
385 4.500%, 11/01/29 No Opt. Call 387,879
370 4.500%, 11/01/29 No Opt. Call 372,776
230 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
1/24 at 101.00 232,505
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 583,707
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 458,983
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 321,302
110 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call 107,006
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod E Project, Series 2020
:
80 2.875%, 5/01/25 No Opt. Call 77,823
285 3.250%, 5/01/31 5/30 at 100.00 258,816
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021
:
250 2.375%, 5/01/26 No Opt. Call 239,358
350 3.000%, 5/01/31 No Opt. Call 315,983
1,000 3.375%, 5/01/41 5/31 at 100.00 796,509
265 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 5.875%, 11/01/29
No Opt. Call 271,299
765 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 1.800%, 5/01/26
No Opt. Call 725,809
1,500 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.375%, 5/01/33, 144A
5/31 at 100.00 1,505,992
1,250 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call 1,292,758
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022
:
150 2.700%, 5/01/27, 144A No Opt. Call 141,736
220 3.150%, 5/01/32, 144A No Opt. Call 196,152
550 3.450%, 5/01/42, 144A 5/32 at 100.00 429,953
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022
:
185 4.625%, 5/01/27, 144A No Opt. Call 184,989

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 250 4.875%, 5/01/32, 144A No Opt. Call $ 251,083
750 5.125%, 5/01/42, 144A 5/32 at 100.00 738,998
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023
:
300 4.875%, 5/01/30, 144A No Opt. Call 301,082
950 5.625%, 5/01/43, 144A 5/33 at 100.00 964,443
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019
:
45 3.750%, 5/01/24 No Opt. Call 44,915
225 4.000%, 5/01/29 No Opt. Call 221,980
135 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020, 2.625%, 5/01/25
No Opt. Call 132,334
Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023
:
200 4.500%, 5/01/30 No Opt. Call 200,192
585 5.375%, 5/01/43 5/33 at 100.00 587,753
1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 1,799,052
460 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 461,612
Waterset South Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
115 5.000%, 5/01/27 No Opt. Call 115,799
205 5.375%, 5/01/32 No Opt. Call 209,806
1,000 5.900%, 5/01/42 5/32 at 100.00 1,029,715
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call 384,981
West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
420 4.500%, 6/15/30, 144A No Opt. Call 421,934
900 5.250%, 6/15/43, 144A 6/33 at 100.00 909,325
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021
:
155 2.500%, 5/01/26 No Opt. Call 148,357
355 3.125%, 5/01/31 No Opt. Call 321,103
810 3.500%, 5/01/41 5/31 at 100.00 650,751
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 4, Series 2016
:
625 4.250%, 11/01/26 No Opt. Call 624,225
210 4.625%, 11/01/31 11/26 at 100.00 210,770
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Master Infrastructure, Series 2019
:
135 4.000%, 5/01/24 No Opt. Call 134,829
995 4.250%, 5/01/29 No Opt. Call 986,956
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call 134,035
465 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.000%,
5/01/43
5/34 at 100.00 482,350

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021
:
$ 310 2.500%, 5/01/26 No Opt. Call $ 296,713
525 3.125%, 5/01/31 No Opt. Call 472,745
1,500 3.500%, 5/01/41 5/31 at 100.00 1,205,095
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023
:
660 4.625%, 5/01/30, 144A No Opt. Call 663,184
1,500 5.375%, 5/01/43, 144A 5/33 at 100.00 1,513,572
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call 790,337
Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021
:
245 2.500%, 5/01/26 No Opt. Call 235,123
500 3.000%, 5/01/31 No Opt. Call 450,691
1,500 3.250%, 5/01/41 5/31 at 100.00 1,177,047
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
440 5.000%, 6/15/29, 144A No Opt. Call 443,990
250 5.750%, 6/15/42, 144A 6/32 at 100.00 256,207
Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023
:
970 4.875%, 5/01/28, 144A No Opt. Call 972,875
1,615 5.375%, 5/01/43, 144A 5/33 at 100.00 1,613,971
725 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%,
11/01/28, 144A
11/27 at 100.00 717,367
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call 326,836
Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2019
:
55 3.800%, 5/01/24 No Opt. Call 54,902
305 4.000%, 5/01/29 No Opt. Call 301,159
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
110 3.875%, 5/01/24 No Opt. Call 109,830
510 4.370%, 5/01/29 No Opt. Call 511,168
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021
:
190 2.400%, 5/01/26 No Opt. Call 181,466
410 2.950%, 5/01/31 No Opt. Call 364,926
945 3.350%, 5/01/41 5/31 at 100.00 745,037
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023
:
265 4.500%, 5/01/30, 144A No Opt. Call 265,682
920 5.375%, 5/01/43, 144A 5/33 at 100.00 926,974
Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019
:
30 3.750%, 11/01/24 No Opt. Call 29,798
185 4.250%, 11/01/29 No Opt. Call 184,337

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 610 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call $ 608,582
400 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call 399,497
Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022
:
200 5.200%, 5/01/32 No Opt. Call 206,059
400 5.700%, 5/01/42 5/33 at 100.00 413,407
795 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 808,287
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021
:
140 2.500%, 5/01/26, 144A No Opt. Call 133,988
260 3.000%, 5/01/31, 144A No Opt. Call 232,130
640 3.375%, 5/01/41, 144A 5/34 at 100.00 505,761
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
90 4.375%, 11/01/24, 144A No Opt. Call 90,017
500 4.750%, 11/01/29, 144A No Opt. Call 507,000
Total Florida 934,076,060
Georgia - 1.2%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,455 (e) 6.000%, 1/01/25 No Opt. Call 1,104,750
9,250 (e) 6.500%, 1/01/29 1/28 at 100.00 4,162,500
2,540 (e) 6.750%, 1/01/35 1/28 at 100.00 1,143,000
1,670 (e) 7.000%, 1/01/40 1/28 at 100.00 751,500
Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A
:
500 5.700%, 6/15/38 6/31 at 100.00 502,396
500 6.000%, 6/15/43 6/31 at 100.00 502,369
Cobb County Development Authority, Georgia, Student Housing Revenue
Bonds, Kennesaw State University Real Estate Foundations Projects,
Refunding Series 2014C
:
50 (f) 5.000%, 7/15/24, (ETM) No Opt. Call 50,532
70 (f) 5.000%, 7/15/26, (Pre-refunded 7/15/24) 7/24 at 100.00 70,745
70 (f) 5.000%, 7/15/27, (Pre-refunded 7/15/24) 7/24 at 100.00 70,744
65 (f) 5.000%, 7/15/29, (Pre-refunded 7/15/24) 7/24 at 100.00 65,691
165 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
1/24 at 100.00 164,995
Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2021A
:
4,000 4.000%, 4/01/41, 144A 4/28 at 103.00 3,199,026
6,000 4.000%, 4/01/51, 144A 4/28 at 103.00 4,286,187
385 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call 365,756

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
1/24 at 102.00 $ 906,031
320 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call 322,430
2,350 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 2,262,146
25,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.264%, 12/01/53, (Mandatory Put 6/01/31) (SOFR*0.67%
reference rate + 1.700% spread), (UB)
3/31 at 100.00 25,264,685
2,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 2,057,741
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 517,681
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A
:
160 4.000%, 1/01/46 1/30 at 100.00 155,594
425 4.000%, 1/01/51 1/30 at 100.00 402,440
Total Georgia 48,328,939
Hawaii - 0.4%
1,575 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
1/24 at 100.00 1,575,893
14,025 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 14,329,916
Total Hawaii 15,905,809
Idaho - 0.5%
825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34
7/24 at 100.00 829,148
1,000 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,011,520
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41, 144A
7/26 at 103.00 870,558
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021
:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 588,543
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 2,014,449
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 13,258,532
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 430,409
2,825 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 2,228,635
Total Idaho 21,231,794
Illinois - 4.7%
690 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call 682,149

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,160 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
1/24 at 100.00 $ 1,160,102
Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South
Berwyn Corridor Project, Series 2020
:
1,235 4.000%, 12/01/28, 144A No Opt. Call 1,176,255
3,920 4.500%, 12/01/33, 144A 12/28 at 100.00 3,588,071
1,724 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/26
12/23 at 100.00 1,724,395
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 1,610,514
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016
:
19,265 5.750%, 4/01/33 4/27 at 100.00 20,341,131
15,835 5.750%, 4/01/34 4/27 at 100.00 16,704,034
2,985 5.750%, 4/01/35 4/27 at 100.00 3,142,458
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
300 5.000%, 4/01/33 4/27 at 100.00 309,662
1,370 5.000%, 4/01/34 4/27 at 100.00 1,413,482
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018
:
1,240 5.000%, 4/01/33 4/28 at 100.00 1,296,714
1,535 5.000%, 4/01/34 4/28 at 100.00 1,604,274
1,610 5.000%, 4/01/35 4/28 at 100.00 1,679,406
1,270 5.000%, 4/01/36 4/28 at 100.00 1,319,828
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 11,073,162
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 665,798
20,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/26
12/25 at 100.00 21,168,120
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
:
7,155 5.875%, 12/01/47 12/33 at 100.00 7,796,911
8,120 6.000%, 12/01/49 12/33 at 100.00 8,921,306
3,246 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34, 144A
1/24 at 100.00 3,246,225
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
8,500 5.625%, 1/01/31 1/27 at 100.00 8,916,114
220 6.000%, 1/01/38 1/27 at 100.00 231,092
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/34
1/25 at 100.00 1,013,313
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
30 5.000%, 1/01/24 No Opt. Call 30,000
1,535 5.500%, 1/01/35 1/25 at 100.00 1,554,870
2,155 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
1/24 at 100.00 2,093,459

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28
- BAM Insured
7/27 at 100.00 $ 1,499,589
335 Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding
Series 2018, 5.000%, 1/01/24
No Opt. Call 335,000
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,740 4.000%, 7/01/31, 144A No Opt. Call 1,472,197
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 3,522,879
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
350 5.250%, 12/01/25, 144A No Opt. Call 350,032
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 1,826,658
1,580 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
1/24 at 100.00 1,581,625
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
5,575 5.000%, 5/15/33 5/24 at 103.00 5,156,903
2,750 5.500%, 5/15/54 5/24 at 103.00 2,140,314
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
615 4.125%, 5/01/45 5/25 at 100.00 608,710
120 (f) 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 121,627
115 4.125%, 5/01/45 5/25 at 100.00 116,559
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
645 5.000%, 5/15/26 No Opt. Call 291,863
1,275 5.000%, 5/15/40 5/26 at 100.00 576,937
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 5,212,385
15,520 Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series
2023, 5.420%, 10/01/38, 144A
4/33 at 100.00 15,629,913
1,500 Illinois Finance Authority, Revenue Bonds, Plymouth Place Inc., TEMPS-60
Series 2022B-2, 5.250%, 11/15/27
2/24 at 100.00 1,496,790
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
1,600 6.000%, 4/01/38, 144A 10/28 at 100.50 1,539,132
2,700 6.125%, 4/01/58, 144A 10/28 at 100.50 2,502,372
165 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/24
No Opt. Call 166,589
1,220 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46
10/25 at 100.00 1,235,888
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 105,804
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
300 5.000%, 12/15/31 12/27 at 100.00 319,657
500 5.000%, 12/15/34 12/27 at 100.00 531,683
697 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call 709,086

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 $ 428,033
488 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
1/24 at 100.00 488,180
2,105 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
1/24 at 100.00 2,105,322
South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service
Area 3, Refunding Series 2019A
:
320 4.000%, 12/01/25 No Opt. Call 319,240
330 4.000%, 12/01/26 No Opt. Call 329,700
345 4.000%, 12/01/27 No Opt. Call 345,043
355 4.000%, 12/01/28 No Opt. Call 354,790
370 4.000%, 12/01/29 12/28 at 100.00 369,067
385 4.000%, 12/01/30 12/28 at 100.00 382,706
400 4.000%, 12/01/31 12/28 at 100.00 397,416
420 4.000%, 12/01/32 12/28 at 100.00 418,558
435 4.000%, 12/01/33 12/28 at 100.00 431,883
450 4.000%, 12/01/34 12/28 at 100.00 447,535
1,905 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 1,784,899
870 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29
3/25 at 100.00 839,438
405 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 390,773
845 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
1/24 at 100.00 844,465
Total Illinois 184,190,085
Indiana - 0.9%
890 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 788,556
150 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
1/24 at 104.00 130,914
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 1,762,728
1,735 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call 1,750,466
Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A
:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 156,035
255 5.000%, 12/01/40, 144A 12/27 at 103.00 217,956
225 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call 227,182
3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 3,588,542
Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A
:
2,330 5.500%, 4/01/33 4/26 at 100.00 2,402,482
1,275 5.500%, 4/01/34 4/26 at 100.00 1,314,973

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 2,500 5.000%, 4/01/37 4/26 at 100.00 $ 2,546,241
11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 10,958,339
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
2,500 5.000%, 3/01/33 No Opt. Call 2,738,651
4,000 5.500%, 3/01/38 3/33 at 100.00 4,426,924
1,380 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,470,598
270 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 261,264
2,284 (e) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 23
180 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
1/24 at 104.00 156,827
190 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 5.875%, 1/01/24, (AMT)
No Opt. Call 190,000
Total Indiana 35,088,701
Iowa - 0.0%
875 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 3.384%, 8/15/32 - AMBAC Insured
No Opt. Call 875,000
Total Iowa 875,000
Kansas - 0.9%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
375 5.000%, 12/01/27 12/26 at 100.00 375,127
400 5.000%, 12/01/28 12/26 at 100.00 400,275
300 5.000%, 12/01/41 12/26 at 100.00 281,168
Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A
:
750 5.250%, 11/15/33 1/24 at 103.75 673,340
1,790 5.500%, 11/15/38 1/24 at 103.75 1,529,424
1,100 (e) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 5.250%, 12/15/29
1/24 at 100.00 550,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
7,250 (e) 5.250%, 12/15/29 1/24 at 100.00 3,733,750
2,145 (e) 6.000%, 12/15/32 1/24 at 100.00 951,856
3,495 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
1/24 at 100.00 2,972,280
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 1,204,250
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 603,877
695 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 658,471

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas (continued)
$ 23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 $ 23,137,746
Total Kansas 37,071,564
Kentucky - 0.3%
5,500 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 4,453,674
770 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call 782,719
5,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 5,076,494
570 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call 559,837
Total Kentucky 10,872,724
Louisiana - 1.3%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
1/24 at 100.00 2,254,214
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 2,803,821
Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A
:
1,775 4.800%, 6/15/29, 144A 6/28 at 100.00 1,761,535
500 5.500%, 6/15/38, 144A 6/28 at 100.00 501,155
Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
:
190 3.375%, 6/01/27, 144A No Opt. Call 182,089
250 3.750%, 6/01/32, 144A No Opt. Call 229,329
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021
:
385 2.375%, 6/01/26 No Opt. Call 366,669
695 2.875%, 6/01/31 No Opt. Call 612,060
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022
:
245 4.450%, 6/01/27 No Opt. Call 245,499
250 5.000%, 6/01/32 No Opt. Call 253,605
750 5.375%, 6/01/42 6/32 at 100.00 762,901
1,010 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,067,866
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 1,671,380
365 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 378,128
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 955,231

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 715 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 $ 713,628
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A
:
300 5.000%, 6/01/31, 144A No Opt. Call 289,012
1,805 5.000%, 6/01/41, 144A 6/31 at 100.00 1,548,680
1,000 5.250%, 6/01/51, 144A 6/31 at 100.00 830,984
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
730 5.000%, 4/01/30, 144A 4/27 at 100.00 717,666
965 5.000%, 4/01/57, 144A 4/27 at 100.00 783,170
9,120 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
1/24 at 100.00 9,121,511
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR
Schools - Materra Campus Project, Series 2021A
:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 554,418
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 1,073,161
810 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call 567,000
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37, 144A
6/31 at 100.00 485,200
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 436,382
185 6.375%, 6/01/52, 144A 6/31 at 100.00 179,674
Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017
:
500 (e) 5.000%, 7/01/27 No Opt. Call 400,000
1,745 (e) 5.000%, 7/01/28 7/27 at 100.00 1,396,000
1,680 (e) 5.000%, 7/01/29 7/27 at 100.00 1,344,000
1,695 (e) 5.000%, 7/01/30 7/27 at 100.00 1,356,000
1,000 (e) 5.000%, 7/01/32 7/27 at 100.00 800,000
750 (e) 5.000%, 7/01/33 7/27 at 100.00 600,000
1,500 (e) 5.000%, 7/01/37 7/27 at 100.00 1,200,000
770 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
1/24 at 100.00 770,628
4,000 (e) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call 1,026,324
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,381,504
4,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 4,573,500
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,003,362
265 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call 264,518
Total Louisiana 52,461,844

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.3%
$ 11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
1/24 at 100.00 $ 11,070,985
Total Maine 11,070,985
Maryland - 0.8%
165 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call 165,127
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
2,210 5.000%, 9/01/31 9/27 at 100.00 2,254,613
1,000 5.000%, 9/01/32 9/27 at 100.00 1,019,463
1,500 5.000%, 9/01/33 9/27 at 100.00 1,528,068
2,360 5.000%, 9/01/35 9/27 at 100.00 2,394,111
500 5.000%, 9/01/36 9/27 at 100.00 505,261
2,650 5.000%, 9/01/42 9/27 at 100.00 2,558,060
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
260 5.000%, 6/15/24 No Opt. Call 261,915
275 5.000%, 6/15/25 6/24 at 100.00 277,152
385 5.000%, 6/15/26 6/24 at 100.00 388,211
345 5.000%, 6/15/27 6/24 at 100.00 348,096
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 880,317
515 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 510,548
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/24 at 100.00 8,421,867
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
3,360 (e) 5.000%, 12/01/22 No Opt. Call 2,016,000
6,895 (e) 5.000%, 12/01/31 1/24 at 100.00 4,137,000
1,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
1/24 at 100.00 600,000
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
270 5.000%, 7/01/27 No Opt. Call 277,040
190 5.000%, 7/01/29 7/27 at 100.00 194,087
325 5.000%, 7/01/30 7/27 at 100.00 331,568
375 5.000%, 7/01/31 7/27 at 100.00 381,849
530 5.000%, 7/01/37 1/24 at 100.00 530,025
385 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call 386,853
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/42, 144A
5/30 at 100.00 723,106
695 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A
1/26 at 100.00 698,094
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
600 5.000%, 7/01/30, 144A 7/28 at 100.00 604,316

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,000 5.250%, 7/01/48, 144A 7/28 at 100.00 $ 958,792
Total Maryland 33,351,539
Michigan - 0.3%
Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019
:
75 3.500%, 11/01/24 No Opt. Call 74,047
410 3.875%, 11/01/29 11/27 at 102.00 389,695
85 5.000%, 11/01/34 11/27 at 102.00 85,506
220 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
1/24 at 100.00 212,512
County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016
:
1,915 5.000%, 2/15/30 2/27 at 100.00 1,965,134
2,010 5.000%, 2/15/31 2/27 at 100.00 2,058,964
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
1/24 at 100.00 5,008
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 882,551
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%,
5/01/31
No Opt. Call 1,135,266
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 678,623
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call 919,058
580 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 460,093
1,320 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 1,024,703
600 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
1/24 at 100.00 574,398
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 984,033
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 558,585
Total Michigan 12,008,176
Minnesota - 1.9%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
320 3.500%, 8/01/26 No Opt. Call 310,695
400 3.500%, 8/01/27 8/26 at 100.00 385,370
270 4.000%, 8/01/28 8/26 at 100.00 263,264
415 4.000%, 8/01/29 8/26 at 100.00 401,669
260 4.000%, 8/01/30 8/26 at 100.00 249,512
300 4.000%, 8/01/31 8/26 at 100.00 285,628

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call $ 428,425
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
325 4.750%, 7/01/25 No Opt. Call 319,319
630 5.250%, 7/01/30 7/25 at 100.00 609,155
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
375 4.000%, 7/01/28 7/24 at 102.00 357,602
540 5.000%, 7/01/31 7/24 at 102.00 530,412
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
1,415 3.875%, 7/01/29 7/27 at 102.00 1,314,212
1,680 5.000%, 7/01/34 7/27 at 102.00 1,598,255
2,135 5.000%, 7/01/39 7/27 at 102.00 1,959,891
685 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 676,109
50 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call 49,821
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery
:
500 5.000%, 6/15/29 No Opt. Call 528,493
500 5.000%, 6/15/30 No Opt. Call 532,882
500 5.000%, 6/15/31 No Opt. Call 536,856
500 5.000%, 6/15/32 No Opt. Call 540,581
625 5.000%, 6/15/33 6/32 at 100.00 675,197
600 4.000%, 6/15/34 6/32 at 100.00 596,997
260 4.000%, 6/15/35 6/32 at 100.00 257,238
425 4.000%, 6/15/36 6/32 at 100.00 414,098
425 4.000%, 6/15/37 6/32 at 100.00 408,105
300 4.000%, 6/15/39 6/32 at 100.00 278,432
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
420 4.000%, 7/01/24 No Opt. Call 418,233
500 5.000%, 7/01/29 7/24 at 100.00 500,722
Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A
:
225 3.250%, 6/01/31 6/29 at 102.00 193,401
170 4.000%, 6/01/41 6/29 at 102.00 131,873
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 1,638,839
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
1/24 at 100.00 551,099
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/24 at 100.00 1,858,513
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 818,882
230 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call 229,359

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 565 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A
12/27 at 100.00 $ 510,188
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin
Schools Project, Series 2021A
:
1,685 4.000%, 7/01/31 No Opt. Call 1,577,737
4,350 4.000%, 7/01/41 7/31 at 100.00 3,558,929
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
890 5.000%, 7/01/32 No Opt. Call 888,170
550 5.375%, 7/01/42 7/32 at 100.00 524,294
295 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call 292,170
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call 588,909
1,495 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 4.250%, 12/01/27, 144A
No Opt. Call 1,470,641
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture
Academy Project, Series 2022A
:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 613,259
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 2,139,476
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 3,501,517
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 2,656,146
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015
:
165 4.000%, 3/01/24 1/24 at 100.00 164,987
325 4.000%, 3/01/27 1/24 at 100.00 323,997
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
190 4.150%, 9/01/24 No Opt. Call 188,770
1,100 5.000%, 9/01/34 9/24 at 100.00 1,061,152
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen?Second Century & Owatonna Senior Living Project, Refunding
Series 2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
1/24 at 100.00 2,254,987
1,090 (e) Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call 708,500
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A
:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 5,804,263
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 9,945,589
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 1,871,406
595 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call 567,113
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
4,210 4.500%, 3/01/33, 144A No Opt. Call 4,089,670
6,045 5.250%, 3/01/43, 144A 3/33 at 100.00 5,616,701
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 199,140

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A
:
$ 255 4.000%, 12/01/24 No Opt. Call $ 250,144
700 4.500%, 12/01/29 12/24 at 100.00 646,384
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
:
875 4.000%, 10/01/26 No Opt. Call 851,237
1,115 4.750%, 10/01/31 10/26 at 100.00 1,068,852
90 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 86,485
400 Woodbury Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Saint Therese of Woodbury, Series 2014, 4.000%, 12/01/24
No Opt. Call 396,641
Total Minnesota 75,266,593
Mississippi - 0.3%
930 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.000%, 10/15/30, 144A
10/26 at 100.00 847,060
2,700 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate
Series 2019B, 4.000%, 10/15/49, (Mandatory Put 4/15/29), 144A
10/26 at 100.00 2,250,923
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
3,615 5.000%, 9/01/41 9/26 at 100.00 3,682,574
4,635 5.000%, 9/01/46 9/26 at 100.00 4,686,102
Total Mississippi 11,466,659
Missouri - 1.1%
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 777,006
570 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
1/24 at 103.00 587,887
3,525 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 3,699,731
4,000 Independence Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special Districts, Hub Drive Redevelopment
Project Series 2023, 6.250%, 11/01/44
11/28 at 103.00 4,011,827
880 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 778,547
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 984,381
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
1,000 5.000%, 5/15/25 No Opt. Call 980,986
1,075 5.000%, 5/15/26 No Opt. Call 1,039,610
1,080 5.000%, 5/15/27 No Opt. Call 1,029,439
1,150 5.250%, 5/15/28 5/27 at 100.00 1,090,995
2,645 5.250%, 5/15/31 5/27 at 100.00 2,462,443

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B
:
$ 3,350 4.375%, 2/01/31, 144A 2/28 at 100.00 $ 2,821,385
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 2,249,346
1,800 5.000%, 2/01/50, 144A 2/28 at 100.00 1,374,616
660 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call 653,923
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
925 5.000%, 5/15/26 5/25 at 103.00 418,563
5,515 5.000%, 5/15/40 5/25 at 103.00 2,495,537
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
2,515 4.000%, 10/01/31 No Opt. Call 2,436,595
2,135 4.000%, 10/01/34 10/31 at 100.00 2,015,100
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds, Series
2021
:
150 3.000%, 5/01/30 5/29 at 100.00 136,068
500 3.125%, 5/01/35 5/29 at 100.00 424,698
1,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call 1,090,746
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
895 5.000%, 11/15/27 11/25 at 100.00 904,492
990 5.000%, 11/15/29 11/25 at 100.00 1,000,781
1,095 5.000%, 11/15/31 11/25 at 100.00 1,106,036
340 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call 339,617
2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 2,182,270
535 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
1/24 at 103.00 552,169
1,695 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 1,494,585
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 460,587
Total Missouri 41,599,966
Montana - 0.1%
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
1,000 5.000%, 5/15/27 5/25 at 102.00 978,760
1,180 5.250%, 5/15/30 5/25 at 102.00 1,142,726
435 5.250%, 5/15/32 5/25 at 102.00 415,126
Total Montana 2,536,612

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 1.2%
$ 40,000 (c),(d) Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.738%, 5/01/53, (Mandatory Put 10/01/29)
(SOFR*0.67% reference rate + 2.180% spread), (UB)
7/29 at 100.00 $ 40,685,212
5,410 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023G, 5.400%, 9/01/53
9/32 at 100.00 5,708,773
Total Nebraska 46,393,985
Nevada - 0.4%
410 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call 411,334
1,095 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 1,107,851
1,054 (e),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 159,140
2,971 (e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 297,112
2,000 (e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 200,000
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,567 (e),(g) 5.875%, 12/15/27, (AMT), 144A No Opt. Call 1,444,238
2,935 (e),(g) 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 443,097
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,535 4.000%, 9/01/32 9/26 at 100.00 1,464,227
660 4.000%, 9/01/35 9/26 at 100.00 613,232
750 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 758,747
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 808 & 810 Summerlin Village 23B, Refunding Series 2014
:
420 5.000%, 6/01/24 No Opt. Call 421,885
680 5.000%, 6/01/25 6/24 at 100.00 682,993
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015
:
445 5.000%, 12/01/26 12/25 at 100.00 451,075
1,385 5.000%, 12/01/28 12/25 at 100.00 1,398,078
320 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 294,115
Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A
:
285 5.000%, 7/15/27 7/25 at 100.00 289,128
1,400 5.000%, 7/15/47 7/25 at 100.00 1,386,657
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
:
640 4.250%, 6/01/34 12/28 at 100.00 631,036
780 4.500%, 6/01/39 12/28 at 100.00 766,357

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
$ 850 4.000%, 12/01/27, 144A No Opt. Call $ 844,746
1,600 5.000%, 12/01/37, 144A 12/27 at 100.00 1,615,762
1,105 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
1/24 at 100.00 1,099,515
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 429,324
Total Nevada 17,209,649
New Hampshire - 0.8%
1,270 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 979,185
6,975 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 5,469,600
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
1/24 at 100.00 25,113,938
Total New Hampshire 31,562,723
New Jersey - 0.4%
445 (f) New Jersey Building Authority, State Building Revenue Bonds, Refunding
Series 2016A, 4.000%, 6/15/30, (Pre-refunded 6/15/26)
6/26 at 100.00 459,477
50 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24,
144A
No Opt. Call 49,984
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 941,886
160 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call 158,549
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
265 4.375%, 1/01/24 No Opt. Call 265,000
2,000 5.000%, 1/01/34 1/24 at 100.00 1,967,592
650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call 648,815
250 (c) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust 2016-
XF2340, 6.731%, 9/01/25, 144A, (IF)
3/25 at 100.00 252,036
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call 100,184
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
6,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 6,051,235
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 3,343,308
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 1,520,856
Total New Jersey 15,758,922

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.1%
$ 100 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call $ 98,944
1,965 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 1,901,509
Total New Mexico 2,000,453
New York - 2.2%
1,250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,262,262
540 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/28
7/25 at 100.00 505,368
815 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 827,940
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/42
6/32 at 100.00 225,455
700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 420,000
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,059,371
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,612,173
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 2,307,397
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A
:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 385,058
450 5.000%, 6/01/36, 144A 6/29 at 100.00 452,309
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 3,778,584
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 1,009,446
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 1,034,579
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call 784,075
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
580 4.050%, 2/01/31 2/30 at 100.00 535,390
1,080 4.450%, 2/01/41 2/30 at 100.00 863,100
4,795 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%,
11/01/42
11/27 at 100.00 3,762,467
1,000 (e) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 2,895 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 4.048%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread)
No Opt. Call $ 2,866,898
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022
:
500 5.000%, 7/01/32, 144A No Opt. Call 499,313
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 1,371,924
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 402,794
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A
:
210 5.000%, 7/01/27 7/25 at 100.00 213,784
375 5.000%, 7/01/28 7/25 at 100.00 381,784
6,360 (e) New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.300%, 10/01/27
1/24 at 100.00 4,452,000
1,180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,129,454
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call 899,413
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.125%, 6/30/60 - AGM Insured, (AMT)
6/31 at 100.00 5,247,309
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 11,159,824
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 288,862
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 7,774,945
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 3,667,295
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,422,266
5,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 4,279,436
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 1,503,373
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 5,046,287
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 1,582,441
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
1,475 5.000%, 7/01/36, 144A 7/27 at 104.00 1,396,220
4,950 5.000%, 7/01/46, 144A 7/27 at 104.00 4,181,621
Westchester County Local Development Corporation, New York, Revenue
Bonds, Kendal on Hudson Project, Refunding Series 2022B
:
210 5.000%, 1/01/27 No Opt. Call 214,089
480 5.000%, 1/01/32 1/28 at 103.00 489,932
525 5.000%, 1/01/37 1/28 at 103.00 527,767
500 5.000%, 1/01/41 1/28 at 103.00 494,360
Total New York 85,898,365

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 0.1%
$ 1,000 (c) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 7.215%, 4/01/36,
144A, (IF)
10/26 at 100.00 $ 1,016,723
240 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call 237,551
900 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A, 4.000%, 3/01/36
3/28 at 103.00 792,347
Total North Carolina 2,046,621
North Dakota - 0.1%
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
2,300 5.000%, 6/01/43 6/28 at 100.00 2,043,195
3,500 5.000%, 6/01/48 6/28 at 100.00 2,988,577
Total North Dakota 5,031,772
Ohio - 4.3%
1,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/41
11/26 at 100.00 1,023,486
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 3,732,794
58,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 6,337,381
5,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 4,705,965
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 4,867,710
14,750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 13,605,519
Cuyahoga County Ohio, Health Care and Independent Living Facilities,
Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series
2022A
:
2,505 5.000%, 5/15/32 5/29 at 103.00 2,413,612
3,305 5.375%, 5/15/37 5/29 at 103.00 3,139,986
4,310 5.500%, 5/15/42 5/29 at 103.00 4,048,954
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 920,997
4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
1/24 at 100.00 3,906,890
2,000 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 1,864,663
Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship
Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014
:
205 5.000%, 11/15/24 No Opt. Call 206,672
200 5.000%, 11/15/25 11/24 at 100.00 201,631
500 5.000%, 11/15/26 11/24 at 100.00 504,151

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 16,425 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 $ 16,593,921
490 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
1/24 at 100.00 461,693
3,230 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 2,960,428
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 21,947,959
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 16,633,114
540 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 454,686
35,080 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 33,591,805
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31, 144A
12/28 at 100.00 452,787
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 242,669
Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015
:
595 5.000%, 12/01/24 No Opt. Call 596,114
415 5.000%, 12/01/25 12/24 at 100.00 414,690
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A
:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 1,515,164
6,065 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 4,792,811
2,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 1,544,896
Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015
:
4,180 5.375%, 3/01/27 3/25 at 100.00 4,177,873
2,000 6.000%, 3/01/45 3/25 at 100.00 1,999,786
Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022
:
5,000 6.375%, 12/01/37 12/32 at 100.00 5,287,478
5,000 6.625%, 12/01/42 12/32 at 100.00 5,292,733
Total Ohio 170,441,018
Oklahoma - 0.3%
Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017
:
500 5.000%, 11/15/26 11/25 at 102.00 507,971
600 5.000%, 11/15/28 11/25 at 102.00 610,506
400 5.000%, 11/15/29 11/25 at 102.00 406,295
1,780 5.000%, 11/15/30 11/25 at 102.00 1,804,861
730 5.000%, 11/15/32 11/25 at 102.00 737,620

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma (continued)
$ 7,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
1/24 at 100.00 $ 7,874,438
Total Oklahoma 11,941,691
Oregon - 0.2%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A
:
1,865 4.000%, 12/01/36 12/28 at 103.00 1,604,069
1,860 4.000%, 12/01/41 12/28 at 103.00 1,475,848
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 692,298
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 418,832
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
1/24 at 100.00 75,006
1,000 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 1,014,067
235 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 236,039
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
1/24 at 100.00 405,453
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 3,096,746
Total Oregon 9,018,358
Pennsylvania - 2.7%
225 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call 220,260
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 2,004,848
2,010 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42, 144A
5/33 at 100.00 2,010,303
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 10,023,386
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,410 4.000%, 11/01/33 11/27 at 100.00 1,798,775
1,195 5.000%, 11/01/37 11/27 at 100.00 623,997
10,865 5.000%, 11/01/50 11/27 at 100.00 5,679,319
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
1/24 at 100.00 6,832,180
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
1,015 5.000%, 2/01/26 No Opt. Call 650,471
750 5.000%, 2/01/29 No Opt. Call 407,362
700 5.000%, 2/01/31 No Opt. Call 369,341
800 5.000%, 2/01/32 No Opt. Call 422,001
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put 2/01/25)
8/24 at 101.73 5,301,755

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 $ 3,810,090
4,000 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 3,172,794
2,230 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26
No Opt. Call 2,250,860
4,940 (d) Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 4.459%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread)
1/24 at 100.00 4,539,907
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 270,044
805 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call 801,421
205 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%,
3/01/28, 144A
No Opt. Call 203,796
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,006,941
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 1,557,088
5,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 4,146,948
365 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 361,942
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
1/24 at 100.00 870,240
405 (f) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/24, (ETM)
No Opt. Call 408,600
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 2,025,004
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United
Zion Retirement Community, Series 2017A
:
1,710 4.500%, 12/01/29 6/27 at 100.00 1,584,641
500 5.000%, 12/01/32 6/27 at 100.00 459,684
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/41
5/30 at 100.00 1,455,636
1,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 950,847
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 974,756
1,000 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,024,885

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,355 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
1/24 at 100.00 $ 1,357,176
5,160 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 516
5,160 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 516
6,055 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 605
5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 5,014,817
500 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/39, (AMT)
12/32 at 100.00 552,214
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29
11/25 at 100.00 2,754,814
8,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-143A, 5.450%, 4/01/51
4/33 at 100.00 8,596,853
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
200 5.000%, 7/01/31 7/27 at 100.00 185,995
500 5.000%, 7/01/32 7/27 at 100.00 460,191
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call 6,523,558
360 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project, Series
2020A, 5.000%, 8/01/30
No Opt. Call 373,376
665 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call 633,724
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
1/24 at 100.00 758,711
2,750 (d) Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 4.610%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread)
1/24 at 100.00 2,582,417
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 4,759,732
4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 3,873,606
Total Pennsylvania 106,648,943
Puerto Rico - 1.8%
23,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
1/24 at 18.60 4,372,866

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 3,975 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
1/24 at 100.00 $ 3,976,522
200 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 202,209
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 279,465
500 5.000%, 7/01/37, 144A 7/31 at 100.00 503,103
334 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 336,073
214 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 215,795
11,790 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40
1/24 at 100.00 3,381,854
1,100 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.500%, 1/01/24
No Opt. Call 300,186
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
2 (e),(g) 3.957%, 1/01/24 7/20 at 100.00 705
6,015 (e),(g) 5.000%, 1/01/24 No Opt. Call 2,047,343
1,000 (e),(g) 5.000%, 1/01/24 No Opt. Call 289,639
3 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A, 3.957%, 7/01/42
1/24 at 100.00 1,058
470 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 1/31/24
No Opt. Call 129,748
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
6,205 (e),(g) 5.000%, 1/01/24 No Opt. Call 1,743,920
1,140 (e),(g) 5.000%, 1/01/24 No Opt. Call 330,189
450 (e),(g) 5.000%, 1/01/24 No Opt. Call 125,329
200 (e),(g) 5.000%, 1/01/24 No Opt. Call 55,702
2 (e),(g) 5.000%, 7/01/32 1/24 at 100.00 706
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
2,140 (e),(g) 5.250%, 7/01/27 1/24 at 100.00 596,122
9,660 (e),(g) 5.250%, 7/01/28 1/24 at 100.00 2,755,799
4 (e),(g) 5.250%, 7/01/28 1/24 at 100.00 1,410
7,020 (e),(g) 5.250%, 7/01/29 1/24 at 100.00 2,005,372
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
50 (e),(g) 5.000%, 1/01/24 No Opt. Call 14,595
1,995 (e),(g) 5.250%, 7/01/27 1/24 at 100.00 543,459
110 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/27
1/24 at 100.00 33,683
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
18,275 (e),(g) 5.250%, 1/01/24 No Opt. Call 5,079,337
1,145 (e),(g) 5.250%, 1/01/24 No Opt. Call 313,000
350 (e),(g) 5.000%, 7/01/24 1/24 at 100.00 97,478
1,260 (e),(g) 5.250%, 7/01/24 1/24 at 100.00 342,361
1,000 (e),(g) 5.250%, 7/01/25 1/24 at 100.00 275,267
1,090 (e),(g) 5.000%, 7/01/28 1/24 at 100.00 304,110

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
$ 45 (e),(g) 5.050%, 1/01/24 7/23 at 100.00 $ 13,108
8,375 (e),(g) 4.800%, 7/01/29 1/24 at 100.00 2,953,360
3,000 (e),(g) 5.000%, 7/01/29 1/24 at 100.00 845,973
500 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016D-4-RSA-1, 7.500%, 1/01/24
No Opt. Call 121,348
2 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/24
6/23 at 100.00 705
6,135 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 5.400%, 7/01/28
1/24 at 100.00 1,740,758
635 (e),(g) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
1/24 at 100.00 180,240
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
2,255 (e),(g) 5.000%, 7/01/24 1/24 at 100.00 631,871
35 (e),(g) 5.000%, 7/01/25 1/24 at 100.00 10,216
115 (e),(g) 5.000%, 7/01/27 1/24 at 100.00 32,040
1,240 (e),(g) 5.000%, 7/01/32 1/24 at 100.00 345,550
2,310 (e),(g) 5.000%, 7/01/37 1/24 at 100.00 646,360
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
5,595 (e),(g) 5.375%, 1/01/24 No Opt. Call 1,589,240
2,850 (e),(g) 5.375%, 1/01/24 No Opt. Call 809,602
280 (e),(g) 5.500%, 1/01/24 No Opt. Call 77,297
20 (e),(g) 5.250%, 7/01/25 1/24 at 100.00 5,777
130 (e),(g) 5.000%, 7/01/28 1/24 at 100.00 37,946
1,060 (e),(g) 5.250%, 7/01/33 1/24 at 100.00 292,418
3,990 (e),(g) 5.500%, 7/01/38 1/24 at 100.00 1,092,854
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA
:
975 (e),(g) 5.250%, 1/01/24 No Opt. Call 268,334
2,000 (e),(g) 5.250%, 7/01/24 1/24 at 100.00 549,298
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC
:
2,100 (e),(g) 5.000%, 7/01/24 1/24 at 100.00 585,798
400 (e),(g) 4.625%, 7/01/25 1/24 at 100.00 112,902
50 (e),(g) 5.000%, 7/01/25 1/24 at 100.00 14,166
490 (e),(g) 5.000%, 7/01/28 1/24 at 100.00 136,470
695 (e),(g) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
4.625%, 7/01/25
1/24 at 100.00 196,877
4,320 (e),(g) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010ZZ,
5.250%, 1/01/24
No Opt. Call 1,237,634
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
730 (e),(g) 7.000%, 7/01/33 1/24 at 100.00 186,326
3,415 (e),(g) 6.750%, 7/01/36 1/24 at 100.00 879,008
6,875 (e),(g) 5.000%, 7/01/42 1/24 at 100.00 1,459,115
745 (e),(g) 7.000%, 7/01/43 1/24 at 100.00 190,155
Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE
:
2,460 (e),(g) 5.950%, 7/01/30 1/24 at 100.00 867,494
3,220 (e),(g) 6.250%, 7/01/40 1/24 at 100.00 1,115,610
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
4,164 4.750%, 7/01/53 7/28 at 100.00 4,131,319
2,365 5.000%, 7/01/58 7/28 at 100.00 2,379,165

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
$ 3,345 4.329%, 7/01/40 7/28 at 100.00 $ 3,328,990
2,500 4.784%, 7/01/58 7/28 at 100.00 2,470,474
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
228 5.625%, 7/01/29 No Opt. Call 247,814
7,917 0.000%, 7/01/33 7/31 at 89.94 4,946,723
272 4.000%, 7/01/33 7/31 at 103.00 267,093
92 4.000%, 7/01/35 7/31 at 103.00 88,968
439 4.000%, 7/01/37 7/31 at 103.00 420,225
636 4.000%, 7/01/41 7/31 at 103.00 585,346
33 4.000%, 7/01/46 7/31 at 103.00 29,269
1,850 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 1,010,384
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
250 5.000%, 6/01/24 1/24 at 100.00 249,244
275 5.000%, 6/01/30 1/24 at 100.00 265,766
Total Puerto Rico 70,301,035
Rhode Island - 0.2%
8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 8,016,319
Total Rhode Island 8,016,319
South Carolina - 0.2%
Richland County, South Carolina, Special Assessment Revenue Bonds,
Village at Sandhill Improvement District, Refunding Series 2021
:
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 863,497
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 1,026,635
3,550 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 3,326,884
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A
:
100 4.500%, 8/15/25, 144A 2/25 at 100.00 97,970
500 5.125%, 8/15/35, 144A 2/25 at 100.00 458,470
1,200 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 1,209,450
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 179,139
920 5.000%, 6/15/41, 144A 6/29 at 100.00 780,603
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
325 6.125%, 6/15/33, 144A 6/31 at 100.00 331,697
940 6.750%, 6/15/43, 144A 6/31 at 100.00 950,899
125 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A, 5.000%, 12/01/28
6/26 at 100.00 130,347
Total South Carolina 9,355,591

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 0.6%
$ 500 (e) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 $ 115,000
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
3,135 0.000%, 12/01/25, 144A No Opt. Call 2,818,341
3,245 0.000%, 12/01/26, 144A No Opt. Call 2,751,339
8,810 0.000%, 12/01/31, 144A No Opt. Call 5,578,634
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 1,708,879
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 2,254,476
1,080 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 1,035,289
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 1,225,687
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
13,584 (e) 5.250%, 5/01/25, 144A 11/24 at 100.00 1,359
4,361 (e) 6.000%, 5/01/34, 144A 11/24 at 100.00 436
775 (e) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 665,905
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
4,000 (e) 6.500%, 6/01/27, 144A No Opt. Call 440,000
12,635 (e) 7.125%, 6/01/32, 144A 6/27 at 100.00 1,389,850
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,050,854
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C
:
40 5.000%, 2/01/24 No Opt. Call 40,020
190 5.000%, 2/01/25 No Opt. Call 191,079
Total Tennessee 22,267,148
Texas - 9.9%
2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31, 144A
No Opt. Call 1,859,673
715 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A
No Opt. Call 733,443
Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022
:
250 5.000%, 9/01/28, 144A No Opt. Call 251,708
1,000 5.750%, 9/01/42, 144A 9/32 at 100.00 1,019,719
420 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call 434,236
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021
:
286 3.250%, 9/15/26, 144A No Opt. Call 269,063

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 500 3.750%, 9/15/31, 144A No Opt. Call $ 442,175
250 4.000%, 9/15/41, 144A 9/31 at 100.00 217,473
Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023
:
440 4.875%, 9/15/30 No Opt. Call 445,734
900 5.625%, 9/15/43 9/31 at 100.00 916,508
255 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call 255,411
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A
No Opt. Call 1,009,651
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,400 4.000%, 2/15/31 2/30 at 100.00 1,242,649
2,510 4.125%, 2/15/41 2/30 at 100.00 1,847,069
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A
:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 594,969
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 1,389,160
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022
:
1,245 5.500%, 6/01/32, 144A 6/29 at 103.00 1,290,718
5,085 6.000%, 6/01/42, 144A 6/29 at 103.00 5,175,312
600 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 587,584
530 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series 2018,
5.500%, 9/01/28, 144A
1/24 at 103.00 544,210
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021
:
335 2.500%, 9/01/26, 144A No Opt. Call 313,856
622 3.000%, 9/01/31, 144A 9/28 at 100.00 556,637
635 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call 651,208
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
165 5.000%, 1/01/30 1/27 at 100.00 170,159
1,800 5.000%, 1/01/31 1/27 at 100.00 1,855,702
1,700 5.000%, 1/01/32 1/27 at 100.00 1,751,379
985 5.000%, 1/01/33 1/27 at 100.00 1,013,943
580 5.000%, 1/01/34 1/27 at 100.00 597,148
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
1,445 5.000%, 1/01/24 No Opt. Call 1,445,000
540 5.000%, 1/01/25 No Opt. Call 539,859
1,680 5.000%, 1/01/27 No Opt. Call 1,694,933
990 5.000%, 1/01/28 1/27 at 100.00 1,001,529
1,445 5.000%, 1/01/29 1/27 at 100.00 1,462,654
880 5.000%, 1/01/30 1/27 at 100.00 890,385

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,985 5.000%, 1/01/32 1/27 at 100.00 $ 2,005,292
1,525 5.000%, 1/01/34 1/27 at 100.00 1,542,583
370 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call 363,604
800 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.375%, 11/01/42, 144A
11/32 at 100.00 811,919
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 799,899
Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021
:
285 4.125%, 9/01/26, 144A No Opt. Call 275,642
565 4.750%, 9/01/31, 144A No Opt. Call 526,864
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 1,550,919
Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021
:
130 2.000%, 9/01/27 9/26 at 100.00 122,088
135 2.000%, 9/01/28 9/26 at 100.00 125,114
140 2.125%, 9/01/29 9/26 at 100.00 128,746
145 2.250%, 9/01/30 9/26 at 100.00 132,513
150 2.250%, 9/01/31 9/26 at 100.00 135,272
315 2.250%, 9/01/33 9/26 at 100.00 277,257
335 2.500%, 9/01/35 9/26 at 100.00 294,710
540 2.500%, 9/01/38 9/26 at 100.00 438,146
595 2.750%, 9/01/41 9/26 at 100.00 469,819
1,090 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call 1,097,807
1,395 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018, 5.000%, 9/01/28, 144A
No Opt. Call 1,415,998
Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022
:
248 4.375%, 9/01/27, 144A No Opt. Call 245,126
430 4.625%, 9/01/32, 144A No Opt. Call 423,075
215 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 196,709
145 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call 147,551
Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023
:
685 4.500%, 9/01/30, 144A No Opt. Call 687,604
1,630 5.375%, 9/01/43, 144A 9/33 at 100.00 1,652,053
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021
:
150 3.250%, 9/01/26, 144A No Opt. Call 143,140
200 3.750%, 9/01/31, 144A No Opt. Call 181,225

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
$ 225 4.750%, 9/01/31, 144A No Opt. Call $ 218,253
50 5.250%, 9/01/41, 144A 9/31 at 100.00 50,469
185 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 184,522
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call 206,920
375 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.000%, 9/01/28
No Opt. Call 380,591
Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public
Improvement District Project, Series 2022
:
225 2.750%, 9/01/27, 144A No Opt. Call 205,157
350 3.125%, 9/01/32, 144A 9/31 at 100.00 296,033
875 3.375%, 9/01/42, 144A 9/31 at 100.00 668,905
200 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015, 5.500%, 9/01/24
1/24 at 102.00 200,834
Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
:
340 4.375%, 9/01/30, 144A No Opt. Call 340,346
1,225 5.125%, 9/01/43, 144A 9/33 at 100.00 1,216,664
1,010 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 1,038,842
395 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32, 144A
9/30 at 100.00 371,730
425 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 436,067
Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
:
450 5.750%, 9/01/30, 144A No Opt. Call 453,894
1,700 6.500%, 9/01/43, 144A 9/33 at 100.00 1,725,396
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
250 3.250%, 9/01/27, 144A No Opt. Call 232,879
350 3.625%, 9/01/32, 144A 9/31 at 100.00 312,011
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
174 2.875%, 9/01/27, 144A No Opt. Call 159,870
250 3.250%, 9/01/32, 144A 9/31 at 100.00 214,402
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 913,413
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
250 3.500%, 9/01/26, 144A No Opt. Call 241,717
500 4.000%, 9/01/31, 144A No Opt. Call 475,015

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021
:
$ 200 2.750%, 9/01/26, 144A No Opt. Call $ 190,392
400 3.250%, 9/01/31, 144A No Opt. Call 362,306
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
155 4.375%, 9/01/26, 144A 3/24 at 101.50 155,321
100 5.000%, 9/01/36, 144A 3/24 at 101.50 100,278
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project, Series
2021
:
120 2.500%, 9/01/26, 144A No Opt. Call 113,350
175 3.000%, 9/01/31, 144A No Opt. Call 154,378
500 3.375%, 9/01/41, 144A 9/31 at 100.00 405,407
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
170 4.500%, 9/01/27, 144A No Opt. Call 170,344
255 4.875%, 9/01/32, 144A No Opt. Call 257,612
City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022
:
367 4.375%, 9/15/27, 144A No Opt. Call 362,541
405 4.750%, 9/15/32, 144A No Opt. Call 398,740
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 1,030,302
City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022
:
295 5.125%, 9/15/27, 144A No Opt. Call 292,628
310 5.500%, 9/15/32, 144A No Opt. Call 307,650
750 6.000%, 9/15/42, 144A 9/32 at 100.00 759,037
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call 790,711
3,755 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,776,730
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A
:
6,400 5.750%, 6/15/38, 144A 6/31 at 100.00 6,422,824
5,000 6.000%, 6/15/43, 144A 6/31 at 100.00 5,044,577
460 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
3/24 at 103.00 474,605
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 2 Project, Series 2021
:
157 2.500%, 9/01/26, 144A No Opt. Call 147,279
475 3.000%, 9/01/31, 144A 9/29 at 100.00 415,199
1,050 3.250%, 9/01/41, 144A 9/29 at 100.00 820,437
Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021
:
100 2.250%, 8/15/29 8/26 at 100.00 89,081
105 2.250%, 8/15/30 8/26 at 100.00 92,098

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 105 2.375%, 8/15/31 8/26 at 100.00 $ 91,083
225 2.500%, 8/15/33 8/26 at 100.00 197,593
240 2.500%, 8/15/35 8/26 at 100.00 199,448
255 2.500%, 8/15/37 8/26 at 100.00 199,930
565 2.750%, 8/15/41 8/26 at 100.00 412,832
195 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call 192,608
Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C
:
650 4.000%, 10/01/41 10/31 at 100.00 655,782
700 4.000%, 10/01/46 10/31 at 100.00 681,615
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 476,862
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call 458,971
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
200 4.125%, 9/15/26, 144A No Opt. Call 193,854
260 4.750%, 9/15/31, 144A No Opt. Call 242,358
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement Area
1 Project, Series 2021
:
321 3.375%, 9/15/26, 144A No Opt. Call 302,507
205 4.000%, 9/15/31, 144A No Opt. Call 187,521
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022
:
512 5.375%, 9/15/27, 144A No Opt. Call 517,718
530 5.500%, 9/15/32, 144A No Opt. Call 547,561
273 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.125%, 9/15/32, 144A
No Opt. Call 280,495
305 (f) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.000%, 9/01/24, (ETM)
No Opt. Call 308,458
East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022
:
215 5.000%, 9/01/24 No Opt. Call 215,853
225 5.000%, 9/01/25 No Opt. Call 227,567
235 5.000%, 9/01/26 No Opt. Call 239,816
245 5.000%, 9/01/27 No Opt. Call 251,946
255 5.000%, 9/01/28 No Opt. Call 264,027
265 5.000%, 9/01/29 9/28 at 100.00 273,852
280 5.000%, 9/01/30 9/28 at 100.00 288,884
290 5.000%, 9/01/31 9/28 at 100.00 299,523
305 5.000%, 9/01/32 9/28 at 100.00 314,998
Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022
:
500 4.875%, 8/15/27, 144A No Opt. Call 500,785
778 5.250%, 8/15/32, 144A No Opt. Call 789,319
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 1,651,542

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022
:
$ 243 3.750%, 8/15/27, 144A No Opt. Call $ 238,001
587 4.000%, 8/15/32, 144A 8/30 at 100.00 559,855
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019
:
75 3.125%, 8/15/24, 144A No Opt. Call 74,361
510 3.500%, 8/15/29, 144A 8/27 at 100.00 484,873
110 4.000%, 8/15/39, 144A 8/27 at 100.00 100,063
Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021
:
500 2.625%, 9/01/26, 144A No Opt. Call 470,112
750 3.250%, 9/01/31, 144A No Opt. Call 659,913
Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
:
450 3.625%, 9/15/27, 144A No Opt. Call 436,899
415 3.875%, 9/15/32, 144A 9/30 at 100.00 387,562
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 1,121,557
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
1/24 at 100.00 785,674
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
295 4.000%, 9/01/24 No Opt. Call 295,301
310 4.000%, 9/01/25 No Opt. Call 311,237
335 4.000%, 9/01/27 No Opt. Call 340,402
485 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call 488,323
600 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call 599,117
1,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/28
1/24 at 100.00 1,381,444
Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021
:
100 2.000%, 4/01/27 No Opt. Call 92,285
100 2.000%, 4/01/28 No Opt. Call 90,550
100 2.250%, 4/01/29 No Opt. Call 89,994
100 2.250%, 4/01/30 4/29 at 100.00 88,714
100 2.375%, 4/01/31 4/29 at 100.00 87,909
250 2.500%, 4/01/33 4/29 at 100.00 215,844
250 2.500%, 4/01/35 4/29 at 100.00 206,893
300 2.500%, 4/01/37 4/29 at 100.00 234,447
300 2.750%, 4/01/39 4/29 at 100.00 226,360
325 3.000%, 4/01/41 4/29 at 100.00 250,450
Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
:
100 3.250%, 9/01/24, 144A No Opt. Call 99,056
435 3.625%, 9/01/29, 144A No Opt. Call 414,316
150 4.125%, 9/01/39, 144A 9/29 at 100.00 137,537

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 $ 1,203,985
3,690 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 3,805,520
2,945 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B,
0.000%, 12/01/46
12/31 at 53.69 756,152
Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011
:
1,250 6.500%, 7/15/30, (AMT) 1/24 at 100.00 1,250,546
2,000 6.625%, 7/15/38, (AMT) 1/24 at 100.00 2,000,873
240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 240,073
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021
:
196 2.500%, 9/01/26, 144A No Opt. Call 184,395
400 3.125%, 9/01/31, 144A 9/29 at 100.00 357,437
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 914,496
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021
:
176 2.750%, 9/01/26, 144A No Opt. Call 166,680
400 3.500%, 9/01/31, 144A 9/29 at 100.00 362,613
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 1,002,470
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021
:
216 2.625%, 9/01/26, 144A No Opt. Call 204,365
210 3.250%, 9/01/31, 144A 9/29 at 100.00 187,889
550 3.625%, 9/01/41, 144A 9/29 at 100.00 463,645
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 2 Project Series 2023
:
270 4.500%, 9/01/30, 144A No Opt. Call 273,869
870 5.250%, 9/01/43, 144A 9/31 at 100.00 886,972
Intercontinental Crossing Municipal Utility District, Harris County, Texas,
General Obligation Bonds, Series 2021
:
100 4.000%, 9/01/24 No Opt. Call 100,044
100 4.000%, 9/01/25 No Opt. Call 100,415
105 4.000%, 9/01/26 No Opt. Call 105,983
110 2.000%, 9/01/27 9/26 at 100.00 100,980
115 2.000%, 9/01/28 9/26 at 100.00 103,618
115 2.250%, 9/01/29 9/26 at 100.00 103,455
120 2.250%, 9/01/30 9/26 at 100.00 106,676
125 2.375%, 9/01/31 9/26 at 100.00 110,179
Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023
:
500 4.375%, 9/01/30, 144A No Opt. Call 500,461
1,600 5.250%, 9/01/43, 144A 9/31 at 100.00 1,595,798

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018
:
$ 550 2.500%, 9/01/26, 144A No Opt. Call $ 518,862
485 3.000%, 9/01/31, 144A No Opt. Call 429,950
Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021
:
235 5.125%, 9/15/28 No Opt. Call 237,963
730 5.625%, 9/15/42 9/32 at 100.00 753,406
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021
:
379 2.750%, 9/01/26, 144A No Opt. Call 352,915
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 1,628,821
680 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.500%,
9/01/43, 144A
9/33 at 100.00 687,606
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Area 1 Project, Series 2022
:
509 3.625%, 9/01/27, 144A No Opt. Call 497,923
505 3.875%, 9/01/32, 144A 9/30 at 100.00 475,756
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 1,137,853
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Project, Series 2022
:
220 4.125%, 9/01/27, 144A No Opt. Call 216,214
225 4.375%, 9/01/32, 144A 9/30 at 100.00 218,431
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/43, 144A
9/33 at 100.00 2,017,523
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%,
9/01/29, 144A
No Opt. Call 341,729
235 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 5.750%,
9/01/30, 144A
No Opt. Call 241,660
Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022
:
405 4.375%, 9/01/27 No Opt. Call 402,950
535 4.750%, 9/01/32 No Opt. Call 532,340
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 12,540,570
Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
:
500 3.500%, 9/15/27, 144A No Opt. Call 476,737
1,000 3.875%, 9/15/32, 144A No Opt. Call 911,282
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 2,598,539
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019
:
110 3.500%, 9/15/24, 144A No Opt. Call 109,120
365 3.750%, 9/15/29, 144A No Opt. Call 346,286

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022
:
$ 200 5.250%, 9/15/28, 144A No Opt. Call $ 202,158
1,500 5.875%, 9/15/42, 144A 9/32 at 100.00 1,552,490
255 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call 254,352
830 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.125%, 9/01/28, 144A
9/26 at 100.00 820,514
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 756,332
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1 &
2 Project, Series 2022
:
555 2.625%, 9/01/27, 144A No Opt. Call 519,526
750 3.125%, 9/01/32, 144A No Opt. Call 665,501
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 1,715,120
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022
:
145 3.500%, 9/01/27, 144A No Opt. Call 137,154
275 3.875%, 9/01/32, 144A No Opt. Call 248,857
650 4.125%, 9/01/42, 144A 9/32 at 100.00 559,008
Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022
:
150 3.250%, 9/01/27, 144A No Opt. Call 142,131
205 3.500%, 9/01/32, 144A No Opt. Call 180,849
530 3.750%, 9/01/42, 144A 9/32 at 100.00 428,914
Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Improvement Area 3 Project, Series 2021
:
168 2.375%, 9/01/26, 144A No Opt. Call 156,149
300 2.875%, 9/01/31, 144A 9/29 at 100.00 256,382
725 3.125%, 9/01/41, 144A 9/29 at 100.00 546,425
345 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call 352,493
250 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A
No Opt. Call 251,546
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call 361,194
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021
:
210 2.500%, 9/15/26, 144A No Opt. Call 193,721
300 3.125%, 9/15/31, 144A No Opt. Call 257,615
740 3.500%, 9/15/41, 144A 9/31 at 100.00 581,385
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
215 3.125%, 9/15/26, 144A No Opt. Call 199,245
315 3.750%, 9/15/31, 144A No Opt. Call 275,508

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 530 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.250%, 9/15/43,
144A
9/31 at 100.00 $ 531,938
245 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 247,397
250 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call 249,322
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021
:
293 3.375%, 9/01/26, 144A No Opt. Call 278,739
500 3.875%, 9/01/31, 144A No Opt. Call 454,406
100 4.125%, 9/01/41, 144A 9/31 at 100.00 88,471
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021
:
160 4.125%, 9/01/26, 144A No Opt. Call 155,054
200 4.625%, 9/01/31, 144A No Opt. Call 186,213
500 4.875%, 9/01/41, 144A 9/31 at 100.00 453,121
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
1/24 at 100.00 50,001
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019
:
75 3.500%, 9/15/24, 144A No Opt. Call 74,534
420 3.750%, 9/15/29, 144A No Opt. Call 405,699
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021
:
110 2.625%, 9/15/26, 144A No Opt. Call 102,946
240 3.125%, 9/15/31, 144A No Opt. Call 208,940
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 4 Project, Series 2022
:
425 5.000%, 9/15/27, 144A No Opt. Call 425,975
500 5.375%, 9/15/32, 144A No Opt. Call 505,494
46 (e) Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%,
2/15/24
No Opt. Call 457
290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018, 4.750%,
9/01/28, 144A
No Opt. Call 294,019
215 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.125%, 9/01/28, 144A
No Opt. Call 220,142
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
170 5.000%, 9/15/24, 144A No Opt. Call 170,529
600 5.250%, 9/15/29, 144A No Opt. Call 609,628
Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023
:
400 4.625%, 9/01/30, 144A No Opt. Call 403,202
855 5.375%, 9/01/43, 144A 9/33 at 100.00 863,973

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023
:
$ 1,000 4.750%, 9/01/30, 144A No Opt. Call $ 1,003,250
1,300 5.500%, 9/01/43, 144A 9/33 at 100.00 1,308,615
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021
:
430 2.875%, 9/15/26, 144A No Opt. Call 405,707
410 3.500%, 9/15/31, 144A No Opt. Call 367,313
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 926,775
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series 2021,
4.125%, 9/15/31, 144A
No Opt. Call 220,819
Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021
:
105 2.000%, 9/01/24 No Opt. Call 103,543
110 2.000%, 9/01/25 No Opt. Call 106,397
115 2.000%, 9/01/26 No Opt. Call 109,564
120 2.000%, 9/01/27 No Opt. Call 112,619
125 2.000%, 9/01/28 9/27 at 100.00 115,999
130 2.000%, 9/01/29 9/27 at 100.00 118,915
135 2.250%, 9/01/30 9/27 at 100.00 123,599
140 2.250%, 9/01/31 9/27 at 100.00 126,516
295 2.250%, 9/01/33 9/27 at 100.00 260,317
315 2.375%, 9/01/35 9/27 at 100.00 273,159
340 2.500%, 9/01/37 9/27 at 100.00 285,012
365 2.500%, 9/01/39 9/27 at 100.00 290,758
395 2.750%, 9/01/41 9/27 at 100.00 313,141
Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023
:
365 5.250%, 9/01/30, 144A No Opt. Call 370,248
730 6.125%, 9/01/43, 144A 9/31 at 100.00 750,652
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
225 3.625%, 9/01/26, 144A No Opt. Call 214,585
350 4.250%, 9/01/31, 144A No Opt. Call 326,602
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 635,861
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A
:
460 3.375%, 8/15/29, 144A 8/24 at 100.00 421,861
80 5.000%, 8/15/39, 144A 8/24 at 100.00 77,633
670 5.000%, 8/15/49, 144A 8/24 at 100.00 613,913
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30, 144A
8/25 at 103.00 1,373,369
330 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 253,136
2,135 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 1,752,595

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 20,332 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 $ 7,671,902
395 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.000%, 1/01/24
No Opt. Call 395,000
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
14,725 5.000%, 1/01/32 1/28 at 103.00 12,953,235
38,930 5.250%, 1/01/42 1/28 at 103.00 29,879,795
19,500 5.500%, 1/01/57 1/28 at 103.00 14,000,897
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A
:
690 (f) 5.000%, 4/01/24, (ETM) No Opt. Call 692,930
300 (f) 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 301,274
355 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/36, (Pre-refunded 4/01/26)
4/26 at 100.00 371,473
2,250 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/29
4/24 at 100.00 2,252,462
725 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 727,900
430 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call 431,720
305 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call 306,371
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
480 (e) 5.000%, 7/01/24 No Opt. Call 435,600
788 (e) 3.000%, 7/01/28 No Opt. Call 714,622
13,500 (e) 5.000%, 7/01/30 7/25 at 100.00 12,251,250
850 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015B, 4.625%, 7/01/28
No Opt. Call 771,791
North Hays County Municipal Utility District 1, Texas, General Obligation
Bonds, Unlimited Tax Series 2021
:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 239,334
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 377,801
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 382,648
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 777,241
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 781,543
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 936,202
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 559,542

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021
:
$ 300 3.000%, 9/15/26, 144A No Opt. Call $ 285,161
800 3.625%, 9/15/31, 144A No Opt. Call 722,788
650 4.000%, 9/15/41, 144A 9/31 at 100.00 565,882
7,000 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
4.750%, 9/15/41, 144A
9/31 at 100.00 6,669,032
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019
:
120 4.875%, 9/01/25, 144A No Opt. Call 119,910
265 5.250%, 9/01/30, 144A No Opt. Call 266,739
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
115 4.500%, 9/01/25, 144A No Opt. Call 114,675
351 4.875%, 9/01/30, 144A No Opt. Call 344,307
175 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call 168,652
Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 3 Project,
Series 2019
:
35 3.125%, 9/01/24, 144A No Opt. Call 34,705
205 3.500%, 9/01/29, 144A No Opt. Call 195,151
570 4.000%, 9/01/39, 144A 9/29 at 100.00 520,756
410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call 409,285
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call 369,355
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022
:
558 4.875%, 9/15/27, 144A No Opt. Call 559,380
912 5.125%, 9/15/32, 144A 9/30 at 100.00 923,272
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022
:
618 5.375%, 9/15/27, 144A No Opt. Call 622,271
500 5.625%, 9/15/32, 144A No Opt. Call 511,876
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Major
Improvement Area Project Series 2023, 8.250%, 9/15/43, 144A
9/33 at 100.00 1,325,063
150 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call 149,085
13,470 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
1/24 at 102.05 11,209,900
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020
:
4,900 3.625%, 1/01/35, (AMT), 144A 1/24 at 101.00 4,053,038
12,380 4.000%, 1/01/50, (AMT), 144A 1/24 at 101.00 8,897,937

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
$ 1,075 2.125%, 1/01/28, (AMT), 144A 1/24 at 103.00 $ 946,110
800 2.250%, 1/01/29, (AMT), 144A 1/24 at 103.00 685,890
800 2.625%, 1/01/31, (AMT), 144A 1/24 at 103.00 661,351
8,605 2.750%, 1/01/36, (AMT), 144A 1/24 at 103.00 6,267,750
7,215 2.875%, 1/01/41, (AMT), 144A 1/24 at 103.00 4,774,377
6,250 3.000%, 1/01/50, (AMT), 144A 1/24 at 103.00 3,689,410
Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022
:
439 4.250%, 9/01/27 No Opt. Call 437,501
460 4.750%, 9/01/32 9/30 at 100.00 462,320
Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021
:
75 2.500%, 9/01/26, 144A No Opt. Call 70,215
148 3.000%, 9/01/31, 144A 9/29 at 100.00 130,219
350 3.375%, 9/01/41, 144A 9/29 at 100.00 275,622
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022
:
360 4.250%, 9/01/27, 144A No Opt. Call 357,934
400 4.750%, 9/01/32, 144A No Opt. Call 401,808
500 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 4.500%,
9/01/30, 144A
No Opt. Call 498,662
2,500 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/43, 144A
9/33 at 100.00 2,559,541
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019
:
160 3.750%, 9/01/24, 144A No Opt. Call 159,046
540 4.000%, 9/01/29, 144A No Opt. Call 523,748
465 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 469,628
Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public
Improvement District Phase 3 & 4 Project, Series 2021
:
161 2.375%, 9/01/26, 144A No Opt. Call 150,018
215 2.875%, 9/01/31, 144A 9/30 at 100.00 187,199
550 3.250%, 9/01/41, 144A 9/30 at 100.00 420,930
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 1,972,915
1,125 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 6/15/23
12/22 at 100.00 675,000
35 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 34,890
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Parkside Village Public improvement District Project, Series 2019
:
85 3.250%, 9/15/24, 144A No Opt. Call 84,212
530 3.625%, 9/15/29, 144A No Opt. Call 506,975

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 315 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Phase 1B
Project, Series 2019, 3.875%, 9/15/29, 144A
9/27 at 100.00 $ 304,277
370 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 370,650
555 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.125%, 9/15/29, 144A
9/27 at 100.00 547,506
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022
:
476 4.750%, 9/15/27, 144A No Opt. Call 472,784
736 5.125%, 9/15/32, 144A No Opt. Call 740,769
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 2,215,792
525 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 532,086
Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 1 Project, Series 2020
:
50 3.125%, 9/15/25, 144A No Opt. Call 48,606
225 3.625%, 9/15/30, 144A No Opt. Call 207,771
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
240 4.875%, 9/15/27, 144A No Opt. Call 240,593
300 5.250%, 9/15/32, 144A No Opt. Call 304,254
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 473,780
660 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42,
144A
9/32 at 100.00 681,472
720 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%, 9/15/42,
144A
9/32 at 100.00 745,122
265 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/31
No Opt. Call 250,319
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
220 4.500%, 9/01/24, 144A No Opt. Call 220,419
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 1,282,660
380 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2024, 4.875%, 9/01/30, 144A, (WI/DD)
No Opt. Call 380,593
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
300 3.750%, 9/01/27, 144A No Opt. Call 288,642
500 4.000%, 9/01/32, 144A No Opt. Call 471,865

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022
:
$ 240 4.375%, 9/01/27, 144A No Opt. Call $ 236,165
295 4.625%, 9/01/32, 144A No Opt. Call 288,396
650 4.875%, 9/01/42, 144A 9/32 at 100.00 623,792
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
3,270 6.000%, 11/15/27 5/27 at 100.00 3,303,949
3,095 6.750%, 11/15/47 5/27 at 100.00 3,132,615
973 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere
Project, Series 2015A, 5.000%, 11/15/23
No Opt. Call 97
205 (d) Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006B, 4.483%, 12/15/26 (TSFR3M*0.67%
reference rate + 0.700% spread)
12/23 at 100.00 203,585
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
1,890 5.375%, 6/30/39, (AMT) 6/28 at 103.00 2,027,083
1,000 5.500%, 6/30/40, (AMT) 6/28 at 103.00 1,076,742
760 5.500%, 6/30/43, (AMT) 6/28 at 103.00 816,035
390 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 391,419
11,615 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts
CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put 4/01/24), 144A
4/24 at 100.00 11,682,880
450 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call 458,161
Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022
:
400 4.375%, 9/15/27, 144A No Opt. Call 395,274
500 4.750%, 9/15/32, 144A No Opt. Call 492,618
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 982,394
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
300 4.375%, 9/01/27, 144A No Opt. Call 300,233
300 4.750%, 9/01/32, 144A No Opt. Call 302,392
945 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 5.875%,
9/01/32, 144A
No Opt. Call 988,383
Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021
:
425 5.000%, 9/01/31 No Opt. Call 460,210
425 4.000%, 9/01/32 9/31 at 100.00 430,399
755 3.000%, 9/01/34 9/31 at 100.00 681,626
280 4.000%, 9/01/35 9/31 at 100.00 277,285

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022
:
$ 691 5.625%, 9/15/28, 144A No Opt. Call $ 696,634
2,394 6.250%, 9/15/42, 144A 9/32 at 100.00 2,433,843
Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021
:
216 2.625%, 9/15/26, 144A No Opt. Call 202,956
250 3.125%, 9/15/31, 144A 9/29 at 100.00 221,560
440 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 4.500%, 9/01/27
No Opt. Call 443,673
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
900 5.500%, 9/01/25 No Opt. Call 897,250
1,840 6.125%, 9/01/35 9/25 at 100.00 1,843,691
2,025 6.250%, 9/01/40 9/25 at 100.00 2,029,138
Total Texas 387,349,375
Utah - 1.1%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 506,271
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 1,567,253
2,015 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 1,987,460
3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 3,853,765
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%, 6/01/41,
144A
6/27 at 103.00 2,447,299
1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,364,041
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
4,730 4.000%, 6/01/36 9/26 at 103.00 4,078,782
8,580 4.000%, 6/01/41 9/26 at 103.00 6,923,131
8,270 4.000%, 6/01/52 9/26 at 103.00 6,144,238
3,670 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 3,724,807
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
290 3.500%, 6/15/24, 144A No Opt. Call 288,443
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 1,667,024
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 2,104,739
475 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A, 5.000%,
6/15/39, 144A
12/29 at 100.00 442,055
1,245 Utah Charter School Finance Authority, Revenue Bonds, Beehive Science
& Technology Academy, Series 2021A, 4.000%, 10/15/31, 144A
10/28 at 100.00 1,138,313
1,360 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call 1,355,152

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah (continued)
$ 815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 $ 806,929
1,350 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/39, 144A
6/27 at 100.00 1,264,281
Total Utah 41,663,983
Virgin Islands - 0.6%
445 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
1/24 at 100.00 403,398
225 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/24, 144A
No Opt. Call 223,292
470 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call 465,833
5,785 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 5,613,563
6,080 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 6,032,539
420 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 418,799
4,810 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/24 at 100.00 4,651,654
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 4,215,808
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT), 144A
10/29 at 104.00 973,956
Total Virgin Islands 22,998,842
Virginia - 0.7%
Ballston Quarter Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2016A
:
710 5.000%, 3/01/26 No Opt. Call 669,608
1,920 5.125%, 3/01/31 3/27 at 100.00 1,617,663
2,730 (e) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A
11/24 at 100.00 1,949,036
385 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25,
144A
No Opt. Call 385,843
Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022
:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 746,636
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 2,860,604
25 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 23,526
1,270 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-2,
5.500%, 12/01/28, (WI/DD)
12/24 at 100.00 1,278,534
1,900 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024C-3,
5.250%, 12/01/27, (WI/DD)
12/24 at 100.00 1,912,799

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia (continued)
$ 150 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 4.000%, 1/01/24
No Opt. Call $ 150,000
4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-1, 6.250%, 9/01/30
9/26 at 100.00 4,103,781
7,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-2, 5.750%, 9/01/30
9/26 at 100.00 7,696,185
4,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023B-3, 5.375%, 9/01/29
9/26 at 100.00 4,105,779
105 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 95,246
1,295 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call 1,341,322
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 100,604
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
1/24 at 100.00 323,332
Total Virginia 29,360,498
Washington - 0.4%
960 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call 955,464
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 1,308,052
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
1,085 5.500%, 6/01/27, (AMT) 1/24 at 100.00 1,084,937
1,500 5.600%, 6/01/37, (AMT) 1/24 at 100.00 1,417,600
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 759,282
220 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
1/24 at 100.00 216,689
12,910 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 1,291
1,130 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A
1/28 at 100.00 113
6,085 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 609
3,860 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 386
1,000 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 100

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 5,000 (c) Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 7.332%,
1/01/35, 144A, (IF)
7/24 at 100.00 $ 5,004,356
345 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26, 144A
7/24 at 102.00 330,229
620 (f) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25,
(ETM), 144A
No Opt. Call 633,837
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 900,078
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 2,758,249
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 1,780,605
430 (f) Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A, 6.000%,
1/01/24, (ETM), 144A
No Opt. Call 430,000
Total Washington 17,581,877
West Virginia - 0.4%
1,500 Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017, 4.500%, 6/01/32
6/27 at 100.00 1,426,187
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
840 4.500%, 6/01/27, 144A No Opt. Call 847,330
4,745 5.750%, 6/01/43, 144A 6/27 at 100.00 4,892,551
210 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 193,720
12,230 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53, 144A
6/28 at 29.69 2,802,446
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42, 144A
6/31 at 100.00 406,893
1,530 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 1,244,676
West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A
:
1,000 5.000%, 1/01/33 1/29 at 100.00 1,028,002
1,000 5.000%, 1/01/36 1/29 at 100.00 1,024,218
Total West Virginia 13,866,023
Wisconsin - 5.9%
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 3,075,481

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017
:
$ 300 5.000%, 11/15/31 11/26 at 100.00 $ 317,922
190 5.000%, 11/15/33 11/26 at 100.00 201,136
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 158,134
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 243,985
895 5.000%, 6/15/41, 144A 6/29 at 100.00 764,402
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 352,464
335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37, 144A
6/30 at 100.00 335,252
75 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call 74,031
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
845 4.000%, 6/15/29, 144A 6/26 at 100.00 800,465
390 5.000%, 6/15/39, 144A 6/26 at 100.00 356,571
710 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 680,928
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A
:
2,225 6.500%, 6/01/42, 144A 6/30 at 100.00 2,203,652
1,365 6.500%, 6/01/47, 144A 6/30 at 100.00 1,325,023
995 6.625%, 6/01/52, 144A 6/30 at 100.00 969,486
525 6.750%, 6/01/62, 144A 6/30 at 100.00 513,004
410 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A
No Opt. Call 399,816
1,175 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%,
7/15/32
1/24 at 100.00 1,175,630
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
250 5.750%, 7/01/33, 144A 7/28 at 103.00 258,131
325 6.375%, 7/01/43, 144A 7/28 at 103.00 333,253
650 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/31, 144A
1/28 at 100.00 649,618
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A
:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 716,153
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 1,755,372
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
4,175 4.100%, 6/15/26, 144A No Opt. Call 4,063,058
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 4,382,433
2,395 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%,
6/15/27, 144A
6/24 at 100.00 2,310,461

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
$ 230 5.250%, 7/15/33, 144A No Opt. Call $ 231,883
460 6.000%, 7/15/43, 144A 7/33 at 100.00 464,641
165 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call 164,211
1,345 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 1,318,876
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A
:
510 4.500%, 6/15/32, 144A No Opt. Call 493,270
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 1,224,552
3,920 Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A, 4.000%, 9/01/36
9/31 at 100.00 3,655,925
Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017
:
2,710 6.750%, 3/01/27, 144A No Opt. Call 2,858,184
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 2,600,739
1,725 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 5.875%, 6/15/38, 144A
6/33 at 100.00 1,736,740
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A
:
255 4.000%, 6/15/29, 144A 6/26 at 100.00 244,722
440 5.000%, 6/15/39, 144A 6/26 at 100.00 422,148
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
500 5.625%, 6/15/37 6/29 at 101.00 478,399
750 5.875%, 6/15/42 6/29 at 101.00 716,270
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 241,202
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 878,843
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 5,007,293
260 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call 254,409
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A
:
265 5.250%, 2/01/25 No Opt. Call 264,522
1,380 5.750%, 2/01/35 2/25 at 100.00 1,382,492
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
31,975 (e) 3.125%, 8/01/27, 144A No Opt. Call 24,940,500
7,270 (e) 6.750%, 8/01/31, 144A No Opt. Call 5,307,100
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
22,365 5.000%, 12/01/27, 144A No Opt. Call 20,710,547

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 13,115 6.500%, 12/01/37, 144A 12/27 at 100.00 $ 12,069,765
300 6.750%, 12/01/42, 144A 12/27 at 100.00 278,796
9,000 7.000%, 12/01/50, 144A 12/27 at 100.00 8,413,226
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 1,957,402
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 101,400
1,700 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A
10/27 at 100.00 170,000
1,000 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 10
11,630 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call 10,500,471
Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A
:
2,155 5.000%, 10/01/33, 144A 10/31 at 100.00 2,161,697
1,820 5.750%, 10/01/43, 144A 10/31 at 100.00 1,809,198
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
570 5.000%, 4/01/30, 144A No Opt. Call 578,398
30 (f) 5.000%, 4/01/30, (ETM), 144A No Opt. Call 32,929
10,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone CCRC
Project, Series 2021A, 4.000%, 6/01/56, 144A
6/27 at 103.00 6,726,250
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 4,734,457
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
7,130 4.000%, 6/01/36 6/27 at 103.00 6,130,509
2,500 5.000%, 6/01/37 6/28 at 103.00 2,337,338
1,130 4.000%, 6/01/41 6/27 at 103.00 884,754
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 1,670,467
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 3,126,180
8,970 4.250%, 7/01/54, (AMT) 7/31 at 100.00 6,320,624
Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A
:
1,285 4.000%, 12/01/31, 144A No Opt. Call 1,174,242
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 1,845,766
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 11,445,750
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 3,804,750
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 1,257,750
735 (e),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 73
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
285 4.000%, 10/15/31, 144A No Opt. Call 257,870
570 5.000%, 10/15/41, 144A 10/31 at 100.00 515,664

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas Biomedical
Research Institute Project, Series 2021A, 3.000%, 6/01/48
6/31 at 100.00 $ 710,281
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
1/24 at 105.00 17,494,963
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017
:
235 4.375%, 8/01/27 8/24 at 103.00 215,203
5,245 5.000%, 8/01/27 8/24 at 103.00 4,905,142
4,015 5.000%, 8/01/32 8/24 at 103.00 3,426,777
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019
:
1,000 4.250%, 8/01/34 8/26 at 103.00 817,059
2,300 4.500%, 8/01/39 8/26 at 103.00 1,711,649
320 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
1/24 at 101.00 317,121
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021
:
1,015 3.000%, 12/01/31 12/26 at 100.00 856,876
2,550 4.000%, 12/01/41 12/26 at 100.00 1,950,462
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,250 5.000%, 5/01/26 5/24 at 100.00 1,236,838
1,000 5.125%, 5/01/29 5/24 at 100.00 994,620
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/41
9/27 at 103.00 409,876
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,260,224
Total Wisconsin 231,626,156
Total Municipal Bonds
(cost $4,121,452,408) 3,733,674,066
Shares Description (a) Value
X –
COMMON STOCKS - 10.1% X 398,240,889
Materials - 0.0%
153 (g),(h) Palouse Fiber Holdings $ 22,950
Total Materials 22,950
Utilities - 10.1%
4,940,062 (h),(i) Energy Harbor Corp 395,451,963
45,036 (h),(j) Talen Energy Supply LLC 2,765,976
Total Utilities 398,217,939
Total Common Stocks
(cost $109,033,142) 398,240,889

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.2% X 7,242,892
Consumer Services - 0.2%
$ 10,500 Wild Rivers Water Park 8.500% 11/01/51 $ 7,242,892
Total Consumer Services 7,242,892
Total Corporate Bonds
(cost $9,654,934) 7,242,892
Principal
Amount (000) Description (a) Coupon (k)
Reference
Rate (k) Spread (k) Maturity (l) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (k) X 225,543
Capital Goods - 0.0%
$ 1,030 (e),(g) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 225,543
Total Capital Goods 225,543
Total Variable Rate Senior Loan Interests
(cost $1,029,408) 225,543
Total Long-Term Investments
(cost $4,241,169,892) 4,139,383,390
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0.3% X 12,099,708
$ 12,100 (m) Fixed Income Clearing Corp (FICC) 1.600% 1/02/24 $ 12,099,708
Total Repurchase Agreements
(cost $12,099,708) 12,099,708
Total Short-Term Investments
(cost $12,099,708) 12,099,708
Total Investments (cost $4,253,269,600 ) - 105.7% 4,151,483,098
Borrowings - (1.4)% (n) (54,702,943)
Floating Rate Obligations - (5.3)% (209,700,000)
Other Assets & Liabilities, Net -  1.0% 41,011,077
Net Assets - 100% $ 3,928,091,232
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (2,469) 3/24 $ (269,518,944) $ (278,726,953) $ (9,208,009)
U.S. Treasury 5-Year Note (1,901) 3/24 (202,052,528) (206,778,306) (4,725,778)
Total $(471,571,472) $(485,505,259) $(13,933,787)

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,691,477,721 $ 42,196,345 $ 3,733,674,066
Common Stocks – 398,217,939 22,950 398,240,889
Corporate Bonds – 7,242,892 – 7,242,892
Variable Rate Senior Loan Interests – – 225,543 225,543
Short-Term Investments:
Repurchase Agreements – 12,099,708 – 12,099,708
Investments in Derivatives:
Futures Contracts* (13,933,787) – – (13,933,787)
Total
$ (13,933,787) $ 4,109,038,260 $ 42,444,838 $ 4,137,549,311
* Represents net unrealized appreciation (depreciation).
Short Duration High Yield
Level 3
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Common
Stocks
Balance at the beginning of period $2,799,534 $1,400,382 $-
Gains (losses):
Net realized gains (losses) 2,241 (1,088,408) -
Change in net unrealized
appreciation (depreciation) (62,708,772) (803,865) -
Purchases at cost 99,974,149 1,600,000 22,950
Sales at proceeds (70,781) (882,566) -
Net discounts (premiums) 147,204 - -
Transfers into 2,052,770 - -
Transfers (out of) - - -
Balance at the end of period $42,196,345 $225,543 $22,950
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(82,549,704) $(803,865) $-

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Duration
High Yield
Municipal Bonds $42,196,344 Discounted Cash Flow Discount Rate 15.00% N/A
Yield Spread 1.76% - 2.20% N/A
Expected Recovery Recovery Proceeds 0.001% - 100% 0.01% - 0.40%
Probability Weighted Expected
Recovery
Recovery Proceeds 0.001% - 130% 5.39% - 93.55%
Scenario Weights 0% - 100% 0.59% - 93.55%
Variable Rate Senior
Loan Interests
225,543 Discounted Cash Flow Discount Rate 15% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 21.91% N/A
Scenario Weights 0% - 100% N/A
Common Stocks 22,950 Purchase Cost Cost $150 N/A
Total $42,444,837
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Municipal Bonds $- $- $- $(2,052,770) $2,052,770 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with
Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 6.000%, 12/15/36; and Talen Energy Supply
LLC, 6.500%, 6/01/25, Senior Notes.
(k) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(l) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(m) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/29/23 to be repurchased at $12,101,859 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 4.875% and maturity date 11/30/25, valued at $12,341,775.
(n) Borrowings as a percentage of Total Investments is 1.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD When-issued or delayed delivery security.